As filed with Securities and Exchange Commission on April 28, 2021.
File Nos. 333-137942
811-03240

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 28	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 280	[X]
(Check Appropriate Box or Boxes)

The Variable Annuity Life Insurance Company Separate Account A
(Exact Name of Registrant)
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
(Name of Depositor)
2929 Allen Parkway, Houston, Texas 77019
(Address of Depositor’s Principal Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code: (713) 831-3150
Johnpaul S. Van Maele
The Variable Annuity Life Insurance Company
2919 Allen Parkway, Houston, Texas 77019
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
□  immediately upon filing pursuant to paragraph (b) of Rule 485
☒  on May 3, 2021 pursuant to paragraph (b) of Rule 485
□  60 days after filing pursuant to paragraph (a)(1) of Rule 485
□  on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Units of interest in The Variable Annuity Life Insurance Company Separate Account A of The Variable Annuity Life Insurance Company under variable annuity contracts.

The Variable Annuity Life Insurance Company Separate Account A
Cross Reference Sheet
Part A — Prospectus
Item Number in Form N-4		Caption
1.	Cover Page	Cover Page
2.	Definitions	Glossary of Terms
3.	Synopsis	Fee Tables; Highlights
4.	Condensed Financial Information	Fee Tables; Selected Purchase Unit Data
5.	General Description of Registrant, Depositor and Portfolio Companies	General Information; Fixed and Variable Account Option(s)
6.	Deductions	Fee Tables; Fees and Charges
7.	General Description of Variable Annuity Contracts	Highlights; General Information; Purchase Period; Transfers Between Investment Options; Other Contract Features
8.	Annuity Period	Payout Period
9.	Death Benefit	Death Benefits
10.	Purchases and Contract Value	Purchase Period; Surrender of Account Value
11.	Redemptions	Surrender of Account Value
12.	Taxes	Federal Tax Matters
13.	Legal Proceedings	Legal Proceedings
14.	Table of Contents of Statement of Additional Information	Table of Contents of Statement of Additional Information

Part B — Statement of Additional Information
Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a “P” are made by reference to the captions in the Prospectus.
Item Number in Form N-4		Caption
15.	Cover Page	Cover Page
16.	Table of Contents	Table of Contents
17.	General Information and History	General Information (P); Fixed and Variable Account Option(s) (P)
18.	Services	General Information (P); Experts
19.	Purchase of Securities Being Offered	Purchase Period (P)
20.	Underwriters	Distribution of Variable Annuity Contracts; General Information (P)
21.	Calculation of Performance Data	Not Applicable
22.	Annuity Payments	Payout Period (P); Purchase Unit Value; Payout Payments
23.	Financial Statements	General Information (P); Experts
Part C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 3, 2021

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Units of Interest Under Group and Individual

Fixed and Variable Deferred Annuity Contracts

Portfolio Director® Plus, Portfolio Director 2, and Portfolio Director

For Series 1.00 to 12.00

The following information in this Supplement applies for the period May 3 – May 23, 2021. This Supplement should be disregarded on and after May 24, 2021 and you should refer solely to the prospectus.

On or about May 24, 2021 certain underlying funds available through the Variable Account Options will engage in reorganization transactions, subject to shareholder approval. Shareholders of such underlying funds will be asked to approve proposed reorganizations of certain existing VALIC Company I (“VC I”) and VALIC Company II (“VC II”) Funds, indicated below as Target Funds, into corresponding mutual funds advised by The Variable Annuity Life Insurance Company (“VALIC”), as investment adviser, set out in the following table under the heading Acquiring Funds. Shareholders of the Target Funds will have the opportunity to vote their shares at a joint special meeting of shareholders to be held on Tuesday, May 11, 2021.

Target Funds	Acquiring Funds
VC II Small Cap Value Fund	VC I Small Cap Value Fund (new fund)
VC II Capital Appreciation Fund	VC I Capital Appreciation Fund (new fund)
VC II Aggressive Growth Lifestyle Fund	VC I Aggressive Growth Lifestyle Fund (new fund)
VC II Moderate Growth Lifestyle Fund	VC I Moderate Growth Lifestyle Fund (new fund)
VC II Conservative Growth Lifestyle Fund	VC I Conservative Growth Lifestyle Fund (new fund)
VC II International Opportunities Fund	VC I International Opportunities Fund (new fund)
VC II High Yield Bond Fund	VC I High Yield Bond Fund (new fund)
VC II Mid Cap Value Fund	VC I Mid Cap Value Fund (new fund)
VC II U.S. Socially Responsible Fund	VC I U.S. Socially Responsible Fund (new fund)
VC I Capital Conservation Fund	VC I Core Bond Fund (new fund)
VC II Core Bond Fund
VC II Strategic Bond Fund
VC I Small Cap Aggressive Growth Fund	VC I Small Cap Growth Fund (new fund)
VC I Small Cap Fund
VC II Small Cap Growth Fund
VC II Government Money Market II Fund	VC I Government Money Market I Fund

If the proposed reorganizations are approved, Target Fund shares will be exchanged for the shares of the corresponding Acquiring Fund with the same aggregate net asset value of the Target Fund shares currently held. Subject to shareholder approval, the reorganizations are to take place on or about May 24, 2021. On such date, all newly created funds will become available through corresponding new Variable Account Options. For a complete list of available Variable Account Options on and after May 24, 2021, please see the prospectus.

After Market Close on May 21, 2021, all transfer, purchase, or redemption requests directed to a Variable Account Option that invests in a Target Fund will be automatically directed to the Variable Account Option that invests in the corresponding Acquiring Fund.

1

For the period May 3, 2021 — May 23, 2021, the following text replaces the Variable Account Options in the prospectus. For Variable Account Options available on and after approximately May 24, 2021, please see the prospectus.

Variable Account Options

VALIC Company I Funds

Asset Allocation Fund

Blue Chip Growth Fund

Capital Conservation Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund

Global Real Estate Fund

Global Strategy Fund

Government Money Market I Fund

Government Securities Fund

Growth Fund

Inflation Protected Fund

International Equities Index Fund

International Government Bond Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science & Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Index Fund

Small Cap Special Values Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

VALIC Company II Funds

Aggressive Growth Lifestyle Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Core Bond Fund

Government Money Market II Fund

High Yield Bond Fund

International Opportunities Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Small Cap Growth Fund

Small Cap Value Fund

Strategic Bond Fund

U.S. Socially Responsible Fund

Public Funds

American Beacon Bridgeway Large Cap Growth Fund

Ariel Appreciation Fund

Ariel Fund

Invesco Balanced-Risk Commodity Strategy Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

Vanguard Lifestrategy Conservative Growth Fund

Vanguard Lifestrategy Growth Fund

Vanguard Lifestrategy Moderate Growth Fund

Vanguard Long-Term Investment-Grade Fund

Vanguard Long-Term Treasury Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

2

For the period May 3, 2021 — May 23, 2021, the following Fee Table hereby replaces the Mortality and Expense Risk Separate Account Charges table. The reference to VALIC Company II Funds will no longer exist after the reorganization. Accordingly, for Mortality and Expense Risk Separate Account Charges applicable on and after May 24, 2021 please refer to the Fee Tables on page 5 of the prospectus.

Mortality and Expense Risk Separate Account Charges for each Variable Account Option (as a percentage of average daily net asset value allocated to the Variable Account Option)	Maximum Separate Account Charge (%) (4)	Separate Account Reimbursement or Credit (%) (5)	Current (Net) Separate Account Charge (%)
VALIC Company I Funds (6) (29 Funds)	1.00	—	1.00
VALIC Company II Funds (6) (13 Funds)	1.00	(0.25)	0.75
Public Funds
American Beacon Bridgeway Large Cap Growth Fund (Investor Shares)	1.25	(0.25)	1.00
Ariel Appreciation Fund (Investor Shares)	1.25	(0.25)	1.00
Ariel Fund (Investor Shares)	1.25	(0.25)	1.00
Invesco Balanced-Risk Commodity Strategy Fund (R5 Shares)	1.25	(0.25)	1.00
T. Rowe Price Retirement Funds (Advisor Shares) 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, 2055 Fund, 2060 Fund	1.25	(0.25)	1.00
Vanguard LifeStrategy Funds (Investor Shares) Conservative Growth Fund, Growth Fund, Moderate Growth Fund	1.25	—	1.25
Vanguard Long-Term Investment-Grade Fund (Investor Shares)	1.25	(0.25)	1.00
Vanguard Long-Term Treasury Fund (Investor Shares)	1.25	(0.25)	1.00
Vanguard Wellington Fund (Investor Shares)	1.25	—	1.25
Vanguard Windsor II Fund (Investor Shares)	1.25	—	1.25

(4) See “Purchase Unit Value” in the SAI for a discussion of how the separate account charges impact the calculation of each Division’s unit value. Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.”

(5) For these Variable Account Options, the Separate Account Charges for these Divisions currently are reduced voluntarily by VALIC. See “Separate Account Expense Reimbursements or Credits.”

(6) See cover page for a list of the VALIC Company I and VALIC Company II Funds available as Variable Account Options.

For the period May 3, 2021 — May 23, 2021, the following list of Variable Account Options and corresponding Adviser/Sub-Adviser information applies. On and after May 24, 2021 please see the prospectus for information on the available Variable Account Options and the corresponding Adviser/Sub-Adviser information.

Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser

Domestic Large-Cap Equity Asset Class

American Beacon Bridgeway Large Cap Growth Fund	Adviser: American Beacon Advisors, Inc. Sub-Adviser: Bridgeway Capital Management, Inc.	Nasdaq-100® Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica Asset Management, LLC (“SunAmerica”)

Blue Chip Growth Fund	Adviser: VALIC Sub-Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)	Stock Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Capital Appreciation Fund	Adviser: VALIC Sub-Adviser: BMO Asset Management Corp.	Systematic Core Fund	Adviser: VALIC Sub-Adviser: Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)

Dividend Value Fund	Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC (“BlackRock”) and SunAmerica	Systematic Value Fund	Adviser: VALIC Sub-Adviser: Wellington Management Company LLP (“Wellington Management”)

Growth Fund	Adviser: VALIC Sub-Advisers: BlackRock and SunAmerica	U.S. Socially Responsible Fund	Adviser: VALIC Sub-Adviser: SunAmerica

3

Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser

Large Capital Growth Fund	Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company (“MFS”)	Vanguard Windsor II Fund	Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC

Domestic Mid-Cap Equity Asset Class

Ariel Appreciation Fund	Adviser: Ariel Investments, LLC	Mid Cap Strategic Growth Fund	Adviser: VALIC Sub-Advisers: Janus Capital Management LLC (“Janus”) and AllianzGlobal Investors U.S., LLC (“Allianz”)

Mid Cap Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica	Mid Cap Value Fund	Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management

Domestic Small-Cap Equity Asset Class

Ariel Fund	Adviser: Ariel Investments, LLC	Small Cap Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Small Cap Aggressive Growth Fund	Adviser: VALIC Sub-Adviser: Victory Capital Management Inc.	Small Cap Special Values Fund	Adviser: VALIC Sub-Advisers: Wells Capital Management Incorporated (“WellsCap”)

Small Cap Fund	Adviser: VALIC Sub-Advisers: J.P. Morgan Investment Management Inc. (“JPMIM”), T. Rowe Price and Bridgeway Capital Management, LLC	Small Cap Value Fund	Adviser: VALIC Sub-Adviser: JPMIM

Small Cap Growth Fund	Adviser: VALIC Sub-Adviser: JPMIM

Global Equity Asset Class (International And Domestic)

Global Strategy Fund	Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc.	International Socially Responsible Fund	Adviser: VALIC Sub-Adviser: SunAmerica

International Equity Asset Class

Emerging Economies Fund	Adviser: VALIC Sub-Adviser: JPMIM	International Growth Fund	Adviser: VALIC Sub-Adviser: Morgan Stanley Investment Management Inc.

International Equities Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica	International Opportunities Fund	Adviser: VALIC Sub-Advisers: MFS and Delaware Investment Fund Advisers
		International Value Fund	Adviser: VALIC Sub-Adviser: WellsCap

4

Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser

Specialty Asset Class

Global Real Estate Fund	Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. (“Invesco”) And Goldman Sachs Sub-Sub-Adviser: Invesco Asset Management Limited, an affiliate of Invesco	Science & Technology Fund	Adviser: VALIC Sub-Advisers: T. Rowe Price, Allianz and Wellington Management

Invesco Balanced-Risk Commodity Strategy Fund	Adviser: Invesco

Hybrid Asset Class (Equity and Fixed Income)

Aggressive Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge Investments LLC (“PineBridge”)	T. Rowe Price Retirement 2040 Fund	Adviser: T. Rowe Price

Asset Allocation Fund	Adviser: VALIC Sub-Adviser: JPMIM	T. Rowe Price Retirement 2045 Fund	Adviser: T. Rowe Price

Conservative Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge	T. Rowe Price Retirement 2050 Fund	Adviser: T. Rowe Price

Dynamic Allocation Fund	Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	T. Rowe Price Retirement 2055 Fund	Adviser: T. Rowe Price

Moderate Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge	T. Rowe Price Retirement 2060 Fund	Adviser: T. Rowe Price

T. Rowe Price Retirement 2015 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Conservative Growth Fund

The LifeStrategy Funds do not employ an investment advisor, but benefit from the investment advisory services provided to the underlying funds in which they invest. The investment advisor to the underlying funds is The Vanguard Group, Inc. (“Vanguard”).

T. Rowe Price Retirement 2020 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Growth Fund

T. Rowe Price Retirement 2025 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Moderate Growth Fund

T. Rowe Price Retirement 2030 Fund	Adviser: T. Rowe Price	Vanguard Wellington Fund	Adviser: Wellington Management

T. Rowe Price Retirement 2035 Fund	Adviser: T. Rowe Price

Fixed Income Asset Class

Capital Conservation Fund	Adviser: VALIC Sub-Adviser: PineBridge	Inflation Protected Fund	Adviser: VALIC Sub-Adviser: Wellington Management

Core Bond Fund	Adviser: VALIC Sub-Adviser: PineBridge	International Government Bond Fund	Adviser: VALIC Sub-Adviser: PineBridge

Government Money Market I Fund	Adviser: VALIC Sub-Adviser: SunAmerica	Strategic Bond Fund	Adviser: VALIC Sub-Adviser: PineBridge

Government Money Market II Fund	Adviser: VALIC Sub-Adviser: SunAmerica	Vanguard Long-Term Investment-Grade Fund	Advisers: Wellington Management and Vanguard

Government Securities Fund	Adviser: VALIC Sub-Adviser: JPMIM	Vanguard Long-Term Treasury Fund	Adviser: Vanguard
High Yield Bond Fund	Adviser: VALIC Sub-Adviser: Wellington Management

The Dynamic Allocation Fund has an investment strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the Contract. In addition, the Dynamic Allocation Fund may enable the Company to more efficiently manage its financial risks associated with guarantees like living and death benefits, due in part to a formula developed by affiliated insurance companies and provided to the Sub-advisers. The formula used by the Sub-advisers is described in the Fund’s prospectus and may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Fund’s investment adviser and the Fund’s Board of Directors, including a majority of the Independent Directors. See the VALIC Company I prospectus and Statement of Additional Information for details.

5

For the period May 3, 2021 — May 23, 2021, the following Investment Restrictions table hereby replaces the Investment Restrictions table found on page B-4 of Appendix B in the prospectus. The table below reflects the Variable Account Options and/or Fixed Accounts available from May 3, 2021 — May 23, 2021. On and after May 24, 2021, please see Appendix B, page B-4, for Investment Restrictions.

Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30%-Minimum 100%-Maximum	0%-Minimum 70%-Maximum	0%-Minimum 10%-Maximum
Variable Account Options and/or Fixed Accounts

Fixed Account Plus

Short-Term Fixed Account

Capital Conservation Fund

Core Bond Fund

Government Money Market I Fund

Government Money Market II Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Strategic Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Dividend Value Fund

Dynamic Allocation Fund

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund

Global Real Estate Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

6

For the period May 3, 2021 — May 23, 2021, the following Investment Restrictions table hereby replaces the Investment Restrictions table found on page B-14 of Appendix B in the prospectus pertaining to Living Benefits Elected prior to December 26, 2012. The table below reflects the Variable Account Options and/or Fixed Accounts available from May 3, 2021 — May 23, 2021. On and after May 24, 2021, please see Appendix B, page B-14, of the prospectus for Investment Restrictions applicable to Living Benefits elected prior to December 26, 2012.

Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30%[4] Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Variable Account Options and/or Fixed Accounts

Fixed Account Plus

Short-Term Fixed Account

Capital Conservation Fund

Core Bond Fund

Government Money Market I Fund

Government Money Market II Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Strategic Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund[5]

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund[5]

Global Real Estate Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

[4]

20% of each investment, including Ineligible Purchase Payments (if any), is automatically allocated to Fixed Account Plus for as long as IncomeLOCK Plus remains in effect. (See also “Automatic Allocation to Fixed Account Plus” in this Appendix.)

[5]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

7

For the period May 3, 2021 — May 23, 2021, the following Investment Restrictions table hereby replaces the Investment Restrictions table found on page B-18 in Appendix B in the prospectus pertaining to IncomeLOCK. This table reflects the Variable Account Options and/or Fixed Accounts available from May 3, 2021 — May 23, 2021. On and after May 24, 2021, please see Appendix B, page B-18, for Investment Restrictions pertaining to IncomeLOCK.

Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	20% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Variable Account Options and/or Fixed Accounts

Fixed Account Plus

Short-Term Fixed Account Capital Conservation Fund

Core Bond Fund

Government Money Market I Fund

Government Money Market II Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Strategic Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund[8]

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund[8]

Global Real Estate Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

[8]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund (formerly Global Equities Fund) is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

8

The Variable Annuity Life Insurance Company

Separate Account A

Units of Interest Under Group and Individual

Fixed and Variable Deferred Annuity Contracts

Portfolio Director® Plus, Portfolio Director 2, and Portfolio Director

For Series 1.00 to 12.00	May 3, 2021

Prospectus

The Variable Annuity Life Insurance Company (“VALIC”) offers certain series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as “Portfolio Director” in this prospectus), comprising group and individual fixed and variable deferred annuity contracts for Participants who receive certificates in certain employer-sponsored qualified retirement plans (the “Contracts”). Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer’s plan. The Contracts permit Participants to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer’s retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.

Any guarantees under the Contract, including the death benefit, that exceed the value of your interest in the VALIC Separate Account A (“Separate Account”) are paid from our general account (and not the Separate Account). Therefore, any amounts that we may pay under the Contract in excess of your interest in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.

This prospectus provides information employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.

A Statement of Additional Information, dated May 3, 2021, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-448-2542. The table of contents for the Statement of Additional Information (“SAI”) is shown at the end of this prospectus. The SAI has been filed with the Securities and Exchange Commission (“SEC”) and is available along with other related materials at the SEC’s internet web site (http://www.sec.gov).

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for variable account options available under your Contract are no longer sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from VALIC electronically by contacting us at 1-800-448-2542 or logging into your account at VALIC Online at www.aigrs.com.

You may elect to receive all future reports in paper free of charge. You can inform VALIC that you wish to continue receiving paper copies of your shareholder reports by contacting 1-866-345-5954 or visiting FundReports.com and providing the 20-digit unique ID located above or below your mailing address. Your election to receive reports in paper will apply to all variable account options available under your Contract.

Investment in the Contracts is subject to risk that may cause the value of the Owner’s investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments. The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Account Options

The Variable Account Options below are available on and after approximately May 24, 2021. Please see Supplement to Prospectus, dated May 3, 2021, for Variable Account Options available prior to May 24, 2021.

VALIC Company I Funds

Aggressive Growth Lifestyle Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Core Bond Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund

Global Real Estate Fund

Global Strategy Fund

Government Money Market I Fund

Government Securities Fund

Growth Fund

High Yield Bond Fund

Inflation Protected Fund

International Equities Index Fund

International Government Bond Fund

International Growth Fund

International Opportunities Fund

International Socially Responsible Fund

International Value Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Strategic Growth Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Nasdaq-100® Index Fund

Science & Technology Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

U.S. Socially Responsible Fund

Public Funds

American Beacon Bridgeway Large Cap Growth Fund

Ariel Appreciation Fund

Ariel Fund

Invesco Balanced-Risk Commodity Strategy Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

Vanguard Lifestrategy Conservative Growth Fund

Vanguard Lifestrategy Growth Fund

Vanguard Lifestrategy Moderate Growth Fund

Vanguard Long-Term Investment-Grade Fund

Vanguard Long-Term Treasury Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

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Glossary of Terms

Unless otherwise specified in this prospectus, the words “we,” “us,” “our,” “Company,” and “VALIC” mean The Variable Annuity Life Insurance Company and the words “you” and “your” mean the Participant, or the individual purchasing an individual Contract.

Other specific terms we use in this prospectus are:

Account Value — the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

Annuitant — the individual (in most cases, you) to whom Payout Payments will be paid.

Annuity Service Center — VALIC Document Control, P.O. Box 15648, Amarillo, Texas 79105.

Assumed Investment Rate —The rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.

Beneficiary — the individual designated to receive Payout Payments upon the death of the Annuitant.

Business Day — any weekday that the New York Stock Exchange (“NYSE”) is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time (“Market Close”). On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.

Code — the Internal Revenue Code of 1986, as amended.

Contract Owner — the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

Division — the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

Fixed Account Option — an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC’s general account.

Guided Portfolio AdvantageSM  /Guided Portfolio Services® (“GPA” and “GPS”, respectively) — are financial advice services offered by VALIC Financial Advisors, Inc., a registered investment adviser and Company subsidiary. A separate investment advisory fee and agreement are required for either of these services, if available under an employer’s retirement plan.

Home Office — located at 2929 Allen Parkway, Houston, Texas 77019.

Living Benefit — an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time or as long as you and your spouse live, even if your entire Account Value has been reduced to zero. IncomeLOCK® +6, IncomeLOCK® +8 (together, “IncomeLOCK Plus”) and IncomeLOCK® are no longer available for purchase. See “Appendix B” for information on these Living Benefits.

Mutual Fund or Fund — the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

Participant — the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

Participant Year — a 12 month period starting with the issue date of a Participant’s Contract certificate and each anniversary of that date.

Payout Payments — annuity payments withdrawn in a steady stream during the Payout Period.

Payout Period — the time when you begin to withdraw your money in Payout Payments. This may also may be called the “Annuity Period.”

Payout Unit — a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

Proof of Death — a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

Purchase Payments — an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

Purchase Period — the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the “Accumulation Period.”

Purchase Unit — a unit of interest owned by you in your Variable Account Option.

Systematic Withdrawals — payments withdrawn on a regular basis during the Purchase Period.

VALIC Separate Account A or Separate Account — a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

Variable Account Option — investment options that correspond to Separate Account Divisions available under the Contracts.

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Fee Tables

The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner/Participant Transaction Expenses

Maximum Surrender Charge (1)	5.00%
Maximum Loan Application Fee (per loan)	$75
State Premium Taxes (as a percentage of the amount annuitized) (2)	0-3.5%

The following table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds’ fees and expenses.

Annual Separate Account Charges

Annual Variable Account Option Maintenance Charge ($3.75/quarter, annualized) (3)	$15

The information in the Mortality and Expense Risk Separate Account Charges table below applies on and after May 24, 2021. For information applicable to the period May 3, 2021 – May 23, 2021, please refer to the fee table in the Supplement to Prospectus, dated May 3, 2021.

Mortality and Expense Risk Separate Account Charges for each Variable Account Option (as a percentage of average daily net asset value allocated to the Variable Account Option)	Maximum Separate Account Charge (%) (4)	Separate Account Reimbursement or Credit (%) (5)	Current (Net) Separate Account Charge (%)
VALIC Company I Funds (6) (34 Funds) (excludes VALIC Company I Lifestyle Funds)	1.00	—	1.00
Lifestyle Funds (3 Funds)	1.00	(0.15)(7)	0.85
Public Funds
American Beacon Bridgeway Large Cap Growth Fund (Investor Shares)	1.25	(0.25)	1.00
Ariel Appreciation Fund (Investor Shares)	1.25	(0.25)	1.00
Ariel Fund (Investor Shares)	1.25	(0.25)	1.00
Invesco Balanced-Risk Commodity Strategy Fund (R5 Shares)	1.25	(0.25)	1.00
T. Rowe Price Retirement Funds (Advisor Shares) 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, 2055 Fund, 2060 Fund	1.25	(0.25)	1.00
Vanguard LifeStrategy Funds (Investor Shares) Conservative Growth Fund, Growth Fund, Moderate Growth Fund	1.25	—	1.25
Vanguard Long-Term Investment-Grade Fund (Investor Shares)	1.25	(0.25)	1.00
Vanguard Long-Term Treasury Fund (Investor Shares)	1.25	(0.25)	1.00
Vanguard Wellington Fund (Investor Shares)	1.25	—	1.25
Vanguard Windsor II Fund (Investor Shares)	1.25	—	1.25

Optional IncomeLOCK Plus Fee

If you elected this optional Living Benefit feature, the fee for IncomeLOCK Plus is calculated as a percentage of the Benefit Base.(8)

Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate (9)
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%

Total Annual Fund Operating Expenses

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail about each Funds’ fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum (10)	Maximum (11)
(Expenses that are deducted from Fund assets, including management fees, other expenses, distribution and service (including any 12b-1) fees, if applicable)	0.12%	1.37%

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Footnotes to the Fee Tables

(1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in the surrender charge are available if certain conditions are met. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” and “Exceptions to Surrender Charge.”

(2) If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Payout Period. See “Premium Tax Charge” section and “Appendix C — State Contract Variability.”

(3) Reductions in the account maintenance charge are available if certain conditions are met. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” and “Exceptions to Surrender Charge.”

(4) See “Purchase Unit Value” in the SAI for a discussion of how the separate account charges impact the calculation of each Division’s unit value. Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.”

(5) For these Variable Account Options, the Separate Account Charges for these Divisions currently are reduced voluntarily by VALIC. See “Separate Account Expense Reimbursements or Credits.”

(6) See cover page for a list of the VALIC Company I Variable Account Options.

(7) Effective approximately May 24, 2021, the Separate Account Charges for the VALIC Company I Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, and the Moderate Growth Lifestyle Fund are reduced voluntarily by VALIC. The voluntary reduction will end on or about April 30, 2023. See “Separate Account Expense Reimbursements or Credits.”

(8) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B.”

(9) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your Fee Rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the average value of the VIX from one Benefit Quarter to the next Benefit Quarter. For the formula to calculate the fee, see “Appendix B.”

Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	0.60%	2.20%	+/-0.25%
Two Covered Persons	0.60%	2.70%	+/-0.25%

*	The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).

In accordance with the investment requirements associated with the election of a Living Benefit, you may, but are not required to, invest a portion of your assets in the Dynamic Allocation Fund. The Dynamic Allocation Fund utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the equity market is in a prolonged state of higher volatility, your Fee Rate may be increased due to VIX indexing and the Dynamic Allocation Fund may decrease its exposure to equity markets, thereby potentially reducing the likelihood that you will achieve a higher Anniversary Value. Additionally, the increased fee will continue to be applied against your fixed and separate account assets compromising the Benefit Base. Conversely, when the equity market is in a prolonged state of lower volatility, your Fee Rate may be decreased and the Dynamic Allocation Fund may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.

(10) The Fund with the lowest total annual fund operating expenses is the Vanguard LifeStrategy Conservative Growth Fund. However, the Vanguard Long-Term Treasury Fund Variable Account Option has the lowest combined expenses, which includes the net Separate Account Charges and total fund annual fund operating expenses (1.00% and 0.20%, respectively).

(11) The Fund with the highest total annual fund operating expenses is the Invesco Balanced-Risk Commodity Strategy Fund. The Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that the Fund’s total annual fund operating expenses exceed 1.15% of the Fund’s average daily net assets. Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. Unless Invesco continues the expense limit/fee waiver agreements, they will terminate on February 28, 2022 and June 30, 2022, respectively. During their terms, the agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without the approval of the Fund’s Board of Trustees. See the Fund’s prospectus for additional information.

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Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner/Participant transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses. Each example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Your actual costs may be higher or lower than the examples below.

The first set of examples assumes you invest in the Variable Account Option with the maximum total fund expenses (1.37%) and Separate Account Charges (1.00%) for total combined expenses of 2.37% (Invesco Balanced-Risk Commodity Strategy Fund).

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$716	$1,268	$1,837	$2,841

(2) If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$255	$783	$1,337	$2,841

The second set of examples assumes you invest in the Variable Account Option with the minimum total fund expenses (0.20%) and Separate Account Charges (1.00%) for total combined expenses of 1.20% (Vanguard Long-Term Treasury Fund).

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$604	$925	$1,233	$1,599

(2) If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$137	$425	$733	$1,599

The third set of examples is applicable if you previously elected the IncomeLOCK Plus feature and assumes you invest in the Variable Account Option with the maximum total fund expenses (1.37%) and Separate Account Charges (1.00%) for total combined expenses of 2.37% (Invesco Balanced-Risk Commodity Strategy Fund), and election of the IncomeLOCK Plus feature for Two Covered Persons (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.70% for remaining years).

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$844	$2,008	$3,041	$5,164

(2) If you annuitize your Contract or you do not surrender your Contract (the IncomeLOCK Plus feature terminates at annuitization):

1 Year	3 Years	5 Years	10 Years
$389	$1,561	$2,596	$5,164

Note: These examples should not be considered representative of past or future expenses for any Variable Account Option or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

For Purchase Unit data for each of the Variable Account Options offered by this prospectus, which includes annual beginning and ending unit values and the number of units outstanding at the end of each period, see “Appendix A — Selected Purchase Unit Data.”

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Highlights

The Portfolio Director Fixed and Variable Annuity is a Contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has a Purchase Period and a Payout Period. During the Purchase Period, you invest money in your Contract. The Payout Period begins when you start receiving income payments from your annuity to provide for your retirement.

Purchase Requirements:    Purchase Payments may be made at any time and in any amount, subject to plan, VALIC, or Code limitations. The minimum amount to establish a new Multi-Year Enhanced Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company. The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. For more information on Purchase Payments, refer to the “Purchase Period.”

Right to Cancel:    You may cancel your Contract within 20 days after receiving it (or whatever period is required in your state). We will return your original Purchase Payment or whatever your Contract is worth on the day that we receive your request, depending on your state law. See “Other Contract Features.”

Expenses:    There are fees and charges associated with the Contract. During the Purchase Period, if any portion of your account is invested in a Variable Account Option, a quarterly account maintenance charge of $3.75 is charged to your account. The Contract maintenance charge may be waived for certain group contracts. We also deduct Separate Account Charges of up to 1.25% annually of the average daily value of your Contract allocated to the Variable Account Options. See the “Fee Tables” and “Fees and Charges.”

Living Benefits:    A Living Benefit is a guaranteed minimum withdrawal benefit and is designed to help you create a guaranteed income stream for as long as you live, or as long as you and your spouse live, even if the entire Account Value has been reduced to zero, provided withdrawals taken are within the parameters of the applicable feature. A Living Benefit may offer protection in the event your Account Value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. Living Benefits (IncomeLOCK +6, IncomeLOCK +8 and IncomeLOCK) are no longer available for purchase. See “Appendix B” for information on these Living Benefits.

Federal Tax Information:    Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those established under Code sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Before purchasing a deferred annuity for use in a qualified retirement plan or program, you should seek tax advice from your own tax advisor. For a more detailed discussion of these income tax provisions, see “Federal Tax Matters.”

Surrender Charges:    Under some circumstances, a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled “Fees and Charges — Surrender Charge.” When this happens, the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you have made to your account during the last 60 months. See the above mentioned section for exceptions to this procedure.

Withdrawals from a Multi-Year Enhanced Option prior to the end of the applicable MVA term will be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn.

However, the market value adjustment will not reduce the amount invested in the Multi-Year Enhanced Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which, for plans other than section 457(b) plans, generally include a tax penalty on withdrawals made prior to age 59 1/2, unless an exception applies.

Access to Your Money:    You may withdraw money from your Contract during the Purchase Period. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Payout Period are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See “Surrender of Account Value” and “Federal Tax Matters.”

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Loans:    Portfolio Director offers a tax-free loan provision for tax-qualified contracts, other than individual retirement plans (“IRAs”), which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer’s plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid). If you elected IncomeLOCK Plus, see Appendix B for limitations on your ability to take loans.

Transfers:    There is no charge to transfer the money in your account among Portfolio Director’s investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period, subject to certain rules.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. Up to 20% of your Fixed Account Plus Account Value may be transferred during each Participant Year to other investment options. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Amounts invested in a Multi-Year Enhanced Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each Participant Year.

Transfers can be made by calling VALIC’s toll-free transfer service at 1-800-448-2542. For more information on account transfers, see “Transfers Between Investment Options.”

Income Options:    When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis, or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. See “Payout Period.”

Death Benefits:    Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. The death benefits are automatically included in your Contract for no additional fee. If death occurs during the Purchase Period, Portfolio Director offers an interest-guaranteed death benefit or the standard death benefit. If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. Note that the death benefit provisions may vary from state to state. See “Death Benefits.”

Inquiries:    If you have questions about your Contract, call your financial professional or contact us at 1-800-448-2542.

All material state variations are described in Appendix C.

Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the Contract, as well as the risks of investing.

General Information

About the Contracts

The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer’s plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options. For Contracts purchased under a retirement plan, the plan may designate the available investment options under the Contract, and may be required to provide direction regarding additions or replacements of investment options. Plans subject to Title I of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) may be subject to additional plan and Contract provisions.

The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called “Purchase Payments.” The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array

9

of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see “Purchase Period” and “Payout Period.”

About VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. On November 5, 1968, the name was changed to The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

On August 29, 2001, SunAmerica Financial Group, Inc., formerly American General Corporation (“SAFG”), a holding company and VALIC’s indirect parent company, was acquired by American International Group, Inc., a Delaware corporation (“AIG”). As a result, VALIC is an indirect, wholly-owned subsidiary of AIG. AIG is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.

More information about AIG may be found in the regulatory filings AIG files from time to time with the SEC at www.sec.gov.

American Home Assurance Company

The information below is applicable to you only if your Contract or Certificate was issued December 29, 2006 or earlier.

Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company (“American Home”), an affiliate of the Company. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company’s Contract owners can enforce the guarantee directly.

American Home provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the “Guarantee”) with respect to Contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern time (“Point of Termination”). Pursuant to its terms, the Guarantee will not apply to any group or individual Contract or Certificate issued after the Point of Termination. The Guarantee will remain in effect for any Contract or Certificate issued prior to the Point of Termination until all insurance obligations under such Contracts or Certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its Contracts and Certificates, regardless of issue date, in accordance with the terms of those Contracts and Certificates.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home’s principal executive office is located at 175 Water Street, New York, New York 10038. On or about May 14, 2021, American Home’s principal executive office will be located at 1271 Avenue of the Americas, New York, New York 10020. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.

About VALIC Separate Account A

When you direct money to the Contract’s Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call “Divisions.” Each Division invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the VALIC Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended, (the “1940 Act”). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933, as amended (the “1933 Act”).

VALIC Separate Account A is administered and accounted for as part of the Company’s business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC

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Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts. The commitments under the Contracts are VALIC’s, and AIG and SAFG have no legal obligation to back these commitments.

Units of Interest

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day’s performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

Distribution of the Contracts

As of the date of this prospectus, the principal underwriter and distributor for VALIC Separate Account A is AIG Capital Services, Inc. (“ACS” or “Distributor”). ACS, an affiliate of the Company, is located at 21650 Oxnard Street, Suite 750, Woodland Hills, California 91367-4997. For more information about the Distributor, see “Distribution of Variable Annuity Contracts” in the SAI.

The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority (“FINRA”), unless such broker-dealers are exempt from the broker-dealer registration requirements of the Securities Exchange Act of 1934, as amended. VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of VALIC financial professionals.

VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC’s general overhead and are not charged back to employers, group employee benefit plans or plan participants.

VALIC financial professionals who sell the Contracts will be compensated for such sales by commissions ranging up to 5.0% of each first-year Purchase Payment. The financial professionals will receive commissions of up to 0.85% for level Purchase Payments in subsequent years and up to 5.0% on increases in the amount of Purchase Payments in the year of the increase. During the first two years of employment, financial professionals may also receive developmental commissions of up to 4% for each first-year Purchase Payment and for increases in the amount of Purchase Payments. As well, financial professionals can also receive an Enrollment Payment where the amount of the payment varies based on the number of total enrollments written by the financial professional and on the expected annualized Purchase Payments of the Participant.

VALIC also distributes its products through independent broker-dealers, some of which are appointed by an employer to provide services in a retirement plan. Whether offered in a retirement plan or as an IRA or a non-qualified Contract, VALIC will pay independent broker-dealers for services/sales through the payment of a commission up to 4.00% of each Purchase Payment and an annual trail (a reduced commission paid after the initial purchase).

For more information about how your financial professional may be compensated, please contact your financial professional.

In addition, the Company and the Distributor may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the “Fees and Charges” section in this prospectus.

VALIC maintains ongoing relationships with various organizations and associations, including trade associations, unions, and other industry groups, to which VALIC makes sponsorship payments for marketing and advertising opportunities. These marketing and advertising opportunities may take the form of participation in leadership and recognition events, educational conferences, speaking opportunities, booth space and signage at membership conferences and similar events, and membership dinners. Such payments are typically flat fees (either one-time or recurring) and are not based on transactions or sales.

VALIC also has ongoing relationships with retirement plan sponsors. As part of these ongoing relationships, VALIC may sponsor events and seminars for plan participants that provide education for plan participants, as well as marketing and advertising opportunities for VALIC. Such sponsorships may include providing occasional meals, entertainment, or nominal gifts to the extent permitted by FINRA rules.

These sponsorships may be considered endorsements of VALIC products, may result in additional annuity sales to plan participants, and provide an incentive to these organizations, associations, and plan sponsors to promote VALIC’s products and services.

VALIC and/or its affiliates receive payments from fund sponsors and service providers that voluntarily choose to participate in,

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and that are designed to defray the costs associated with, VALIC-sponsored or affiliate-sponsored conferences, seminars, training or other educational events where such funds or other related services are discussed and that are attended by VALIC employees, employees of our affiliates and/or plan sponsors and plan consultants.

Administration of the Contracts

VALIC is responsible for the administrative servicing of your Contract. Please contact the Annuity Service Center at 1-800-448-2542, if you have any comments, questions or service requests.

Business Disruption and Cyber Security Risks.    We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your Contract value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Funds, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. Despite our implementation of policies and procedures that address physical, administrative and technical safeguards and controls and other preventative actions to protect customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the underlying Funds or our service providers will avoid losses affecting your Contract and personal information due to cyber-attacks or information security breaches in the future.

Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate Purchase Unit values or process other Contract-related transactions, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.

Fixed and Variable Account Options

The Contracts offer a choice from among several Variable Account Options and five Fixed Account Options. Depending on the selection made by your employer’s plan, if applicable, there may be limitations on which and how many investment options Participants may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.

This prospectus describes a Contract in which units of interest in VALIC’s Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different Mutual Fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned.

Fixed Account Options

Portfolio Director features up to five guaranteed fixed options that are each part of the general account assets of the Company. These assets are invested in accordance with applicable state regulations to provide fixed-rate earnings and guarantee safety of principal. The guarantees under the Fixed Account Options are subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act.

Dollar Cost Averaging Fixed Accounts

You may invest initial Purchase Payments in the Dollar Cost Averaging (“DCA”) Fixed Accounts, if available. You may also invest a series of Subsequent Purchase Payments received over

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the first 30 days from the date of the initial Purchase Payment. Transfers and exchanges from any affiliated VALIC product are not permitted. See “Dollar Cost Averaging Program” below for more information.

The minimum Purchase Payment amounts for the DCA Fixed Account Options are as follows:

DCA Fixed Account Minimum Purchase Payment

6-Month = $25,000 *

12-Month = $25,000 *

•	You may not make a transfer from a Variable Account Option or available Fixed Account Option into a DCA Fixed Account Option.

•

Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to an available Fixed or Variable Account Option according to your current allocation instructions on file.

*	The DCA Fixed Account Minimum Purchase Payment for Contracts issued in Oregon is $5,000.

Fixed Account Options	Investment Objective
Fixed Account Plus	This account provides fixed-return investment growth for the long-term. It is credited with interest at rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated. Purchase Payments allocated to Fixed Account Plus will receive a current rate of interest. There are limitations on transfers out of this option. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Short-Term Fixed Account	This account provides fixed-return investment growth for the short-term. It is credited with interest at rates set by VALIC, which may be lower than the rates credited to Fixed Account Plus, above. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated.

Multi-Year Enhanced Option (“Multi-Year Option”)	This account is a long-term investment option, providing a guaranteed interest rate for a guaranteed period (three, five, seven, or ten years) (“MVA Term”). See your Contract for minimum investment amounts and other requirements and restrictions. This option may not be available in all employee plans or states. All MVA Terms may not be available. See your financial professional for information on the MVA Terms that are currently offered.

DCA Fixed Account 6-month & DCA Fixed Account 12-month	Each account is a short-term investment option providing a guaranteed interest rate for money invested in the option but prior to being systematically transferred to the designated Variable Account Options. It is credited with interest rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Purchase Payments allocated to the DCA Fixed Account Option will receive a current rate of interest. Purchase Payments may be credited with a different rate of interest depending on the time period in which it is received by VALIC. This option may not be available in all states.

Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month, and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. You may obtain current interest rates by calling the Annuity Service Center or speaking with your financial professional. VALIC guarantees that all contributions received during a calendar month will receive that month’s current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.

Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed account options, VALIC will declare annual fixed account crediting rates each Contract year, and this rate will never be lower than the minimum guaranteed rate as referenced in your Contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the Contract withdrawal charge period and the number of years since your annuity Contract was issued.

DCA Interest Rate Crediting. DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account Option but will never be less than the minimum guaranteed interest rate specified in your Contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using

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a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

Dollar Cost Averaging Program

Under the DCA Program, systematic transfers of the value will be processed from the applicable DCA Fixed Account (“source account”) to any available Variable Account Options (“target account”). For example, if you select the DCA Fixed Account 6-month Option, 1/6 of your Account Value will be transferred the first month, 1/5 of the Account Value the 2nd month, 1/4 of the Account Value the 3rd month, 1/3 of the Account Value the 4th month, 1/2 the Account Value the 5th month and the balance of the option the 6th month. At the end of the selected period, there should be no money left in the DCA Fixed Account Option.

The DCA Program allows you to invest gradually in available Variable Account Options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your risk tolerance for investing through periods of fluctuating price levels.

Example of DCA Program

Assume that you deposit the minimum of $25,000 into the DCA Fixed Account – 6 month Option. The DCA program will systematically transfer the deposits and interest from the DCA Fixed Account to your designated Variable Account Options. Assume a DCA Fixed Account earns a minimum interest credited rate of 1%, and these amounts are transferred to a single Variable Account Option over the six months, and that this Variable Account Option has the Unit Values shown below. For this example, the DCA Program purchases would have the following values:

Month	Unit Value	Units Purchased
1	$7.50	556
2	$5.00	835
3	$10.00	418
4	$7.50	557
5	$5.00	837
6	$7.50	558

You paid an average price of only $6.67 per Unit over six months, while the average market price actually was $7.08. With Dollar Cost Averaging, you automatically buy more Units when the market price is low and fewer Units when the market price is high. This example is for illustrative purposes only.

DCA Program Guidelines

•	Fixed Accounts are not available as target accounts for the DCA Program.

•	Transfers occur on a monthly periodic schedule.

•	Transfers resulting from your participation in the DCA Program are not counted towards the number of transfers allowed per contract year.

Termination of DCA Program

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the applicable DCA Fixed Account, we transfer the remaining money according to your current allocation instructions on file. Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.

We reserve the right to terminate or modify the DCA Program at any time and for any reason. Any such termination or modification, however, will not affect Contract Owners currently enrolled in a DCA Fixed Account Option.

Variable Account Options

The Contracts enable you to participate in Divisions that represent the Variable Account Options shown below. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. We reserve the right to limit the investment options available under your Contract if you elected a Living Benefit, as described in Appendix B below.

Several of the Variable Account Options offered through VALIC’s Separate Account A are also available to the general public (retail investors) outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. These funds are listed in the front of the prospectus as “Public Funds.” If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Public Funds will not be available within your Contract, due to Code requirements concerning investor control.

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Therefore, the nonqualified annuities listed above and ineligible deferred compensation 457(f) plans and private sector top-hat plans (generally, an unfunded deferred compensation plan maintained by an employer primarily for the purpose of providing deferred compensation for a select group of management or highly-compensated employees) may invest only in VALIC Company I.

The Variable Account Options shown below are grouped by asset class (e.g., domestic large-cap equity, small-cap equity, fixed income, and others). We also identify each Fund’s investment adviser and, if applicable, investment sub-adviser. See the separate Fund prospectuses for more detailed information on each Fund’s management fees and total expenses, investment objective, strategies and risks, as well as a history of any changes to a Fund’s investment adviser or sub-adviser. You should read the prospectuses carefully before investing. Additional copies are available from VALIC at 1-800-448-2542 or online at www.aigrs.com.

Refer to your employer’s retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.

Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as “shared funding.” These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as “mixed funding.” There are certain risks associated with mixed and shared funding, such as potential conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund’s prospectus.

Investors seeking to achieve long term retirement security generally are encouraged to give careful consideration to the benefits of a well balanced and diversified investment portfolio. As just one example, investing one’s total retirement savings in a limited number of investment options may cause that individual’s retirement savings to not be adequately diversified. Spreading those assets among different types of investments can help an investor achieve a favorable rate of return in changing market or economic conditions that may cause one category of assets or particular security to perform very well while causing another category of assets or security to perform poorly. Of course, diversification is not a guarantee of gains or against losses. However, it can be an effective strategy to help manage investment risk.

SunAmerica Asset Management, LLC (“SunAmerica”) is affiliated with the adviser, VALIC, due to common ownership.

The following list of Variable Account Options and corresponding Adviser/Sub-Adviser information applies on and after approximately May 24, 2021. Please see Supplement to Prospectus, dated May 3, 2021, for Variable Account Options available prior to May 24, 2021.

Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser
Domestic Large-Cap Equity Asset Class

American Beacon Bridgeway Large Cap Growth Fund	Adviser: American Beacon Advisors, Inc. Sub-Adviser: Bridgeway Capital Management, Inc.	Nasdaq-100® Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Blue Chip Growth Fund	Adviser: VALIC Sub-Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)	Stock Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Capital Appreciation Fund	Adviser: VALIC Sub-Adviser: BMO Asset Management Corp.	Systematic Core Fund	Adviser: VALIC Sub-Adviser: Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)

Dividend Value Fund	Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC (“BlackRock”) and SunAmerica	Systematic Value Fund	Adviser: VALIC Sub-Adviser: Wellington Management Company LLP (“Wellington Management”)

Growth Fund	Adviser: VALIC Sub-Advisers: BlackRock and SunAmerica	U.S. Socially Responsible Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Large Capital Growth Fund	Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company (“MFS”)	Vanguard Windsor II Fund	Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC

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Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser

Domestic Mid-Cap Equity Asset Class

Ariel Appreciation Fund	Adviser: Ariel Investments, LLC	Mid Cap Strategic Growth Fund	Adviser: VALIC Sub-Advisers: Janus Capital Management LLC (“Janus”) and Allianz Global Investors U.S., LLC (“Allianz”)

Mid Cap Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica	Mid Cap Value Fund	Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management

Domestic Small-Cap Equity Asset Class

Ariel Fund	Adviser: Ariel Investments, LLC	Small Cap Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Small Cap Growth Fund	Adviser: VALIC Sub-Adviser: J.P. Morgan Investment Management Inc. (“JPMIM”) and T. Rowe Price	Small Cap Special Values Fund	Adviser: VALIC Sub-Advisers: Wells Capital Management Incorporated (“WellsCap”)

		Small Cap Value Fund	Adviser: VALIC Sub-Adviser: JPMIM

Global Equity Asset Class (International And Domestic)

Global Strategy Fund	Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc.	International Socially Responsible Fund	Adviser: VALIC Sub-Adviser: SunAmerica

International Equity Asset Class

Emerging Economies Fund	Adviser: VALIC Sub-Adviser: JPMIM	International Growth Fund	Adviser: VALIC Sub-Adviser: Morgan Stanley Investment Management Inc.

International Equities Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica	International Opportunities Fund	Adviser: VALIC Sub-Advisers: MFS and Delaware Investment Fund Advisers
		International Value Fund	Adviser: VALIC Sub-Adviser: WellsCap

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Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser

Specialty Asset Class

Global Real Estate Fund	Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. (“Invesco”) and Goldman Sachs Sub-Sub-Adviser: Invesco Asset Management Limited, an affiliate of Invesco	Invesco Balanced-Risk Commodity Strategy Fund	Adviser: Invesco
		Science & Technology Fund	Adviser: VALIC Sub-Advisers: T. Rowe Price, Allianz and Wellington Management

Hybrid Asset Class (Equity and Fixed Income)

Aggressive Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge Investments LLC (“PineBridge”)	T. Rowe Price Retirement 2040 Fund	Adviser: T. Rowe Price

Asset Allocation Fund	Adviser: VALIC Sub-Adviser: JPMIM	T. Rowe Price Retirement 2045 Fund	Adviser: T. Rowe Price

Conservative Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge	T. Rowe Price Retirement 2050 Fund	Adviser: T. Rowe Price

Dynamic Allocation Fund	Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	T. Rowe Price Retirement 2055 Fund	Adviser: T. Rowe Price

Moderate Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge	T. Rowe Price Retirement 2060 Fund	Adviser: T. Rowe Price

T. Rowe Price Retirement 2015 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Conservative Growth Fund

The LifeStrategy Funds do not employ an investment advisor, but benefit from the investment advisory services provided to the underlying funds in which they invest. The investment advisor to the underlying funds is The Vanguard Group, Inc. (“Vanguard”).

T. Rowe Price Retirement 2020 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Growth Fund
T. Rowe Price Retirement 2025 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Moderate Growth Fund
T. Rowe Price Retirement 2030 Fund	Adviser: T. Rowe Price

T. Rowe Price Retirement 2035 Fund	Adviser: T. Rowe Price	Vanguard Wellington Fund	Adviser: Wellington Management

Fixed Income Asset Class

Core Bond Fund	Adviser: VALIC Sub-Adviser: PineBridge	Inflation Protected Fund	Adviser: VALIC Sub-Adviser: Wellington Management

Government Money Market I Fund	Adviser: VALIC Sub-Adviser: SunAmerica	International Government Bond Fund	Adviser: VALIC Sub-Adviser: PineBridge

Government Securities Fund	Adviser: VALIC Sub-Adviser: JPMIM	Vanguard Long-Term Investment-Grade Fund	Advisers: Wellington Management and Vanguard

High Yield Bond Fund	Adviser: VALIC Sub-Adviser: Wellington Management	Vanguard Long-Term Treasury Fund	Adviser: Vanguard

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The Dynamic Allocation Fund has an investment strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the Contract. In addition, the Dynamic Allocation Fund may enable the Company to more efficiently manage its financial risks associated with guarantees like living and death benefits, due in part to a formula developed by affiliated insurance companies and provided to the Sub-advisers. The formula used by the Sub-advisers is described in the Fund’s prospectus and may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Fund’s investment adviser and the Fund’s Board of Directors, including a majority of the Independent Directors. See the VALIC Company I prospectus and Statement of Additional Information for details.

A detailed description of the fees and investment objective, strategies, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available online at www.aigrs.com.

Purchase Period

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which your Contract was purchased. The Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.

Account Establishment

You may establish an account through a financial professional. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts (“individual contracts”).

The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. Minimum initial and subsequent Purchase Payments are as follows:

Contract Type	Initial Payment	Subsequent Payment
Periodic Payment	$30	$30
Single Payment	$1,000	-0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

When an initial Purchase Payment is accompanied by an application, we will promptly:

•

Accept the application and establish your account within 2 Business Days. We will also apply your Purchase Payment by crediting the amount, effective the date we accept your application, to the Fixed or Variable Account Option(s) selected; or

•

Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, effective the date we accept your application, by crediting the amount to the Fixed or Variable Account Option(s) selected; or

•	Reject the application and return the Purchase Payment.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

Return Purchase Payments.    If we do not have your name, address or Social Security Number (“SSN”), we will return the Purchase Payment to your employer unless this information is immediately provided to us; or

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Employer-Directed Account.    At the direction of your employer, provided on a form acceptable to VALIC and accompanied by certain necessary information (such as name, address, and SSN), we may establish an account for you. In that case we will deposit your Purchase Payment in an “Employer-Directed” account invested in a Money Market Division, or other investment options chosen by your employer, and provide a Contract or certificate. If you want a financial professional to assist you in allocating these amounts, you will first need to provide certain personal and financial information that may be required by the advisor in order to provide such assistance; or

Starter Account.    If we have your name, address and SSN, but we do not have an agreement with your employer for employer directed accounts, we will deposit your Purchase Payment in a “starter” account invested in the Money Market Division option available for your plan or other investment options chosen by your employer. We will send you a follow-up letter requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulatory authority.

When Your Account Will Be Credited

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer’s or the individual’s responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be “in good order” before it can be posted to your account. “In good order” means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee’s name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).

If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received after Market Close will be credited the next Business Day.

Note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the Business Day all required information is received.

Purchase Units

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following Market Close. Purchase Units may be shown as “Number of Shares” and the Purchase Unit values may be shown as “Share Price” on some account statements. See “Purchase Unit Value” in the SAI for more information and an illustration of the calculation of the unit value.

Calculation of Value for Fixed Account Options

The Fixed Account Plus, Short-Term Fixed Accounts, and DCA Fixed Accounts are part of the Company’s general assets. The Multi-Year Option may be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the “Fixed and Variable Accounts Options” section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company’s general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

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The value of your Fixed Account Option is calculated on a given Business Day as shown below:

Value of Your Fixed Account Options*
=	(equals) All Purchase Payments made to the Fixed Account Options
+	(plus) Amounts transferred from Variable Account Options to the Fixed Account Options
+	(plus) All interest earned
–	(minus) Amounts transferred or withdrawn from Fixed Account Options (including applicable fees and charges)

*	This value may be subject to a market value adjustment under the Multi-Year Option.

Calculation of Value for Variable Account Options

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in the “Fixed and Variable Account Options” section in this prospectus and in each Mutual Fund’s prospectus. The Purchase Unit value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See “Fees and Charges.” Your account will be credited with the applicable number of Purchase Units, including any dividend or capital gains per share declared on behalf of the underlying Fund as of that day. If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day’s Purchase Unit value. Purchase Payments in good order received by our bank after Market Close will be credited the next Business Day and will receive the next Business Day’s Purchase Unit value. Because Purchase Unit values for each Variable Account Option change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

During periods of low short-term interest rates, and in part due to Contract fees and expenses, the yield of the Government Money Market I Fund may become extremely low and possibly negative. If the daily dividends paid by the underlying mutual fund are less than the daily portion of the Separate Account Charges, the Purchase Unit value will decrease. In the case of negative yields, your investment in the Variable Account Option, which invests in the Government Money Market I Fund, will lose value.

Stopping Purchase Payments

You may stop Purchase Payments at any time. You may resume Purchase Payments thereafter during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.

Transfers Between Investment Options

You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers you can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. You will be notified of any changes to this policy through newsletters or information posted online at www.aigrs.com.

During the Purchase Period — Policy Against Market Timing and Frequent Transfers

VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or “market timing” organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading may also raise fund expenses, such as recordkeeping and transaction costs, and can potentially harm fund performance. Further, excessive

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trading may harm fund investors, as the excessive trader takes security profits intended for the entire fund, and could force securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy could cause the fund’s performance to suffer, and exerts downward pressure on the fund’s price per share.

Accordingly, VALIC implemented certain policies and procedures intended to hinder short-term trading. If you sell Purchase Units in a Variable Account Option valued at $5,000 or more, whether through an exchange, transfer, or any other redemption, you will not be able to make a purchase of $5,000 or more in that same Variable Account Option for 30 calendar days.

This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:

•	Plan-level or employer-initiated transactions;

•	Purchase transactions involving transfers of assets or rollovers;

•	Retirement plan contributions, loans, and distributions (including hardship withdrawals);

•	Roth IRA conversions or IRA recharacterizations;

•	Systematic purchases or redemptions; or

•	Trades of less than $5,000.

Transfers resulting from your participation in the GPS Portfolio Manager Program or GPA Program administered by VALIC Financial Advisors, Inc. will not count against these transfer limitations.

As described in a Fund’s prospectus and statement of additional information, in addition to the above, fund purchases, transfers and other redemptions may be subject to other investor trading policies, including redemption fees, if applicable. Certain Funds may set limits on transfers in and out of a Fund within a set time period in addition to or in lieu of the policy above. Also, an employer’s benefit plan may limit an investor’s rights to transfer.

We intend to enforce these investor trading policies uniformly. We make no assurances, however, that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the investment options and dilution of long-term performance returns. Thus, your account value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.

The Fixed Account Options are subject to additional restrictions:

Fixed Account Option	Value	Frequency	Other Restrictions
Fixed Account Plus:	Up to 20% per Participant Year	At any time	If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days may receive a different rate of interest than your new Purchase Payments.(1)

	100%	At any time	If Account Value is less than or equal to $500.

Short-Term Fixed Account:	Up to 100%	At any time	After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for 90 days.(2)

Multi-Year Option(3):	Up to 100%	At any time	Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA Band will require a minimum transfer amount, as described in the Contract.(4)

DCA Fixed Account 6-month & DCA Fixed Account 12-month(5):	100%	At any time	Transfers can be made from a DCA Fixed Account Option at any time. Only money remaining in the Option will earn interest. Transfers from other Options are not allowed into the DCA Fixed Account Options at any time.

(1)	Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer’s retirement plan.
(2)	VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3)	The Multi-Year Option may not be available unless it has been selected as an option for your employer’s retirement plan.
(4)	The minimum transfer amount may be changed from time to time by the Company.
(5)	The DCA Fixed Account 6-month & DCA Fixed Account 12-month Options are only available for individual retirement annuities.

Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.

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Communicating Transfer or Reallocation Instructions

Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self-service automated phone system (VALIC by Phone), or in writing. We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.

Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial professionals or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

Effective Date of Transfer

The effective date of a transfer will be:

•	The date of receipt, if received in our Home Office before Market Close; otherwise,

•	The next date values are calculated.

Transfers During the Payout Period

During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made between the Contract’s investment options subject to the following limitations:

Payout Option	% of Account Value	Frequency
Variable Payout:	Up to 100%	Once every 365 days
Combination Fixed and Variable Payout:	Up to 100% of money in variable option payout	Once every 365 days
Fixed Payout:	Not permitted	N/A

Fees and Charges

By investing in Portfolio Director, you may be subject to these fees and charges:

•	Account Maintenance Charge

•	Surrender Charge

•	Premium Tax Charge

•	Separate Account Charges

•	Market Value Adjustment

•	Other Charges

These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the “Fee Tables.” In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section. More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund, available at www.aigrs.com.

Account Maintenance Charge

During the Purchase Period an account maintenance charge of $3.75 will be deducted on the last Business Day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed pro-rata among the Variable Account Options that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.

The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. Certain Contracts may not be subject to this charge, as described below.

Surrender Charge

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. If you request a partial surrender of your Account Value, a surrender charge would apply to any amount that exceeds the 10% free withdrawal allowed for any Participant Year. See below for exceptions to this charge. It is assumed that any new Purchase Payments are withdrawn before older ones; thus, the last dollar in is the first dollar out.

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See below for exceptions to this procedure. For information about your right to surrender, see “Surrender of Account Value” in this prospectus.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see “Exchange Privilege” in the SAI.

Amount of Surrender Charge

A surrender charge will be the lesser of:

•	Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

•	Five percent (5%) of the amount withdrawn.

10% Free Withdrawal

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59 1/2. See “Federal Tax Matters” for more information.

Exceptions to Surrender Charge

No surrender charge will be applied:

•	To money applied to provide a Payout Option;

•	To death benefits;

•	If no Purchase Payments have been received during the 60 months prior to the date of surrender;

•	If your account has been in effect for 15 years or longer;

•	If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

•	To “No Charge Systematic Withdrawals”;

•	Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

•

If, after the original Contract issue date, you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor’s verification; or

•	If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

•

For Contracts issued to individuals in the State of Oregon, no surrender charge will be applied to withdrawals if your account has been in effect for 10 years or longer. In addition, we will treat funds withdrawn from such Contract, when such funds are subject to surrender charges, as attributable to Purchase Payments withdrawn on a first-in-first out basis. This procedure applies to Contracts issued on and after July 1, 2017. The amount of the surrender charge for such Contracts will be the lesser of: five percent (5%) of the amount withdrawn which is attributable to Purchase Payments received during the most recent 60 months; or five percent (5%) of the total amount withdrawn.

We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

Premium Tax Charge

Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge. See Appendix C for variations of the premium tax charge that may be applicable in your state.

Separate Account Charges

The Separate Account Charges for each Variable Account Option are shown in the Fee Tables of this prospectus. The maximum charges range from 1.00% to 1.25% depending on

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the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The current (net) charges range from 0.85% to 1.25%. The charge is deducted daily from the net assets.

These charges are to compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. Separate Account Charges are applied to Variable Account Options during both the Purchase Period and Payout Period.

The Separate Account Charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges

We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

•	The type of retirement program. Certain types of retirement programs, because of their stability, can result in lower administrative costs.

•	The nature of your retirement program. Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.

•	Other factors of which we are not presently aware that could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance charges:

•	The frequency of Purchase Payments for your retirement program. Purchase Payments received no more than once a year can reduce administrative costs.

•	The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through its method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce surrender charges:

•	The size of your retirement program. A retirement program that involves a larger group of employees may allow us to reduce sales expenses.

•	The total amount of Purchase Payments to be received for your retirement program. Larger Purchase Payments can reduce sales expenses.

•	The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce the Separate Account charges:

•	The frequency of Purchase Payments for your retirement program.

•	The size of your retirement program.

•	The amount of your retirement program’s periodic Purchase Payment.

•	The method of remitting periodic Purchase Payments.

In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

Additionally, under certain circumstances, and at VALIC’s sole discretion, VALIC may issue a Contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.

Separate Account Expense Reimbursements or Credits

Some of the Mutual Funds or their affiliates have an agreement with the Company to pay the Company for administrative, recordkeeping and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. We receive payments for the administrative services we perform, such as account recordkeeping, mailing of Fund related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.35% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter.

We may also receive what is referred to as “12b-1 fees” from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs. In addition, we may receive non-12b-1 service fees from certain funds. The

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12b-1 fees and non-12b-1 service fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.

We may use these 12b-1 and non-12b-1 service fees or a portion of the recordkeeping fees to directly reduce the maximum Separate Account Charges. The current Net Separate Account Charges of each Variable Account Option are reflected in the Fee Tables and range from 0.85% to 1.25%. From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid. These fee arrangements do not result in any additional charges to Contract Owners or Participants. The maximum Separate Account Charges are guaranteed and may not be increased for the life of your Contract.

Market Value Adjustment (“MVA”)

Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner’s death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

Other Charges

We reserve the right to charge for certain taxes that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

Fees for plan services provided by parties other than VALIC or its affiliates maybe assessed to participant accounts upon the direction or authorization of a plan representative. Additional fees may be withdrawn from client accounts in accordance with a client’s independent investment advisory contract. Such withdrawals will be identified on applicable participant account reports or client statements.

Plan loans from the Fixed Account Options may be allowed by your employer’s plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $75 per loan (if permitted under state law) and to limit the number of outstanding loans.

Payout Period

The Payout Period begins when you decide to retire or when you elect to annuitize all or a portion of your Account Value. If your employer’s plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones. If you do not elect a payout option, the payout option will mirror the allocation of investment options in your Contract upon annuitization. For example, if your Account Value is allocated solely to the Variable Account Options upon annuitization and you have not made an election, a variable payout option will be applied, or if your Account Value is allocated to a Fixed Account Option a fixed payout option will be applied. Similarly, if your Account Value is allocated to both Fixed and Variable Account Options, a combination fixed and variable payout option will be applied.

Fixed Payout

Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:

•	Type and duration of payout option chosen;

•	Your age or your age and the age of your survivor(1);

•	Your gender or your gender and the gender of your survivor(1) (IRAs and certain nonqualified Contracts);

•	The portion of your Account Value being applied; and

•	The payout rate being applied and the frequency of the payments.

(1)	This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

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Assumed Investment Rate

An “Assumed Investment Rate” or “AIR” is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected. For example, a higher AIR will generate a higher initial Payout Payment, but as Payout Payments continue they may become smaller, and eventually could be less than if you had initially selected a lower AIR. The frequency of the Payout Payments may lessen to ensure that each Payout Payment is at least $25 per month.

Variable Payout

With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AIR you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the SAI.

In determining your first Payout Payment, an AIR of 3.5% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your AIR, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your AIR, your subsequent payments will be less than your first payment.

Combination Fixed and Variable Payout

With a combination fixed and variable payout, you may choose:

•	From your existing Variable Account Options (payments will vary); with a

•	Fixed payout (payment is fixed and guaranteed).

Partial Annuitization

A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide the Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

Payout Date

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form or through other media approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

The following additional rules also apply when determining the payout date:

•

The earliest payout date for a nonqualified Contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 85, and may not be later than age 85 without VALIC’s consent.

•

The earliest payout date for all other qualified Contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the Contract is issued and the federal tax rules governing such Contracts and plans.

•

Distributions from qualified Contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

•

In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 1/2 even if you are still working for the employer sponsoring the plan.

•

Except in the case of nonqualified Contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 72 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those Contracts may not be postponed until after retirement.

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•

All Contracts require distributions to commence within a prescribed period after the death of the Contract Owner/Participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

•	The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans (“SEPs”) or IRAs, see “Federal Tax Matters” in this prospectus and in the SAI.

Payout Options

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

1.	Life Only — payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the Beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

2.	Life with Guaranteed Period — payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your Beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.

3.	Life with Cash or Unit Refund — payments are made to you during your lifetime. These payments are based upon your life expectancy and will continue for as long as you live. If you do not outlive the life expectancy calculated for you, upon your death, your Beneficiary may receive an additional payment. The additional payment under a fixed annuity, if any, is equal to the fixed annuity value of the Contract Owner’s Account at the time it was valued for the payout date, less the Payout Payments. The additional payment under a variable annuity, if any, is equal to the variable annuity value of the Contract Owner’s Account as of the date we receive Proof of Death, less the Payout Payments.

4.	Joint and Survivor Life — payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment. For example, if the Annuitant dies before receiving a Payout Payment the first Payout Payment will be made to the second designated person. If both the Annuitant and the second designated person die before the first Payout Payment is made, no Payout Payments will be made.

5.	Payment for a Designated Period — payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your Beneficiary until the designated period is completed.

Payout Information

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See “Federal Tax Matters.”

Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.

Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

For more information about payout options or enhancements of those payout options available under the Contract, see the SAI.

Surrender of Account Value

When Surrenders Are Allowed

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

•	allowed under federal and state law; and

•	allowed under your employer’s plan.

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For Purchase Payments that are contributions made under your employer’s plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See “Surrender Restrictions” below.

For an explanation of charges that may apply if you surrender your Account Value, see “Fees and Charges” in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59 1/2.

Delay of payment. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act. In addition, we may defer making payments from of the Fixed Account Options for up to six months, or less, if required by law. If payment is deferred, interest will accrue until the payment is made.

VALIC may be required to suspend or postpone the payment of a withdrawal for more than 7 days when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Account Options is not reasonably practicable; or (4) the SEC, by order, so permits for the protection of Contract Owners.

Surrender Process

If you are allowed to surrender all or a portion of your Account Value during the Purchase Period as noted above, then you must complete a surrender request form or information required in other approved media, and submit it to our Home Office or Annuity Service Center. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of an underlying Fund’s shares have been suspended or postponed. See the applicable Fund prospectus for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

Amount That May Be Surrendered

The amount that may be surrendered during the Purchase Period can be determined as follows:

Allowed Surrender Value	= (equals)	Your Account Value(1) - (minus) Any Applicable Surrender Charge

(1)	Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us. The surrender value in a Fixed Account Option will never be less than the Purchase Payments allocated to the Fixed Account Option (less amounts transferred to a Variable Account Option or withdrawn from the Fixed Account Option).

Surrender Restrictions

Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account. In addition, beginning for contracts issued on or after January 1, 2009, employer contributions and non-elective contributions to a 403(b) annuity contract are subject to restrictions specified in Treasury regulations as specifically imposed under the employer’s plan.

Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

•	death benefits; and

•	certain small amounts approved by the State of Florida.

Under the Louisiana Optional Retirement Plan, retirement benefits must be paid in the form of a lifetime income option.

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Single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA, except for death benefits.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

Partial Surrenders

You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. You may specify an amount to be taken from each Fund or the amount will be distributed pro-rata against all Funds. If you do not specify, the distribution will be taken pro-rata against the Variable Account and Fixed Account Options.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

The amount surrendered from the Variable Account Option + (plus) Any surrender charge	÷ (divided by)	Your Purchase Units next computed after the written request for surrender is received at our Home Office

The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter. If your Account Value falls below a certain dollar amount and you do not make a Purchase Payment over a certain period of time, as specified in your Contract, we may close your account and pay the Account Value to you.

Systematic Withdrawals

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract (“No Charge” systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:

•	Payments to be made to you; and

•	Payment over a stated period of time, but not less than five years; and

•	Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a “No Charge” systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a “No Charge” systematic withdrawal may not be elected again. Systematic withdrawals that are not “No Charge” systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.

Distributions Required by Federal Tax Law

There will be no surrender charge on RMD’s if the withdrawal:

•	Is made payable to you; and

•	Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the investment options in which you are invested, including the Multi-Year Option. This Contract feature will not be available in any year that an amount has been withdrawn under the “No Charge” systematic withdrawal method. See “Federal Tax Matters” for more information about required distribution rules.

Exchange Privilege

From time to time, we may offer to exchange certain fixed or variable contracts into Portfolio Director. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

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Death Benefits

The Contracts will pay death benefits during either the Purchase Period or the Payout Period.

The Process

VALIC requires that complete and acceptable documentation and paperwork be received from the Beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death or a written statement by an attending physician. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.

If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit will be payable.

Beneficiary Information

The Beneficiary may receive death benefits:

•	In a lump sum;

•	In the form of an annuity under any of the Payout Options;

•	In partial payments over the Beneficiary’s life expectancy (where permitted); or

•	In a manner mutually agreeable between the Beneficiary and VALIC that is in accordance with applicable laws and regulations.

Payment of any death benefits must be within the time limits set by federal tax law, if any. In the case of an IRA, a spousal Beneficiary may continue the Contract or may roll the funds over to an IRA. If the Beneficiary elects a life annuity for a designated or fixed period, the guarantee period cannot exceed the Beneficiary’s life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contract.

Special Information for Nonqualified Contracts

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant’s death. However, the Contract will be assigned to the contingent owner, if any, or to the Contract Owner’s estate. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See “Federal Tax Matters.”

During the Purchase Period

Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contract, even if invested in Variable Account Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals.

As indicated above, a Contract Owner may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.

Death Benefit Before Age of 70

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70, provided that the benefit is available in your state.

The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

Step 1:    Determine your Fixed Account Option Value by taking the greater of:

Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Fixed Account Option
– (minus)
Amount of all prior withdrawals from the Fixed Account Option, charges and any portion of Account Value applied under a Payout Option

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Step 2:    Determine your Variable Account Option Value by taking the greater of:

Value of Variable Account Options on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Variable Account Options
– (minus)
Amount of prior withdrawals (out of) or transfers (out of) the Variable Account Options
+ (plus)
Interest at an annual rate as specified in your Contract

Step 3:    Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

This value may be adjusted if the total amount of any death benefit exceeds the Account Value.

Death Benefit On or After Age 70

The standard death benefit is payable if death occurs on or after age 70, or at any age in a state where the interest guaranteed death benefit is not available.

The standard death benefit will be the greater of:

Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments (to Fixed and/or Variable Account Options)
–	(minus)
Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

Adjusted Purchase Payment Amount

The information below is applicable to you only if you received a Death Benefit Endorsement or Amendatory Endorsement with your Contract or certificate.

If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:

A.	100% of Purchase Payments
-	(minus)
B.	Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
+	(plus)
C.	Interest on the result of A minus B at an annual rate as specified in your Contract (see below).

Each “Gross Withdrawal” is calculated by multiplying the Adjusted Purchase Payment Amount by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Adjusted Purchase Payment Amount. The interest adjustment in C. above is added only if you are under age 70 at the time of death.

The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser amount is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.

During the Payout Period

If the Annuitant dies during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the “Payout Period” section of this prospectus.

•	If the life only option or joint and survivor life option was chosen, there will be no death benefit.

•

If the life with guaranteed period option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

1.	Receive the present value of any remaining payments in a lump sum; or

2.	Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or

3.	Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under the Contract and/or under federal tax law, including additional permitted delays before beginning distributions, as well as being able to continue the Contract as their own and not as a beneficiary account.

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Other Contract Features

Changes That May Not Be Made

The following terms in the Contracts may not be changed once your account has been established:

•	The Contract Owner (except for an individual nonqualified Contract);

•	The Participant; and

•	The Annuitant.

Change of Beneficiary

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant’s estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner’s estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary’s estate.

Contingent Owner

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

Cancellation — The “Free Look” Period

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the

Company within 20 days after it is received. (A longer period will be allowed if required under state law.) See “Appendix C — State Contract Variability.” The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the “free look” period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the “Free Look” period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. Generally, the amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. Additionally, all Contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your Contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your Contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the Account Value on the day we receive your request in good order at the Annuity Service Center. The Contract will be void once we issue a refund.

We Reserve Certain Rights

We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different fees, expenses, objectives, strategies and risks.

We may restrict your ability to combine Contracts and may modify or suspend or impose additional or different conditions with respect to options available under the Contracts, as may be allowed by federal or state law. We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.

We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.

Relationship to Employer’s Plan

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contracts in this prospectus.

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Voting Rights

As discussed in the “About VALIC Separate Account A” section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

Who May Give Voting Instructions

During the Purchase Period, subject to any contrary provisions in the plan, the Contract Owner, Participant, or Beneficiary will have the right to give voting instructions to VALIC Separate Account A for the shareholder meetings, except as noted below. Proxy material and a form on which voting instructions may be given before the shareholder meeting is held will be mailed in advance of any shareholder meeting. Please vote each card received.

Participants in a nonqualified unfunded deferred compensation plan will not have the right to give voting instructions.

Determination of Fund Shares Attributable to Your Account

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or after a Death Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

How Fund Shares Are Voted

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received. One effect of proportional voting is that a small number of Contract Owners may determine the outcome of a vote. In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

In the event that shares of a Fund are owned by VALIC or an affiliated insurance company for their own benefit, such shares will be voted proportionally based on instructions received from Contract Owners.

Federal Tax Matters

The Contracts provide tax-deferred accumulation over time, but may be subject to certain federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under “Premium Tax Charge.” Discussions regarding the tax treatment of any annuity contract or retirement plans and programs are intended for general purposes only and are not intended as tax advice, either general or individualized, nor should they be interpreted to provide any predictions or guarantees of a particular tax treatment. Such discussions generally are based upon the Company’s understanding of current tax rules and interpretations, and may include areas of those rules that are more or less clear or certain. Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have retroactive effect as well. You should seek competent tax or legal advice, as you deem necessary or appropriate, regarding your own circumstances.

Types of Plans

Tax rules vary, depending on whether the Contract is offered under your employer’s tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

•	Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations;

•	Section 401(a), 403(a) and 401(k) qualified plans (including plans for self-employed individuals);

•	Section 408(b) traditional IRAs;

•	Section 408A Roth IRAs;

•	Section 457 deferred compensation plans of governmental and tax-exempt employers;

•	Section 408(k) SEPs and SARSEPs; and

•	Section 408(p) SIMPLE retirement accounts.

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Contributions under any of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax (or Roth) contributions. Contracts purchased under these retirement arrangements are “Qualified Contracts.”

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.

In addition, the Contracts may be used as “Nonqualified Contracts.” Such nonqualified Contracts may be used to “informally” fund nonqualified deferred compensation plans, or they may serve as individual annuity contracts issued outside of the context of any formal employer-sponsored retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts (note, life insurance is an example only and is not otherwise addressed herein). The restriction on including publicly available funds in nonqualified annuity contracts results from a longstanding IRS position articulated in a 1981 Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.

Tax Consequences in General

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. Purchase Payments also can be made outside of an employer-sponsored retirement program (e.g., a non-qualified deferred annuity contract or IRA). After-tax Purchase Payments, including after-tax employee contributions, generally constitute “investment in the Contract.” All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as “amounts not received as an annuity” in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 59½ are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. Note that a distribution from a 457(b) plan is not subject to the 10% tax penalty. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please consult with your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

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The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year made directly to an insurer for health, life and accident insurance by certain retired public safety officers. The Disaster Tax Relief and Airport and Airway Extension Act of 2017 and the Tax Cuts and Jobs Act of 2017 provided relief from the 10% early withdrawal penalty tax for qualified 2016 disaster distributions from retirement funds.

On March 30, 2010, the Health Care and Education Reconciliation Act (“Reconciliation Act”) was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of investment income in excess of applicable thresholds for Modified Adjusted Gross Income ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see final paragraph in this section). This new tax generally does not apply to Qualified Contracts; however, taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

On December 20, 2019 the Setting Every Community Up for Retirement Enhancement (SECURE) Act was signed into law as part of larger appropriations legislation. The SECURE Act includes many provisions affecting Qualified Contracts, some of which became effective upon enactment or on January 1, 2020, and certain provisions were retroactively effective. Some of the provisions effective January 1 include: an increase in the age at which required minimum distributions (RMDs) generally must commence, to age 72, from the previous age of 70 ½; new limitations on the period for beneficiary distributions following the death of the plan participant or IRA owner; elimination of the age 70 ½ restriction on IRA contributions (combined with an offset to the amount of eligible qualified charitable distributions (QCDs) by the amount of post-70 ½ IRA contributions); a new exception to the 10% additional tax on early distributions, for the birth or adoption of a child, which also became an allowable plan distribution event; and, reduction of the earliest permissible age for in-service distributions from pension plans and certain Section 457 plans to 59 ½. The foregoing is not an exhaustive list. The SECURE Act included many additional provisions affecting Qualified Contracts.

In 2019 the IRS issued multiple letter rulings to individual insurance companies recognizing the ability, in specific circumstances, to treat the payment of investment advisory fees to an investment advisor out of nonqualified contracts as non-taxable withdrawals from the contracts. IRS letter rulings generally may only be relied upon by the party to whom they are issued.

The Coronavirus Aid, Relief, and Economic Security (CARES) Act, which was signed into law on March 27, 2020, provides greater access to assets held in tax-qualified retirement plans and IRAs. The relief provided in the Act:

•	Expands distribution and loan (including loan repayment) rules for certain retirement accounts in employer plans and IRAs, for qualifying distributions;

•	Waives the 10% additional tax on the qualifying distributions, if they are considered early distributions (generally, distributions prior to age 59 1/2); and

•	Provides a temporary waiver of required minimum distributions from qualifying retirement plans and IRAs which were due to be paid in 2020.

Some provisions in the Act are subject to the terms of an employer’s retirement plan.

It is the understanding of VALIC, confirmed by IRS Revenue Procedure 99-44, that a Qualified Contract described in section 401(a), 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available Mutual Funds.

It is also the understanding of VALIC that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to nonqualified Contracts that are owned by non-natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

Important Information Regarding 403(b) Regulations

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that became largely effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final

35

regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 24, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer’s 403(b) plan upon its establishment, but no later than by January 1, 2009.

The rules in the final regulations generally do not affect a participant’s ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer’s plan.

As a general matter, many Contracts that have received plan contributions after 2004, and all Contracts that have received plan contributions after 2008, are required to be included in the plan and in the plan’s administrative coordination, even if the investment provider and the Contract are no longer permitted to receive new contributions and/or transfers. However, IRS guidance generally permits a plan sponsor to exclude a Contract where the plan sponsor has otherwise made a good faith effort to include the Contract issued by a provider that ceased to receive contributions prior to January 1, 2009, as well as such Contracts maintained by certain former employees. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. In addition, a Contract maintained under a plan subject to the requirements of ERISA may be required to be included in the plan regardless of whether it remains eligible to receive contributions after a specified date. The foregoing discussion is intended as a general discussion of the requirements only, and you may wish to discuss the requirements of the regulations and/or the general information above with your tax advisor.

Legal Proceedings

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 27, 2021, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.

Financial Statements

The financial statements of the Company and the Separate Account and American Home (if applicable to you) are available on the SEC’s web site (http://www.sec.gov). You may request a free copy of the SAI, which includes the financial statements, by contacting our Annuity Service Center at 1-800-448-2542 or by mail at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. We encourage both existing and prospective contract owners to read and understand the financial statements.

36

Appendix A — Selected Purchase Unit Data

Purchase units shown are for a Purchase Unit outstanding throughout the year for each Variable Account Option.*

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
VALIC Company I
Asset Allocation Fund (Division 5)	2020	9.055	10.017	7,862,571
	2019	7.931	9.055	8,853,884
	2018	8.805	7.931	9,432,770
	2017	7.853	8.805	9,912,600
	2016	7.391	7.853	10,485,387
	2015	7.500	7.391	11,229,279
	2014	7.190	7.500	11,464,518
	2013	6.262	7.190	11,432,199
	2012	5.582	6.262	11,341,787
	2011	5.586	5.582	10,743,259
Blue Chip Growth Fund (Division 72)	2020	3.274	4.355	172,526,532
	2019	2.547	3.274	199,083,807
	2018	2.523	2.547	209,102,766
	2017	1.871	2.523	213,205,602
	2016	1.873	1.871	234,887,542
	2015	1.704	1.873	249,325,806
	2014	1.577	1.704	255,293,080
	2013	1.128	1.577	274,949,669
	2012	0.965	1.128	290,732,124
	2011	0.960	0.965	292,547,139
Capital Conservation Fund (Division 7)**	2020	4.033	4.320	36,819,644
	2019	3.718	4.033	24,079,279
	2018	3.797	3.718	27,123,774
	2017	3.705	3.797	26,438,035
	2016	3.659	3.705	25,066,756
	2015	3.688	3.659	26,925,896
	2014	3.515	3.688	28,654,292
	2013	3.637	3.515	28,296,085
	2012	3.463	3.637	35,290,472
	2011	3.274	3.463	29,728,225
Core Equity Fund (Division 15)***	2020	5.145	6.080	35,577,452
	2019	4.043	5.145	39,666,693
	2018	4.380	4.043	44,027,614
	2017	3.655	4.380	48,506,718
	2016	3.275	3.655	53,159,438
	2015	3.370	3.275	59,276,410
	2014	3.052	3.370	65,322,905
	2013	2.286	3.052	71,971,776
	2012	2.022	2.286	78,896,796
	2011	2.052	2.022	86,784,230
Dividend Value Fund (Division 21)	2020	3.882	3.864	147,524,017
	2019	3.175	3.882	181,269,527
	2018	3.524	3.175	169,239,656
	2017	3.014	3.524	182,217,087
	2016	2.609	3.014	195,018,399
	2015	2.652	2.609	175,738,943
	2014	2.453	2.652	208,754,524
	2013	1.905	2.453	186,304,389
	2012	1.709	1.905	163,254,122
	2011	1.596	1.709	101,063,866

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
Dynamic Allocation Fund (Division 103)	2020	1.535	1.688	100,401,757
	2019	1.288	1.535	112,436,456
	2018	1.398	1.288	144,273,292
	2017	1.175	1.398	164,520,988
	2016	1.132	1.175	183,719,330
	2015	1.198	1.132	200,438,926
	2014	1.161	1.198	207,495,613
	2013	0.998	1.161	157,565,861
	2012	—	0.998	1,278
Emerging Economies Fund (Division 87)	2020	1.123	1.283	496,529,623
	2019	0.943	1.123	508,613,732
	2018	1.180	0.943	518,337,334
	2017	0.844	1.180	566,414,809
	2016	0.765	0.844	588,962,730
	2015	0.904	0.765	514,456,202
	2014	0.967	0.904	524,801,471
	2013	1.004	0.967	461,831,807
	2012	0.853	1.004	448,359,082
	2011	0.991	0.853	183,542,976
Global Real Estate Fund (Division 101)	2020	1.727	1.604	133,097,976
	2019	1.401	1.727	188,373,325
	2018	1.505	1.401	176,427,547
	2017	1.336	1.505	172,100,568
	2016	1.319	1.336	210,495,647
	2015	1.332	1.319	238,892,974
	2014	1.201	1.332	267,978,180
	2013	1.160	1.201	216,238,726
	2012	0.894	1.160	241,543,325
	2011	0.982	0.894	232,943,420
Global Strategy Fund (Division 88)	2020	2.091	2.145	108,244,481
	2019	1.922	2.091	120,048,469
	2018	2.117	1.922	133,377,446
	2017	1.883	2.117	145,920,891
	2016	1.806	1.883	163,523,909
	2015	1.915	1.806	183,895,415
	2014	1.900	1.915	195,648,003
	2013	1.615	1.900	207,385,139
	2012	1.365	1.615	211,834,246
	2011	1.410	1.365	257,082,832
Government Money Market I Fund (Division 6)	2020	1.994	1.978	135,356,133
	2019	1.981	1.994	110,997,629
	2018	1.975	1.981	123,856,624
	2017	1.987	1.975	114,481,329
	2016	2.007	1.987	123,629,671
	2015	2.027	2.007	119,987,728
	2014	2.047	2.027	123,650,875
	2013	2.067	2.047	130,251,067
	2012	2.088	2.067	134,317,148
	2011	2.109	2.088	141,509,055

*	The 2011 data for the Invesco Balanced-Risk Commodity Strategy Fund begins on November 1, 2011, the date this Division was added to Portfolio Director. On March 23, 2012, the Lou Holland Growth Fund was merged into American Beacon Holland Large Cap Growth Fund. The data for 2011 and prior periods for the American Beacon Holland Large Cap Growth Fund (later referred to as the American Beacon Bridgeway Large Cap Growth II Fund) reflects the data for the Lou Holland Growth Fund. The 2012 data for the Dynamic Allocation Fund begins on December 26, 2012, the date this Division was added to Portfolio Director. While the T. Rowe Price Retirement Funds were added as Divisions on December 17, 2014, investments in the Divisions did not occur until 2015. On December 15, 2017, the American Beacon Bridgeway Large Cap Growth II Fund (formerly, the American Beacon Holland Large Cap Growth Fund) (“replaced option”) merged with and into the American Beacon Bridgeway Large Cap Growth Fund (“surviving option”). The surviving option, American Beacon Bridgeway Large Cap Growth Fund, was added as a Variable Account Option in your prospectus on such date.
**	This Variable Account Option no longer invests in the applicable Fund as of May 24, 2021, as a result of a reorganization of certain VALIC Company I and VALIC Company II Funds into certain VALIC Company I Funds.
***	This Variable Account Option no longer invests in the applicable Fund as of April 19, 2021, as a result of a reorganization of certain VALIC Company I and VALIC Company II Funds into certain VALIC Company I Funds.

A-1

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
Government Securities Fund (Division 8)	2020	3.770	3.980	18,732,500
	2019	3.575	3.770	16,580,523
	2018	3.593	3.575	16,988,120
	2017	3.556	3.593	16,892,412
	2016	3.549	3.556	19,501,841
	2015	3.555	3.549	19,113,755
	2014	3.403	3.555	20,195,666
	2013	3.589	3.403	23,054,983
	2012	3.496	3.589	22,678,354
	2011	3.216	3.496	22,839,524
Growth Fund (Division 78)	2020	2.899	4.069	289,831,170
	2019	2.220	2.899	344,039,864
	2018	2.307	2.220	389,292,769
	2017	1.789	2.307	412,269,328
	2016	1.724	1.789	388,095,512
	2015	1.689	1.724	458,010,324
	2014	1.541	1.689	464,072,864
	2013	1.187	1.541	481,182,962
	2012	1.044	1.187	528,155,797
	2011	1.016	1.044	529,636,867
Health Sciences Fund (Division 73)*	2020	6.500	8.340	95,476,278
	2019	5.095	6.500	102,864,159
	2018	5.098	5.095	112,982,924
	2017	4.033	5.098	120,429,800
	2016	4.551	4.033	135,578,620
	2015	4.081	4.551	163,117,194
	2014	3.133	4.081	146,889,576
	2013	2.095	3.133	136,545,423
	2012	1.606	2.095	119,014,862
	2011	1.469	1.606	103,364,423
Inflation Protected Fund (Division 77)	2020	1.385	1.492	374,736,573
	2019	1.288	1.385	344,572,748
	2018	1.330	1.288	381,331,745
	2017	1.281	1.330	312,352,863
	2016	1.247	1.281	281,898,871
	2015	1.299	1.247	308,672,313
	2014	1.274	1.299	299,760,024
	2013	1.383	1.274	277,565,988
	2012	1.293	1.383	258,308,256
	2011	1.186	1.293	220,201,675
International Equities Index Fund (Division 11)	2020	2.267	2.410	428,764,073
	2019	1.888	2.267	384,174,297
	2018	2.211	1.888	371,444,185
	2017	1.795	2.211	506,101,313
	2016	1.791	1.795	394,166,789
	2015	1.827	1.791	396,429,084
	2014	1.952	1.827	386,208,304
	2013	1.657	1.952	422,010,815
	2012	1.430	1.657	400,470,192
	2011	1.662	1.430	454,616,647
International Government Bond Fund (Division 13)	2020	3.292	3.594	25,134,023
	2019	3.058	3.292	24,534,961
	2018	3.188	3.058	31,861,851
	2017	2.979	3.188	46,965,550
	2016	2.901	2.979	52,375,313
	2015	3.031	2.901	41,460,619
	2014	3.020	3.031	45,268,931
	2013	3.232	3.020	46,400,845
	2012	3.005	3.232	42,794,823
	2011	2.905	3.005	52,050,637

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
International Growth Fund (Division 20)	2020	3.945	5.239	71,020,902
	2019	3.004	3.945	78,869,364
	2018	3.302	3.004	84,602,741
	2017	2.613	3.302	87,409,448
	2016	2.714	2.613	94,896,359
	2015	2.755	2.714	105,372,533
	2014	2.882	2.755	117,367,804
	2013	2.411	2.882	129,867,358
	2012	2.026	2.411	145,325,269
	2011	2.269	2.026	150,087,437
International Socially Responsible Fund (Division 12)	2020	8.031	8.616	27,576,960
	2019	6.439	8.031	30,433,876
	2018	7.104	6.439	32,097,800
	2017	5.847	7.104	36,088,652
	2016	5.522	5.847	38,124,466
	2015	5.596	5.522	38,399,751
	2014	5.235	5.596	42,855,429
	2013	4.103	5.235	46,143,368
	2012	3.533	4.103	42,760,926
	2011	3.804	3.533	44,012,539
International Value Fund (Division 89)	2020	1.404	1.459	355,430,298
	2019	1.218	1.404	371,642,626
	2018	1.497	1.218	398,968,875
	2017	1.293	1.497	437,310,515
	2016	1.165	1.293	461,800,327
	2015	1.269	1.165	502,945,232
	2014	1.451	1.269	529,897,500
	2013	1.161	1.451	533,756,939
	2012	0.987	1.161	579,481,027
	2011	1.147	0.987	642,061,277
Large Cap Core Fund (Division 76)*	2020	3.377	4.081	32,104,537
	2019	2.573	3.377	36,256,439
	2018	2.848	2.573	39,853,978
	2017	2.368	2.848	44,924,193
	2016	2.202	2.368	47,849,230
	2015	2.159	2.202	55,708,727
	2014	1.925	2.159	59,109,794
	2013	1.429	1.925	61,886,026
	2012	1.217	1.429	63,753,636
	2011	1.242	1.217	65,336,534
Large Capital Growth Fund (Division 79)	2020	3.116	3.778	117,550,912
	2019	2.249	3.116	131,798,956
	2018	2.256	2.249	139,124,043
	2017	1.772	2.256	151,262,122
	2016	1.686	1.772	163,329,304
	2015	1.704	1.686	176,905,029
	2014	1.544	1.704	191,046,750
	2013	1.185	1.544	206,576,744
	2012	1.065	1.185	227,063,833
	2011	1.146	1.065	247,157,945
Mid Cap Index Fund (Division 4)	2020	26.892	30.166	74,569,692
	2019	21.607	26.892	84,986,719
	2018	24.643	21.607	92,980,621
	2017	21.474	24.643	98,129,612
	2016	17.981	21.474	106,216,675
	2015	18.627	17.981	111,598,951
	2014	17.196	18.627	118,008,435
	2013	13.048	17.196	125,006,956
	2012	11.215	13.048	131,802,264
	2011	11.559	11.215	139,014,512

*	This Variable Account Option no longer invests in the applicable Fund as of April 19, 2021, as a result of a reorganization of certain VALIC Company I and VALIC Company II Funds into certain VALIC Company I Funds.

A-2

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
Mid Cap Strategic Growth Fund (Division 83)	2020	3.361	4.466	65,451,727
	2019	2.464	3.361	73,048,596
	2018	2.613	2.464	76,248,208
	2017	2.090	2.613	79,665,280
	2016	1.924	2.090	86,153,727
	2015	1.996	1.924	95,511,744
	2014	1.953	1.996	105,067,767
	2013	1.423	1.953	115,522,045
	2012	1.316	1.423	128,070,724
	2011	1.426	1.316	145,399,643
Nasdaq-100® Index Fund (Division 46)	2020	2.326	3.407	185,523,884
	2019	1.694	2.326	187,353,073
	2018	1.722	1.694	192,334,809
	2017	1.315	1.722	192,928,000
	2016	1.244	1.315	185,888,804
	2015	1.151	1.244	189,969,327
	2014	0.979	1.151	181,413,144
	2013	0.726	0.979	168,103,592
	2012	0.622	0.726	172,385,275
	2011	0.610	0.622	147,793,034
Science & Technology Fund (Division 17)	2020	10.059	15.618	103,364,404
	2019	7.285	10.059	111,098,915
	2018	7.469	7.285	119,481,520
	2017	5.338	7.469	126,278,517
	2016	5.024	5.338	131,172,929
	2015	4.704	5.024	141,264,036
	2014	4.152	4.704	152,393,259
	2013	2.943	4.152	162,421,469
	2012	2.651	2.943	178,461,643
	2011	2.848	2.651	198,738,067
Small Cap Aggressive Growth Fund (Division 86)*	2020	3.656	4.987	31,257,834
	2019	2.664	3.656	36,674,429
	2018	2.937	2.664	38,602,368
	2017	2.151	2.937	35,716,728
	2016	2.135	2.151	37,341,453
	2015	2.124	2.135	41,832,812
	2014	1.952	2.124	38,029,319
	2013	1.317	1.952	43,227,734
	2012	1.156	1.317	43,036,493
	2011	1.300	1.156	46,417,390
Small Cap Fund (Division 18)*	2020	6.549	7.969	34,415,918
	2019	5.110	6.549	37,693,560
	2018	5.598	5.110	42,009,849
	2017	4.929	5.598	46,776,607
	2016	4.318	4.929	51,882,660
	2015	4.580	4.318	57,724,906
	2014	4.448	4.580	64,145,272
	2013	3.200	4.448	71,381,164
	2012	2.790	3.200	78,544,274
	2011	2.839	2.790	87,744,409
Small Cap Index Fund (Division 14)	2020	8.478	10.029	83,931,959
	2019	6.843	8.478	91,289,549
	2018	7.786	6.843	107,302,975
	2017	6.875	7.786	103,880,682
	2016	5.731	6.875	112,356,933
	2015	6.060	5.731	115,279,719
	2014	5.842	6.060	123,361,844
	2013	4.256	5.842	130,375,004
	2012	3.704	4.256	136,984,141
	2011	3.910	3.704	150,299,747

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
Small Cap Special Values Fund (Division 84)	2020	2.346	2.356	57,754,846
	2019	1.842	2.346	64,897,196
	2018	2.155	1.842	71,950,621
	2017	1.956	2.155	81,797,627
	2016	1.522	1.956	96,731,540
	2015	1.605	1.522	93,183,086
	2014	1.515	1.605	101,453,298
	2013	1.101	1.515	109,818,977
	2012	0.972	1.101	123,878,008
	2011	1.033	0.972	135,244,030
Small-Mid Growth Fund (Division 85)**	2020	2.559	3.855	34,250,253
	2019	1.874	2.559	37,600,459
	2018	1.999	1.874	40,474,575
	2017	1.580	1.999	43,659,111
	2016	1.593	1.580	47,269,477
	2015	1.619	1.593	58,574,211
	2014	1.472	1.619	55,536,044
	2013	1.104	1.472	65,725,306
	2012	0.999	1.104	69,751,171
	2011	1.055	0.999	73,777,559
Stock Index Fund (Division 10)	2020	14.140	16.517	209,543,645
	2019	10.894	14.140	231,318,004
	2018	11.549	10.894	263,771,333
	2017	9.608	11.549	284,293,923
	2016	8.696	9.608	291,165,076
	2015	8.692	8.696	309,489,081
	2014	7.750	8.692	336,587,419
	2013	5.934	7.750	356,180,679
	2012	5.186	5.934	375,264,648
	2011	5.144	5.186	398,646,448
Systematic Core Fund (Division 16)	2020	5.515	6.727	17,096,101
	2019	4.264	5.515	18,620,980
	2018	4.572	4.264	20,202,104
	2017	3.814	4.572	21,697,261
	2016	3.463	3.814	22,529,695
	2015	3.502	3.463	24,899,000
	2014	3.099	3.502	26,151,817
	2013	2.359	3.099	26,563,614
	2012	2.102	2.359	27,951,197
	2011	2.220	2.102	29,538,389
Systematic Value Fund (Division 75)	2020	2.395	2.303	13,798,801
	2019	1.955	2.395	15,085,134
	2018	2.229	1.955	16,661,659
	2017	1.905	2.229	18,201,380
	2016	1.690	1.905	19,267,145
	2015	1.730	1.690	21,381,397
	2014	1.625	1.730	22,365,875
	2013	1.203	1.625	20,918,581
	2012	1.066	1.203	20,711,268
	2011	1.059	1.066	19,392,587
Value Fund (Division 74)**	2020	2.784	2.817	22,361,399
	2019	2.206	2.784	23,302,652
	2018	2.473	2.206	25,313,890
	2017	2.166	2.473	28,889,134
	2016	1.930	2.166	32,554,029
	2015	2.014	1.930	36,295,560
	2014	1.826	2.014	40,096,476
	2013	1.406	1.826	45,967,293
	2012	1.215	1.406	50,422,500
	2011	1.256	1.215	68,559,347

*	This Variable Account Option no longer invests in the applicable Fund as of May 24, 2021, as a result of a reorganization of certain VALIC Company I and VALIC Company II Funds into certain VALIC Company I Funds.
**	This Variable Account Option no longer invests in the applicable Fund as of April 19, 2021, as a result of a reorganization of certain VALIC Company I and VALIC Company II Funds into certain VALIC Company I Funds.

A-3

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
VALIC Company II*
Aggressive Growth Lifestyle Fund (Division 48)*	2020	3.760	4.235	132,047,992
	2019	3.079	3.760	136,647,252
	2018	3.394	3.079	144,697,849
	2017	2.941	3.394	148,428,257
	2016	2.724	2.941	151,724,193
	2015	2.770	2.724	158,226,021
	2014	2.675	2.770	157,831,426
	2013	2.210	2.675	144,481,682
	2012	1.933	2.210	127,721,427
	2011	1.951	1.933	92,224,594
Capital Appreciation Fund (Division 39)*	2020	2.711	3.464	11,844,598
	2019	2.139	2.711	13,141,887
	2018	2.133	2.139	15,046,659
	2017	1.737	2.133	15,067,252
	2016	1.715	1.737	16,762,772
	2015	1.633	1.715	18,482,317
	2014	1.515	1.633	20,405,157
	2013	1.122	1.515	21,659,297
	2012	0.958	1.122	23,617,555
	2011	0.984	0.958	22,658,750
Conservative Growth Lifestyle Fund (Division 50)*	2020	3.220	3.544	88,596,962
	2019	2.784	3.220	94,296,329
	2018	2.986	2.784	97,026,559
	2017	2.728	2.986	100,657,232
	2016	2.578	2.728	105,647,225
	2015	2.633	2.578	108,672,128
	2014	2.559	2.633	109,316,736
	2013	2.358	2.559	96,736,358
	2012	2.123	2.358	80,441,631
	2011	2.068	2.123	50,013,534
Core Bond Fund (Division 58)*	2020	2.221	2.397	374,300,264
	2019	2.027	2.221	409,073,313
	2018	2.085	2.027	469,322,870
	2017	2.008	2.085	399,437,044
	2016	1.956	2.008	367,086,298
	2015	1.974	1.956	409,985,415
	2014	1.886	1.974	303,470,023
	2013	1.936	1.886	302,031,627
	2012	1.816	1.936	200,538,609
	2011	1.723	1.816	172,596,496
Government Money Market II Fund (Division 44)*	2020	1.221	1.214	76,246,296
	2019	1.210	1.221	63,563,653
	2018	1.204	1.210	64,267,089
	2017	1.209	1.204	70,076,229
	2016	1.218	1.209	76,056,955
	2015	1.227	1.218	102,648,541
	2014	1.236	1.227	91,586,462
	2013	1.245	1.236	107,637,847
	2012	1.255	1.245	101,208,543
	2011	1.264	1.255	111,284,185
High Yield Bond Fund (Division 60)*	2020	3.133	3.318	108,774,202
	2019	2.745	3.133	126,443,493
	2018	2.858	2.745	127,801,338
	2017	2.669	2.858	143,217,243
	2016	2.381	2.669	138,831,817
	2015	2.491	2.381	123,518,044
	2014	2.440	2.491	112,780,938
	2013	2.337	2.440	108,354,843
	2012	2.070	2.337	108,507,775
	2011	1.997	2.070	86,556,392

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
International Opportunities Fund (Division 33)*	2020	3.084	3.578	138,183,952
	2019	2.471	3.084	150,924,455
	2018	3.018	2.471	164,062,319
	2017	2.182	3.018	191,372,537
	2016	2.211	2.182	194,717,379
	2015	2.053	2.211	230,164,248
	2014	2.182	2.053	224,181,526
	2013	1.815	2.182	227,763,862
	2012	1.498	1.815	238,169,790
	2011	1.878	1.498	302,524,054
Large Cap Value Fund (Division 40)**	2020	3.989	4.080	35,185,843
	2019	3.165	3.989	37,289,013
	2018	3.548	3.165	40,190,904
	2017	3.107	3.548	45,742,585
	2016	2.674	3.107	53,271,644
	2015	2.771	2.674	51,680,485
	2014	2.521	2.771	56,336,476
	2013	1.877	2.521	60,432,399
	2012	1.617	1.877	64,775,143
	2011	1.704	1.617	78,162,609
Mid Cap Growth Fund (Division 37)**	2020	3.012	3.730	39,569,965
	2019	2.288	3.012	46,434,462
	2018	2.490	2.288	50,817,514
	2017	1.907	2.490	46,919,783
	2016	1.835	1.907	45,174,629
	2015	1.866	1.835	61,967,016
	2014	1.840	1.866	60,301,358
	2013	1.415	1.840	62,426,740
	2012	1.281	1.415	71,170,383
	2011	1.360	1.281	95,028,638
Mid Cap Value Fund (Division 38)*	2020	7.253	7.460	76,497,960
	2019	5.615	7.253	79,739,419
	2018	6.657	5.615	86,935,516
	2017	5.859	6.657	105,143,564
	2016	5.176	5.859	125,670,581
	2015	5.289	5.176	126,306,249
	2014	4.993	5.289	128,256,862
	2013	3.744	4.993	133,091,978
	2012	3.097	3.744	143,237,727
	2011	3.421	3.097	136,166,075
Moderate Growth Lifestyle Fund (Division 49)*	2020	3.728	4.161	227,113,696
	2019	3.115	3.728	238,108,237
	2018	3.375	3.115	238,589,732
	2017	2.993	3.375	239,754,874
	2016	2.782	2.993	246,021,927
	2015	2.830	2.782	249,674,163
	2014	2.734	2.830	246,046,230
	2013	2.362	2.734	218,376,320
	2012	2.094	2.362	180,791,433
	2011	2.083	2.094	128,021,253
Small Cap Growth Fund (Division 35)*	2020	5.044	8.001	24,969,239
	2019	3.691	5.044	27,026,831
	2018	3.900	3.691	30,200,345
	2017	2.778	3.900	26,382,353
	2016	2.595	2.778	21,519,722
	2015	2.648	2.595	25,250,387
	2014	2.667	2.648	28,073,923
	2013	1.819	2.667	31,219,056
	2012	1.631	1.819	33,519,019
	2011	1.715	1.631	35,002,239

*	This Variable Account Option no longer invests in the applicable Fund as of May 24, 2021, as a result of a reorganization of certain VALIC Company I and VALIC Company II Funds into certain VALIC Company I Funds.
**	This Variable Account Option no longer invests in the applicable Fund as of April 19, 2021, as a result of a reorganization of certain VALIC Company I and VALIC Company II Funds into certain VALIC Company I Funds.

A-4

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
Small Cap Value Fund (Division 36)*	2020	4.490	4.665	56,999,294
	2019	3.796	4.490	57,349,076
	2018	4.530	3.796	66,517,575
	2017	4.349	4.530	76,512,154
	2016	3.369	4.349	94,129,852
	2015	3.631	3.369	102,585,454
	2014	3.466	3.631	120,572,074
	2013	2.564	3.466	123,444,686
	2012	2.245	2.564	136,086,201
	2011	2.452	2.245	139,441,971
Strategic Bond Fund (Division 59)*	2020	3.136	3.373	142,391,877
	2019	2.837	3.136	147,211,082
	2018	2.963	2.837	155,686,793
	2017	2.795	2.963	164,781,486
	2016	2.604	2.795	168,467,978
	2015	2.675	2.604	176,746,030
	2014	2.593	2.675	186,090,359
	2013	2.606	2.593	186,485,323
	2012	2.336	2.606	188,347,893
	2011	2.256	2.336	162,185,471
U.S. Socially Responsible Fund (Division 41)*	2020	4.022	4.625	132,612,958
	2019	3.077	4.022	155,015,136
	2018	3.271	3.077	167,919,018
	2017	2.731	3.271	196,077,447
	2016	2.487	2.731	221,973,402
	2015	2.478	2.487	240,963,183
	2014	2.161	2.478	242,917,949
	2013	1.608	2.161	264,076,070
	2012	1.406	1.608	295,333,876
	2011	1.398	1.406	409,272,143
Public Funds
American Beacon Bridgeway Large Cap Growth Fund (Division 90)	2020	1.207	1.601	22,626,168
	2019	0.940	1.207	25,985,511
	2018	1.014	0.940	29,645,760
	2017	1.752	1.014	31,755,517
	2016	1.737	1.752	16,266,867
	2015	1.650	1.737	18,404,403
	2014	1.557	1.650	20,837,760
	2013	1.190	1.557	23,153,719
	2012	1.071	1.190	26,529,443
	2011	1.047	1.071	25,080,056
Ariel Appreciation Fund (Division 69)	2020	4.022	4.275	46,168,513
	2019	3.261	4.022	53,297,520
	2018	3.829	3.261	59,526,552
	2017	3.360	3.829	76,145,758
	2016	3.012	3.360	100,648,708
	2015	3.249	3.012	96,732,440
	2014	3.030	3.244	113,599,159
	2013	2.093	3.030	117,594,730
	2012	1.772	2.093	104,394,611
	2011	1.931	1.772	110,259,195
Ariel Fund (Division 68)	2020	4.289	4.672	54,446,877
	2019	3.475	4.289	61,280,591
	2018	4.066	3.475	70,056,441
	2017	3.544	4.066	76,013,684
	2016	3.097	3.544	87,008,814
	2015	3.262	3.097	94,375,118
	2014	2.970	3.262	103,243,863
	2013	2.073	2.970	111,663,269
	2012	1.740	2.073	118,632,237
	2011	1.983	1.740	132,467,517

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
Invesco Balanced-Risk Commodity Strategy Fund (Division 102)	2020	0.605	0.647	209,477,050
	2019	0.585	0.605	196,519,064
	2018	0.671	0.585	198,773,656
	2017	0.646	0.671	255,281,855
	2016	0.583	0.646	256,654,785
	2015	0.705	0.583	358,669,447
	2014	0.846	0.705	302,624,993
	2013	0.992	0.846	241,375,267
	2012	0.967	0.992	180,710,150
	2011	—	0.967	4,758,993
T Rowe Price Retirement 2015 Fund (Division 104)	2020	1.273	1.416	10,262,214
	2019	1.099	1.273	9,523,969
	2018	1.161	1.099	8,226,196
	2017	1.037	1.161	6,467,254
	2016	0.978	1.037	5,134,987
	2015	—	0.978	1,948,218
T Rowe Price Retirement 2020 Fund (Division 105)	2020	1.314	1.470	25,217,487
	2019	1.115	1.314	26,054,045
	2018	1.188	1.115	23,021,588
	2017	1.039	1.188	16,588,395
	2016	0.979	1.039	12,105,984
	2015	—	0.979	6,548,107
T Rowe Price Retirement 2025 Fund (Division 106)	2020	1.349	1.527	32,909,758
	2019	1.129	1.349	29,785,911
	2018	1.211	1.129	23,050,918
	2017	1.042	1.211	13,933,713
	2016	0.981	1.042	8,873,080
	2015	—	0.981	4,650,550
T Rowe Price Retirement 2030 Fund (Division 107)	2020	1.380	1.579	32,484,555
	2019	1.140	1.380	28,805,212
	2018	1.232	1.140	22,327,474
	2017	1.044	1.232	15,025,342
	2016	0.982	1.044	8,070,123
	2015	—	0.982	4,634,341
T Rowe Price Retirement 2035 Fund (Division 108)	2020	1.402	1.621	24,542,770
	2019	1.147	1.402	21,176,244
	2018	1.248	1.147	17,478,697
	2017	1.045	1.248	12,286,454
	2016	0.984	1.045	6,675,379
	2015	—	0.984	3,044,249
T Rowe Price Retirement 2040 Fund (Division 109)	2020	1.420	1.656	24,122,584
	2019	1.153	1.420	21,226,929
	2018	1.260	1.153	17,359,555
	2017	1.046	1.260	11,846,657
	2016	0.984	1.046	6,271,455
	2015	—	0.984	3,417,161
T Rowe Price Retirement 2045 Fund (Division 110)	2020	1.430	1.675	17,350,449
	2019	1.155	1.430	14,579,120
	2018	1.265	1.155	10,742,857
	2017	1.047	1.265	7,025,498
	2016	0.984	1.047	3,680,281
	2015	—	0.984	1,800,992
T Rowe Price Retirement 2050 Fund (Division 111)	2020	1.430	1.675	15,012,339
	2019	1.154	1.430	12,750,584
	2018	1.265	1.154	9,829,448
	2017	1.047	1.265	5,546,776
	2016	0.984	1.047	2,355,047
	2015	—	0.984	973,495

*	This Variable Account Option no longer invests in the applicable Fund as of May 24, 2021, as a result of a reorganization of certain VALIC Company I and VALIC Company II Funds into certain VALIC Company I Funds.

A-5

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
T Rowe Price Retirement 2055 Fund (Division 112)	2020	1.429	1.672	7,363,812
	2019	1.154	1.429	5,970,212
	2018	1.265	1.154	4,188,493
	2017	1.046	1.265	2,737,598
	2016	0.984	1.046	961,694
	2015	—	0.984	463,103
T Rowe Price Retirement 2060 Fund (Division 113)	2020	1.429	1.673	5,335,508
	2019	1.154	1.429	3,645,041
	2018	1.265	1.154	2,417,624
	2017	1.047	1.265	1,387,567
	2016	0.984	1.047	581,629
	2015	—	0.984	406,231
Vanguard LifeStrategy Conservative Growth Fund (Division 54)	2020	2.438	2.685	37,842,220
	2019	2.134	2.438	36,533,437
	2018	2.227	2.134	34,579,634
	2017	2.032	2.227	34,398,758
	2016	1.942	2.032	35,607,152
	2015	1.970	1.942	35,482,977
	2014	1.865	1.970	35,502,846
	2013	1.732	1.865	35,547,311
	2012	1.606	1.732	35,294,428
	2011	1.598	1.606	32,831,197
Vanguard LifeStrategy Growth Fund (Division 52)	2020	2.956	3.370	78,992,285
	2019	2.431	2.956	79,814,323
	2018	2.644	2.431	80,164,475
	2017	2.246	2.644	80,715,272
	2016	2.099	2.246	83,255,640
	2015	2.151	2.099	84,155,907
	2014	2.032	2.151	85,659,260
	2013	1.698	2.032	85,731,178
	2012	1.503	1.698	83,681,008
	2011	1.558	1.503	82,684,661
Vanguard LifeStrategy Moderate Growth Fund (Division 53)	2020	2.756	3.092	85,342,431
	2019	2.338	2.756	85,676,907
	2018	2.490	2.338	85,404,663
	2017	2.191	2.490	86,700,864
	2016	2.071	2.191	87,472,057
	2015	2.109	2.071	91,429,302
	2014	1.995	2.109	90,369,353
	2013	1.756	1.995	90,571,117
	2012	1.591	1.756	89,444,247
	2011	1.606	1.591	86,842,878

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
Vanguard Long-Term Investment-Grade Fund (Division 22)	2020	4.166	4.757	47,104,512
	2019	3.495	4.166	69,526,766
	2018	3.753	3.495	46,746,815
	2017	3.387	3.753	62,916,293
	2016	3.173	3.387	71,034,505
	2015	3.277	3.173	60,679,559
	2014	2.801	3.277	86,059,868
	2013	3.006	2.801	65,853,008
	2012	2.719	3.006	89,418,315
	2011	2.344	2.719	73,731,572
Vanguard Long-Term Treasury Fund (Division 23)	2020	3.836	4.489	44,139,609
	2019	3.395	3.836	42,237,180
	2018	3.496	3.395	43,926,047
	2017	3.252	3.496	49,087,553
	2016	3.246	3.252	58,381,499
	2015	3.330	3.246	56,135,735
	2014	2.685	3.330	60,671,299
	2013	3.118	2.685	66,236,397
	2012	3.044	3.118	81,235,366
	2011	2.378	3.044	85,528,223
Vanguard Wellington Fund (Division 25)	2020	5.557	6.070	265,893,543
	2019	4.593	5.557	284,088,390
	2018	4.816	4.593	299,637,521
	2017	4.251	4.816	320,542,237
	2016	3.877	4.251	333,558,273
	2015	3.924	3.877	349,226,508
	2014	3.618	3.924	363,005,183
	2013	3.061	3.618	375,667,377
	2012	2.754	3.061	385,144,392
	2011	2.685	2.754	405,547,723
Vanguard Windsor II Fund (Division 24)	2020	5.337	6.032	223,456,252
	2019	4.188	5.337	245,796,210
	2018	4.640	4.188	267,285,407.50
	2017	4.023	4.640	296,200,573
	2016	3.591	4.023	321,567,382
	2015	3.757	3.591	350,718,647
	2014	3.423	3.757	374,431,862
	2013	2.652	3.423	387,835,473
	2012	2.301	2.652	412,181,555
	2011	2.268	2.301	455,670,339

A-6

Appendix B — Living Benefits

This Appendix provides information on IncomeLOCK +6, IncomeLOCK +8 (together, “IncomeLOCK Plus”) and IncomeLOCK all of which are no longer available for purchase. Effective January 1, 2017, IncomeLOCK +6 is no longer available for purchase. Effective February 25, 2013, IncomeLOCK +8 was no longer available for purchase. If you elected IncomeLOCK +8 or if you elected IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

An optional Living Benefit is designed to help you create a guaranteed income stream for as long as you live, or as long as you and your spouse live, even if the entire Account Value has been reduced to zero, provided withdrawals taken are within the parameters of the applicable feature. A Living Benefit may offer protection in the event your Account Value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. If you decide not to take withdrawals under these features, or you surrender your Contract, you will not receive the guarantees of the Living Benefit. You could pay for this feature and not need to use it. Likewise, depending on your Contract’s market performance, you may never need to rely on the protections provided by a Living Benefit. If you elected IncomeLOCK Plus, you will not be able to take a loan while this Living Benefit is in effect.

Living Benefit Defined Terms

Anniversary Value — The Account Value minus any Ineligible Purchase Payments as measured on each Benefit Anniversary.

Benefit Anniversary — the first day of each Benefit Year.

Benefit Base — a component of the calculation of the Living Benefit, which is used to determine the Living Benefit fee, the MAWA and the Protected Income Payment.

Benefit Quarter Anniversary — is the first Business Day following each consecutive three month period starting on the Endorsement Date.

Benefit Year — each consecutive one year period starting on the Endorsement Date and each Benefit Anniversary, and ending on the day before the next Benefit Anniversary.

Covered Person(s) — the person or persons whose life or lives are used to determine the amount and duration of withdrawals under IncomeLOCK Plus. The Covered Persons are selected at the time IncomeLOCK Plus is elected and cannot be changed after the Endorsement Date.

Eligible Purchase Payments — are Purchase Payments or portions thereof made on or after the Endorsement Date that are included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable, for IncomeLOCK Plus). Note that all Purchase Payments are not Eligible Purchase Payments for purposes of calculating the Benefit Base.

Endorsement Date — the date we issued the Living Benefit endorsement to your Contract.

Excess Withdrawal — any withdrawal or portion thereof that causes the total of all withdrawals for that Benefit Year to exceed the Maximum Annual Withdrawal Amount, except if taken to meet a required minimum distribution associated with the Contract to which a Living Benefit endorsement is attached.

Income Credit — is an amount that may be added to the Benefit Base during the Income Credit Period.

Income Credit Base — is a component of the calculation of IncomeLOCK Plus, which is used to determine the dollar amount of any Income Credit during the Income Credit Period.

Income Credit Percentage — a percentage used to calculate any available Income Credit for IncomeLOCK Plus on each Benefit Anniversary during the Income Credit Period.

Income Credit Period — is the first twelve Benefit Years during which we calculate an Income Credit that may be added to the Benefit Base for IncomeLOCK Plus.

B-1

Ineligible Purchase Payments — are Purchase Payments or portions thereof that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable, for IncomeLOCK Plus).

Maximum Annual Withdrawal Amount — the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the Benefit Base.

Minimum Benefit Base — is the guaranteed minimum amount to which the Benefit Base could be increased on the 12th Benefit Anniversary for IncomeLOCK Plus, provided no withdrawals are taken prior to that anniversary while the Living Benefit endorsement is in effect.

Protected Income Payment — the amount to be paid each year over the remaining lifetime of the Covered Person(s) under IncomeLOCK Plus, after the Account Value is reduced to zero but the Benefit Base is still greater than zero.

IncomeLOCK Plus

The IncomeLOCK Plus Living Benefit is a guaranteed minimum withdrawal benefit. You may elect IncomeLOCK Plus only on your original Contract issue date, subject to certain age requirements. You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse. If you elected IncomeLOCK +8 or if you elected IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

Fee Table

The fees applicable to this Living Benefit are described below. You should keep in mind that an increase in the Benefit Base due to an adjustment to a higher Anniversary Value, an Income Credit, if applicable, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Similarly, a decrease in the Benefit Base due to withdrawals will decrease the dollar amount of the fee.

The IncomeLOCK Plus fees are assessed as a percentage of the Benefit Base for all years in which the IncomeLOCK Plus benefit is in effect. The fee will be calculated and deducted on a proportional basis from your Account Value at the end of the first quarter following election and quarterly thereafter. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	1.10%	2.20%	0.60%	+/-0.25%
Two Covered Persons	1.35%	2.70%	0.60%	+/-0.25%

*	The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each “Benefit Quarter Anniversary” (every consecutive three months starting on the Endorsement Date), we will deduct the fee in effect for the previous benefit quarter and determine the fee rate applicable to the next benefit quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your Fee Rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the average value of the VIX from one Benefit Quarter to the next Benefit Quarter. See “Fee Tables” in this prospectus. For the formula of how the fee is calculated, see “IncomeLock Plus Fee Formula” below.

We will not assess a quarterly fee if you annuitize your Contract or if a death benefit is paid before the end of the benefit quarter. If IncomeLOCK Plus is still in effect while your Account Value is greater than zero, and you surrender your Contract, we will assess a pro-rata charge for the fee applicable to the benefit quarter in which the surrender occurs if you surrender your Contract before the end of a benefit quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next benefit quarter anniversary. If your Account Value is reduced to zero before IncomeLOCK Plus has been cancelled, the fee will no longer be assessed.

IncomeLOCK Plus Fee Formula

The fee for IncomeLOCK Plus is assessed against the Benefit Base and deducted from the Account Value at the end of each Benefit Quarter.

If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the Volatility Index (“VIX”), an index of market volatility reported by the Chicago Board Options Exchange, used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. The formula is the same, and the only difference is the value of the VIX that is used.

B-2

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

Initial Annual Fee Rate + [0.05% x (Value of the VIX as of Market Close on each day the fee is calculated – 20)]

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on the non-discretionary formula stated above which is tied to the change in the VIX. If the value of the VIX increases or decreases on a Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly.

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

IncomeLOCK Plus Features

IncomeLOCK Plus offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the Contract’s highest Anniversary Value or an annual Income Credit. IncomeLOCK +6 with a 6% Income Credit may be elected at the date of Contract issue. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

Income Credit Options

The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years. The Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Benefit Base, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. If you take withdrawals in any Benefit Year in excess of 6%, you will not receive any portion of the 6% Income Credit for that Benefit Year.

After the expiration of the Income Credit Period your Benefit Base may continue to be increased to lock in a higher Anniversary Value. In addition, if no withdrawals are taken during the first 12 years, on the 12th Benefit Anniversary, your Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base is less than this Minimum Benefit Base. The Minimum Benefit Base is equal to 200% of the first Benefit Year’s Eligible Purchase Payments.

Amounts Received Under IncomeLOCK Plus — Summary

If you elect IncomeLOCK+6, you may choose from Income Option 1, 2 or 3 or the Income Option with a Custom Allocation, which determines the withdrawal percentages you will receive while the Living Benefit is in effect.

You may begin taking withdrawals as early as age 45. The amounts you receive will vary based on (1) the income option you selected, (2) whether there are one or two Covered Persons, and (3) the age of the Covered Person(s) at the time of the first withdrawal. The percentage of the Benefit Base that is guaranteed by the Living Benefits: (1) while the Account Value is greater than zero ranges from 3.25% to 6.5%, and (2) once the Account Value has been reduced to zero ranges from 3% to 5%. See the “IncomeLOCK Plus Options — Amounts Received Under the Benefit” in this Appendix for more detailed information. Note, however, that taxable distributions received before you attain age 59½ are subject to a 10% penalty tax in addition to regular income tax unless an exception applies (both the penalty tax and the exceptions are discussed in the “Federal Tax Matters” section in this prospectus).

Investment Restrictions

As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected. All IncomeLOCK Plus endorsements require that 20% of your Purchase Payments (including Ineligible Purchase Payments) be allocated to Fixed Account Plus. All amounts not allocated to Fixed Account Plus, will be rebalanced on a quarterly basis through an automatic rebalancing program as discussed in more detail below.

The IncomeLOCK +6 (Options 1, 2 and 3) endorsement requires that the remaining 80% of Purchase Payments be allocated among the Dynamic Allocation Fund and the Group A Variable Account Options referenced below (excluding Fixed Account Plus and Short-Term Fixed Account). IncomeLOCK +6 (Custom Allocation) allows you to allocate Purchase Payments among the Variable Account Options from Groups A, B and C to create your personal investment portfolio, subject to the limitations provided in the table below, including that no more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.

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If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for more information regarding your investment restrictions.

Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30%-Minimum 100%-Maximum	0%-Minimum 70%-Maximum	0%-Minimum 10%-Maximum
Variable Account Options and/or Fixed Accounts

Fixed Account Plus

Short-Term Fixed Account

Core Bond Fund

Government Money Market I Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Dividend Value Fund

Dynamic Allocation Fund

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund

Global Real Estate Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

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Investments are not permitted in the following:

Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years

Automatic Allocation to Fixed Account Plus

The 20% automatic allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A (IncomeLOCK +6 endorsements with Custom Allocation only). The automatic allocation applies to all Purchase Payments, including Ineligible Purchase Payments that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable). The automatic allocation must remain invested in Fixed Account Plus for as long as the IncomeLOCK Plus benefit remains in effect. You may not transfer any portion of the automatic allocation to Fixed Account Plus to other investment options under the Contract. You may not request a specific percentage of any withdrawal be deducted solely from the automatic allocation to Fixed Account Plus. Rather, any withdrawal reduces the automatic allocation to Fixed Account Plus in the same proportion that the withdrawal reduces your Account Value.

Asset Rebalancing Program

We will automatically enroll you in an automatic asset rebalancing program, with quarterly rebalancing, because market performance and withdrawal activity may result in allocations inconsistent with the restrictions. We will also initiate immediate rebalancing in accordance with your automatic asset rebalancing instructions, after any of the following transactions:

•	Any transfer or reallocation you initiate; or

•	Any withdrawal you initiate.

If you initiate any transfer or reallocation, you must also at that time modify the automatic asset rebalancing instructions. Automatic transfers or Systematic Withdrawals will not result in immediate rebalancing but will wait until the next scheduled quarterly rebalancing.

Each Benefit Quarter, we will rebalance the Contract in accordance with the most current automatic asset rebalancing instructions on file. We will not rebalance your investment in Fixed Account Plus if it would result in the balance in Fixed Account Plus decreasing below the automatic allocation. If at any point for any reason, the automatic asset rebalancing instructions would result in allocations inconsistent with the restrictions, we will revert to your last instructions on file that are consistent with the restrictions whether for rebalancing or for allocation of a Purchase Payment and implement those at the next balancing.

You may modify the automatic asset rebalancing instructions at any time as long as they are consistent with the restrictions. If the Living Benefit is cancelled or terminated and the Contract remains in-force, investment restrictions will no longer apply.

We reserve the right to change the investment requirements at any time for prospectively issued Contracts. We may also revise the investment requirements for any existing Contract to the extent variable or fixed investment options are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements.

Additional Important Information Applicable to IncomeLOCK Plus

If you elect IncomeLOCK Plus, you will not be able to take a loan while this Living Benefit is in effect. You will need to wait until after the 5th Benefit Year anniversary (the earliest IncomeLOCK Plus termination date), terminate IncomeLOCK Plus and then take a loan. When you terminate IncomeLOCK Plus, you will lose any benefits that you may have had with this feature.

Withdrawals under these features are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may withdraw each Contract year without a surrender charge. See the “Fees and Charges” section of this prospectus.

Any withdrawals taken may be subject to a 10% tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how these features are treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions (“RMD”) and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. Withdrawals greater than the RMD determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of these features. In addition, if you have a qualified Contract, tax law and the terms of the plan may restrict withdrawal amounts. See the “Surrender of Account Value” and “Federal Tax Matters” sections of this prospectus.

IncomeLOCK Plus may only be elected on your original Contract issue date, provided you meet the applicable issue age requirements. Note that these features and/or their components may not be available in your state. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products. In addition, effective December 26, 2012, IncomeLOCK Plus is no longer available for new enrollments under plans which are subject to the

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requirements of Title I of ERISA. This discontinuance will not affect participants who have already elected IncomeLOCK or IncomeLOCK Plus under such plans. Check with your financial professional for availability and any additional restrictions.

Any amounts that we may pay under a Living Benefit in excess of your Account Value are subject to the Company’s financial strength and claims-paying ability. Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit.

IncomeLOCK Plus Options

You may elect IncomeLOCK Plus only on your Contract issue date to cover either your life only or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under IncomeLOCK Plus as the “Covered Person(s).” If your Contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

IncomeLOCK +6 locks in the greater of two values in determining the Benefit Base. The Benefit Base determines the basis of the Covered Person(s)’ guaranteed lifetime benefit which must be taken in a series of withdrawals. Each consecutive one-year period starting from the Endorsement Date is considered a Benefit Year. While the Benefit Base is greater than zero, the Benefit Base is automatically locked in on each Benefit Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the Benefit Base increased by any available Income Credit. The Income Credit is reduced but not eliminated in any Benefit Year in which withdrawals are less than 6% of the Benefit Base, thereby providing a guarantee that income can increase during the first 12 years, even after starting withdrawals. There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Anniversary (the “Minimum Benefit Base”). In that situation, the Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base on the 12th Benefit Anniversary is less than the Minimum Benefit Base, which is equal to 200% of the first Benefit Year’s Eligible Purchase Payments.

Age Requirements and Covered Persons

To elect IncomeLOCK Plus, Covered Persons must meet the age requirements set forth below. The age requirement varies depending on the number of Covered Persons. The age requirements for other optional benefits and features under your Contract may be different than those listed here. You must meet the age requirement for those features in order to elect them.

If you elect one Covered Person:

	Covered Person
	Minimum Age	Maximum Age
One Covered Person	45	80

If you elect two Covered Persons:

	Covered Person #1		Covered Person #2
	Minimum Age	Maximum Age	Minimum Age	Maximum Age
Nonqualified: One Owner with Spousal Beneficiary	45	80	45	N/A(1)
Qualified: One Owner with Spousal Beneficiary	45	80	45	N/A(1)

(1)	The age requirement is based solely on the single owner for purposes of issuing the Contract with the Living Benefit. The spousal beneficiary’s age is not considered in determining the maximum issue age of the second Covered Person.

Covered Persons can be any of the following:

If you elect one Covered Person:

•	The Contract Owner

•	The annuitant (for Contracts not naturally-owned)

If you elect two Covered Persons:

•	The Contract Owner and the 100% spousal primary beneficiary

•	The annuitant and the 100% spousal primary beneficiary (for Contracts not naturally-owned)

•	Spousal joint annuitants (for Contracts not naturally-owned)

Ownership changes can affect IncomeLOCK Plus as follows:

If you elect one Covered Person:

An ownership change that removes the Covered Person cancels the feature. Ownership changes that do not cancel the feature:

1.	Change from a natural to a non-natural Contract Owner: the natural Contract Owner and the annuitant must be the same person; and

2.	Change from a non-natural Contract Owner to a natural Contract Owner: the new natural Contract Owner and the annuitant must be the same person.

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If you elect two Covered Persons:

Ownership changes that do not eliminate the second Covered Person’s guarantee include:

1.	Change from a natural to a non-natural Contract Owner (the natural Contract Owner and the annuitant must be the same person); and

2.	Change from a non-natural Contract Owner to a natural Contract Owner (the new natural Contract Owner and the annuitant must be the same person).

Ownership changes that eliminate the second Covered Person’s guarantee, but still provide the life guarantee for the first Covered Person include:

1.	Removal or replacement of the original spousal beneficiary; and

2.	Removal of second Covered Person as Contract Owner or spousal beneficiary as a result of a divorce settlement.

Note also that if a Contract is non-naturally owned, a change of annuitant is not permitted.

Amounts Received under the Benefit

The amount you can receive differs depending on the Income Credit option you have elected and whether the Account Value is greater than or equal to zero. While the Account Value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of the Benefit Base used to calculate the Maximum Annual Withdrawal Amount that may be withdrawn each Benefit Year without decreasing the Benefit Base or Income Credit Base. If the Account Value has been reduced to zero, the Protected Income Payment Percentage represents the percentage of the Benefit Base used to calculate the Protected Income Payment that the client will receive each year over the remaining lifetime of the Covered Person(s). See “If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” below.

The applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage depend on the attained age of the Covered Person(s) at the time of the first withdrawal under the benefit, as set forth below. The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.

IncomeLOCK +6

Number of Covered Persons and Age of Covered Person at First Withdrawal	Income Option 1	Income Option 2	Income Option 3	Custom Allocation
One Covered Person (Age 64 and Younger)	5.0% / 3.0%*	5.0% / 3.0%*	3.75% for Life	4.5% / 3.0%*
One Covered Person (Age 65 and Older)	5.5% / 4.0%	6.5% / 3.0%	5.0% for Life	4.5% / 4.0%
Two Covered Persons (Age 64 and Younger)	4.5% / 3.0%*	4.5% / 3.0%*	3.25% for Life	4.0% /3.0%*
Two Covered Persons (Age 65 and Older)	5.0% / 4.0%	6.0% / 3.0%	4.50% for Life	4.0% / 4.0%

* The Protected Income Payment Percentage is 4% if the Benefit Base is increased to a new highest Anniversary Value on or after the Covered Person’s 65th birthday or, if two Covered Persons are elected, on or after the younger Covered Person’s 65th birthday.

Calculation of the Value of each Component of the Benefit

The benefit offered by IncomeLOCK Plus is calculated by considering the factors described below. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

First, we determine the initial Benefit Base. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1.5 million (annual cap amount) without our prior approval. The initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000. In addition, certain Purchase Payments received during the first year after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base.

Any Purchase Payments made in contract year 1 in excess of the annual cap amount as well as all Purchase Payments received after the first contract year are considered Ineligible Purchase Payments, and are not included in the Benefit Base. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value. Total Eligible Purchase Payments are limited to $1,500,000 (annual cap amount) without prior Company approval.

The Benefit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals, as defined below.

Second, we consider the Income Credit Period. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Endorsement Date and ends 12 years thereafter. The Income Credit Period may not be extended.

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Third, we determine the Anniversary Value which equals your Account Value on any Benefit Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; or (2) Eligible Purchase Payments.

Fourth, we determine the Income Credit Base which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the initial Benefit Base. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals, as defined below.

Fifth, we determine the Income Credit.

The Income Credit is equal to 6% (“Income Credit Percentage”) of the Income Credit Base, on each Benefit Anniversary during the Income Credit Period. If you take withdrawals in a Benefit Year that are in total less than 6% of the Benefit Base (and therefore, less than your Maximum Annual Withdrawal Amount), the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Benefit Base. For example, if you take a withdrawal that is equal to 4% of the Benefit Base, the Income Credit Percentage for that Benefit Year is reduced from 6% to 2%. However, if you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit for that Benefit Year is equal to zero.

Sixth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year while the Account Value is greater than zero, without reducing the Benefit Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If your Account Value is reduced to zero but your Benefit Base is greater than zero, the Protected Income Payment is determined by multiplying the Benefit Base by the applicable Protected Income Payment Percentage.

Finally, we consider any Excess Withdrawals. We define Excess Withdrawals as any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn, or any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount.

Increase of the Benefit Base and Income Credit Base

On each Benefit Anniversary, the Benefit Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Benefit Base plus the Income Credit, if any. In addition, the Benefit Base can also be increased to at least the Minimum Benefit Base on the 12th Benefit Year anniversary, provided no withdrawals are taken prior to that anniversary.

On each Benefit Anniversary during the Income Credit Period (first 12 Benefit Years following the Endorsement Date), the Income Credit Base is automatically increased to the highest Anniversary Value, if the Benefit Base is also increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Benefit Base.

Increases to your Benefit Base and Income Credit Base occur on Benefit Anniversaries while the Account Value is greater than zero. However, Eligible Purchase Payments can increase your Benefit Base and Income Credit Base at the time they are received. Your Benefit Base and Income Credit Base will not increase if your Account Value was higher on days other than the Benefit Anniversary.

In any Benefit Year during which subsequent Eligible Purchase Payments are allocated to your Contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Benefit Base is increased on a Benefit Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Anniversary, applicable to the coming Benefit Year, by multiplying the increased Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

If the Account Value has been reduced to zero, the Benefit Base will no longer be recalculated on each Benefit Anniversary. See “If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” below.

Cancellation of IncomeLOCK Plus

IncomeLOCK Plus may be cancelled by the Contract Owner on any Benefit Quarter Anniversary after the end of the 5th Benefit Year. Cancellation will be effective on the Benefit Quarter Anniversary following receipt of a cancellation request and the fee will continue to be deducted up to and including the cancellation effective date. Prior fees taken are not returned upon cancellation. Once IncomeLOCK Plus is cancelled, the guarantees under the benefit are terminated, investment limitations no longer apply to the Contract and you may not re-elect IncomeLOCK Plus.

Automatic Termination of IncomeLOCK Plus

The feature and its corresponding fees will automatically and immediately terminate upon the occurrence of one of the following:

1.	Any Excess Withdrawal that reduces the Account Value and Benefit Base to zero.

2.	A death benefit is paid, and the Contract is terminated.

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3.	Full surrender or termination of the Contract.

4.	Full or partial annuitization of the Contract.

5.	Upon the death of the single Covered Person (for single life benefit).

6.	Upon the death of the second (surviving) Covered Person (for joint lives benefit).

7.	Any change of ownership except as noted above.

Withdrawals under the Living Benefits

The timing and amount of withdrawals will affect the amounts received under the Living Benefits, as set forth below in greater detail.

The amount of any withdrawal for any Living Benefit which exceeds the Maximum Annual Withdrawal Amount because of RMDs required to comply with the minimum distribution requirements of the Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an Excess Withdrawal providing that all of the following conditions are met:

(1)	No withdrawals in addition to the RMD are taken in that same year;

(2)	Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;

(3)

If the Endorsement Date is on or before the Required Beginning Date (RBD) of the RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 1/2 (or age 72, if applicable), or retire, if applicable; and

(4)	You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year’s RMD amount.

Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an Excess Withdrawal.

If you have elected IncomeLOCK +6 and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Benefit Base, an Income Credit will be included in determining any Benefit Base increase in that Benefit Year.

Withdrawals made under these Living Benefits are treated like any other withdrawals under the Contract for purposes of calculating taxable income, reducing the Account Value, deducting applicable surrender charges or market value adjustments, applying fixed account withdrawal restrictions or free withdrawal amounts and any other features, benefits and conditions of the Contract. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a surrender charge.

You should not elect a Living Benefit if you plan to take Excess Withdrawals since those withdrawals may significantly reduce the value of or terminate the Living Benefit.

Withdrawal under IncomeLOCK Plus

The Maximum Annual Withdrawal Amount, the Benefit Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year anniversary, your Benefit Base is not eligible to be increased to the Minimum Benefit Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Benefit Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years.

Excess Withdrawals reduce your Benefit Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Benefit Base in the same proportion by which the Account Value is reduced by the Excess Withdrawal. As a result of a reduction of the Benefit Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Benefit Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year’s Maximum Annual Withdrawal Amount. When the Account Value is less than the Benefit Base, Excess Withdrawals will reduce the Benefit Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Benefit Base in that Benefit Year.

The impact of withdrawals on specific factors is further explained below:

Benefit Base and Income Credit Base:    If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Benefit Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Benefit Base and Income Credit Base are reduced in the same proportion by which the Account Value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount.

Maximum Annual Withdrawal Amount:    The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Benefit Base. Accordingly, if the sum of withdrawals in any

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Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Benefit Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Benefit Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Protected Income Payment:    If the Benefit Base is greater than zero, but the Account Value has been reduced to zero, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Benefit Base by the applicable Protected Income Payment Percentage. The Benefit Base is no longer increased on Benefit Anniversaries after the Account Value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. See “If your Account Value is Reduced to Zero” below.

If your Account Value is Reduced to Zero

All withdrawals from the Contract, including withdrawals under IncomeLOCK Plus, will reduce your Account Value. Unfavorable investment experience and/or fees may also reduce your Account Value. If the Account Value is reduced to zero but the Benefit Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

If an Excess Withdrawal reduces your Account Value to zero, no further benefits are payable under the Contract and your Contract along with IncomeLOCK Plus will terminate.

If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under IncomeLOCK Plus may reduce the Account Value to zero, thereby terminating any other benefits of the Contract. In addition, an Income Credit is not available if the Account Value is reduced to zero, even if a benefit remains payable.

When the Account Value equals zero but the Benefit Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following options for payment:

1.	The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

2.	Any payment option mutually agreeable between you and us.

Once you elect a payment option, it cannot be changed. If you do not select a payment option above, the remaining benefit will be paid as an amount based on the Protected Income Payment Percentage. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Latest Annuity Date

If the Account Value is greater than zero and you have reached the latest Annuity Date, if applicable, the Maximum Annual Withdrawal Amount is no longer available for withdrawal under IncomeLOCK Plus. Rather, the Protected Income Payment will be calculated by multiplying the Benefit Base by the Protected Income Payment Percentage and paid until the death(s) of the Covered Person(s), as discussed under “If your Account Value is Reduced to Zero” above.

If the Account Value and the Benefit Base are greater than zero on the latest Annuity Date, you must select one of the following options:

1.	Annuitize the Account Value under the Contract’s annuity provisions; or

2.	Elect to receive the Protected Income Payment on the latest Annuity Date, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

3.	Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the latest Annuity Date, we may annuitize the Account Value in accordance with one of the single or joint life and period certain options under the Annuity Provisions of the Contract or payments that do not exceed your life expectancy as required by the Internal Revenue Service (“IRS”).

Death Benefits under IncomeLOCK Plus

If there is one Covered Person and that person dies, the surviving spousal Beneficiary may elect to:

1.	Make a death claim if the Account Value is greater than zero, which terminates IncomeLOCK Plus and the Contract; or

2.	Continue the Contract if the Account Value is greater than zero, without IncomeLOCK Plus and its corresponding fee.

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If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

1.	Make a death claim if the Account Value is greater than zero, which terminates IncomeLOCK Plus and the Contract; or

2.	Continue the Contract with IncomeLOCK Plus and its corresponding fee.

The components of IncomeLOCK Plus in effect at the time of such continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of IncomeLOCK Plus elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. If the continuation occurs during the Income Credit Period, the surviving Covered Person will continue to receive any increases to the Benefit Base for highest Anniversary Values or if applicable, any Income Credit while the Account Value is greater than zero. The surviving Covered Person is also eligible to receive the Minimum Benefit Base on the 12th Benefit Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Endorsement Date.

Upon the death of the Covered Person(s), if the Account Value is greater than zero, a Beneficiary who is not a Covered Person must make an election under the death benefit provisions of the Contract, which terminates IncomeLOCK Plus.

For more information on death benefits, see “Death Benefits” in the prospectus.

IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013

Effective February 25, 2013, the IncomeLOCK +8 living benefit is no longer available for purchase. If you elected IncomeLOCK +6 or IncomeLOCK +8 prior to February 25, 2013, the following provisions are applicable to this feature. All other IncomeLOCK Plus information provided in this Appendix under the heading “IncomeLOCK Plus” above applies to your Living Benefit except the following:

Fee Tables

The IncomeLOCK Plus fee is calculated as a percentage of the Benefit Base.1

For Endorsement Dates of December 26, 2012 through February 24, 2013:

Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase[3]
One Covered Person	1.10%	2.20%	+/-0.25%
Two Covered Persons	1.35%	2.70%	+/-0.25%

For Endorsement Dates of May 1, 2012 through December 25, 2012:

Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase[3]
One Covered Person	1.30%	2.60%	+/-0.25%
Two Covered Persons	1.55%	3.10%	+/-0.25%

For Endorsement Dates prior to May 1, 2012:

Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase
One Covered Person	1.10%	2.20%	+/-0.25%
Two Covered Persons	1.35%	2.70%	+/-0.25%

The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).

IncomeLOCK Plus Features

IncomeLOCK Plus offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the Contract’s highest Anniversary Value or an annual Income Credit. IncomeLOCK Plus was available with two separate Income Credit options: IncomeLOCK +6, with a 6% Income Credit, and IncomeLOCK +8, with an 8% Income Credit. The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years.

[1]

The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated for IncomeLOCK Plus, see “IncomeLOCK Plus — IncomeLOCK Plus Options” in this Appendix.

[2]

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. If the VIX increases or decreases on a Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly. See “IncomeLOCK Plus — IncomeLOCK Plus Fee Formula” in this Appendix.

[3]	The Minimum Annual Fee Rate for IncomeLOCK Plus is 0.60%.

B-11

Income Credit Options

The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years.

For IncomeLOCK +6, the Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Benefit Base, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals.

For IncomeLOCK +8, the Income Credit is only available in years when no withdrawals are taken.

After the expiration of the Income Credit Period your Benefit Base may continue to be increased to lock in a higher Anniversary Value. In addition, if no withdrawals are taken during the first 12 years, on the 12th Benefit Anniversary, your Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base is less than this Minimum Benefit Base. The Minimum Benefit Base is equal to 200% of the first Benefit Year’s Eligible Purchase Payments if the feature is added on the original Contract issue date or 200% of your Account Value on the Endorsement Date if the feature was added after your original Contract issue date and prior to May 1, 2012.

Amounts Received Under IncomeLOCK Plus

You may begin taking withdrawals as early as age 45. If you elected IncomeLOCK+6 on December 26, 2012 through February 24, 2013, the withdrawal percentage you receive while the Living Benefit is in effect varies according to the Income Credit Option you elected (Option 1, 2, 3 or Custom Allocation).

In addition, if you elected IncomeLOCK +6 or IncomeLOCK +8, your withdrawal percentage will vary primarily depending on (1) whether you elected one or two Covered Persons, (2) the age of the Covered Person(s) at the time of the first withdrawal and (3) whether the Account Value is greater than or equal to zero.

While the Account Value is greater than zero, the MAWP represents the percentage of the Benefit Base used to calculate the MAWA that may be withdrawn each Benefit Year without decreasing the Benefit Base or Income Credit Base. If the Account Value has been reduced to zero, the PIPP represents the percentage of the Benefit Base used to calculate the Protected Income Payment that the client will receive each year over the remaining lifetime of the Covered Person(s). See “IncomeLOCK Plus — If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” in the prospectus.

The percentage of the Benefit Base that is guaranteed by the Living Benefits while the Account Value is greater than zero, or the MAWP, ranges from 5% to 6% for IncomeLOCK Plus with an Endorsement Date prior to May 1, 2012 and ranges from 4.5% to 5.5% for IncomeLOCK Plus with an Endorsement Date of May 1, 2012 through December 25, 2012. The percentage of the Benefit Base that is guaranteed by the Living Benefits while the Account Value has been reduced to zero, or the PIPP, ranges from 3% to 4%. The MAWP and PIPP will vary based on (1) the Living Benefit selected (IncomeLOCK +6 or IncomeLOCK +8), (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal, and (4) the Endorsement Date of the Living Benefit.

Note, however, that taxable distributions received before you attain age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax unless an exception applies (both the penalty tax and the exceptions are discussed in the “Federal Tax Matters” section in the prospectus).

The applicable MAWP and PIPP depend on the attained age of the Covered Person(s) at the time of the first withdrawal under the benefit, as set forth below. The first percentage represents the MAWP and the second percentage represents the PIPP for each of the options shown.

B-12

For IncomeLOCK Plus with an Endorsement Date on December 26, 2012 through February 24, 2013:

IncomeLOCK +6

Number of Covered Persons and Age of Covered Person at First Withdrawal	Income Option 1	Income Option 2	Income Option 3	Custom Allocation
One Covered Person (Age 64 and Younger)	5.5% / 3%*	5.5% / 3%	3.75% for Life	4.5% / 3%*
One Covered Person (Age 65 and Older)	5.5% / 4%	6.5% / 3%	5% for Life	4.5% / 4%
Two Covered Persons (Age 64 and Younger	5% / 3%*	5% / 3%	3.25% for Life	4% / 3%*
Two Covered Persons (Age 65 and Older)	5% / 4%	6% / 3%	4.50% for Life	4% / 4%

* The PIPP is 4% if the Benefit Base is increased to a new Highest Anniversary Value on or after the Covered Person’s 65th birthday or, if two Covered Persons are elected, on or after the younger Covered Person’s 65th birthday.

IncomeLOCK +8

Number of Covered Persons and Age of Covered Person at First Withdrawal	MAWP and PIPP
One Covered Person (Age 64 and Younger)	3.75% for Life
One Covered Person (Age 65 and Older)	4.75% for Life
Two Covered Persons (Age 64 and Younger	3.25% for Life
Two Covered Persons (Age 65 and Older)	4.25% for Life

For IncomeLOCK Plus with an Endorsement Date of May 1, 2012 through December 25, 2012:

Number of Covered Persons and Age of Covered Person at First Withdrawal	IncomeLOCK +6	IncomeLOCK +8
One Covered Person (Age 64 and Younger)	5.5% / 3%	5% / 3%
One Covered Person (Age 65 and Older)	5.5% / 4%	5% / 4%
Two Covered Persons (Age 64 and Younger	5% / 3%	4.5% / 3%
Two Covered Persons (Age 65 and Older)	5% / 4%	4.5% / 4%

For IncomeLOCK Plus with an Endorsement Date prior to May 1, 2012:

Number of Covered Persons and Age of Covered Person at First Withdrawal	IncomeLOCK +6	IncomeLOCK +8
One Covered Person (Age 64 and Younger)	6% / 3%	5.5% / 3%
One Covered Person (Age 65 and Older)	6% /4%	5.5% / 4%
Two Covered Persons (Age 64 and Younger	5.5% / 3%	5% / 3%
Two Covered Persons (Age 65 and Older)	5.5% /4%	5% / 4%

Investment Restrictions

As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected. All IncomeLOCK Plus endorsements require that a percentage of your Purchase Payments (including Ineligible Purchase Payments) be allocated to Fixed Account Plus (15% if your Endorsement Date was before May 1, 2012 and 20% if your Endorsement Date was after May 1, 2012). All amounts not allocated to Fixed Account Plus, will be rebalanced on a quarterly basis through an automatic rebalancing program as discussed in more detail below.

Living Benefits Elected on December 26, 2012 through February 24, 2013. The IncomeLOCK +6 (Options 1, 2 and 3) and IncomeLOCK +8 endorsements require that the remaining 80% of Purchase Payments be allocated among the Dynamic Allocation Fund and the Group A Variable Account Options referenced below (excluding Fixed Account Plus and Short-Term Fixed Account). The IncomeLOCK +6 endorsement with Custom Allocation allows you to allocate Purchase Payments among the Variable Account Options from Groups A, B and C to create your personal investment portfolio, subject to the limitations provided in the table below, including that no more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.

B-13

Living Benefits Elected prior to December 26, 2012. If you elected IncomeLOCK Plus prior to December 26, 2012, you may combine Variable Account Options from Groups A, B and C to create your personal investment portfolio in accordance with the minimum and maximum percentages below.

Investment Group	Investment Restrictions	Variable Account Options and/or Fixed Accounts
Group A: Bond, Cash and Fixed Accounts	30%[4] Minimum 100% Maximum

Fixed Account Plus

Short-Term Fixed Account

Core Bond Fund

Government Money Market I Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Group B: Equity Maximum	0% Minimum 70% Maximum

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund[5]

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

[4]

20% of each investment, including Ineligible Purchase Payments (if any), is automatically allocated to Fixed Account Plus for as long as IncomeLOCK Plus remains in effect. (See also “Automatic Allocation to Fixed Account Plus” in this Appendix.)

[5]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

B-14

Investment Group	Investment Restrictions	Variable Account Options and/or Fixed Accounts
Group C: Limited Equity	0% Minimum 10% Maximum

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund[5]

Global Real Estate Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

Investments are not permitted in the following:

Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years

Automatic Allocation to Fixed Account Plus

We will automatically allocate 15% of each Purchase Payment to Fixed Account Plus if your Endorsement Date was prior to May 1, 2012 or 20% of each Purchase Payment to Fixed Account Plus if your Endorsement Date was after May 1, 2012.

The automatic allocation applies to all Purchase Payments, including Ineligible Purchase Payments that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable). The automatic allocation must remain invested in Fixed Account Plus for as long as the IncomeLOCK Plus benefit remains in effect. You may not transfer any portion of the automatic allocation to Fixed Account Plus to other investment options under the Contract. You may not request a specific percentage of any withdrawal be deducted solely from the automatic allocation to Fixed Account Plus. Rather, any withdrawal reduces the automatic allocation to Fixed Account Plus in the same proportion that the withdrawal reduces your Account Value.

Asset Rebalancing Program.

If you elected IncomeLOCK Plus, you are automatically enrolled in an automatic asset rebalancing program, with quarterly rebalancing, because market performance and withdrawal activity may result in allocations inconsistent with the investment restrictions noted above. We will also initiate immediate rebalancing in accordance with your automatic asset rebalancing instructions, after any of the following transactions:

•	Any transfer or reallocation you initiate; or

•	Any withdrawal you initiate.

If you initiate any transfer or reallocation, you must also at that time modify the automatic asset rebalancing instructions. Automatic transfers or Systematic Withdrawals will not result in immediate rebalancing but will wait until the next scheduled quarterly rebalancing.

Each Benefit Quarter, we will rebalance the Contract in accordance with the most current automatic asset rebalancing instructions on file. We will not rebalance your investment in Fixed Account Plus if it would result in the balance in Fixed Account Plus decreasing below the 15% or 20% automatic allocation referenced above. If at any point for any reason, the automatic asset rebalancing instructions would result in allocations inconsistent with the restrictions, we will revert to your last instructions on file that are consistent with the restrictions whether for rebalancing or for allocation of a Purchase Payment and implement those at the next balancing. See the “IncomeLOCK Plus Features — Asset Rebalancing Program” section of this Appendix for additional details of the automatic rebalancing program.

See the “IncomeLOCK Plus Features — Additional Important Information about IncomeLOCK Plus” section in this Appendix for information about your Living Benefit.

IncomeLOCK Plus Options

If you elected IncomeLOCK +8, the Income Credit is eliminated in any Benefit Year in which you take a withdrawal.

Calculation of the Value of each Component of the Benefit

The calculation of the initial Benefit Base for IncomeLOCK +6 with Endorsement Dates prior to December 26, 2012 and for IncomeLOCK +8 with Endorsement Dates prior to February 25, 2013 is set forth below. If you elected IncomeLOCK Plus on or after December 26, 2012, see the section of this Appendix titled “Calculation of the Value of each Component of the Benefit” under the heading “IncomeLOCK Plus — IncomeLock Plus Options.”

[5]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

B-15

The calculation of other components of the Living Benefit, including the Income Credit Period, the Anniversary Value, the Income Credit Base, the Income Credit (if you elected IncomeLOCK +6), the MAWA and Excess Withdrawals, is calculated as set forth in the section of this Appendix titled “Calculation of the Value of each Component of the Benefit” under the heading “IncomeLOCK Plus — IncomeLOCK Plus Options.”

First, we determine the initial Benefit Base. If IncomeLOCK Plus was selected prior to May 1, 2012, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1.5 million without our prior approval. If IncomeLOCK Plus is selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000.

In addition, if IncomeLOCK Plus was selected prior to December 26, 2012, certain Purchase Payments received during the first five years after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base, as follows:

1.	100% of Purchase Payments received in the first contract year; and

2.	Purchase Payments received in each of contract years 2-5, capped each year at an amount equal to 200% of the Purchase Payments received in contract year 1.

For example, if you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $200,000 for contract years 2-5 for a grand total maximum of $900,000 of Eligible Purchase Payments.

Any Purchase Payments made after your Endorsement Date (if IncomeLOCK Plus was selected after Contract issue), or any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year (if IncomeLOCK Plus is selected at Contract issue) are considered Ineligible Purchase Payments, and are not included in the Benefit Base.

If IncomeLOCK +8 was selected on December 26, 2012 through February 24, 2013, certain Purchase Payments received during the first year after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base.

Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

The Benefit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

If you elect IncomeLOCK +8, the Income Credit is 8% of the Income Credit Base, on each Benefit Anniversary during the Income Credit Period. The Income Credit may only be added to the Benefit Base if no withdrawals are taken in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Benefit Base on your second Benefit Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Benefit Base on your third Benefit Anniversary.

See “IncomeLOCK Plus Options — Cancellation of IncomeLOCK Plus” under the heading “IncomeLOCK Plus” for information on how you may cancel your Living Benefit.

Automatic Termination of IncomeLOCK Plus

In addition to the termination events discussed in this Appendix in the section titled “IncomeLOCK Plus Options — Automatic Termination of IncomeLOCK Plus” under the heading “IncomeLOCK Plus”, the feature and its corresponding fees will automatically and immediately terminate upon the occurrence of one of the following:

1.	The Contract Owner elects to take a loan from the Contract while the benefit is in effect.

2.	The Contract Owner elects to add Guided Portfolio Services or Guided Portfolio Advantage while the benefit is in effect.

Surrender of Account Value

If you have elected IncomeLOCK +8, no Income Credit will be included in the calculation of the Benefit Base when an RMD is taken.

Loans

If you elected IncomeLOCK Plus prior to December 26, 2012 and then take a loan while your Living Benefit is in effect, the Living Benefit will automatically terminate and you will lose any benefits that you may have had with these features.

IncomeLOCK

IncomeLOCK, a Living Benefit, is no longer offered. If you elected IncomeLOCK, the following provisions are applicable to this feature.

B-16

In addition to the defined terms in the prospectus, the following defined terms are applicable to the IncomeLOCK Living Benefit:

Anniversary Value — the Account Value minus any Ineligible Purchase Payments, as measured on any Benefit Anniversary during the MAV Evaluation Period.

Maximum Anniversary Value (“MAV”) Evaluation Period — the period beginning on the Endorsement Date and ending on the 10th Benefit Anniversary for IncomeLOCK.

Minimum Withdrawal Period (“MWP”) — the minimum period over which you may take withdrawals under IncomeLOCK, if withdrawals are not taken under the lifetime withdrawal option.

Extension Offer

The information below is important to you if you purchased a Contract between May 1, 2006 and July 5, 2010 and you elected the IncomeLOCK living benefit. As described this Appendix, the initial MAV Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the “Extension”) for an additional ten years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount (MAWA) in effect at the end of the MAV Evaluation Period. However, your Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future. As with all important financial decisions, we recommend that you discuss this with your financial professional.

To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for Contracts purchased between May 1, 2006 and July 5, 2010 are detailed below. The MAV Evaluation Period may be extended for an additional 10 year period.

If you elect the Extension, the IncomeLOCK fee will be increased by 0.25% as follows:

Current Maximum Annual Fee Rate	Annual Fee Rate After Extension
0.65%	0.90%

As a reminder, you also have the option to cancel your IncomeLOCK living benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your IncomeLOCK living benefit, you will no longer receive the guarantees of IncomeLOCK and you will no longer be charged the fee.

The information below is important to you if you purchased a Contract between July 6, 2010 and April 30, 2012 and you elected the IncomeLOCK living benefit. As described this Appendix, the initial MAV Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the “Extension”) for an additional ten years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount (MAWA) in effect at the end of the MAV Evaluation Period. However, your Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future. As with all important financial decisions, we recommend that you discuss this with your financial advisor.

To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for Contracts purchased between July 6, 2010 and April 30, 2012 are detailed below. The MAV Evaluation Period may be extended for an additional 10 year period.

As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected.

If you elect the Extension, the IncomeLOCK fee will be increased by 0.25% as follows:

Current Maximum Annual Fee Rate	Annual Fee Rate After Extension
0.70%	0.95%

As a reminder, you also have the option to cancel your IncomeLOCK living benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your IncomeLOCK living benefit, you will no longer receive the guarantees of IncomeLOCK and you will no longer be charged the fee.

B-17

Fee Table

The IncomeLOCK fee is calculated as a percentage of the Benefit Base.6

Fee Period	Maximum Annual Fee Rate
All years	0.90%[7]

The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the benefit. If your Account Value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your Contract before the end of a quarter.

IncomeLOCK Features

IncomeLOCK provides for an automatic lock-in of the Contract’s highest Anniversary Value during the first ten years from the Endorsement Date (or twenty years, if the benefit is extended). You have the flexibility to receive income under the benefit when and how you need it. Each year, you can withdraw up to 5%, 7% or 10% of your Benefit Base (the total guaranteed amount available for withdrawal), depending on when you take your first withdrawal. A guaranteed lifetime income of 5% is also available if you wait until the Benefit Anniversary following your 65th birthday to take your first withdrawal under the Living Benefit. The MAWP is as follows:

• Before 5th Benefit Year anniversary:	5%

• On or after 5th Benefit Year anniversary:	7%

• On or after 10th Benefit Year anniversary:	10%

• On or after 20th Benefit Year anniversary:	10%

• On or after the Benefit Anniversary following your 65th birthday (for lifetime withdrawals):	5%

Investment Restrictions

As long as your IncomeLOCK endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages below. You may combine Variable Account Options from Groups A, B and C to create your personal investment portfolio. IncomeLOCK endorsements with an Endorsement Date prior to July 6, 2010 are not subject to these investment restrictions.

Investment Group	Investment Restrictions	Variable Account Options and/or Fixed Accounts
Group A: Bond, Cash and Fixed Accounts	20% Minimum 100% Maximum

Fixed Account Plus

Short-Term Fixed Account

Core Bond Fund

Government Money Market I Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Group B: Equity Maximum	0% Minimum 70% Maximum

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund[8]

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

[6]

IncomeLOCK is an optional guaranteed minimum withdrawal benefit. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the benefit.

[7]

For IncomeLOCK endorsements with an Endorsement Date from July 6, 2010 to April 30, 2012, the maximum annual fee is 0.70%, and for IncomeLOCK endorsements with an Endorsement Date prior to July 6, 2010, the maximum annual fee is 0.65%.

[8]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund (formerly Global Equities Fund) is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

B-18

Investment Group	Investment Restrictions	Variable Account Options and/or Fixed Accounts
Group C: Limited Equity	0% Minimum 10% Maximum

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund[8]

Global Real Estate Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

Investments are not permitted in the following:

Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years

Contract Owners who elected IncomeLOCK prior to July 2, 2012 may select Guided Portfolio Advantage, a financial service offered by VALIC Financial Advisors, Inc.

We reserve the right to change the investment requirements at any time for prospectively issued Contracts. We may also revise the investment requirements for any existing Contract to the extent variable or fixed investment options are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements

Additional Important Information about IncomeLOCK

If you take a loan after your IncomeLOCK Endorsement Date, the Living Benefit will automatically be terminated and you will lose any benefits that you may have had with this feature. Withdrawals under this feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may remove each Contract year without a surrender charge. See the “Fees and Charges” section of this prospectus.

Any withdrawals taken may be subject to a 10% tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how these features are treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions (“RMD”) and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. Withdrawals greater than the RMD determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of these features. In addition, if you have a qualified Contract, tax law and the terms of the plan may restrict withdrawal amounts. See the “Surrender of Account Value” section of this prospectus, including the section in this Appendix, and the “Federal Tax Matters” section of this prospectus.

Any amounts that we may pay under a Living Benefit in excess of your Account Value are subject to the Company’s financial strength and claims-paying ability.

IncomeLOCK Components

The benefit’s components and value may vary depending on when the first withdrawal is taken, the age of the Contract Owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after the Benefit Anniversary following your 65th birthday and your withdrawals do not exceed the maximum annual withdrawal percentage of 5% in any Benefit Year. You may begin taking withdrawals under the benefit immediately following the date the IncomeLOCK endorsement is issued for your Contract. See “Surrender of Account Value” in this Appendix for more information regarding the effects of withdrawals on the components of IncomeLOCK and a description of the effect of RMDs on the Living Benefit.

[8]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund (formerly Global Equities Fund) is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

B-19

The table below is a summary of the IncomeLOCK feature and applicable components of the benefit.

Withdrawal	MAWP Prior to any Extension	Initial MWP Prior to Any Extension		MAWP if Extension is Elected
Before 5th Benefit Anniversary	5%	20 Years		5%
On or after 5th Benefit Anniversary.	7%	14.28 Years		7%
On or after 10th Benefit Anniversary	10%	10 Years		7%
On or after 20th Benefit Anniversary	10%	10 Years		10%
On or after the Benefit Anniversary following Contract owner’s 65th birthday	5%	Life of the Contract Owner	[9]	5%

Calculation of the value of each component of the Benefit

First, we determine the Benefit Base. If IncomeLOCK was selected after Contract issue and prior to May 1, 2012, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1 million without our prior approval. If IncomeLOCK was selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000.

In addition, if IncomeLOCK was selected at Contract issue, the amount of Purchase Payments received during the first two years after your Endorsement Date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base. Any Purchase Payments we receive after your Endorsement Date, if IncomeLOCK was selected after Contract issue (or more than two years after your Endorsement Date, if IncomeLOCK is selected at Contract issue) are considered Ineligible Purchase Payments. Eligible Purchase Payments are limited to $1 million without our prior approval.

On each Benefit Anniversary throughout the MAV Evaluation Period, the Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current Benefit Base and any previous year’s Anniversary Value. Other than reductions made for withdrawals (including Excess Withdrawals), the Benefit Base will only be adjusted upwards. Note that during the MAV Evaluation Period the Benefit Base will never be lowered if Anniversary Values decrease as a result of investment performance. For effects of withdrawals on the Benefit Base, see the “Surrender of Account Value” section in this Appendix.

Second, we consider the MAV Evaluation Period, which begins on the Endorsement Date and ends on the 10th anniversary of the Endorsement Date. Upon the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

Third, we determine the Anniversary Value, which equals your Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value.

Fourth, we determine the MAWA, which represents the maximum amount that may be withdrawn each Benefit Year without creating an excess withdrawal and is an amount calculated as a percentage of the Benefit Base. The applicable MAWP is determined based on the Benefit Year when you take your first withdrawal, or, for lifetime withdrawals, the age of the owner when the first withdrawal is taken. Applicable percentages are shown in the IncomeLOCK summary table above. If the Benefit Base is increased to the current Anniversary Value, the MAWA is recalculated on that Benefit Anniversary using the applicable MAWP multiplied by the new Benefit Base. If the Benefit Base is increased as a result of Eligible Purchase Payments, the MAWA will be recalculated by multiplying the new Benefit Base by the applicable MAWP.

Lastly, we determine the MWP, which is the minimum period over which you may take withdrawals under this feature. The initial MWP is calculated when withdrawals under the benefit begin, and is re-calculated when the Benefit Base is adjusted to a higher Anniversary Value by dividing the Benefit Base by the MAWA. See the summary table above for initial MWPs. The MWPs will be reduced due to Excess Withdrawals. For effects of withdrawals on the MWP, see the “Surrender of Account Value” section of this prospectus.

Cancellation of IncomeLOCK

IncomeLOCK may be cancelled on the 5th Benefit Anniversary, the 10th Benefit Anniversary, or any Benefit Anniversary thereafter. Once IncomeLOCK is cancelled, you will no longer be charged a fee and the guarantees under the benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect IncomeLOCK after cancellation.

[9]

Lifetime withdrawals are available so long as your withdrawals remain within the 5% MAWP indicated above. If withdrawals exceed the 5% MAWP in any Benefit Year, and if the excess is not solely a result of RMDs attributable to this Contract, lifetime withdrawals will no longer be available. Instead, available withdrawals are automatically recalculated with respect to the MWP and MAWP listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

B-20

Automatic Termination of IncomeLOCK

The feature automatically terminates upon the occurrence of one of the following:

1.	The MWP has been reduced to zero unless conditions for lifetime withdrawals are met; or

2.	Full or partial annuitization of the Contract; or

3.	Full surrender of the Contract; or

4.	A death benefit is paid, or

5.	You elect to take a loan from the Contract; or

6.	Your spousal Beneficiary elects to continue the Contract without IncomeLOCK.

We also reserve the right to terminate the feature if withdrawals in excess of the MAWA in any Benefit Year reduce the Benefit Base by 50% or more.

Lifetime withdrawals will not be available in the event of:

1.	An ownership change which results in a change of the older Contract Owner;[10] or

2.	Withdrawals prior to the Benefit Anniversary following the 65th birthday of the Contract Owner; or

3.	Death of the Contract Owner; or

4.	A withdrawal in excess of the 5% MAWA.[11]

Surrender of Account Value

The timing and amount of withdrawals will affect the amounts received under IncomeLOCK as set forth below in greater detail.

The amount of any withdrawal for IncomeLOCK which exceeds the MAWA because of RMDs required to comply with the minimum distribution requirements of the Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an excess withdrawal providing that all of the following conditions are met:

1.	No withdrawals in addition to the RMD are taken in that same year;

2.	Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;

3.

If the Endorsement Date is on or before the Required Beginning Date (RBD) of the RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 1/2 (or age 72, if applicable), or retire, if applicable; and

4.	You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year’s RMD amount.

Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an excess withdrawal. This will result in the cancellation of lifetime withdrawals and further may reduce your remaining MWP.

Withdrawals made under IncomeLOCK are treated like any other withdrawals under the Contract for purposes of calculating taxable income, reducing the Account Value, deducting applicable surrender charges or market value adjustments, applying fixed account withdrawal restrictions or free withdrawal amounts and any other features, benefits and conditions of the Contract. The sum of withdrawals in any Benefit Year up to the MAWA will not be assessed a surrender charge.

The MAWA, Benefit Base and MWP may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to the Benefit Anniversary following your 65th birthday (if a jointly owned nonqualified Contract, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after the Benefit Anniversary following your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the MAWA is calculated as 5% of the Benefit Base. At any time, if the amount of withdrawals exceeds 5% of the Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals. However, you can continue to receive withdrawals over the MWP in amounts up to the MAWA as described above, based on when you made your first withdrawal and reduced by withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the MAWA reduce the Benefit Base by the amount of the withdrawal. Withdrawals in excess of the MAWA are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any withdrawal that causes the total withdrawals in a Benefit Year to exceed the MAWA; or 2) any withdrawal in a Benefit

[10]

If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

[11]

However, if an RMD withdrawal for this Contract exceeds the MAWA, the ability to receive lifetime withdrawals will not be terminated as long as withdrawals of RMDs are determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account. See the “Surrender of Account Value” section in this prospectus.

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Year taken after the MAWA has been withdrawn. Excess Withdrawals will reduce the Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the Account Value on the next Benefit Anniversary after the Excess Withdrawal. This means that if Account Value is less than the Benefit Base, withdrawals greater than the MAWA will result in a proportionately greater reduction of the Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your MAWA.

The impact of withdrawals and the effect on each component of IncomeLOCK are further explained below.

Account Value: Any withdrawal reduces the Account Value by the amount of the withdrawal.

Benefit Base: Withdrawals reduce the Benefit Base as follows:

1.	All withdrawals up to the MAWA, and any withdrawals in excess of the MAWA which are due solely to RMDs (as more specifically described above), will reduce the Benefit Base by the dollar amount of the withdrawal;

2.	Excess Withdrawals as described above reduce the Benefit Base to the lesser of (a) or (b), where:

(a) is the Benefit Base immediately prior to the Excess Withdrawal minus the amount of the Excess Withdrawal, or;

(b) is the Benefit Base immediately prior to the Excess Withdrawal reduced in the same proportion by which the Account Value on the next Benefit Anniversary after the Excess Withdrawal is reduced by the amount of the Excess Withdrawal.

Maximum Annual Withdrawal Amount (MAWA): The MAWA will be adjusted as follows:

1.	If there are no Excess Withdrawals in a Benefit Year, no further changes are made to the MAWA for the next Benefit Year.

2.	If there are Excess Withdrawals in a Benefit Year, the MAWA will be recalculated on the next Benefit Anniversary. The new MAWA will equal the new Benefit Base on that Benefit Anniversary after the Withdrawal divided by the new MWP on that Benefit Anniversary. The new MAWA may be lower than your previously calculated MAWA.

Minimum Withdrawal Period (MWP): The MWP is calculated as follows:

1.	If there are no Excess Withdrawals during a Benefit Year, the new MWP will be the Benefit Base after the withdrawal divided by the current MAWA.

2.	If there are Excess Withdrawals during a Benefit Year, the new MWP will equal the MWP calculated at the end of the prior Benefit Year reduced by one year. In the case of lifetime withdrawals, such an Excess Withdrawal will cancel that period and the new MWP will be determined by dividing the new Benefit Base by the new MAWA.

If your Account Value is Reduced to Zero

If your Account Value is reduced to zero and the Benefit Base is greater than zero, subsequent Purchase Payments will no longer be accepted and a death benefit will not be payable. Further payments under the Contract will be made according to your irrevocable election of one of the following two alternatives:

(1)	In a form acceptable to the Company, you may request a lump sum equal to the discounted present value of any remaining guaranteed payments under the benefit; or,

(2)	If no lump sum request is received by the Company during the period described in a notice provided to you by the Company, you will receive an annuity according to the annuitization provisions of your Contract. Absent an alternative election by you, the annuity will consist of annual payments equal to the MAWA, for a period of years equal to the remaining Benefit Base divided by the MAWA. Such payments will be made quarterly unless otherwise elected, and each individual periodic payment will be equal to the pro-rata portion of the annual MAWA based upon the frequency. Prior to the commencement of such payments, you may also elect to receive an alternative form of annuity, in any other actuarially equivalent form permitted under the Contract, subject to any applicable limitations under the Contract or the Plan.

Extending the MAV Evaluation Period

At the end of the MAV Evaluation Period, as long as the benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and MAWP, will change to those in effect at the time you elect to extend. The components and fees may be different from when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the Benefit Base will no longer be adjusted on subsequent Benefit Anniversaries. However, you can continue to take the MAWA in effect at the end of the last MAV Evaluation Period,

B-22

subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

Death Benefits

Spousal Beneficiary

Upon the death of the Contract Owner, and subject to any applicable limitations in this Contract, the Code, or under the plan or arrangement under which the Contract is issued, your spousal Beneficiary may elect either (i) to receive a death benefit in accordance with one of the forms permitted under the provisions of this Contract (if the Account Value is greater than zero), (ii) continue this Contract and IncomeLOCK (except as noted below) or (iii) continue the Contract and cancel IncomeLOCK and its accompanying charge. Spousal continuation of the Contract (and IncomeLOCK) is not available if the Contract was set up under one of the following “qualified” plan types: 403(b), 401(k), 401(a) or 457(b). For these Contracts, a spousal Beneficiary, like a non-spousal Beneficiary, cannot continue IncomeLOCK and must take a death benefit under the terms of the Contract. A spousal Beneficiary may continue IncomeLOCK but only for nonqualified Contracts and IRA plan types (Roth IRA, traditional IRA, SEP, and Simple IRA). Upon election to continue the Contract and IncomeLOCK, your spousal Beneficiary will be subject to the terms and conditions of IncomeLOCK, including the charge. Upon the owner’s death, lifetime withdrawals under the IncomeLOCK end and are not available to your spousal Beneficiary. In this event, available withdrawals under IncomeLOCK are automatically recalculated with respect to the MWP and MAWP shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken. The Endorsement Date will not change as the result of spousal continuation.

Non-Spousal Beneficiary

Upon the death of the Contract Owner, if the Account Value is greater than zero, IncomeLOCK will terminate, and your nonspousal Beneficiary(ies) must receive a death benefit in accordance with the otherwise applicable terms of this Contract. If the Account Value is zero upon your death (meaning that no death benefit is payable) but the MWP remaining is greater than zero, a nonspousal beneficiary will receive the remaining value in a lump sum equal to the discounted present value of any remaining guaranteed payments under IncomeLOCK. Upon your death, lifetime withdrawals under the IncomeLOCK end and any available withdrawals under this Endorsement are automatically recalculated with respect to the MWP and MAWP shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken.

Loans

If you elected IncomeLOCK prior to December 26, 2012 and then take a loan while your Living Benefit is in effect, the Living Benefit will automatically terminate and you will lose any benefits that you may have had with these features.

B-23

Appendix C — State Contract Variability

Prospectus	Provision Availability or Variation	Issue State
Free Look	Free Look period is 20 days or 30 days if this is a replacement. The Free Look amount is the return of all purchase payments allocated to the contract.	Alaska
Free Look	If you are age 65 or older on the Contract issue date, the Free Look period is 30 days.	Arizona
Free Look

If you are age 60 or older on the Contract issue date, the Free Look period is 30 days. If you invest in the Fixed Account, the Free Look amount is calculated as the Purchase Payments paid. If you invest in Variable Account Options, the Free Look amount is calculated as the greater of (1) Purchase Payments or (2) the value of your Contract plus any fees paid on the day we received your request in good order at the Annuity Service

Center.

California
Free Look	The Free Look period is 21 days and the amount is calculated as the value of your Contract plus fees and charges on the day we receive your request in good order at the Annuity Service Center.	Florida
Free Look	The Free Look period is 20 days.	Idaho North Dakota Rhode Island Texas
Free Look	The Free Look amount is calculated as the value of your Contract plus fees and charges on the day we received your request in good order at the Annuity Service Center.	Michigan Minnesota Missouri Texas
Free Look	The Free Look amount is calculated as the greater of (1) Purchase Payments including fees and charges or (2) the value of your Contract on the day we receive your request in good order at the Annuity Service Center.	Arkansas
Free Look	The Free Look period is 20 days. The Free Look amount is the purchase payments made to the fixed interest options and the accumulation value of the variable options on the day the contract is returned. The Free Look period is 60 days for a replacement.	New York
Death Benefit	Standard Death Benefit is paid on or after age 70	New York
Death Benefit	For Contracts issued on or after March 5, 2012, the interest guaranteed death benefit is available on individual nonqualified Contracts, Roth IRAs or IRAs (issued outside of an employer-sponsored retirement plan) if death occurs prior to age 70; the standard death benefit is payable if death occurs on or after age 70. For Contracts issued in connection with an employer-sponsored retirement plan, only the standard death benefit is payable.	Florida
Surrender Charge	For Contracts issued to individuals in the State of Oregon, no surrender charge will be applied to withdrawals if your account has been in effect for 10 years or longer. In addition, we will treat funds withdrawn from such Contract, when such funds are subject to surrender charges, as attributable to Purchase Payments withdrawn on a first-in-first out basis. This procedure applies to Contracts issued on and after July 1, 2017. The amount of the surrender charge for such Contracts will be the lessor of: five percent (5%) of the amount withdrawn which is attributable to Purchase Payments received during the most recent 60 months; or five percent (5%) of the total amount withdrawn.	Oregon
Surrender Charge	For ten years from the date the Certificate was issued the charge will be 5% of either (1) the amount withdrawn, or (2) the amount of any Purchase Payments received during the most recent 60 months prior to the surrender or withdrawal, whichever is less. During the eleventh and twelfth Certificate Years, the charge will be the lesser of the charge as described above or 1% of the amount withdrawn.	Texas
Premium Tax	We deduct premium tax charges of 0.50% for Qualified Contracts and 2.35% for Non-Qualified Contracts based on contract value when you begin the Payout Period.	California
Premium Tax	We deduct premium tax charges of 2.0% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Maine
Premium Tax	We deduct premium tax charges of 3.5% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Nevada
Premium Tax	For the first $500,000 in the Contract, we deduct premium tax charges of 1.25% for Non-Qualified Contracts based on total Purchase Payments when you begin the Payout Period. For any amount in excess of $500,000 in the Contract, we deduct front-end premium tax charges of 0.08% for Non-Qualified Contracts based on total Purchase Payments when you begin the Payout Period.	South Dakota
Premium Tax	We deduct premium tax charges of 1.00% for Qualified Contracts and 1.00% for Non-Qualified Contracts based on contract value when you begin the Payout Period.	West Virginia
Premium Tax	We deduct premium tax charges of 1.00% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Wyoming

© 2021 American International Group, Inc.

All Rights Reserved.

C-1

SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 3, 2021

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Units of Interest Under Group and Individual

Fixed and Variable Deferred Annuity Contracts

Portfolio Director® Plus, Portfolio Director 2, and Portfolio Director

For Series 1.20 to 13.20

The following information in this Supplement applies for the period May 3 – May 23, 2021. This Supplement should be disregarded on and after May 24, 2021 and you should refer solely to the prospectus.

On or about May 24, 2021 certain underlying funds available through the Variable Account Options will engage in reorganization transactions, subject to shareholder approval. Shareholders of such underlying funds will be asked to approve proposed reorganizations of certain existing VALIC Company I (“VC I”) and VALIC Company II (“VC II”) Funds, indicated below as Target Funds, into corresponding mutual funds advised by The Variable Annuity Life Insurance Company (“VALIC”), as investment adviser, set out in the following table under the heading Acquiring Funds. Shareholders of the Target Funds will have the opportunity to vote their shares at a joint special meeting of shareholders to be held on Tuesday, May 11, 2021.

Target Funds	Acquiring Funds
VC II Small Cap Value Fund	VC I Small Cap Value Fund (new fund)
VC II Capital Appreciation Fund	VC I Capital Appreciation Fund (new fund)
VC II Aggressive Growth Lifestyle Fund	VC I Aggressive Growth Lifestyle Fund (new fund)
VC II Moderate Growth Lifestyle Fund	VC I Moderate Growth Lifestyle Fund (new fund)
VC II Conservative Growth Lifestyle Fund	VC I Conservative Growth Lifestyle Fund (new fund)
VC II International Opportunities Fund	VC I International Opportunities Fund (new fund)
VC II High Yield Bond Fund	VC I High Yield Bond Fund (new fund)
VC II Mid Cap Value Fund	VC I Mid Cap Value Fund (new fund)
VC II U.S. Socially Responsible Fund	VC I U.S. Socially Responsible Fund (new fund)
VC I Capital Conservation Fund	VC I Core Bond Fund (new fund)
VC II Core Bond Fund
VC II Strategic Bond Fund
VC I Small Cap Aggressive Growth Fund	VC I Small Cap Growth Fund (new fund)
VC I Small Cap Fund
VC II Small Cap Growth Fund
VC II Government Money Market II Fund	VC I Government Money Market I Fund

If the proposed reorganizations are approved, Target Fund shares will be exchanged for the shares of the corresponding Acquiring Fund with the same aggregate net asset value of the Target Fund shares currently held. Subject to shareholder approval, the reorganizations are to take place on or about May 24, 2021. On such date, all newly created funds will become available through corresponding new Variable Account Options. For a complete list of available Variable Account Options on and after May 24, 2021, please see the prospectus.

After Market Close on May 21, 2021, all transfer, purchase, and redemption requests directed to a Variable Account Option that invests in a Target Fund will be automatically directed to the Variable Account Option that invests in the corresponding Acquiring Fund.

1

For the period May 3, 2021 — May 23, 2021, the following text replaces the Variable Account Options in the prospectus. For Variable Account Options available on and after approximately May 24, 2021, please see the prospectus.

Variable Account Options

VALIC Company I Funds

Asset Allocation Fund

Blue Chip Growth Fund

Capital Conservation Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund

Global Real Estate Fund

Global Strategy Fund

Government Money Market I Fund

Government Securities Fund

Growth Fund

Inflation Protected Fund

International Equities Index Fund

International Government Bond Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science & Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Index Fund

Small Cap Special Values Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

VALIC Company II Funds

Aggressive Growth Lifestyle Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Core Bond Fund

Government Money Market II Fund

High Yield Bond Fund

International Opportunities Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Small Cap Growth Fund

Small Cap Value Fund

Strategic Bond Fund

U.S. Socially Responsible Fund

Public Funds

American Beacon Bridgeway Large Cap Growth Fund

Ariel Appreciation Fund

Ariel Fund

Invesco Balanced-Risk Commodity Strategy Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

Vanguard Lifestrategy Conservative Growth Fund

Vanguard Lifestrategy Growth Fund

Vanguard Lifestrategy Moderate Growth Fund

Vanguard Long-Term Investment-Grade Fund

Vanguard Long-Term Treasury Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

2

For the period May 3, 2021 — May 23, 2021, the following Fee Table hereby replaces the Mortality and Expense Risk Separate Account Charges table. The reference to VALIC Company II Funds will no longer exist after the reorganization. Accordingly, for Mortality and Expense Risk Separate Account Charges applicable on and after May 24, 2021 please refer to the Fee Tables on page 5 of the prospectus.

Mortality and Expense Risk Separate Account Charges for each Variable Account Option (as a percentage of average daily net asset value allocated to the Variable Account Option)	Maximum Separate Account Charge (%) (4)	Separate Account Reimbursement or Credit (%) (5)	Current (Net) Separate Account Charge (%)
VALIC Company I Funds (6) (29 Funds)	0.80	—	0.80
VALIC Company II Funds (6) (13 Funds)	0.80	(0.25)	0.55
Public Funds
American Beacon Bridgeway Large Cap Growth Fund (Investor Shares)	1.05	(0.25)	0.80
Ariel Appreciation Fund (Investor Shares)	1.05	(0.25)	0.80
Ariel Fund (Investor Shares)	1.05	(0.25)	0.80
Invesco Balanced-Risk Commodity Strategy Fund (R5 Shares)	1.05	(0.25)	0.80
T. Rowe Price Retirement Funds (Advisor Shares) 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, 2055 Fund, 2060 Fund	1.05	(0.25)	0.80
Vanguard LifeStrategy Funds (Investor Shares) Conservative Growth Fund, Growth Fund, Moderate Growth Fund	1.05	—	1.05
Vanguard Long-Term Investment-Grade Fund (Investor Shares)	1.05	(0.25)	0.80
Vanguard Long-Term Treasury Fund (Investor Shares)	1.05	(0.25)	0.80
Vanguard Wellington Fund (Investor Shares)	1.05	—	1.05
Vanguard Windsor II Fund (Investor Shares)	1.05	—	1.05

(4) See “Purchase Unit Value” in the SAI for a discussion of how the separate account charges impact the calculation of each Division’s unit value. Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.”

(5) For these Variable Account Options, the Separate Account Charges for these Divisions currently are reduced voluntarily by VALIC. See “Separate Account Expense Reimbursements or Credits.”

(6) See cover page for a list of the VALIC Company I and VALIC Company II Funds available as Variable Account Options.

For the period May 3, 2021 — May 23, 2021, the following list of Variable Account Options and corresponding Adviser/Sub-Adviser information applies. On and after May 24, 2021 please see the prospectus for information on the available Variable Account Options and the corresponding Adviser/Sub-Adviser information.

Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser

Domestic Large-Cap Equity Asset Class

American Beacon Bridgeway Large Cap Growth Fund	Adviser: American Beacon Advisors, Inc. Sub-Adviser: Bridgeway Capital Management, Inc.	Nasdaq-100® Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica Asset Management, LLC (“SunAmerica”)

Blue Chip Growth Fund	Adviser: VALIC Sub-Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)	Stock Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Capital Appreciation Fund	Adviser: VALIC Sub-Adviser: BMO Asset Management Corp.	Systematic Core Fund	Adviser: VALIC Sub-Adviser: Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)

Dividend Value Fund	Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC (“BlackRock”) and SunAmerica	Systematic Value Fund	Adviser: VALIC Sub-Adviser: Wellington Management Company LLP (“Wellington Management”)

Growth Fund	Adviser: VALIC Sub-Advisers: BlackRock and SunAmerica	U.S. Socially Responsible Fund	Adviser: VALIC Sub-Adviser: SunAmerica

3

Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser

Large Capital Growth Fund	Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company (“MFS”)	Vanguard Windsor II Fund	Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC

Domestic Mid-Cap Equity Asset Class

Ariel Appreciation Fund	Adviser: Ariel Investments, LLC	Mid Cap Strategic Growth Fund	Adviser: VALIC Sub-Advisers: Janus Capital Management LLC (“Janus”) and AllianzGlobal Investors U.S., LLC (“Allianz”)

Mid Cap Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica	Mid Cap Value Fund	Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management

Domestic Small-Cap Equity Asset Class

Ariel Fund	Adviser: Ariel Investments, LLC	Small Cap Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Small Cap Aggressive Growth Fund	Adviser: VALIC Sub-Adviser: Victory Capital Management Inc.	Small Cap Special Values Fund	Adviser: VALIC Sub-Advisers: Wells Capital Management Incorporated (“WellsCap”)

Small Cap Fund	Adviser: VALIC Sub-Advisers: J.P. Morgan Investment Management Inc. (“JPMIM”), T. Rowe Price and Bridgeway Capital Management, LLC	Small Cap Value Fund	Adviser: VALIC Sub-Adviser: JPMIM

Small Cap Growth Fund	Adviser: VALIC Sub-Adviser: JPMIM

Global Equity Asset Class (International And Domestic)

Global Strategy Fund	Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc.	International Socially Responsible Fund	Adviser: VALIC Sub-Adviser: SunAmerica

International Equity Asset Class

Emerging Economies Fund	Adviser: VALIC Sub-Adviser: JPMIM	International Growth Fund	Adviser: VALIC Sub-Adviser: Morgan Stanley Investment Management Inc.

International Equities Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica	International Opportunities Fund	Adviser: VALIC Sub-Advisers: MFS and Delaware Investment Fund Advisers
		International Value Fund	Adviser: VALIC Sub-Adviser: WellsCap

4

Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser

Specialty Asset Class

Global Real Estate Fund	Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. (“Invesco”) And Goldman Sachs Sub-Sub-Adviser: Invesco Asset Management Limited, an affiliate of Invesco	Science & Technology Fund	Adviser: VALIC Sub-Advisers: T. Rowe Price, Allianz and Wellington Management

Invesco Balanced-Risk Commodity Strategy Fund	Adviser: Invesco

Hybrid Asset Class (Equity and Fixed Income)

Aggressive Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge Investments LLC (“PineBridge”)	T. Rowe Price Retirement 2040 Fund	Adviser: T. Rowe Price

Asset Allocation Fund	Adviser: VALIC Sub-Adviser: JPMIM	T. Rowe Price Retirement 2045 Fund	Adviser: T. Rowe Price

Conservative Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge	T. Rowe Price Retirement 2050 Fund	Adviser: T. Rowe Price

Dynamic Allocation Fund	Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	T. Rowe Price Retirement 2055 Fund	Adviser: T. Rowe Price

Moderate Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge	T. Rowe Price Retirement 2060 Fund	Adviser: T. Rowe Price

T. Rowe Price Retirement 2015 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Conservative Growth Fund

The LifeStrategy Funds do not
employ an investment advisor,
but benefit from the investment
advisory services provided to
the underlying funds in which
they invest. The investment
advisor to the underlying funds
is The Vanguard Group, Inc.
(“Vanguard”).

T. Rowe Price Retirement 2020 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Growth Fund
T. Rowe Price Retirement 2025 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Moderate Growth Fund

T. Rowe Price Retirement 2030 Fund	Adviser: T. Rowe Price	Vanguard Wellington Fund	Adviser: Wellington Management

T. Rowe Price Retirement 2035 Fund	Adviser: T. Rowe Price

Fixed Income Asset Class

Capital Conservation Fund	Adviser: VALIC Sub-Adviser: PineBridge	Inflation Protected Fund	Adviser: VALIC Sub-Adviser: Wellington Management

Core Bond Fund	Adviser: VALIC Sub-Adviser: PineBridge	International Government Bond Fund	Adviser: VALIC Sub-Adviser: PineBridge

Government Money Market I Fund	Adviser: VALIC Sub-Adviser: SunAmerica	Strategic Bond Fund	Adviser: VALIC Sub-Adviser: PineBridge

Government Money Market II Fund	Adviser: VALIC Sub-Adviser: SunAmerica	Vanguard Long-Term Investment-Grade Fund	Advisers: Wellington Management and Vanguard

Government Securities Fund	Adviser: VALIC Sub-Adviser: JPMIM	Vanguard Long-Term Treasury Fund	Adviser: Vanguard
High Yield Bond Fund	Adviser: VALIC Sub-Adviser: Wellington Management

The Dynamic Allocation Fund has an investment strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the Contract. In addition, the Dynamic Allocation Fund may enable the Company to more efficiently manage its financial risks associated with guarantees like living and death benefits, due in part to a formula developed by affiliated insurance companies and provided to the Sub-advisers. The formula used by the Sub-advisers is described in the Fund’s prospectus and may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Fund’s investment adviser and the Fund’s Board of Directors, including a majority of the Independent Directors. See the VALIC Company I prospectus and Statement of Additional Information for details.

5

For the period May 3, 2021 — May 23, 2021, the following Investment Restrictions table hereby replaces the Investment Restrictions table found on page B-4 of Appendix B in the prospectus. The table below reflects the Variable Account Options and/or Fixed Accounts available from May 3, 2021 — May 23, 2021. On and after May 24, 2021, please see Appendix B, page B-4, for Investment Restrictions.

Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30%-Minimum 100%-Maximum	0%-Minimum 70%-Maximum	0%-Minimum 10%-Maximum
Variable Account Options and/or Fixed Accounts

Fixed Account Plus

Short-Term Fixed Account

Capital Conservation Fund

Core Bond Fund

Government Money Market I Fund

Government Money Market II Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Strategic Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Dividend Value Fund

Dynamic Allocation Fund

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund

Global Real Estate Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

6

For the period May 3, 2021 — May 23, 2021, the following Investment Restrictions table hereby replaces the Investment Restrictions table found on page B-14 of Appendix B in the prospectus pertaining to Living Benefits Elected prior to December 26, 2012. The table below reflects the Variable Account Options and/or Fixed Accounts available from May 3, 2021 — May 23, 2021. On and after May 24, 2021, please see Appendix B, page B-14, of the prospectus for Investment Restrictions applicable to Living Benefits elected prior to December 26, 2012.

Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30%[4] Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Variable Account Options and/or Fixed Accounts

Fixed Account Plus

Short-Term Fixed Account

Capital Conservation Fund

Core Bond Fund

Government Money Market I Fund

Government Money Market II Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Strategic Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund[5]

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund[5]

Global Real Estate Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

[4]

20% of each investment, including Ineligible Purchase Payments (if any), is automatically allocated to Fixed Account Plus for as long as IncomeLOCK Plus remains in effect. (See also “Automatic Allocation to Fixed Account Plus” in this Appendix.)

[5]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

7

For the period May 3, 2021 — May 23, 2021, the following Investment Restrictions table hereby replaces the Investment Restrictions table found on page B-18 in Appendix B in the prospectus pertaining to IncomeLOCK. This table reflects the Variable Account Options and/or Fixed Accounts available from May 3, 2021 — May 23, 2021. On and after May 24, 2021, please see Appendix B, page B-18, for Investment Restrictions pertaining to IncomeLOCK.

Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	20% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Variable Account Options and/or Fixed Accounts

Fixed Account Plus

Short-Term Fixed Account

Capital Conservation Fund

Core Bond Fund

Government Money Market I Fund

Government Money Market II Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Strategic Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund[8]

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund[8]

Global Real Estate Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

[8]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund (formerly Global Equities Fund) is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

8

The Variable Annuity Life Insurance Company

Separate Account A

Units of Interest Under Group and Individual

Fixed and Variable Deferred Annuity Contracts

Portfolio Director® Plus, Portfolio Director 2, and Portfolio Director

For Series 1.20 to 13.20	May 3, 2021

Prospectus

The Variable Annuity Life Insurance Company (“VALIC”) offers certain series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as “Portfolio Director” in this prospectus), comprising group and individual fixed and variable deferred annuity contracts for Participants who receive certificates in certain employer-sponsored qualified retirement plans (the “Contracts”). Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer’s plan. The Contracts permit Participants to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer’s retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.

Any guarantees under the Contract, including the death benefit, that exceed the value of your interest in the VALIC Separate Account A (“Separate Account”) are paid from our general account (and not the Separate Account). Therefore, any amounts that we may pay under the Contract in excess of your interest in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.

This prospectus provides information employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.

A Statement of Additional Information, dated May 3, 2021, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-448-2542. The table of contents for the Statement of Additional Information (“SAI”) is shown at the end of this prospectus. The SAI has been filed with the Securities and Exchange Commission (“SEC”) and is available along with other related materials at the SEC’s internet web site (http://www.sec.gov).

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for variable account options available under your Contract are no longer sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from VALIC electronically by contacting us at 1-800-448-2542 or logging into your account at VALIC Online at www.aigrs.com.

You may elect to receive all future reports in paper free of charge. You can inform VALIC that you wish to continue receiving paper copies of your shareholder reports by contacting 1-866-345-5954 or visiting FundReports.com and providing the 20-digit unique ID located above or below your mailing address. Your election to receive reports in paper will apply to all variable account options available under your Contract.

Investment in the Contracts is subject to risk that may cause the value of the Owner’s investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments. The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Account Options

The Variable Account Options below are available on and after approximately May 24, 2021. Please see Supplement to Prospectus, dated May 3, 2021, for Variable Account Options available prior to May 24, 2021.

VALIC Company I Funds

Aggressive Growth Lifestyle Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Core Bond Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund

Global Real Estate Fund

Global Strategy Fund

Government Money Market I Fund

Government Securities Fund

Growth Fund

High Yield Bond Fund

Inflation Protected Fund

International Equities Index Fund

International Government Bond Fund

International Growth Fund

International Opportunities Fund

International Socially Responsible Fund

International Value Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Strategic Growth Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Nasdaq-100® Index Fund

Science & Technology Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

U.S. Socially Responsible Fund

Public Funds

American Beacon Bridgeway Large Cap Growth Fund

Ariel Appreciation Fund

Ariel Fund

Invesco Balanced-Risk Commodity Strategy Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

Vanguard Lifestrategy Conservative Growth Fund

Vanguard Lifestrategy Growth Fund

Vanguard Lifestrategy Moderate Growth Fund

Vanguard Long-Term Investment-Grade Fund

Vanguard Long-Term Treasury Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

3

Glossary of Terms

Unless otherwise specified in this prospectus, the words “we,” “us,” “our,” “Company,” and “VALIC” mean The Variable Annuity Life Insurance Company and the words “you” and “your” mean the Participant, or the individual purchasing an individual Contract.

Other specific terms we use in this prospectus are:

Account Value — the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

Annuitant — the individual (in most cases, you) to whom Payout Payments will be paid.

Annuity Service Center — VALIC Document Control, P.O. Box 15648, Amarillo, Texas 79105.

Assumed Investment Rate —The rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.

Beneficiary — the individual designated to receive Payout Payments upon the death of the Annuitant.

Business Day — any weekday that the New York Stock Exchange (“NYSE”) is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time (“Market Close”). On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.

Code — the Internal Revenue Code of 1986, as amended.

Contract Owner — the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

Division — the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

Fixed Account Option — an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC’s general account.

Guided Portfolio AdvantageSM  /Guided Portfolio Services® (“GPA” and “GPS”, respectively) — are financial advice services offered by VALIC Financial Advisors, Inc., a registered investment adviser and Company subsidiary. A separate investment advisory fee and agreement are required for either of these services, if available under an employer’s retirement plan.

Home Office — located at 2929 Allen Parkway, Houston, Texas 77019.

Living Benefit — an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time or as long as you and your spouse live, even if your entire Account Value has been reduced to zero. IncomeLOCK® +6, IncomeLOCK® +8 (together, “IncomeLOCK Plus”) and IncomeLOCK® are no longer available for purchase. See “Appendix B” for information on these Living Benefits.

Mutual Fund or Fund — the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

Participant — the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

Participant Year — a 12 month period starting with the issue date of a Participant’s Contract certificate and each anniversary of that date.

Payout Payments — annuity payments withdrawn in a steady stream during the Payout Period.

Payout Period — the time when you begin to withdraw your money in Payout Payments. This may also may be called the “Annuity Period.”

Payout Unit — a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

Proof of Death — a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

Purchase Payments — an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

Purchase Period — the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the “Accumulation Period.”

Purchase Unit — a unit of interest owned by you in your Variable Account Option.

Systematic Withdrawals — payments withdrawn on a regular basis during the Purchase Period.

VALIC Separate Account A or Separate Account — a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

Variable Account Option — investment options that correspond to Separate Account Divisions available under the Contracts.

4

Fee Tables

The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner/Participant Transaction Expenses

Maximum Surrender Charge (1)	5.00%
Maximum Loan Application Fee (per loan)	$75
State Premium Taxes (as a percentage of the amount annuitized) (2)	0-3.5%

The following table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds’ fees and expenses.

Annual Separate Account Charges

Annual Variable Account Option Maintenance Charge ($3.75/quarter, annualized) (3)	$15

The information in the Mortality and Expense Risk Separate Account Charges table below applies on and after May 24, 2021. For information applicable to the period May 3, 2021 – May 23, 2021, please refer to the fee table in the Supplement to Prospectus, dated May 3, 2021.

Mortality and Expense Risk Separate Account Charges for each Variable Account Option (as a percentage of average daily net asset value allocated to the Variable Account Option)	Maximum Separate Account Charge (%) (4)	Separate Account Reimbursement or Credit (%) (5)	Current (Net) Separate Account Charge (%)
VALIC Company I Funds (6) (34 Funds) (excludes VALIC Company I Lifestyle Funds)	0.80	—	0.80
Lifestyle Funds (3 Funds)	0.80	(0.15)(7)	0.65
Public Funds
American Beacon Bridgeway Large Cap Growth Fund (Investor Shares)	1.05	(0.25)	0.80
Ariel Appreciation Fund (Investor Shares)	1.05	(0.25)	0.80
Ariel Fund (Investor Shares)	1.05	(0.25)	0.80
Invesco Balanced-Risk Commodity Strategy Fund (R5 Shares)	1.05	(0.25)	0.80
T. Rowe Price Retirement Funds (Advisor Shares) 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, 2055 Fund, 2060 Fund	1.05	(0.25)	0.80
Vanguard LifeStrategy Funds (Investor Shares) Conservative Growth Fund, Growth Fund, Moderate Growth Fund	1.05	—	1.05
Vanguard Long-Term Investment-Grade Fund (Investor Shares)	1.05	(0.25)	0.80
Vanguard Long-Term Treasury Fund (Investor Shares)	1.05	(0.25)	0.80
Vanguard Wellington Fund (Investor Shares)	1.05	—	1.05
Vanguard Windsor II Fund (Investor Shares)	1.05	—	1.05

Optional IncomeLOCK Plus Fee

If you elected this optional Living Benefit feature, the fee for IncomeLOCK Plus is calculated as a percentage of the Benefit Base.(8)

Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate (9)
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%

Total Annual Fund Operating Expenses

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail about each Funds’ fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum (10)	Maximum (11)
(Expenses that are deducted from Fund assets, including management fees, other expenses, distribution and service (including any 12b-1) fees, if applicable)	0.12%	1.37%

5

Footnotes to the Fee Tables

(1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in the surrender charge are available if certain conditions are met. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” and “Exceptions to Surrender Charge.”

(2) If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Payout Period. See “Premium Tax Charge” section and “Appendix C — State Contract Variability.”

(3) Reductions in the account maintenance charge are available if certain conditions are met. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” and “Exceptions to Surrender Charge.”

(4) See “Purchase Unit Value” in the SAI for a discussion of how the separate account charges impact the calculation of each Division’s unit value. Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.”

(5) For these Variable Account Options, the Separate Account Charges for these Divisions currently are reduced voluntarily by VALIC. See “Separate Account Expense Reimbursements or Credits.”

(6) See cover page for a list of the VALIC Company I Variable Account Options.

(7) Effective approximately May 24, 2021, the Separate Account Charges for the VALIC Company I Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, and the Moderate Growth Lifestyle Fund are reduced voluntarily by VALIC. The voluntary reduction will end on or about April 30, 2023. See “Separate Account Expense Reimbursements or Credits.”

(8) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B.”

(9) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your Fee Rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the average value of the VIX from one Benefit Quarter to the next Benefit Quarter. For the formula to calculate the fee, see “Appendix B.”

Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	0.60%	2.20%	+/-0.25%
Two Covered Persons	0.60%	2.70%	+/-0.25%

*	The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).

In accordance with the investment requirements associated with the election of a Living Benefit, you may, but are not required to, invest a portion of your assets in the Dynamic Allocation Fund. The Dynamic Allocation Fund utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the equity market is in a prolonged state of higher volatility, your Fee Rate may be increased due to VIX indexing and the Dynamic Allocation Fund may decrease its exposure to equity markets, thereby potentially reducing the likelihood that you will achieve a higher Anniversary Value. Additionally, the increased fee will continue to be applied against your fixed and separate account assets compromising the Benefit Base. Conversely, when the equity market is in a prolonged state of lower volatility, your Fee Rate may be decreased and the Dynamic Allocation Fund may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.

(10) The Fund with the lowest total annual fund operating expenses is the Vanguard LifeStrategy Conservative Growth Fund. However, the Vanguard Long-Term Treasury Fund Variable Account Option has the lowest combined expenses, which includes the net Separate Account Charges and total fund annual fund operating expenses (0.80% and 0.20%, respectively).

(11) The Fund with the highest total annual fund operating expenses is the Invesco Balanced-Risk Commodity Strategy Fund. The Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that the Fund’s total annual fund operating expenses exceed 1.15% of the Fund’s average daily net assets. Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. Unless Invesco continues the expense limit/fee waiver agreements, they will terminate on February 28, 2022 and June 30, 2022, respectively. During their terms, the agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without the approval of the Fund’s Board of Trustees. See the Fund’s prospectus for additional information.

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Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner/Participant transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses. Each example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Your actual costs may be higher or lower than the examples below.

The first set of examples assumes you invest in the Variable Account Option with the maximum total fund expenses (1.37%) and Separate Account Charges 0.80% for total combined expenses of 2.17% (Invesco Balanced-Risk Commodity Strategy Fund).

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$697	$1,210	$1,736	$2,640

(2) If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$235	$723	$1,236	$2,640

The second set of examples assumes you invest in the Variable Account Option with the minimum total fund expenses (0.20%) and Separate Account Charges 0.80% for total combined expenses of 1.00% (Vanguard Long-Term Treasury Fund).

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$584	$863	$1,126	$1,371

(2) If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$117	$363	$626	$1,371

The third set of examples is applicable if you previously elected the IncomeLOCK Plus feature and assumes you invest in the Variable Account Option with the maximum total fund expenses (1.37%) and Separate Account Charges 0.80%for total combined expenses of 2.17% (Invesco Balanced-Risk Commodity Strategy Fund), and election of the IncomeLOCK Plus feature for Two Covered Persons (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.70% for remaining years).

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$825	$1,955	$2,958	$5,015

(2) If you annuitize your Contract or you do not surrender your Contract (the IncomeLOCK Plus feature terminates at annuitization):

1 Year	3 Years	5 Years	10 Years
$369	$1,506	$2,509	$5,015

Note: These examples should not be considered representative of past or future expenses for any Variable Account Option or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

For Purchase Unit data for each of the Variable Account Options offered by this prospectus, which includes annual beginning and ending unit values and the number of units outstanding at the end of each period, see “Appendix A — Selected Purchase Unit Data.”

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Highlights

The Portfolio Director Fixed and Variable Annuity is a Contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has a Purchase Period and a Payout Period. During the Purchase Period, you invest money in your Contract. The Payout Period begins when you start receiving income payments from your annuity to provide for your retirement.

Purchase Requirements:    Purchase Payments may be made at any time and in any amount, subject to plan, VALIC, or Code limitations. The minimum amount to establish a new Multi-Year Enhanced Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company. The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. For more information on Purchase Payments, refer to the “Purchase Period.”

Right to Cancel:    You may cancel your Contract within 20 days after receiving it (or whatever period is required in your state). We will return your original Purchase Payment or whatever your Contract is worth on the day that we receive your request, depending on your state law. See “Other Contract Features.”

Expenses:    There are fees and charges associated with the Contract. During the Purchase Period, if any portion of your account is invested in a Variable Account Option, a quarterly account maintenance charge of $3.75 is charged to your account. The Contract maintenance charge may be waived for certain group contracts. We also deduct Separate Account Charges of up to 1.05% annually of the average daily value of your Contract allocated to the Variable Account Options. See the “Fee Tables” and “Fees and Charges.”

Living Benefits:    A Living Benefit is a guaranteed minimum withdrawal benefit and is designed to help you create a guaranteed income stream for as long as you live, or as long as you and your spouse live, even if the entire Account Value has been reduced to zero, provided withdrawals taken are within the parameters of the applicable feature. A Living Benefit may offer protection in the event your Account Value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. Living Benefits (IncomeLOCK +6, IncomeLOCK +8 and IncomeLOCK) are no longer available for purchase. See “Appendix B” for information on these Living Benefits.

Federal Tax Information:    Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those established under Code sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Before purchasing a deferred annuity for use in a qualified retirement plan or program, you should seek tax advice from your own tax advisor. For a more detailed discussion of these income tax provisions, see “Federal Tax Matters.”

Surrender Charges:    Under some circumstances, a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled “Fees and Charges — Surrender Charge.” When this happens, the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you have made to your account during the last 60 months. See the above mentioned section for exceptions to this procedure.

Withdrawals from a Multi-Year Enhanced Option prior to the end of the applicable MVA term will be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn.

However, the market value adjustment will not reduce the amount invested in the Multi-Year Enhanced Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which, for plans other than section 457(b) plans, generally include a tax penalty on withdrawals made prior to age 59 1/2, unless an exception applies.

Access to Your Money:    You may withdraw money from your Contract during the Purchase Period. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Payout Period are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See “Surrender of Account Value” and “Federal Tax Matters.”

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Loans:    Portfolio Director offers a tax-free loan provision for tax-qualified contracts, other than individual retirement plans (“IRAs”), which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer’s plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid). If you elected IncomeLOCK Plus, see Appendix B for limitations on your ability to take loans.

Transfers:    There is no charge to transfer the money in your account among Portfolio Director’s investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period, subject to certain rules.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. Up to 20% of your Fixed Account Plus Account Value may be transferred during each Participant Year to other investment options. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Amounts invested in a Multi-Year Enhanced Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each Participant Year.

Transfers can be made by calling VALIC’s toll-free transfer service at 1-800-448-2542. For more information on account transfers, see “Transfers Between Investment Options.”

Income Options:    When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis, or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. See “Payout Period.”

Death Benefits:    Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. The death benefits are automatically included in your Contract for no additional fee. If death occurs during the Purchase Period, Portfolio Director offers an interest-guaranteed death benefit or the standard death benefit. If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. Note that the death benefit provisions may vary from state to state. See “Death Benefits.”

Inquiries:    If you have questions about your Contract, call your financial professional or contact us at 1-800-448-2542.

All material state variations are described in Appendix C.

Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the Contract, as well as the risks of investing.

General Information

About the Contracts

The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer’s plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options. For Contracts purchased under a retirement plan, the plan may designate the available investment options under the Contract, and may be required to provide direction regarding additions or replacements of investment options. Plans subject to Title I of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) may be subject to additional plan and Contract provisions.

The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called “Purchase Payments.” The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array

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of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see “Purchase Period” and “Payout Period.”

About VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. On November 5, 1968, the name was changed to The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

On August 29, 2001, SunAmerica Financial Group, Inc., formerly American General Corporation (“SAFG”), a holding company and VALIC’s indirect parent company, was acquired by American International Group, Inc., a Delaware corporation (“AIG”). As a result, VALIC is an indirect, wholly-owned subsidiary of AIG. AIG is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.

More information about AIG may be found in the regulatory filings AIG files from time to time with the SEC at www.sec.gov.

American Home Assurance Company

The information below is applicable to you only if your Contract or Certificate was issued December 29, 2006 or earlier.

Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company (“American Home”), an affiliate of the Company. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company’s Contract owners can enforce the guarantee directly.

American Home provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the “Guarantee”) with respect to Contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern time (“Point of Termination”). Pursuant to its terms, the Guarantee will not apply to any group or individual Contract or Certificate issued after the Point of Termination. The Guarantee will remain in effect for any Contract or Certificate issued prior to the Point of Termination until all insurance obligations under such Contracts or Certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its Contracts and Certificates, regardless of issue date, in accordance with the terms of those Contracts and Certificates.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home’s principal executive office is located at 175 Water Street, New York, New York 10038. On or about May 14, 2021, American Home’s principal executive office will be located at 1271 Avenue of the Americas, New York, New York 10020. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.

About VALIC Separate Account A

When you direct money to the Contract’s Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call “Divisions.” Each Division invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the VALIC Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended, (the “1940 Act”). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933, as amended (the “1933 Act”).

VALIC Separate Account A is administered and accounted for as part of the Company’s business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC

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Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts. The commitments under the Contracts are VALIC’s, and AIG and SAFG have no legal obligation to back these commitments.

Units of Interest

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day’s performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

Distribution of the Contracts

As of the date of this prospectus, the principal underwriter and distributor for VALIC Separate Account A is AIG Capital Services, Inc. (“ACS” or “Distributor”). ACS, an affiliate of the Company, is located at 21650 Oxnard Street, Suite 750, Woodland Hills, California 91367-4997. For more information about the Distributor, see “Distribution of Variable Annuity Contracts” in the SAI.

The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority (“FINRA”), unless such broker-dealers are exempt from the broker-dealer registration requirements of the Securities Exchange Act of 1934, as amended. VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of VALIC financial professionals.

VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC’s general overhead and are not charged back to employers, group employee benefit plans or plan participants.

VALIC financial professionals who sell the Contracts will be compensated for such sales by commissions ranging up to 5.0% of each first-year Purchase Payment. The financial professionals will receive commissions of up to 0.85% for level Purchase Payments in subsequent years and up to 5.0% on increases in the amount of Purchase Payments in the year of the increase. During the first two years of employment, financial professionals may also receive developmental commissions of up to 4% for each first-year Purchase Payment and for increases in the amount of Purchase Payments. As well, financial professionals can also receive an Enrollment Payment where the amount of the payment varies based on the number of total enrollments written by the financial professional and on the expected annualized Purchase Payments of the Participant.

VALIC also distributes its products through independent broker-dealers, some of which are appointed by an employer to provide services in a retirement plan. Whether offered in a retirement plan or as an IRA or a non-qualified Contract, VALIC will pay independent broker-dealers for services/sales through the payment of a commission up to 4.00% of each Purchase Payment and an annual trail (a reduced commission paid after the initial purchase).

For more information about how your financial professional may be compensated, please contact your financial professional.

In addition, the Company and the Distributor may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the “Fees and Charges” section in this prospectus.

VALIC maintains ongoing relationships with various organizations and associations, including trade associations, unions, and other industry groups, to which VALIC makes sponsorship payments for marketing and advertising opportunities. These marketing and advertising opportunities may take the form of participation in leadership and recognition events, educational conferences, speaking opportunities, booth space and signage at membership conferences and similar events, and membership dinners. Such payments are typically flat fees (either one-time or recurring) and are not based on transactions or sales.

VALIC also has ongoing relationships with retirement plan sponsors. As part of these ongoing relationships, VALIC may sponsor events and seminars for plan participants that provide education for plan participants, as well as marketing and advertising opportunities for VALIC. Such sponsorships may include providing occasional meals, entertainment, or nominal gifts to the extent permitted by FINRA rules.

These sponsorships may be considered endorsements of VALIC products, may result in additional annuity sales to plan participants, and provide an incentive to these organizations, associations, and plan sponsors to promote VALIC’s products and services.

VALIC and/or its affiliates receive payments from fund sponsors and service providers that voluntarily choose to participate in,

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and that are designed to defray the costs associated with, VALIC-sponsored or affiliate-sponsored conferences, seminars, training or other educational events where such funds or other related services are discussed and that are attended by VALIC employees, employees of our affiliates and/or plan sponsors and plan consultants.

Administration of the Contracts

VALIC is responsible for the administrative servicing of your Contract. Please contact the Annuity Service Center at 1-800-448-2542, if you have any comments, questions or service requests.

Business Disruption and Cyber Security Risks.    We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your Contract value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Funds, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. Despite our implementation of policies and procedures that address physical, administrative and technical safeguards and controls and other preventative actions to protect customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the underlying Funds or our service providers will avoid losses affecting your Contract and personal information due to cyber-attacks or information security breaches in the future.

Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate Purchase Unit values or process other Contract-related transactions, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.

Fixed and Variable Account Options

The Contracts offer a choice from among several Variable Account Options and five Fixed Account Options. Depending on the selection made by your employer’s plan, if applicable, there may be limitations on which and how many investment options Participants may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.

This prospectus describes a Contract in which units of interest in VALIC’s Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different Mutual Fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned.

Fixed Account Options

Portfolio Director features up to five guaranteed fixed options that are each part of the general account assets of the Company. These assets are invested in accordance with applicable state regulations to provide fixed-rate earnings and guarantee safety of principal. The guarantees under the Fixed Account Options are subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act.

Dollar Cost Averaging Fixed Accounts

You may invest initial Purchase Payments in the Dollar Cost Averaging (“DCA”) Fixed Accounts, if available. You may also invest a series of Subsequent Purchase Payments received over

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the first 30 days from the date of the initial Purchase Payment. Transfers and exchanges from any affiliated VALIC product are not permitted. See “Dollar Cost Averaging Program” below for more information.

The minimum Purchase Payment amounts for the DCA Fixed Account Options are as follows:

DCA Fixed Account Minimum Purchase Payment

6-Month = $25,000 *

12-Month = $25,000 *

•	You may not make a transfer from a Variable Account Option or available Fixed Account Option into a DCA Fixed Account Option.

•

Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to an available Fixed or Variable Account Option according to your current allocation instructions on file.

*	The DCA Fixed Account Minimum Purchase Payment for Contracts issued in Oregon is $5,000.

Fixed Account Options	Investment Objective
Fixed Account Plus	This account provides fixed-return investment growth for the long-term. It is credited with interest at rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated. Purchase Payments allocated to Fixed Account Plus will receive a current rate of interest. There are limitations on transfers out of this option. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Short-Term Fixed Account	This account provides fixed-return investment growth for the short-term. It is credited with interest at rates set by VALIC, which may be lower than the rates credited to Fixed Account Plus, above. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated.

Multi-Year Enhanced Option (“Multi-Year Option”)	This account is a long-term investment option, providing a guaranteed interest rate for a guaranteed period (three, five, seven, or ten years) (“MVA Term”). See your Contract for minimum investment amounts and other requirements and restrictions. This option may not be available in all employee plans or states. All MVA Terms may not be available. See your financial professional for information on the MVA Terms that are currently offered.

DCA Fixed Account 6-month & DCA Fixed Account 12-month	Each account is a short-term investment option providing a guaranteed interest rate for money invested in the option but prior to being systematically transferred to the designated Variable Account Options. It is credited with interest rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Purchase Payments allocated to the DCA Fixed Account Option will receive a current rate of interest. Purchase Payments may be credited with a different rate of interest depending on the time period in which it is received by VALIC. This option may not be available in all states.

Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month, and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. You may obtain current interest rates by calling the Annuity Service Center or speaking with your financial professional. VALIC guarantees that all contributions received during a calendar month will receive that month’s current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.

Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed account options, VALIC will declare annual fixed account crediting rates each Contract year, and this rate will never be lower than the minimum guaranteed rate as referenced in your Contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the Contract withdrawal charge period and the number of years since your annuity Contract was issued.

DCA Interest Rate Crediting. DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account Option but will never be less than the minimum guaranteed interest rate specified in your Contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using

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a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

Dollar Cost Averaging Program

Under the DCA Program, systematic transfers of the value will be processed from the applicable DCA Fixed Account (“source account”) to any available Variable Account Options (“target account”). For example, if you select the DCA Fixed Account 6-month Option, 1/6 of your Account Value will be transferred the first month, 1/5 of the Account Value the 2nd month, 1/4 of the Account Value the 3rd month, 1/3 of the Account Value the 4th month, 1/2 the Account Value the 5th month and the balance of the option the 6th month. At the end of the selected period, there should be no money left in the DCA Fixed Account Option.

The DCA Program allows you to invest gradually in available Variable Account Options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your risk tolerance for investing through periods of fluctuating price levels.

Example of DCA Program

Assume that you deposit the minimum of $25,000 into the DCA Fixed Account – 6 month Option. The DCA program will systematically transfer the deposits and interest from the DCA Fixed Account to your designated Variable Account Options. Assume a DCA Fixed Account earns a minimum interest credited rate of 1%, and these amounts are transferred to a single Variable Account Option over the six months, and that this Variable Account Option has the Unit Values shown below. For this example, the DCA Program purchases would have the following values:

Month	Unit Value	Units Purchased
1	$7.50	556
2	$5.00	835
3	$10.00	418
4	$7.50	557
5	$5.00	837
6	$7.50	558

You paid an average price of only $6.67 per Unit over six months, while the average market price actually was $7.08. With Dollar Cost Averaging, you automatically buy more Units when the market price is low and fewer Units when the market price is high. This example is for illustrative purposes only.

DCA Program Guidelines

•	Fixed Accounts are not available as target accounts for the DCA Program.

•	Transfers occur on a monthly periodic schedule.

•	Transfers resulting from your participation in the DCA Program are not counted towards the number of transfers allowed per contract year.

Termination of DCA Program

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the applicable DCA Fixed Account, we transfer the remaining money according to your current allocation instructions on file. Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.

We reserve the right to terminate or modify the DCA Program at any time and for any reason. Any such termination or modification, however, will not affect Contract Owners currently enrolled in a DCA Fixed Account Option.

Variable Account Options

The Contracts enable you to participate in Divisions that represent the Variable Account Options shown below. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. We reserve the right to limit the investment options available under your Contract if you elected a Living Benefit, as described in Appendix B below.

Several of the Variable Account Options offered through VALIC’s Separate Account A are also available to the general public (retail investors) outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. These funds are listed in the front of the prospectus as “Public Funds.” If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Public Funds will not be available within your Contract, due to Code requirements concerning investor control.

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Therefore, the nonqualified annuities listed above and ineligible deferred compensation 457(f) plans and private sector top-hat plans (generally, an unfunded deferred compensation plan maintained by an employer primarily for the purpose of providing deferred compensation for a select group of management or highly-compensated employees) may invest only in VALIC Company I.

The Variable Account Options shown below are grouped by asset class (e.g., domestic large-cap equity, small-cap equity, fixed income, and others). We also identify each Fund’s investment adviser and, if applicable, investment sub-adviser. See the separate Fund prospectuses for more detailed information on each Fund’s management fees and total expenses, investment objective, strategies and risks, as well as a history of any changes to a Fund’s investment adviser or sub-adviser. You should read the prospectuses carefully before investing. Additional copies are available from VALIC at 1-800-448-2542 or online at www.aigrs.com.

Refer to your employer’s retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.

Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as “shared funding.” These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as “mixed funding.” There are certain risks associated with mixed and shared funding, such as potential conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund’s prospectus.

Investors seeking to achieve long term retirement security generally are encouraged to give careful consideration to the benefits of a well balanced and diversified investment portfolio. As just one example, investing one’s total retirement savings in a limited number of investment options may cause that individual’s retirement savings to not be adequately diversified. Spreading those assets among different types of investments can help an investor achieve a favorable rate of return in changing market or economic conditions that may cause one category of assets or particular security to perform very well while causing another category of assets or security to perform poorly. Of course, diversification is not a guarantee of gains or against losses. However, it can be an effective strategy to help manage investment risk.

SunAmerica Asset Management, LLC (“SunAmerica”) is affiliated with the adviser, VALIC, due to common ownership.

The following list of Variable Account Options and corresponding Adviser/Sub-Adviser information applies on and after approximately May 24, 2021. Please see Supplement to Prospectus, dated May 3, 2021, for Variable Account Options available prior to May 24, 2021.

Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser
Domestic Large-Cap Equity Asset Class

American Beacon Bridgeway Large Cap Growth Fund	Adviser: American Beacon Advisors, Inc. Sub-Adviser: Bridgeway Capital Management, Inc.	Nasdaq-100® Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Blue Chip Growth Fund	Adviser: VALIC Sub-Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)	Stock Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Capital Appreciation Fund	Adviser: VALIC Sub-Adviser: BMO Asset Management Corp.	Systematic Core Fund	Adviser: VALIC Sub-Adviser: Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)

Dividend Value Fund	Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC (“BlackRock”) and SunAmerica	Systematic Value Fund	Adviser: VALIC Sub-Adviser: Wellington Management Company LLP (“Wellington Management”)

Growth Fund	Adviser: VALIC Sub-Advisers: BlackRock and SunAmerica	U.S. Socially Responsible Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Large Capital Growth Fund	Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company (“MFS”)	Vanguard Windsor II Fund	Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC

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Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser

Domestic Mid-Cap Equity Asset Class

Ariel Appreciation Fund	Adviser: Ariel Investments, LLC	Mid Cap Strategic Growth Fund	Adviser: VALIC Sub-Advisers: Janus Capital Management LLC (“Janus”) and Allianz Global Investors U.S., LLC (“Allianz”)

Mid Cap Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica	Mid Cap Value Fund	Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management

Domestic Small-Cap Equity Asset Class

Ariel Fund	Adviser: Ariel Investments, LLC	Small Cap Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Small Cap Growth Fund	Adviser: VALIC Sub-Adviser: J.P. Morgan Investment Management Inc. (“JPMIM”) and T. Rowe Price	Small Cap Special Values Fund	Adviser: VALIC Sub-Advisers: Wells Capital Management Incorporated (“WellsCap”)

		Small Cap Value Fund	Adviser: VALIC Sub-Adviser: JPMIM

Global Equity Asset Class (International And Domestic)

Global Strategy Fund	Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc.	International Socially Responsible Fund	Adviser: VALIC Sub-Adviser: SunAmerica

International Equity Asset Class

Emerging Economies Fund	Adviser: VALIC Sub-Adviser: JPMIM	International Growth Fund	Adviser: VALIC Sub-Adviser: Morgan Stanley Investment Management Inc.

International Equities Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica	International Opportunities Fund	Adviser: VALIC Sub-Advisers: MFS and Delaware Investment Fund Advisers
		International Value Fund	Adviser: VALIC Sub-Adviser: WellsCap

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Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser

Specialty Asset Class

Global Real Estate Fund	Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. (“Invesco”) and Goldman Sachs Sub-Sub-Adviser: Invesco Asset Management Limited, an affiliate of Invesco	Invesco Balanced-Risk Commodity Strategy Fund	Adviser: Invesco
		Science & Technology Fund	Adviser: VALIC Sub-Advisers: T. Rowe Price, Allianz and Wellington Management

Hybrid Asset Class (Equity and Fixed Income)

Aggressive Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge Investments LLC (“PineBridge”)	T. Rowe Price Retirement 2040 Fund	Adviser: T. Rowe Price

Asset Allocation Fund	Adviser: VALIC Sub-Adviser: JPMIM	T. Rowe Price Retirement 2045 Fund	Adviser: T. Rowe Price

Conservative Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge	T. Rowe Price Retirement 2050 Fund	Adviser: T. Rowe Price

Dynamic Allocation Fund	Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	T. Rowe Price Retirement 2055 Fund	Adviser: T. Rowe Price

Moderate Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge	T. Rowe Price Retirement 2060 Fund	Adviser: T. Rowe Price

T. Rowe Price Retirement 2015 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Conservative Growth Fund

The LifeStrategy Funds do not employ an investment advisor, but benefit from the investment advisory services provided to the underlying funds in which they invest. The investment advisor to the underlying funds is The Vanguard Group, Inc. (“Vanguard”).

T. Rowe Price Retirement 2020 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Growth Fund
T. Rowe Price Retirement 2025 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Moderate Growth Fund
T. Rowe Price Retirement 2030 Fund	Adviser: T. Rowe Price

T. Rowe Price Retirement 2035 Fund	Adviser: T. Rowe Price	Vanguard Wellington Fund	Adviser: Wellington Management

Fixed Income Asset Class

Core Bond Fund	Adviser: VALIC Sub-Adviser: PineBridge	Inflation Protected Fund	Adviser: VALIC Sub-Adviser: Wellington Management

Government Money Market I Fund	Adviser: VALIC Sub-Adviser: SunAmerica	International Government Bond Fund	Adviser: VALIC Sub-Adviser: PineBridge

Government Securities Fund	Adviser: VALIC Sub-Adviser: JPMIM	Vanguard Long-Term Investment-Grade Fund	Advisers: Wellington Management and Vanguard

High Yield Bond Fund	Adviser: VALIC Sub-Adviser: Wellington Management	Vanguard Long-Term Treasury Fund	Adviser: Vanguard

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The Dynamic Allocation Fund has an investment strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the Contract. In addition, the Dynamic Allocation Fund may enable the Company to more efficiently manage its financial risks associated with guarantees like living and death benefits, due in part to a formula developed by affiliated insurance companies and provided to the Sub-advisers. The formula used by the Sub-advisers is described in the Fund’s prospectus and may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Fund’s investment adviser and the Fund’s Board of Directors, including a majority of the Independent Directors. See the VALIC Company I prospectus and Statement of Additional Information for details.

A detailed description of the fees and investment objective, strategies, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available online at www.aigrs.com.

Purchase Period

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which your Contract was purchased. The Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.

Account Establishment

You may establish an account through a financial professional. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts (“individual contracts”).

The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. Minimum initial and subsequent Purchase Payments are as follows:

Contract Type	Initial Payment	Subsequent Payment
Periodic Payment	$30	$30
Single Payment	$1,000	-0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

When an initial Purchase Payment is accompanied by an application, we will promptly:

•

Accept the application and establish your account within 2 Business Days. We will also apply your Purchase Payment by crediting the amount, effective the date we accept your application, to the Fixed or Variable Account Option(s) selected; or

•

Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, effective the date we accept your application, by crediting the amount to the Fixed or Variable Account Option(s) selected; or

•	Reject the application and return the Purchase Payment.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

Return Purchase Payments.    If we do not have your name, address or Social Security Number (“SSN”), we will return the Purchase Payment to your employer unless this information is immediately provided to us; or

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Employer-Directed Account.    At the direction of your employer, provided on a form acceptable to VALIC and accompanied by certain necessary information (such as name, address, and SSN), we may establish an account for you. In that case we will deposit your Purchase Payment in an “Employer-Directed” account invested in a Money Market Division, or other investment options chosen by your employer, and provide a Contract or certificate. If you want a financial professional to assist you in allocating these amounts, you will first need to provide certain personal and financial information that may be required by the advisor in order to provide such assistance; or

Starter Account.    If we have your name, address and SSN, but we do not have an agreement with your employer for employer directed accounts, we will deposit your Purchase Payment in a “starter” account invested in the Money Market Division option available for your plan or other investment options chosen by your employer. We will send you a follow-up letter requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulatory authority.

When Your Account Will Be Credited

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer’s or the individual’s responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be “in good order” before it can be posted to your account. “In good order” means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee’s name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).

If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received after Market Close will be credited the next Business Day.

Note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the Business Day all required information is received.

Purchase Units

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following Market Close. Purchase Units may be shown as “Number of Shares” and the Purchase Unit values may be shown as “Share Price” on some account statements. See “Purchase Unit Value” in the SAI for more information and an illustration of the calculation of the unit value.

Calculation of Value for Fixed Account Options

The Fixed Account Plus, Short-Term Fixed Accounts, and DCA Fixed Accounts are part of the Company’s general assets. The Multi-Year Option may be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the “Fixed and Variable Accounts Options” section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company’s general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

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The value of your Fixed Account Option is calculated on a given Business Day as shown below:

Value of Your Fixed Account Options*
=	(equals) All Purchase Payments made to the Fixed Account Options
+	(plus) Amounts transferred from Variable Account Options to the Fixed Account Options
+	(plus) All interest earned
–	(minus) Amounts transferred or withdrawn from Fixed Account Options (including applicable fees and charges)

*	This value may be subject to a market value adjustment under the Multi-Year Option.

Calculation of Value for Variable Account Options

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in the “Fixed and Variable Account Options” section in this prospectus and in each Mutual Fund’s prospectus. The Purchase Unit value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See “Fees and Charges.” Your account will be credited with the applicable number of Purchase Units, including any dividend or capital gains per share declared on behalf of the underlying Fund as of that day. If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day’s Purchase Unit value. Purchase Payments in good order received by our bank after Market Close will be credited the next Business Day and will receive the next Business Day’s Purchase Unit value. Because Purchase Unit values for each Variable Account Option change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

During periods of low short-term interest rates, and in part due to Contract fees and expenses, the yield of the Government Money Market I Fund may become extremely low and possibly negative. If the daily dividends paid by the underlying mutual fund are less than the daily portion of the Separate Account Charges, the Purchase Unit value will decrease. In the case of negative yields, your investment in the Variable Account Option, which invests in the Government Money Market I Fund, will lose value.

Stopping Purchase Payments

You may stop Purchase Payments at any time. You may resume Purchase Payments thereafter during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.

Transfers Between Investment Options

You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers you can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. You will be notified of any changes to this policy through newsletters or information posted online at www.aigrs.com.

During the Purchase Period — Policy Against Market Timing and Frequent Transfers

VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or “market timing” organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading may also raise fund expenses, such as recordkeeping and transaction costs, and can potentially harm fund performance. Further, excessive

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trading may harm fund investors, as the excessive trader takes security profits intended for the entire fund, and could force securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy could cause the fund’s performance to suffer, and exerts downward pressure on the fund’s price per share.

Accordingly, VALIC implemented certain policies and procedures intended to hinder short-term trading. If you sell Purchase Units in a Variable Account Option valued at $5,000 or more, whether through an exchange, transfer, or any other redemption, you will not be able to make a purchase of $5,000 or more in that same Variable Account Option for 30 calendar days.

This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:

•	Plan-level or employer-initiated transactions;

•	Purchase transactions involving transfers of assets or rollovers;

•	Retirement plan contributions, loans, and distributions (including hardship withdrawals);

•	Roth IRA conversions or IRA recharacterizations;

•	Systematic purchases or redemptions; or

•	Trades of less than $5,000.

Transfers resulting from your participation in the GPS Portfolio Manager Program or GPA Program administered by VALIC Financial Advisors, Inc. will not count against these transfer limitations.

As described in a Fund’s prospectus and statement of additional information, in addition to the above, fund purchases, transfers and other redemptions may be subject to other investor trading policies, including redemption fees, if applicable. Certain Funds may set limits on transfers in and out of a Fund within a set time period in addition to or in lieu of the policy above. Also, an employer’s benefit plan may limit an investor’s rights to transfer.

We intend to enforce these investor trading policies uniformly. We make no assurances, however, that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the investment options and dilution of long-term performance returns. Thus, your account value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.

The Fixed Account Options are subject to additional restrictions:

Fixed Account Option	Value	Frequency	Other Restrictions
Fixed Account Plus:	Up to 20% per Participant Year	At any time	If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days may receive a different rate of interest than your new Purchase Payments.(1)

	100%	At any time	If Account Value is less than or equal to $500.

Short-Term Fixed Account:	Up to 100%	At any time	After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for 90 days.(2)

Multi-Year Option(3):	Up to 100%	At any time	Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA Band will require a minimum transfer amount, as described in the Contract.(4)

DCA Fixed Account 6-month & DCA Fixed Account 12-month(5):	100%	At any time	Transfers can be made from a DCA Fixed Account Option at any time. Only money remaining in the Option will earn interest. Transfers from other Options are not allowed into the DCA Fixed Account Options at any time.

(1)	Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer’s retirement plan.
(2)	VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3)	The Multi-Year Option may not be available unless it has been selected as an option for your employer’s retirement plan.
(4)	The minimum transfer amount may be changed from time to time by the Company.
(5)	The DCA Fixed Account 6-month & DCA Fixed Account 12-month Options are only available for individual retirement annuities.

Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.

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Communicating Transfer or Reallocation Instructions

Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self-service automated phone system (VALIC by Phone), or in writing. We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.

Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial professionals or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

Effective Date of Transfer

The effective date of a transfer will be:

•	The date of receipt, if received in our Home Office before Market Close; otherwise,

•	The next date values are calculated.

Transfers During the Payout Period

During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made between the Contract’s investment options subject to the following limitations:

Payout Option	% of Account Value	Frequency
Variable Payout:	Up to 100%	Once every 365 days
Combination Fixed and Variable Payout:	Up to 100% of money in variable option payout	Once every 365 days
Fixed Payout:	Not permitted	N/A

Fees and Charges

By investing in Portfolio Director, you may be subject to these fees and charges:

•	Account Maintenance Charge

•	Surrender Charge

•	Premium Tax Charge

•	Separate Account Charges

•	Market Value Adjustment

•	Other Charges

These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the “Fee Tables.” In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section. More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund, available at www.aigrs.com.

Account Maintenance Charge

During the Purchase Period an account maintenance charge of $3.75 will be deducted on the last Business Day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed pro-rata among the Variable Account Options that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.

The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. Certain Contracts may not be subject to this charge, as described below.

Surrender Charge

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. If you request a partial surrender of your Account Value, a surrender charge would apply to any amount that exceeds the 10% free withdrawal allowed for any Participant Year. See below for exceptions to this charge. It is assumed that any new Purchase Payments are withdrawn before older ones; thus, the last dollar in is the first dollar out.

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See below for exceptions to this procedure. For information about your right to surrender, see “Surrender of Account Value” in this prospectus.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see “Exchange Privilege” in the SAI.

Amount of Surrender Charge

A surrender charge will be the lesser of:

•	Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

•	Five percent (5%) of the amount withdrawn.

10% Free Withdrawal

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59 1/2. See “Federal Tax Matters” for more information.

Exceptions to Surrender Charge

No surrender charge will be applied:

•	To money applied to provide a Payout Option;

•	To death benefits;

•	If no Purchase Payments have been received during the 60 months prior to the date of surrender;

•	If your account has been in effect for 15 years or longer;

•	If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

•	To “No Charge Systematic Withdrawals”;

•	Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

•

If, after the original Contract issue date, you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor’s verification; or

•	If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

•

For Contracts issued to individuals in the State of Oregon, no surrender charge will be applied to withdrawals if your account has been in effect for 10 years or longer. In addition, we will treat funds withdrawn from such Contract, when such funds are subject to surrender charges, as attributable to Purchase Payments withdrawn on a first-in-first out basis. This procedure applies to Contracts issued on and after July 1, 2017. The amount of the surrender charge for such Contracts will be the lesser of: five percent (5%) of the amount withdrawn which is attributable to Purchase Payments received during the most recent 60 months; or five percent (5%) of the total amount withdrawn.

We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

Premium Tax Charge

Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge. See Appendix C for variations of the premium tax charge that may be applicable in your state.

Separate Account Charges

The Separate Account Charges for each Variable Account Option are shown in the Fee Tables of this prospectus. The maximum charges range from 0.80% to 1.05% depending on

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the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The current (net) charges range from 0.65% to 1.05%. The charge is deducted daily from the net assets.

These charges are to compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. Separate Account Charges are applied to Variable Account Options during both the Purchase Period and Payout Period.

The Separate Account Charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges

We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

•	The type of retirement program. Certain types of retirement programs, because of their stability, can result in lower administrative costs.

•	The nature of your retirement program. Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.

•	Other factors of which we are not presently aware that could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance charges:

•	The frequency of Purchase Payments for your retirement program. Purchase Payments received no more than once a year can reduce administrative costs.

•	The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through its method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce surrender charges:

•	The size of your retirement program. A retirement program that involves a larger group of employees may allow us to reduce sales expenses.

•	The total amount of Purchase Payments to be received for your retirement program. Larger Purchase Payments can reduce sales expenses.

•	The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce the Separate Account charges:

•	The frequency of Purchase Payments for your retirement program.

•	The size of your retirement program.

•	The amount of your retirement program’s periodic Purchase Payment.

•	The method of remitting periodic Purchase Payments.

In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

Additionally, under certain circumstances, and at VALIC’s sole discretion, VALIC may issue a Contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.

Separate Account Expense Reimbursements or Credits

Some of the Mutual Funds or their affiliates have an agreement with the Company to pay the Company for administrative, recordkeeping and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. We receive payments for the administrative services we perform, such as account recordkeeping, mailing of Fund related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.35% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter.

We may also receive what is referred to as “12b-1 fees” from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs. In addition, we may receive non-12b-1 service fees from certain funds. The

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12b-1 fees and non-12b-1 service fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.

We may use these 12b-1 and non-12b-1 service fees or a portion of the recordkeeping fees to directly reduce the maximum Separate Account Charges. The current Net Separate Account Charges of each Variable Account Option are reflected in the Fee Tables and range from 0.65% to 1.05%. From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid. These fee arrangements do not result in any additional charges to Contract Owners or Participants. The maximum Separate Account Charges are guaranteed and may not be increased for the life of your Contract.

Market Value Adjustment (“MVA”)

Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner’s death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

Other Charges

We reserve the right to charge for certain taxes that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

Fees for plan services provided by parties other than VALIC or its affiliates maybe assessed to participant accounts upon the direction or authorization of a plan representative. Additional fees may be withdrawn from client accounts in accordance with a client’s independent investment advisory contract. Such withdrawals will be identified on applicable participant account reports or client statements.

Plan loans from the Fixed Account Options may be allowed by your employer’s plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $75 per loan (if permitted under state law) and to limit the number of outstanding loans.

Payout Period

The Payout Period begins when you decide to retire or when you elect to annuitize all or a portion of your Account Value. If your employer’s plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones. If you do not elect a payout option, the payout option will mirror the allocation of investment options in your Contract upon annuitization. For example, if your Account Value is allocated solely to the Variable Account Options upon annuitization and you have not made an election, a variable payout option will be applied, or if your Account Value is allocated to a Fixed Account Option a fixed payout option will be applied. Similarly, if your Account Value is allocated to both Fixed and Variable Account Options, a combination fixed and variable payout option will be  applied.

Fixed Payout

Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:

•	Type and duration of payout option chosen;

•	Your age or your age and the age of your survivor(1);

•	Your gender or your gender and the gender of your survivor(1) (IRAs and certain nonqualified Contracts);

•	The portion of your Account Value being applied; and

•	The payout rate being applied and the frequency of the payments.

(1)	This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

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Assumed Investment Rate

An “Assumed Investment Rate” or “AIR” is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected. For example, a higher AIR will generate a higher initial Payout Payment, but as Payout Payments continue they may become smaller, and eventually could be less than if you had initially selected a lower AIR. The frequency of the Payout Payments may lessen to ensure that each Payout Payment is at least $25 per month.

Variable Payout

With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AIR you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the SAI.

In determining your first Payout Payment, an AIR of 3.5% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your AIR, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your AIR, your subsequent payments will be less than your first payment.

Combination Fixed and Variable Payout

With a combination fixed and variable payout, you may choose:

•	From your existing Variable Account Options (payments will vary); with a

•	Fixed payout (payment is fixed and guaranteed).

Partial Annuitization

A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide the Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

Payout Date

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form or through other media approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

The following additional rules also apply when determining the payout date:

•

The earliest payout date for a nonqualified Contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 85, and may not be later than age 85 without VALIC’s consent.

•

The earliest payout date for all other qualified Contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the Contract is issued and the federal tax rules governing such Contracts and plans.

•

Distributions from qualified Contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

•

In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 1/2 even if you are still working for the employer sponsoring the plan.

•

Except in the case of nonqualified Contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 72 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those Contracts may not be postponed until after retirement.

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•

All Contracts require distributions to commence within a prescribed period after the death of the Contract Owner/Participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

•	The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans (“SEPs”) or IRAs, see “Federal Tax Matters” in this prospectus and in the SAI.

Payout Options

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

1.	Life Only — payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the Beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

2.	Life with Guaranteed Period — payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your Beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.

3.	Life with Cash or Unit Refund — payments are made to you during your lifetime. These payments are based upon your life expectancy and will continue for as long as you live. If you do not outlive the life expectancy calculated for you, upon your death, your Beneficiary may receive an additional payment. The additional payment under a fixed annuity, if any, is equal to the fixed annuity value of the Contract Owner’s Account at the time it was valued for the payout date, less the Payout Payments. The additional payment under a variable annuity, if any, is equal to the variable annuity value of the Contract Owner’s Account as of the date we receive Proof of Death, less the Payout Payments.

4.	Joint and Survivor Life — payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment. For example, if the Annuitant dies before receiving a Payout Payment the first Payout Payment will be made to the second designated person. If both the Annuitant and the second designated person die before the first Payout Payment is made, no Payout Payments will be made.

5.	Payment for a Designated Period — payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your Beneficiary until the designated period is completed.

Payout Information

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See “Federal Tax Matters.”

Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.

Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

For more information about payout options or enhancements of those payout options available under the Contract, see the SAI.

Surrender of Account Value

When Surrenders Are Allowed

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

•	allowed under federal and state law; and

•	allowed under your employer’s plan.

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For Purchase Payments that are contributions made under your employer’s plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See “Surrender Restrictions” below.

For an explanation of charges that may apply if you surrender your Account Value, see “Fees and Charges” in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59 1/2.

Delay of payment. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act. In addition, we may defer making payments from of the Fixed Account Options for up to six months, or less, if required by law. If payment is deferred, interest will accrue until the payment is made.

VALIC may be required to suspend or postpone the payment of a withdrawal for more than 7 days when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Account Options is not reasonably practicable; or (4) the SEC, by order, so permits for the protection of Contract Owners.

Surrender Process

If you are allowed to surrender all or a portion of your Account Value during the Purchase Period as noted above, then you must complete a surrender request form or information required in other approved media, and submit it to our Home Office or Annuity Service Center. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of an underlying Fund’s shares have been suspended or postponed. See the applicable Fund prospectus for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

Amount That May Be Surrendered

The amount that may be surrendered during the Purchase Period can be determined as follows:

Allowed Surrender Value	= (equals)	Your Account Value(1) - (minus) Any Applicable Surrender Charge

(1)	Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us. The surrender value in a Fixed Account Option will never be less than the Purchase Payments allocated to the Fixed Account Option (less amounts transferred to a Variable Account Option or withdrawn from the Fixed Account Option).

Surrender Restrictions

Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account. In addition, beginning for contracts issued on or after January 1, 2009, employer contributions and non-elective contributions to a 403(b) annuity contract are subject to restrictions specified in Treasury regulations as specifically imposed under the employer’s plan.

Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

•	death benefits; and

•	certain small amounts approved by the State of Florida.

Under the Louisiana Optional Retirement Plan, retirement benefits must be paid in the form of a lifetime income option.

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Single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA, except for death benefits.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

Partial Surrenders

You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. You may specify an amount to be taken from each Fund or the amount will be distributed pro-rata against all Funds. If you do not specify, the distribution will be taken pro-rata against the Variable Account and Fixed Account Options.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

The amount surrendered from the Variable Account Option + (plus) Any surrender charge	÷ (divided by)	Your Purchase Units next computed after the written request for surrender is received at our Home Office

The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter. If your Account Value falls below a certain dollar amount and you do not make a Purchase Payment over a certain period of time, as specified in your Contract, we may close your account and pay the Account Value to you.

Systematic Withdrawals

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract (“No Charge” systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:

•	Payments to be made to you; and

•	Payment over a stated period of time, but not less than five years; and

•	Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a “No Charge” systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a “No Charge” systematic withdrawal may not be elected again. Systematic withdrawals that are not “No Charge” systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.

Distributions Required by Federal Tax Law

There will be no surrender charge on RMD’s if the withdrawal:

•	Is made payable to you; and

•	Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the investment options in which you are invested, including the Multi-Year Option. This Contract feature will not be available in any year that an amount has been withdrawn under the “No Charge” systematic withdrawal method. See “Federal Tax Matters” for more information about required distribution rules.

Exchange Privilege

From time to time, we may offer to exchange certain fixed or variable contracts into Portfolio Director. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

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Death Benefits

The Contracts will pay death benefits during either the Purchase Period or the Payout Period.

The Process

VALIC requires that complete and acceptable documentation and paperwork be received from the Beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death or a written statement by an attending physician. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.

If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit will be payable.

Beneficiary Information

The Beneficiary may receive death benefits:

•	In a lump sum;

•	In the form of an annuity under any of the Payout Options;

•	In partial payments over the Beneficiary’s life expectancy (where permitted); or

•	In a manner mutually agreeable between the Beneficiary and VALIC that is in accordance with applicable laws and regulations.

Payment of any death benefits must be within the time limits set by federal tax law, if any. In the case of an IRA, a spousal Beneficiary may continue the Contract or may roll the funds over to an IRA. If the Beneficiary elects a life annuity for a designated or fixed period, the guarantee period cannot exceed the Beneficiary’s life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contract.

Special Information for Nonqualified Contracts

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant’s death. However, the Contract will be assigned to the contingent owner, if any, or to the Contract Owner’s estate. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See “Federal Tax Matters.”

During the Purchase Period

Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contract, even if invested in Variable Account Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals.

As indicated above, a Contract Owner may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.

Death Benefit Before Age of 70

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70, provided that the benefit is available in your state.

The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

Step 1:    Determine your Fixed Account Option Value by taking the greater of:

Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Fixed Account Option
– (minus)
Amount of all prior withdrawals from the Fixed Account Option, charges and any portion of Account Value applied under a Payout Option

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Step 2:    Determine your Variable Account Option Value by taking the greater of:

Value of Variable Account Options on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Variable Account Options
– (minus)
Amount of prior withdrawals (out of) or transfers (out of) the Variable Account Options
+ (plus)
Interest at an annual rate as specified in your Contract

Step 3:    Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

This value may be adjusted if the total amount of any death benefit exceeds the Account Value.

Death Benefit On or After Age 70

The standard death benefit is payable if death occurs on or after age 70, or at any age in a state where the interest guaranteed death benefit is not available.

The standard death benefit will be the greater of:

Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments (to Fixed and/or Variable Account Options)
–	(minus)
Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

Adjusted Purchase Payment Amount

The information below is applicable to you only if you received a Death Benefit Endorsement or Amendatory Endorsement with your Contract or certificate.

If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:

A.	100% of Purchase Payments
-	(minus)
B.	Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
+	(plus)
C.	Interest on the result of A minus B at an annual rate as specified in your Contract (see below).

Each “Gross Withdrawal” is calculated by multiplying the Adjusted Purchase Payment Amount by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Adjusted Purchase Payment Amount. The interest adjustment in C. above is added only if you are under age 70 at the time of death.

The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser amount is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.

During the Payout Period

If the Annuitant dies during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the “Payout Period” section of this prospectus.

•	If the life only option or joint and survivor life option was chosen, there will be no death benefit.

•

If the life with guaranteed period option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

1.	Receive the present value of any remaining payments in a lump sum; or

2.	Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or

3.	Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under the Contract and/or under federal tax law, including additional permitted delays before beginning distributions, as well as being able to continue the Contract as their own and not as a beneficiary account.

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Other Contract Features

Changes That May Not Be Made

The following terms in the Contracts may not be changed once your account has been established:

•	The Contract Owner (except for an individual nonqualified Contract);

•	The Participant; and

•	The Annuitant.

Change of Beneficiary

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant’s estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner’s estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary’s estate.

Contingent Owner

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

Cancellation — The “Free Look” Period

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the

Company within 20 days after it is received. (A longer period will be allowed if required under state law.) See “Appendix C — State Contract Variability.” The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the “free look” period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the “Free Look” period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. Generally, the amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. Additionally, all Contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your Contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your Contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the Account Value on the day we receive your request in good order at the Annuity Service Center. The Contract will be void once we issue a refund.

We Reserve Certain Rights

We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different fees, expenses, objectives, strategies and risks.

We may restrict your ability to combine Contracts and may modify or suspend or impose additional or different conditions with respect to options available under the Contracts, as may be allowed by federal or state law. We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.

We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer  required.

Relationship to Employer’s Plan

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contracts in this prospectus.

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Voting Rights

As discussed in the “About VALIC Separate Account A” section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

Who May Give Voting Instructions

During the Purchase Period, subject to any contrary provisions in the plan, the Contract Owner, Participant, or Beneficiary will have the right to give voting instructions to VALIC Separate Account A for the shareholder meetings, except as noted below. Proxy material and a form on which voting instructions may be given before the shareholder meeting is held will be mailed in advance of any shareholder meeting. Please vote each card received.

Participants in a nonqualified unfunded deferred compensation plan will not have the right to give voting instructions.

Determination of Fund Shares Attributable to Your Account

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or after a Death Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

How Fund Shares Are Voted

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received. One effect of proportional voting is that a small number of Contract Owners may determine the outcome of a vote. In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

In the event that shares of a Fund are owned by VALIC or an affiliated insurance company for their own benefit, such shares will be voted proportionally based on instructions received from Contract Owners.

Federal Tax Matters

The Contracts provide tax-deferred accumulation over time, but may be subject to certain federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under “Premium Tax Charge.” Discussions regarding the tax treatment of any annuity contract or retirement plans and programs are intended for general purposes only and are not intended as tax advice, either general or individualized, nor should they be interpreted to provide any predictions or guarantees of a particular tax treatment. Such discussions generally are based upon the Company’s understanding of current tax rules and interpretations, and may include areas of those rules that are more or less clear or certain. Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have retroactive effect as well. You should seek competent tax or legal advice, as you deem necessary or appropriate, regarding your own circumstances.

Types of Plans

Tax rules vary, depending on whether the Contract is offered under your employer’s tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

•	Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations;

•	Section 401(a), 403(a) and 401(k) qualified plans (including plans for self-employed individuals);

•	Section 408(b) traditional IRAs;

•	Section 408A Roth IRAs;

•	Section 457 deferred compensation plans of governmental and tax-exempt employers;

•	Section 408(k) SEPs and SARSEPs; and

•	Section 408(p) SIMPLE retirement accounts.

33

Contributions under any of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax (or Roth) contributions. Contracts purchased under these retirement arrangements are “Qualified Contracts.”

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.

In addition, the Contracts may be used as “Nonqualified Contracts.” Such nonqualified Contracts may be used to “informally” fund nonqualified deferred compensation plans, or they may serve as individual annuity contracts issued outside of the context of any formal employer-sponsored retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts (note, life insurance is an example only and is not otherwise addressed herein). The restriction on including publicly available funds in nonqualified annuity contracts results from a longstanding IRS position articulated in a 1981 Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.

Tax Consequences in General

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. Purchase Payments also can be made outside of an employer-sponsored retirement program (e.g., a non-qualified deferred annuity contract or IRA). After-tax Purchase Payments, including after-tax employee contributions, generally constitute “investment in the Contract.” All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as “amounts not received as an annuity” in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 59½ are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. Note that a distribution from a 457(b) plan is not subject to the 10% tax penalty. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please consult with your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

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The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year made directly to an insurer for health, life and accident insurance by certain retired public safety officers. The Disaster Tax Relief and Airport and Airway Extension Act of 2017 and the Tax Cuts and Jobs Act of 2017 provided relief from the 10% early withdrawal penalty tax for qualified 2016 disaster distributions from retirement funds.

On March 30, 2010, the Health Care and Education Reconciliation Act (“Reconciliation Act”) was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of investment income in excess of applicable thresholds for Modified Adjusted Gross Income ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see final paragraph in this section). This new tax generally does not apply to Qualified Contracts; however, taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

On December 20, 2019 the Setting Every Community Up for Retirement Enhancement (SECURE) Act was signed into law as part of larger appropriations legislation. The SECURE Act includes many provisions affecting Qualified Contracts, some of which became effective upon enactment or on January 1, 2020, and certain provisions were retroactively effective. Some of the provisions effective January 1 include: an increase in the age at which required minimum distributions (RMDs) generally must commence, to age 72, from the previous age of 70 ½; new limitations on the period for beneficiary distributions following the death of the plan participant or IRA owner; elimination of the age 70 ½ restriction on IRA contributions (combined with an offset to the amount of eligible qualified charitable distributions (QCDs) by the amount of post-70 ½ IRA contributions); a new exception to the 10% additional tax on early distributions, for the birth or adoption of a child, which also became an allowable plan distribution event; and, reduction of the earliest permissible age for in-service distributions from pension plans and certain Section 457 plans to 59 ½. The foregoing is not an exhaustive list. The SECURE Act included many additional provisions affecting Qualified Contracts.

In 2019 the IRS issued multiple letter rulings to individual insurance companies recognizing the ability, in specific circumstances, to treat the payment of investment advisory fees to an investment advisor out of nonqualified contracts as non-taxable withdrawals from the contracts. IRS letter rulings generally may only be relied upon by the party to whom they are issued.

The Coronavirus Aid, Relief, and Economic Security (CARES) Act, which was signed into law on March 27, 2020, provides greater access to assets held in tax-qualified retirement plans and IRAs. The relief provided in the Act:

•	Expands distribution and loan (including loan repayment) rules for certain retirement accounts in employer plans and IRAs, for qualifying distributions;

•	Waives the 10% additional tax on the qualifying distributions, if they are considered early distributions (generally, distributions prior to age 59 1/2); and

•	Provides a temporary waiver of required minimum distributions from qualifying retirement plans and IRAs which were due to be paid in 2020.

Some provisions in the Act are subject to the terms of an employer’s retirement plan.

It is the understanding of VALIC, confirmed by IRS Revenue Procedure 99-44, that a Qualified Contract described in section 401(a), 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available Mutual Funds.

It is also the understanding of VALIC that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to nonqualified Contracts that are owned by non-natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

Important Information Regarding 403(b) Regulations

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that became largely effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final

35

regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 24, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer’s 403(b) plan upon its establishment, but no later than by January 1, 2009.

The rules in the final regulations generally do not affect a participant’s ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer’s plan.

As a general matter, many Contracts that have received plan contributions after 2004, and all Contracts that have received plan contributions after 2008, are required to be included in the plan and in the plan’s administrative coordination, even if the investment provider and the Contract are no longer permitted to receive new contributions and/or transfers. However, IRS guidance generally permits a plan sponsor to exclude a Contract where the plan sponsor has otherwise made a good faith effort to include the Contract issued by a provider that ceased to receive contributions prior to January 1, 2009, as well as such Contracts maintained by certain former employees. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. In addition, a Contract maintained under a plan subject to the requirements of ERISA may be required to be included in the plan regardless of whether it remains eligible to receive contributions after a specified date. The foregoing discussion is intended as a general discussion of the requirements only, and you may wish to discuss the requirements of the regulations and/or the general information above with your tax advisor.

Legal Proceedings

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 27, 2021, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.

Financial Statements

The financial statements of the Company and the Separate Account and American Home (if applicable to you) are available on the SEC’s web site (http://www.sec.gov). You may request a free copy of the SAI, which includes the financial statements, by contacting our Annuity Service Center at 1-800-448-2542 or by mail at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. We encourage both existing and prospective contract owners to read and understand the financial statements.

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Appendix A — Selected Purchase Unit Data

Purchase units shown are for a Purchase Unit outstanding throughout the year for each Variable Account Option.*

Fund Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
VALIC Company I
Asset Allocation Fund (Division 5)	2020	9.717	10.771	1,861,872
	2019	8.493	9.717	2,337,975
	2018	9.411	8.493	2,515,815
	2017	8.376	9.411	2,703,539
	2016	7.868	8.376	2,775,268
	2015	7.968	7.868	3,067,545
	2014	7.623	7.968	3,209,845
	2013	6.627	7.623	3,288,829
	2012	5.895	6.627	3,319,307
	2011	5.888	5.895	3,029,788
Blue Chip Growth Fund (Division 72)	2020	3.402	4.534	34,948,568
	2019	2.641	3.402	41,293,078
	2018	2.611	2.641	43,042,888
	2017	1.932	2.611	46,668,990
	2016	1.931	1.932	53,314,322
	2015	1.753	1.931	57,536,340
	2014	1.619	1.753	54,618,367
	2013	1.156	1.619	55,183,506
	2012	0.987	1.156	64,539,346
	2011	0.980	0.987	68,858,835
Capital Conservation Fund (Division 7)**	2020	4.311	4.627	10,311,237
	2019	3.966	4.311	8,938,719
	2018	4.043	3.966	9,433,198
	2017	3.937	4.043	9,979,622
	2016	3.880	3.937	9,693,257
	2015	3.903	3.880	12,155,846
	2014	3.712	3.903	13,410,386
	2013	3.883	3.712	13,272,130
	2012	3.643	3.833	13,673,593
	2011	3.438	3.643	10,330,789
Core Equity Fund (Division 15)***	2020	5.409	6.406	7,456,483
	2019	4.242	5.409	8,456,550
	2018	4.586	4.242	9,278,388
	2017	3.820	4.586	9,929,189
	2016	3.416	3.820	10,612,389
	2015	3.508	3.416	11,688,280
	2014	3.171	3.508	13,726,086
	2013	2.370	3.171	14,736,763
	2012	2.092	2.370	15,886,708
	2011	2.119	2.092	17,481,863
Dividend Value Fund (Division 21)	2020	4.141	4.130	21,904,635
	2019	3.380	4.141	23,377,146
	2018	3.744	3.380	24,829,838
	2017	3.196	3.744	26,229,722
	2016	2.761	3.196	25,167,562
	2015	2.801	2.761	22,170,302
	2014	2.585	2.801	29,533,269
	2013	2.004	2.585	32,936,109
	2012	1.794	2.004	48,690,821
	2011	1.672	1.794	34,436,195

Fund Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Dynamic Allocation Fund (Division 103)	2020	1.557	1.715	4,403,852
	2019	1.304	1.557	5,624,704
	2018	1.412	1.304	6,283,035
	2017	1.184	1.412	6,859,141
	2016	1.139	1.184	8,428,933
	2015	1.203	1.139	7,989,894
	2014	1.163	1.203	7,280,091
	2013	0.998	1.163	4,017,123
	2012	—	0.998	—
Emerging Economies Fund (Division 87)	2020	1.155	1.323	95,268,275
	2019	0.968	1.155	104,556,296
	2018	1.209	0.968	109,869,063
	2017	0.863	1.209	103,346,719
	2016	0.780	0.863	109,344,226
	2015	0.920	0.780	113,355,104
	2014	0.982	0.920	109,004,040
	2013	1.018	0.982	119,271,330
	2012	0.864	1.018	108,744,331
	2011	1.001	0.864	51,191,137
Global Real Estate Fund (Division 101)	2020	1.768	1.646	25,197,897
	2019	1.431	1.768	24,749,605
	2018	1.535	1.431	26,394,743
	2017	1.360	1.535	28,402,001
	2016	1.340	1.360	32,587,723
	2015	1.351	1.340	34,725,705
	2014	1.215	1.351	35,821,797
	2013	1.171	1.215	37,613,613
	2012	0.901	1.171	38,207,822
	2011	0.988	0.901	38,784,368
Global Strategy Fund (Division 88)	2020	2.151	2.211	28,539,740
	2019	1.973	2.151	32,226,797
	2018	2.168	1.973	36,294,463
	2017	1.925	2.168	41,336,451
	2016	1.843	1.925	48,031,562
	2015	1.950	1.843	58,213,955
	2014	1.930	1.950	64,156,043
	2013	1.638	1.930	70,470,493
	2012	1.381	1.638	58,148,482
	2011	1.424	1.381	74,366,594
Government Money Market I Fund (Division 6)	2020	2.132	2.119	31,528,186
	2019	2.114	2.132	26,452,442
	2018	2.103	2.114	27,922,484
	2017	2.112	2.103	27,836,496
	2016	2.128	2.112	30,108,960
	2015	2.145	2.128	30,958,771
	2014	2.162	2.145	30,858,968
	2013	2.180	2.162	32,170,825
	2012	2.197	2.180	34,180,357
	2011	2.214	2.197	37,244,115

*	Data for the Invesco Balanced-Risk Commodity Strategy Fund begins on November 1, 2011, the date this Division was added to Portfolio Director. On March 23, 2012, the Lou Holland Growth Fund was merged into American Beacon Holland Large Cap Growth Fund. The data for 2011 and prior periods for the American Beacon Holland Large Cap Growth Fund (later referred to as the American Beacon Bridgeway Large Cap Growth II Fund) reflects the data for the Lou Holland Growth Fund. The 2012 data for the Dynamic Allocation Fund begins on December 26, 2012, the date this Division was added to Portfolio Director. While the T. Rowe Price Retirement Funds were added as Divisions on December 17, 2014, investments in the Divisions did not occur until 2015. On December 15, 2017, the American Beacon Bridgeway Large Cap Growth II Fund (formerly, the American Beacon Holland Large Cap Growth Fund) (“replaced option”) merged with and into the American Beacon Bridgeway Large Cap Growth Fund (“surviving option”). The surviving option, American Beacon Bridgeway Large Cap Growth Fund, was added as a Variable Account Option in your prospectus on such date.
**	This Variable Account Option no longer invests in the applicable Fund as of May 24, 2021, as a result of a reorganization of certain VALIC Company I and VALIC Company II Funds into certain VALIC Company I Funds.
***	This Variable Account Option no longer invests in the applicable Fund as of April 19, 2021, as a result of a reorganization of certain VALIC Company I and VALIC Company II Funds into certain VALIC Company I Funds.

A-1

Fund Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Government Securities Fund (Division 8)	2020	4.029	4.262	7,199,734
	2019	3.814	4.029	6,957,211
	2018	3.825	3.814	7,163,751
	2017	3.779	3.825	7,439,592
	2016	3.763	3.779	6,853,858
	2015	3.763	3.763	6,317,921
	2014	3.594	3.763	8,819,863
	2013	3.783	3.594	10,271,383
	2012	3.677	3.783	5,105,585
	2011	3.377	3.677	5,767,786
Growth Fund (Division 78)	2020	2.981	4.194	52,394,843
	2019	2.279	2.981	60,594,864
	2018	2.363	2.279	67,380,946
	2017	1.829	2.363	69,694,788
	2016	1.759	1.829	76,170,605
	2015	1.720	1.759	84,823,150
	2014	1.566	1.720	92,211,430
	2013	1.204	1.566	101,783,455
	2012	1.056	1.204	113,100,856
	2011	1.071	1.056	119,892,004
Health Sciences Fund (Division 73)*	2020	6.754	8.683	19,086,466
	2019	5.284	6.754	20,781,614
	2018	5.276	5.284	22,787,173
	2017	4.166	5.276	24,679,409
	2016	4.691	4.166	28,170,167
	2015	4.198	4.691	33,138,867
	2014	3.216	4.198	31,849,086
	2013	2.147	3.216	30,959,994
	2012	1.643	2.147	29,124,619
	2011	1.499	1.643	27,174,951
Inflation Protected Fund (Division 77)	2020	1.427	1.541	47,740,899
	2019	1.324	1.427	47,369,454
	2018	1.365	1.324	49,840,745
	2017	1.313	1.365	40,600,098
	2016	1.275	1.313	36,311,332
	2015	1.325	1.275	37,973,525
	2014	1.297	1.325	41,623,703
	2013	1.405	1.297	41,180,429
	2012	1.311	1.405	35,720,669
	2011	1.200	1.311	33,786,493
International Equities Fund (Division 11)	2020	2.407	2.564	68,322,036
	2019	2.001	2.407	60,448,173
	2018	2.338	2.001	66,545,681
	2017	1.895	2.338	64,929,452
	2016	1.887	1.895	67,112,189
	2015	1.921	1.887	62,229,553
	2014	2.048	1.921	68,354,407
	2013	1.735	2.048	77,093,753
	2012	1.495	1.735	94,381,661
	2011	1.734	1.495	105,632,807
International Government Bond Fund (Division 13)	2020	3.481	3.807	3,996,420
	2019	3.227	3.481	4,328,329
	2018	3.357	3.227	4,962,586
	2017	3.130	3.357	5,334,243
	2016	3.043	3.130	5,738,710
	2015	3.173	3.043	6,200,497
	2014	3.155	3.173	7,655,634
	2013	3.369	3.155	8,334,637
	2012	3.126	3.369	9,461,756
	2011	3.016	3.126	10,632,126

Fund Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
International Growth Fund (Division 20)	2020	4.164	5.541	31,198,514
	2019	3.165	4.164	36,857,050
	2018	3.472	3.165	40,094,462
	2017	2.742	3.472	38,779,932
	2016	2.842	2.742	42,317,862
	2015	2.879	2.842	54,107,463
	2014	3.006	2.879	61,702,352
	2013	2.510	3.006	67,638,921
	2012	2.105	2.510	84,008,080
	2011	2.353	2.105	82,221,742
International Socially Responsible Fund (Division 12)	2020	8.516	9.155	10,346,144
	2019	6.814	8.516	12,594,663
	2018	7.503	6.814	13,732,806
	2017	6.164	7.503	18,504,114
	2016	5.809	6.164	19,785,681
	2015	5.875	5.809	18,478,241
	2014	5.485	5.875	21,936,025
	2013	4.291	5.485	23,044,498
	2012	3.687	4.291	15,692,060
	2011	3.962	3.687	20,870,012
International Value Fund (Division 89)	2020	1.444	1.504	86,409,149
	2019	1.251	1.444	87,166,532
	2018	1.534	1.251	95,004,067
	2017	1.322	1.534	106,904,924
	2016	1.189	1.322	111,182,516
	2015	1.293	1.189	119,137,279
	2014	1.474	1.293	125,974,551
	2013	1.178	1.474	128,771,464
	2012	1.000	1.178	159,811,267
	2011	1.158	1.000	191,379,130
Large Cap Core Fund (Division 76)*	2020	3.473	4.206	7,803,824
	2019	2.641	3.473	8,951,074
	2018	2.917	2.641	9,834,809
	2017	2.421	2.917	10,939,275
	2016	2.247	2.421	11,521,847
	2015	2.198	2.247	13,459,630
	2014	1.956	2.198	17,831,979
	2013	1.450	1.956	24,579,178
	2012	1.231	1.450	29,201,021
	2011	1.254	1.231	35,611,504
Large Capital Growth Fund (Division 79)	2020	3.211	3.901	27,717,989
	2019	2.313	3.211	30,064,344
	2018	2.315	2.313	32,242,301
	2017	1.815	2.315	35,053,682
	2016	1.724	1.815	38,092,544
	2015	1.738	1.724	41,672,564
	2014	1.572	1.738	45,847,731
	2013	1.204	1.572	50,049,687
	2012	1.080	1.204	55,597,210
	2011	1.160	1.080	62,767,308
Mid Cap Index Fund (Division 4)	2020	28.904	32.487	16,881,645
	2019	23.177	28.904	19,209,168
	2018	26.380	23.177	21,069,027
	2017	22.942	26.380	23,460,833
	2016	19.172	22.942	26,287,857
	2015	19.821	19.172	28,332,101
	2014	18.262	19.821	30,799,266
	2013	13.829	18.262	32,952,897
	2012	11.862	13.829	38,090,098
	2011	12.202	11.862	39,921,504

*	This Variable Account Option no longer invests in the applicable Fund as of April 19, 2021, as a result of a reorganization of certain VALIC Company I and VALIC Company II Funds into certain VALIC Company I Funds.

A-2

Fund Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Mid Cap Strategic Growth Fund (Division 83)	2020	3.463	4.612	15,418,964
	2019	2.535	3.463	16,596,955
	2018	2.682	2.535	18,210,324
	2017	2.141	2.682	19,915,910
	2016	1.967	2.141	21,375,231
	2015	2.037	1.967	24,461,549
	2014	1.989	2.037	29,305,737
	2013	1.446	1.989	33,531,986
	2012	1.335	1.446	32,918,150
	2011	1.443	1.335	37,897,861
Nasdaq-100® Index Fund (Division 46)	2020	2.417	3.547	33,011,788
	2019	1.757	2.417	34,397,011
	2018	1.783	1.757	36,335,950
	2017	1.358	1.783	38,749,698
	2016	1.282	1.358	38,015,720
	2015	1.184	1.282	38,870,638
	2014	1.005	1.184	37,415,804
	2013	0.774	1.005	35,643,374
	2012	0.636	0.744	37,994,816
	2011	0.623	0.636	35,029,223
Science & Technology Fund (Division 17)	2020	10.574	16.450	24,505,900
	2019	7.643	10.574	26,656,819
	2018	7.820	7.643	29,511,998
	2017	5.578	7.820	31,622,951
	2016	5.239	5.578	33,437,923
	2015	4.895	5.239	36,518,634
	2014	4.312	4.895	39,788,903
	2013	3.051	4.312	42,428,951
	2012	2.742	3.051	47,382,674
	2011	2.941	2.742	51,309,375
Small Cap Aggressive Growth Fund (Division 86)**	2020	3.761	5.140	7,641,115
	2019	2.735	3.761	9,124,792
	2018	3.009	2.735	10,164,071
	2017	2.200	3.009	9,493,681
	2016	2.178	2.200	11,284,666
	2015	2.163	2.178	11,174,981
	2014	1.984	2.163	10,982,485
	2013	1.336	1.984	12,402,452
	2012	1.170	1.336	12,428,185
	2011	1.314	1.170	13,844,351
Small Cap Fund (Division 18)**	2020	6.916	8.433	7,261,867
	2019	5.386	6.916	7,605,810
	2018	5.888	5.386	8,377,288
	2017	5.174	5.888	9,311,876
	2016	4.524	5.174	10,798,072
	2015	4.789	4.524	11,200,480
	2014	4.642	4.789	13,085,549
	2013	3.332	4.642	14,333,305
	2012	2.899	3.332	17,007,958
	2011	2.945	2.899	18,852,093
Small Cap Index Fund (Division 14)	2020	8.949	10.607	18,425,601
	2019	7.208	8.949	20,231,304
	2018	8.185	7.208	22,391,582
	2017	7.214	8.185	24,703,286
	2016	6.000	7.214	25,596,253
	2015	6.332	6.000	27,591,567
	2014	6.093	6.332	31,637,190
	2013	4.430	6.093	36,022,731
	2012	3.848	4.430	41,005,080
	2011	4.053	3.848	45,696,404

Fund Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Small Cap Special Values Fund (Division 84)	2020	2.413	2.428	17,396,826
	2019	1.890	2.413	19,646,389
	2018	2.207	1.890	21,702,093
	2017	2.000	2.207	25,264,812
	2016	1.553	2.000	26,963,564
	2015	1.634	1.553	29,684,815
	2014	1.540	1.634	34,359,721
	2013	1.117	1.540	40,586,198
	2012	0.983	1.117	43,588,455
	2011	1.043	0.983	49,791,875
Small-Mid Growth Fund (Division 85)*	2020	2.632	3.973	10,730,277
	2019	1.924	2.632	11,517,798
	2018	2.048	1.924	12,612,308
	2017	1.616	2.048	13,718,218
	2016	1.625	1.616	14,845,861
	2015	1.649	1.625	16,195,708
	2014	1.496	1.649	18,281,914
	2013	1.119	1.496	19,836,932
	2012	1.011	1.119	21,533,958
	2011	1.066	1.011	24,151,885
Stock Index Fund (Division 10)	2020	15.064	17.632	41,053,448
	2019	11.583	15.064	44,785,274
	2018	12.255	11.583	50,584,391
	2017	10.174	12.255	55,391,493
	2016	9.190	10.174	61,757,828
	2015	9.168	9.190	67,045,867
	2014	8.158	9.168	74,941,838
	2013	6.234	8.158	85,677,333
	2012	5.437	6.234	92,150,571
	2011	5.383	5.437	99,347,937
Systematic Core Fund (Division 16)	2020	5.799	7.088	3,613,784
	2019	4.474	5.799	3,552,469
	2018	4.788	4.474	3,982,374
	2017	3.986	4.788	4,279,534
	2016	3.613	3.986	4,503,230
	2015	3.645	3.613	5,404,257
	2014	3.219	3.645	5,453,330
	2013	2.446	3.219	5,533,649
	2012	2.175	2.446	5,583,790
	2011	2.293	2.175	6,162,402
Systematic Value Fund (Division 75)	2020	2.464	2.373	2,846,431
	2019	2.006	2.464	3,219,681
	2018	2.283	2.006	3,499,941
	2017	1.948	2.283	3,875,786
	2016	1.725	1.948	3,938,558
	2015	1.762	1.725	4,037,846
	2014	1.652	1.762	4,011,853
	2013	1.220	1.652	3,646,084
	2012	1.079	1.220	3,746,213
	2011	1.070	1.079	4,630,772
Value Fund (Division 74)*	2020	2.886	2.927	5,863,188
	2019	2.283	2.886	5,759,250
	2018	2.554	2.283	6,397,488
	2017	2.232	2.554	7,517,360
	2016	1.985	2.232	8,604,534
	2015	2.067	1.985	9,799,930
	2014	1.870	2.067	10,934,130
	2013	1.438	1.870	12,024,133
	2012	1.239	1.438	13,755,866
	2011	1.278	1.239	25,044,590

*	This Variable Account Option no longer invests in the applicable Fund as of April 19, 2021, as a result of a reorganization of certain VALIC Company I and VALIC Company II Funds into certain VALIC Company I Funds.
**	This Variable Account Option no longer invests in the applicable Fund as of May 24, 2021, as a result of a reorganization of certain VALIC Company I and VALIC Company II Funds into certain VALIC Company I Funds.

A-3

Fund Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
VALIC Company II**
Aggressive Growth Lifestyle Fund (Division 48)**	2020	3.924	4.428	23,237,437
	2019	3.207	3.924	23,544,119
	2018	3.528	3.207	24,484,941
	2017	3.051	3.528	25,326,199
	2016	2.820	3.051	26,320,156
	2015	2.861	2.820	26,480,502
	2014	2.759	2.861	25,984,675
	2013	2.274	2.759	24,114,671
	2012	1.985	2.274	22,876,613
	2011	1.999	1.985	17,666,931
Capital Appreciation Fund (Division 39)**	2020	2.829	3.623	2,360,365
	2019	2.228	2.829	2,788,840
	2018	2.217	2.228	3,029,123
	2017	1.802	2.217	3,140,122
	2016	1.775	1.802	3,482,066
	2015	1.687	1.775	3,900,077
	2014	1.562	1.687	4,607,486
	2013	1.154	1.562	4,975,017
	2012	0.984	1.154	5,670,425
	2011	1.009	0.984	5,861,490
Conservative Growth Lifestyle Fund (Division 50)**	2020	3.360	3.706	9,697,464
	2019	2.899	3.360	10,464,816
	2018	3.103	2.899	10,374,845
	2017	2.830	3.103	11,255,331
	2016	2.669	2.830	11,200,886
	2015	2.720	2.669	11,995,677
	2014	2.639	2.720	12,201,020
	2013	2.426	2.639	11,996,925
	2012	2.181	2.426	10,075,821
	2011	2.120	2.181	12,981,590
Core Bond Fund (Division 58)**	2020	2.318	2.506	74,762,131
	2019	2.111	2.318	75,292,837
	2018	2.167	2.111	79,278,207
	2017	2.083	2.167	72,844,149
	2016	2.025	2.083	62,113,329
	2015	2.040	2.025	56,285,421
	2014	1.945	2.040	48,958,055
	2013	1.992	1.945	44,601,788
	2012	1.865	1.992	28,914,144
	2011	1.766	1.865	27,821,085
Government Money Market II Fund (Division 44)**	2020	1.274	1.270	22,476,041
	2019	1.260	1.274	20,580,067
	2018	1.252	1.260	22,110,588
	2017	1.254	1.252	24,735,706
	2016	1.261	1.254	27,388,198
	2015	1.268	1.261	29,775,293
	2014	1.275	1.268	30,418,662
	2013	1.282	1.275	33,939,474
	2012	1.289	1.282	34,128,299
	2011	1.296	1.289	38,060,038
High Yield Bond Fund (Division 60)**	2020	3.269	3.470	21,192,104
	2019	2.859	3.269	23,381,215
	2018	2.971	2.859	24,582,653
	2017	2.768	2.971	26,711,252
	2016	2.465	2.768	25,917,930
	2015	2.573	2.465	22,728,765
	2014	2.516	2.573	20,201,893
	2013	2.405	2.516	17,431,423
	2012	2.126	2.405	17,095,444
	2011	2.047	2.126	16,213,219

Fund Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
International Opportunities Fund (Division 33)**	2020	3.218	3.741	27,028,470
	2019	2.574	3.218	31,450,290
	2018	3.137	2.574	33,389,626
	2017	2.263	3.137	32,772,579
	2016	2.289	2.263	34,473,646
	2015	2.121	2.289	37,901,307
	2014	2.250	2.121	39,901,113
	2013	1.868	2.250	32,352,067
	2012	1.539	1.868	36,161,481
	2011	1.925	1.539	41,901,488
Large Cap Value Fund (Division 40)*	2020	4.163	4.266	7,553,102
	2019	3.297	4.163	7,356,367
	2018	3.688	3.297	8,223,479
	2017	3.223	3.688	10,481,141
	2016	2.768	3.223	10,251,169
	2015	2.863	2.768	12,514,024
	2014	2.600	2.863	12,457,421
	2013	1.931	2.600	13,798,109
	2012	1.661	1.931	14,666,290
	2011	1.746	1.661	16,738,210
Mid Cap Growth Fund (Division 37)*	2020	3.143	3.900	5,711,495
	2019	2.383	3.143	6,895,453
	2018	2.588	2.383	7,383,054
	2017	1.978	2.588	7,105,106
	2016	1.900	1.978	6,713,360
	2015	1.928	1.900	7,755,450
	2014	1.897	1.928	9,069,731
	2013	1.456	1.897	10,826,059
	2012	1.315	1.456	11,102,533
	2011	1.393	1.315	13,429,593
Mid Cap Value Fund (Division 38)**	2020	7.568	7.801	17,590,091
	2019	5.848	7.568	17,893,009
	2018	6.919	5.848	19,664,469
	2017	6.078	6.919	23,276,220
	2016	5.358	6.078	27,508,281
	2015	5.465	5.358	29,973,459
	2014	5.149	5.465	31,054,066
	2013	3.852	5.149	34,604,306
	2012	3.181	3.852	39,740,801
	2011	3.507	3.181	46,427,884
Moderate Growth Lifestyle Fund (Division 49)**	2020	3.891	4.351	28,720,230
	2019	3.244	3.891	29,648,128
	2018	3.508	3.244	30,179,070
	2017	3.105	3.508	31,674,065
	2016	2.880	3.105	32,356,708
	2015	2.923	2.880	32,714,629
	2014	2.819	2.923	32,610,660
	2013	2.431	2.819	30,398,261
	2012	2.150	2.431	27,927,208
	2011	2.135	2.150	20,461,065
Small Cap Growth Fund (Division 35)**	2020	5.264	8.367	4,606,366
	2019	3.844	5.264	5,686,595
	2018	4.054	3.844	6,003,628
	2017	2.882	4.054	5,251,622
	2016	2.687	2.882	4,885,251
	2015	2.735	2.687	5,521,926
	2014	2.750	2.735	5,978,751
	2013	1.872	2.750	6,583,752
	2012	1.675	1.872	6,611,494
	2011	1.758	1.675	7,410,549

*	This Variable Account Option no longer invests in the applicable Fund as of April 19, 2021, as a result of a reorganization of certain VALIC Company I and VALIC Company II Funds into certain VALIC Company I Funds.
**	This Variable Account Option no longer invests in the applicable Fund as of May 24, 2021, as a result of a reorganization of certain VALIC Company I and VALIC Company II Funds into certain VALIC Company I Funds.

A-4

Fund Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Small Cap Value Fund (Division 36)*	2020	4.686	4.878	12,479,416
	2019	3.953	4.686	12,395,483
	2018	4.708	3.953	13,461,000
	2017	4.511	4.708	16,483,015
	2016	3.487	4.511	18,292,695
	2015	3.751	3.487	21,123,140
	2014	3.574	3.751	22,960,888
	2013	2.638	3.574	20,182,816
	2012	2.305	2.638	25,083,046
	2011	2.513	2.305	27,927,341
Strategic Bond Fund (Division 59)*	2020	3.272	3.527	32,853,549
	2019	2.955	3.272	34,233,084
	2018	3.080	2.955	36,751,092
	2017	2.900	3.080	38,139,997
	2016	2.695	2.900	36,715,779
	2015	2.764	2.695	35,296,785
	2014	2.674	2.764	37,036,796
	2013	2.681	2.674	37,385,284
	2012	2.399	2.681	39,526,003
	2011	2.312	2.399	37,914,456
U.S. Socially Responsible Fund (Division 41)*	2020	4.197	4.836	25,461,107
	2019	3.205	4.197	28,654,447
	2018	3.399	3.205	31,690,990
	2017	2.833	3.399	37,819,072
	2016	2.574	2.833	43,351,923
	2015	2.560	2.574	48,075,504
	2014	2.228	2.560	42,945,823
	2013	1.654	2.228	30,501,810
	2012	1.444	1.654	37,063,897
	2011	1.433	1.444	54,625,364
Public Funds
American Beacon Bridgeway Large Cap Growth Fund (Division 90)	2020	1.212	1.611	25,411,048
	2019	0.941	1.212	27,639,981
	2018	1.014	0.941	30,609,331
	2017	1.809	1.014	33,158,137
	2016	1.790	1.809	15,566,507
	2015	1.697	1.790	17,553,869
	2014	1.599	1.697	18,871,725
	2013	1.219	1.599	21,072,272
	2012	1.095	1.219	24,374,008
	2011	1.068	1.095	25,370,025
Ariel Appreciation Fund (Division 69)	2020	4.179	4.451	11,967,064
	2019	3.381	4.179	12,851,949
	2018	3.963	3.381	14,231,199
	2017	3.471	3.963	16,126,086
	2016	3.105	3.471	18,051,346
	2015	3.338	3.105	22,122,463
	2014	3.111	3.338	25,190,447
	2013	2.145	3.111	26,417,074
	2012	1.812	2.145	27,300,814
	2011	1.971	1.812	28,399,622
Ariel Fund (Division 68)	2020	4.457	4.864	18,312,573
	2019	3.604	4.457	21,331,134
	2018	4.208	3.604	23,828,270
	2017	3.660	4.208	26,903,355
	2016	3.193	3.660	29,348,319
	2015	3.356	3.193	33,078,981
	2014	3.049	3.356	37,221,506
	2013	2.124	3.049	40,811,178
	2012	1.780	2.124	42,035,543
	2011	2.024	1.780	47,909,726

Fund Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Invesco Balanced-Risk Commodity Strategy Fund (Division 102)	2020	0.615	0.659	39,676,259
	2019	0.593	0.615	34,811,593
	2018	0.680	0.593	34,493,997
	2017	0.653	0.680	44,221,276
	2016	0.588	0.653	42,773,415
	2015	0.710	0.588	60,454,366
	2014	0.849	0.710	52,554,574
	2013	0.994	0.849	44,531,740
	2012	0.967	0.994	34,289,736
	2011	—	0.967	151,444
T Rowe Price Retirement 2015 Fund (Division 104)	2020	1.286	1.433	815,393
	2019	1.108	1.286	1,213,214
	2018	1.168	1.108	1,014,452
	2017	1.041	1.168	472,888
	2016	0.980	1.041	566,371
	2015	—	0.980	82,017
T Rowe Price Retirement 2020 Fund (Division 105)	2020	1.328	1.488	2,881,076
	2019	1.124	1.328	3,085,017
	2018	1.195	1.124	2,102,201
	2017	1.043	1.195	1,715,884
	2016	0.981	1.043	914,109
	2015	—	0.981	275,657
T Rowe Price Retirement 2025 Fund (Division 106)	2020	1.362	1.546	3,380,782
	2019	1.138	1.362	3,284,596
	2018	1.218	1.138	2,693,498
	2017	1.046	1.218	2,179,310
	2016	0.983	1.046	905,207
	2015	—	0.983	351,090
T Rowe Price Retirement 2030 Fund (Division 107)	2020	1.393	1.598	4,771,951
	2019	1.149	1.393	4,949,953
	2018	1.240	1.149	3,519,887
	2017	1.049	1.240	2,901,357
	2016	0.984	1.049	1,837,172
	2015	—	0.984	385,779
T Rowe Price Retirement 2035 Fund (Division 108)	2020	1.416	1.640	3,463,660
	2019	1.156	1.416	3,036,446
	2018	1.256	1.156	2,329,982
	2017	1.050	1.256	1,732,904
	2016	0.986	1.050	986,040
	2015	—	0.986	213,447
T Rowe Price Retirement 2040 Fund (Division 109)	2020	1.435	1.676	3,972,462
	2019	1.163	1.435	3,136,158
	2018	1.267	1.163	2,381,451
	2017	1.050	1.267	1,748,062
	2016	0.986	1.050	1,004,776
	2015	—	0.986	172,957
T Rowe Price Retirement 2045 Fund (Division 110)	2020	1.444	1.695	4,224,924
	2019	1.164	1.444	3,535,204
	2018	1,273	1.164	2,489,425
	2017	1.051	1.273	1,668,360
	2016	0.986	1.051	599,486
	2015	—	0.986	152,302

*	This Variable Account Option no longer invests in the applicable Fund as of May 24, 2021, as a result of a reorganization of certain VALIC Company I and VALIC Company II Funds into certain VALIC Company I Funds.

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Fund Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
T Rowe Price Retirement 2050 Fund (Division 111)	2020	1.444	1.695	3,096,889
	2019	1.163	1.444	2,333,805
	2018	1.273	1.163	1,668,511
	2017	1.051	1.273	1,190,509
	2016	0.986	1.051	564,017
	2015	—	0.986	103,899
T Rowe Price Retirement 2055 Fund (Division 112)	2020	1.443	1.693	1,307,289
	2019	1.163	1.443	1,030,438
	2018	1.272	1.163	623,773
	2017	1.051	1.272	354,534
	2016	0.986	1.051	165,454
	2015	—	0.986	76,310
T Rowe Price Retirement 2060 Fund (Division 113)	2020	1.443	1.693	1,565,183
	2019	1.164	1.443	1,107,107
	2018	1.273	1.164	515,479
	2017	1.051	1.273	243,097
	2016	0.986	1.051	127,339
	2015	—	0.986	39,039
Vanguard LifeStrategy Conservative Growth Fund (Division 54)	2020	2.544	2.807	6,213,555
	2019	2.222	2.544	6,118,075
	2018	2.314	2.222	6,100,317
	2017	2.107	2.314	6,140,492
	2016	2.011	2.107	6,486,542
	2015	2.035	2.011	6,517,014
	2014	1.923	2.035	6,659,984
	2013	1.782	1.923	6,497,184
	2012	1.649	1.782	6,821,675
	2011	1.638	1.649	6,396,660
Vanguard LifeStrategy Growth Fund (Division 52)	2020	3.085	3.524	12,284,015
	2019	2.532	3.085	12,220,780
	2018	2.748	2.532	12,791,660
	2017	2.330	2.748	12,521,617
	2016	2.173	2.330	12,448,965
	2015	2.222	2.173	12,183,919
	2014	2.095	2.222	12,362,478
	2013	1.747	2.095	12,590,424
	2012	1.544	1.747	12,906,656
	2011	1.596	1.544	13,373,358
Vanguard LifeStrategy Moderate Growth Fund (Division 53)	2020	2.876	3.233	12,869,012
	2019	2.435	2.876	12,534,025
	2018	2.588	2.435	13,122,652
	2017	2.273	2.588	14,173,953
	2016	2.144	2.273	14,091,187
	2015	2.179	2.144	13,659,443
	2014	2.057	2.179	14,339,189
	2013	1.806	2.057	14,664,820
	2012	1.633	1.806	15,303,121
	2011	1.646	1.633	15,183,482

Fund Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Vanguard Long-Term Investment-Grade Fund (Division 22)	2020	4.486	5.133	10,632,762
	2019	3.756	4.486	11,222,760
	2018	4.025	3.756	12,792,721
	2017	3.625	4.025	12,879,088
	2016	3.390	3.625	13,918,256
	2015	3.494	3.390	11,527,141
	2014	2.981	3.494	12,718,245
	2013	3.192	2.981	13,812,149
	2012	2.882	3.192	16,687,698
	2011	2.479	2.882	17,240,348
Vanguard Long-Term Treasury Fund (Division 23)	2020	4.095	4.801	10,511,311
	2019	3.617	4.095	11,195,316
	2018	3.717	3.617	11,582,034
	2017	3.451	3.717	12,912,245
	2016	3.437	3.451	14,140,808
	2015	3.519	3.437	14,429,617
	2014	2.832	3.519	16,624,918
	2013	3.282	2.832	17,574,174
	2012	3.198	3.282	21,576,605
	2011	2.494	3.198	23,805,059
Vanguard Wellington Fund (Division 25)	2020	5.979	6.544	51,849,341
	2019	4.932	5.979	56,365,003
	2018	5.161	4.932	61,791,478
	2017	4.546	5.161	68,329,815
	2016	4.138	4.546	71,277,216
	2015	4.180	4.138	77,177,871
	2014	3.846	4.180	81,024,093
	2013	3.248	3.846	84,795,382
	2012	2.916	3.248	94,415,954
	2011	2.837	2.916	108,944,504
Vanguard Windsor II Fund (Division 24)	2020	5.698	6.453	57,709,059
	2019	4.463	5.698	62,900,376
	2018	4.933	4.463	68,531,215
	2017	4.269	4.933	74,936,854
	2016	3.804	4.269	82,594,226
	2015	3.972	3.804	92,279,579
	2014	3.611	3.972	98,076,554
	2013	2.792	3.611	100,554,099
	2012	2.417	2.792	108,172,730
	2011	2.379	2.417	122,759,875

A-6

Appendix B — Living Benefits

This Appendix provides information on IncomeLOCK +6, IncomeLOCK +8 (together, “IncomeLOCK Plus”) and IncomeLOCK all of which are no longer available for purchase. Effective January 1, 2017, IncomeLOCK +6 is no longer available for purchase. Effective February 25, 2013, IncomeLOCK +8 was no longer available for purchase. If you elected IncomeLOCK +8 or if you elected IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

An optional Living Benefit is designed to help you create a guaranteed income stream for as long as you live, or as long as you and your spouse live, even if the entire Account Value has been reduced to zero, provided withdrawals taken are within the parameters of the applicable feature. A Living Benefit may offer protection in the event your Account Value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. If you decide not to take withdrawals under these features, or you surrender your Contract, you will not receive the guarantees of the Living Benefit. You could pay for this feature and not need to use it. Likewise, depending on your Contract’s market performance, you may never need to rely on the protections provided by a Living Benefit. If you elected IncomeLOCK Plus, you will not be able to take a loan while this Living Benefit is in effect.

Living Benefit Defined Terms

Anniversary Value — The Account Value minus any Ineligible Purchase Payments as measured on each Benefit Anniversary.

Benefit Anniversary — the first day of each Benefit Year.

Benefit Base — a component of the calculation of the Living Benefit, which is used to determine the Living Benefit fee, the MAWA and the Protected Income Payment.

Benefit Quarter Anniversary — is the first Business Day following each consecutive three month period starting on the Endorsement Date.

Benefit Year — each consecutive one year period starting on the Endorsement Date and each Benefit Anniversary, and ending on the day before the next Benefit Anniversary.

Covered Person(s) — the person or persons whose life or lives are used to determine the amount and duration of withdrawals under IncomeLOCK Plus. The Covered Persons are selected at the time IncomeLOCK Plus is elected and cannot be changed after the Endorsement Date.

Eligible Purchase Payments — are Purchase Payments or portions thereof made on or after the Endorsement Date that are included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable, for IncomeLOCK Plus). Note that all Purchase Payments are not Eligible Purchase Payments for purposes of calculating the Benefit Base.

Endorsement Date — the date we issued the Living Benefit endorsement to your Contract.

Excess Withdrawal — any withdrawal or portion thereof that causes the total of all withdrawals for that Benefit Year to exceed the Maximum Annual Withdrawal Amount, except if taken to meet a required minimum distribution associated with the Contract to which a Living Benefit endorsement is attached.

Income Credit — is an amount that may be added to the Benefit Base during the Income Credit Period.

Income Credit Base — is a component of the calculation of IncomeLOCK Plus, which is used to determine the dollar amount of any Income Credit during the Income Credit Period.

Income Credit Percentage — a percentage used to calculate any available Income Credit for IncomeLOCK Plus on each Benefit Anniversary during the Income Credit Period.

Income Credit Period — is the first twelve Benefit Years during which we calculate an Income Credit that may be added to the Benefit Base for IncomeLOCK Plus.

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Ineligible Purchase Payments — are Purchase Payments or portions thereof that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable, for IncomeLOCK Plus).

Maximum Annual Withdrawal Amount — the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the Benefit Base.

Minimum Benefit Base — is the guaranteed minimum amount to which the Benefit Base could be increased on the 12th Benefit Anniversary for IncomeLOCK Plus, provided no withdrawals are taken prior to that anniversary while the Living Benefit endorsement is in effect.

Protected Income Payment — the amount to be paid each year over the remaining lifetime of the Covered Person(s) under IncomeLOCK Plus, after the Account Value is reduced to zero but the Benefit Base is still greater than zero.

IncomeLOCK Plus

The IncomeLOCK Plus Living Benefit is a guaranteed minimum withdrawal benefit. You may elect IncomeLOCK Plus only on your original Contract issue date, subject to certain age requirements. You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse. If you elected IncomeLOCK +8 or if you elected IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

Fee Table

The fees applicable to this Living Benefit are described below. You should keep in mind that an increase in the Benefit Base due to an adjustment to a higher Anniversary Value, an Income Credit, if applicable, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Similarly, a decrease in the Benefit Base due to withdrawals will decrease the dollar amount of the fee.

The IncomeLOCK Plus fees are assessed as a percentage of the Benefit Base for all years in which the IncomeLOCK Plus benefit is in effect. The fee will be calculated and deducted on a proportional basis from your Account Value at the end of the first quarter following election and quarterly thereafter. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	1.10%	2.20%	0.60%	+/-0.25%
Two Covered Persons	1.35%	2.70%	0.60%	+/-0.25%

*	The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each “Benefit Quarter Anniversary” (every consecutive three months starting on the Endorsement Date), we will deduct the fee in effect for the previous benefit quarter and determine the fee rate applicable to the next benefit quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your Fee Rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the average value of the VIX from one Benefit Quarter to the next Benefit Quarter. See “Fee Tables” in this prospectus. For the formula of how the fee is calculated, see “IncomeLock Plus Fee Formula” below.

We will not assess a quarterly fee if you annuitize your Contract or if a death benefit is paid before the end of the benefit quarter. If IncomeLOCK Plus is still in effect while your Account Value is greater than zero, and you surrender your Contract, we will assess a pro-rata charge for the fee applicable to the benefit quarter in which the surrender occurs if you surrender your Contract before the end of a benefit quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next benefit quarter anniversary. If your Account Value is reduced to zero before IncomeLOCK Plus has been cancelled, the fee will no longer be assessed.

IncomeLOCK Plus Fee Formula

The fee for IncomeLOCK Plus is assessed against the Benefit Base and deducted from the Account Value at the end of each Benefit Quarter.

If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the Volatility Index (“VIX”), an index of market volatility reported by the Chicago Board Options Exchange, used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. The formula is the same, and the only difference is the value of the VIX that is used.

B-2

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

Initial Annual Fee Rate + [0.05% x (Value of the VIX as of Market Close on each day the fee is calculated – 20)]

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on the non-discretionary formula stated above which is tied to the change in the VIX. If the value of the VIX increases or decreases on a Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly.

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

IncomeLOCK Plus Features

IncomeLOCK Plus offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the Contract’s highest Anniversary Value or an annual Income Credit. IncomeLOCK +6 with a 6% Income Credit may be elected at the date of Contract issue. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

Income Credit Options

The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years. The Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Benefit Base, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. If you take withdrawals in any Benefit Year in excess of 6%, you will not receive any portion of the 6% Income Credit for that Benefit Year.

After the expiration of the Income Credit Period your Benefit Base may continue to be increased to lock in a higher Anniversary Value. In addition, if no withdrawals are taken during the first 12 years, on the 12th Benefit Anniversary, your Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base is less than this Minimum Benefit Base. The Minimum Benefit Base is equal to 200% of the first Benefit Year’s Eligible Purchase Payments.

Amounts Received Under IncomeLOCK Plus — Summary

If you elect IncomeLOCK+6, you may choose from Income Option 1, 2 or 3 or the Income Option with a Custom Allocation, which determines the withdrawal percentages you will receive while the Living Benefit is in effect.

You may begin taking withdrawals as early as age 45. The amounts you receive will vary based on (1) the income option you selected, (2) whether there are one or two Covered Persons, and (3) the age of the Covered Person(s) at the time of the first withdrawal. The percentage of the Benefit Base that is guaranteed by the Living Benefits: (1) while the Account Value is greater than zero ranges from 3.25% to 6.5%, and (2) once the Account Value has been reduced to zero ranges from 3% to 5%. See the “IncomeLOCK Plus Options — Amounts Received Under the Benefit” in this Appendix for more detailed information. Note, however, that taxable distributions received before you attain age 59½ are subject to a 10% penalty tax in addition to regular income tax unless an exception applies (both the penalty tax and the exceptions are discussed in the “Federal Tax Matters” section in this prospectus).

Investment Restrictions

As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected. All IncomeLOCK Plus endorsements require that 20% of your Purchase Payments (including Ineligible Purchase Payments) be allocated to Fixed Account Plus. All amounts not allocated to Fixed Account Plus, will be rebalanced on a quarterly basis through an automatic rebalancing program as discussed in more detail below.

The IncomeLOCK +6 (Options 1, 2 and 3) endorsement requires that the remaining 80% of Purchase Payments be allocated among the Dynamic Allocation Fund and the Group A Variable Account Options referenced below (excluding Fixed Account Plus and Short-Term Fixed Account). IncomeLOCK +6 (Custom Allocation) allows you to allocate Purchase Payments among the Variable Account Options from Groups A, B and C to create your personal investment portfolio, subject to the limitations provided in the table below, including that no more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.

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If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for more information regarding your investment restrictions.

Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30%-Minimum 100%-Maximum	0%-Minimum 70%-Maximum	0%-Minimum 10%-Maximum
Variable Account Options and/or Fixed Accounts

Fixed Account Plus

Short-Term Fixed Account

Core Bond Fund

Government Money Market I Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Dividend Value Fund

Dynamic Allocation Fund

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund

Global Real Estate Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

B-4

Investments are not permitted in the following:

Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years

Automatic Allocation to Fixed Account Plus

The 20% automatic allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A (IncomeLOCK +6 endorsements with Custom Allocation only). The automatic allocation applies to all Purchase Payments, including Ineligible Purchase Payments that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable). The automatic allocation must remain invested in Fixed Account Plus for as long as the IncomeLOCK Plus benefit remains in effect. You may not transfer any portion of the automatic allocation to Fixed Account Plus to other investment options under the Contract. You may not request a specific percentage of any withdrawal be deducted solely from the automatic allocation to Fixed Account Plus. Rather, any withdrawal reduces the automatic allocation to Fixed Account Plus in the same proportion that the withdrawal reduces your Account Value.

Asset Rebalancing Program

We will automatically enroll you in an automatic asset rebalancing program, with quarterly rebalancing, because market performance and withdrawal activity may result in allocations inconsistent with the restrictions. We will also initiate immediate rebalancing in accordance with your automatic asset rebalancing instructions, after any of the following transactions:

•	Any transfer or reallocation you initiate; or

•	Any withdrawal you initiate.

If you initiate any transfer or reallocation, you must also at that time modify the automatic asset rebalancing instructions. Automatic transfers or Systematic Withdrawals will not result in immediate rebalancing but will wait until the next scheduled quarterly rebalancing.

Each Benefit Quarter, we will rebalance the Contract in accordance with the most current automatic asset rebalancing instructions on file. We will not rebalance your investment in Fixed Account Plus if it would result in the balance in Fixed Account Plus decreasing below the automatic allocation. If at any point for any reason, the automatic asset rebalancing instructions would result in allocations inconsistent with the restrictions, we will revert to your last instructions on file that are consistent with the restrictions whether for rebalancing or for allocation of a Purchase Payment and implement those at the next balancing.

You may modify the automatic asset rebalancing instructions at any time as long as they are consistent with the restrictions. If the Living Benefit is cancelled or terminated and the Contract remains in-force, investment restrictions will no longer apply.

We reserve the right to change the investment requirements at any time for prospectively issued Contracts. We may also revise the investment requirements for any existing Contract to the extent variable or fixed investment options are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements.

Additional Important Information Applicable to IncomeLOCK Plus

If you elect IncomeLOCK Plus, you will not be able to take a loan while this Living Benefit is in effect. You will need to wait until after the 5th Benefit Year anniversary (the earliest IncomeLOCK Plus termination date), terminate IncomeLOCK Plus and then take a loan. When you terminate IncomeLOCK Plus, you will lose any benefits that you may have had with this feature.

Withdrawals under these features are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may withdraw each Contract year without a surrender charge. See the “Fees and Charges” section of this prospectus.

Any withdrawals taken may be subject to a 10% tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how these features are treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions (“RMD”) and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. Withdrawals greater than the RMD determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of these features. In addition, if you have a qualified Contract, tax law and the terms of the plan may restrict withdrawal amounts. See the “Surrender of Account Value” and “Federal Tax Matters” sections of this prospectus.

IncomeLOCK Plus may only be elected on your original Contract issue date, provided you meet the applicable issue age requirements. Note that these features and/or their components may not be available in your state. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products. In addition, effective December 26, 2012, IncomeLOCK Plus is no longer available for new enrollments under plans which are subject to the

B-5

requirements of Title I of ERISA. This discontinuance will not affect participants who have already elected IncomeLOCK or IncomeLOCK Plus under such plans. Check with your financial professional for availability and any additional restrictions.

Any amounts that we may pay under a Living Benefit in excess of your Account Value are subject to the Company’s financial strength and claims-paying ability. Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit.

IncomeLOCK Plus Options

You may elect IncomeLOCK Plus only on your Contract issue date to cover either your life only or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under IncomeLOCK Plus as the “Covered Person(s).” If your Contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

IncomeLOCK +6 locks in the greater of two values in determining the Benefit Base. The Benefit Base determines the basis of the Covered Person(s)’ guaranteed lifetime benefit which must be taken in a series of withdrawals. Each consecutive one-year period starting from the Endorsement Date is considered a Benefit Year. While the Benefit Base is greater than zero, the Benefit Base is automatically locked in on each Benefit Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the Benefit Base increased by any available Income Credit. The Income Credit is reduced but not eliminated in any Benefit Year in which withdrawals are less than 6% of the Benefit Base, thereby providing a guarantee that income can increase during the first 12 years, even after starting withdrawals. There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Anniversary (the “Minimum Benefit Base”). In that situation, the Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base on the 12th Benefit Anniversary is less than the Minimum Benefit Base, which is equal to 200% of the first Benefit Year’s Eligible Purchase Payments.

Age Requirements and Covered Persons

To elect IncomeLOCK Plus, Covered Persons must meet the age requirements set forth below. The age requirement varies depending on the number of Covered Persons. The age requirements for other optional benefits and features under your Contract may be different than those listed here. You must meet the age requirement for those features in order to elect them.

If you elect one Covered Person:

	Covered Person
	Minimum Age	Maximum Age
One Covered Person	45	80

If you elect two Covered Persons:

	Covered Person #1		Covered Person #2
	Minimum Age	Maximum Age	Minimum Age	Maximum Age
Nonqualified: One Owner with Spousal Beneficiary	45	80	45	N/A(1)
Qualified: One Owner with Spousal Beneficiary	45	80	45	N/A(1)

(1)	The age requirement is based solely on the single owner for purposes of issuing the Contract with the Living Benefit. The spousal beneficiary’s age is not considered in determining the maximum issue age of the second Covered Person.

Covered Persons can be any of the following:

If you elect one Covered Person:

•	The Contract Owner

•	The annuitant (for Contracts not naturally-owned)

If you elect two Covered Persons:

•	The Contract Owner and the 100% spousal primary beneficiary

•	The annuitant and the 100% spousal primary beneficiary (for Contracts not naturally-owned)

•	Spousal joint annuitants (for Contracts not naturally-owned)

Ownership changes can affect IncomeLOCK Plus as follows:

If you elect one Covered Person:

An ownership change that removes the Covered Person cancels the feature. Ownership changes that do not cancel the feature:

1.	Change from a natural to a non-natural Contract Owner: the natural Contract Owner and the annuitant must be the same person; and

2.	Change from a non-natural Contract Owner to a natural Contract Owner: the new natural Contract Owner and the annuitant must be the same person.

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If you elect two Covered Persons:

Ownership changes that do not eliminate the second Covered Person’s guarantee include:

1.	Change from a natural to a non-natural Contract Owner (the natural Contract Owner and the annuitant must be the same person); and

2.	Change from a non-natural Contract Owner to a natural Contract Owner (the new natural Contract Owner and the annuitant must be the same person).

Ownership changes that eliminate the second Covered Person’s guarantee, but still provide the life guarantee for the first Covered Person include:

1.	Removal or replacement of the original spousal beneficiary; and

2.	Removal of second Covered Person as Contract Owner or spousal beneficiary as a result of a divorce settlement.

Note also that if a Contract is non-naturally owned, a change of annuitant is not permitted.

Amounts Received under the Benefit

The amount you can receive differs depending on the Income Credit option you have elected and whether the Account Value is greater than or equal to zero. While the Account Value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of the Benefit Base used to calculate the Maximum Annual Withdrawal Amount that may be withdrawn each Benefit Year without decreasing the Benefit Base or Income Credit Base. If the Account Value has been reduced to zero, the Protected Income Payment Percentage represents the percentage of the Benefit Base used to calculate the Protected Income Payment that the client will receive each year over the remaining lifetime of the Covered Person(s). See “If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” below.

The applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage depend on the attained age of the Covered Person(s) at the time of the first withdrawal under the benefit, as set forth below. The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.

IncomeLOCK +6

Number of Covered Persons and Age of Covered Person at First Withdrawal	Income Option 1	Income Option 2	Income Option 3	Custom Allocation
One Covered Person (Age 64 and Younger)	5.0% / 3.0%*	5.0% / 3.0%*	3.75% for Life	4.5% / 3.0%*
One Covered Person (Age 65 and Older)	5.5% / 4.0%	6.5% / 3.0%	5.0% for Life	4.5% / 4.0%
Two Covered Persons (Age 64 and Younger)	4.5% / 3.0%*	4.5% / 3.0%*	3.25% for Life	4.0% /3.0%*
Two Covered Persons (Age 65 and Older)	5.0% / 4.0%	6.0% / 3.0%	4.50% for Life	4.0% / 4.0%

* The Protected Income Payment Percentage is 4% if the Benefit Base is increased to a new highest Anniversary Value on or after the Covered Person’s 65th birthday or, if two Covered Persons are elected, on or after the younger Covered Person’s 65th birthday.

Calculation of the Value of each Component of the Benefit

The benefit offered by IncomeLOCK Plus is calculated by considering the factors described below. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

First, we determine the initial Benefit Base. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1.5 million (annual cap amount) without our prior approval. The initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000. In addition, certain Purchase Payments received during the first year after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base.

Any Purchase Payments made in contract year 1 in excess of the annual cap amount as well as all Purchase Payments received after the first contract year are considered Ineligible Purchase Payments, and are not included in the Benefit Base. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value. Total Eligible Purchase Payments are limited to $1,500,000 (annual cap amount) without prior Company approval.

The Benefit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals, as defined below.

Second, we consider the Income Credit Period. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Endorsement Date and ends 12 years thereafter. The Income Credit Period may not be extended.

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Third, we determine the Anniversary Value which equals your Account Value on any Benefit Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; or (2) Eligible Purchase Payments.

Fourth, we determine the Income Credit Base which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the initial Benefit Base. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals, as defined below.

Fifth, we determine the Income Credit.

The Income Credit is equal to 6% (“Income Credit Percentage”) of the Income Credit Base, on each Benefit Anniversary during the Income Credit Period. If you take withdrawals in a Benefit Year that are in total less than 6% of the Benefit Base (and therefore, less than your Maximum Annual Withdrawal Amount), the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Benefit Base. For example, if you take a withdrawal that is equal to 4% of the Benefit Base, the Income Credit Percentage for that Benefit Year is reduced from 6% to 2%. However, if you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit for that Benefit Year is equal to zero.

Sixth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year while the Account Value is greater than zero, without reducing the Benefit Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If your Account Value is reduced to zero but your Benefit Base is greater than zero, the Protected Income Payment is determined by multiplying the Benefit Base by the applicable Protected Income Payment Percentage.

Finally, we consider any Excess Withdrawals. We define Excess Withdrawals as any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn, or any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount.

Increase of the Benefit Base and Income Credit Base

On each Benefit Anniversary, the Benefit Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Benefit Base plus the Income Credit, if any. In addition, the Benefit Base can also be increased to at least the Minimum Benefit Base on the 12th Benefit Year anniversary, provided no withdrawals are taken prior to that anniversary.

On each Benefit Anniversary during the Income Credit Period (first 12 Benefit Years following the Endorsement Date), the Income Credit Base is automatically increased to the highest Anniversary Value, if the Benefit Base is also increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Benefit Base.

Increases to your Benefit Base and Income Credit Base occur on Benefit Anniversaries while the Account Value is greater than zero. However, Eligible Purchase Payments can increase your Benefit Base and Income Credit Base at the time they are received. Your Benefit Base and Income Credit Base will not increase if your Account Value was higher on days other than the Benefit Anniversary.

In any Benefit Year during which subsequent Eligible Purchase Payments are allocated to your Contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Benefit Base is increased on a Benefit Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Anniversary, applicable to the coming Benefit Year, by multiplying the increased Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

If the Account Value has been reduced to zero, the Benefit Base will no longer be recalculated on each Benefit Anniversary. See “If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” below.

Cancellation of IncomeLOCK Plus

IncomeLOCK Plus may be cancelled by the Contract Owner on any Benefit Quarter Anniversary after the end of the 5th Benefit Year. Cancellation will be effective on the Benefit Quarter Anniversary following receipt of a cancellation request and the fee will continue to be deducted up to and including the cancellation effective date. Prior fees taken are not returned upon cancellation. Once IncomeLOCK Plus is cancelled, the guarantees under the benefit are terminated, investment limitations no longer apply to the Contract and you may not re-elect IncomeLOCK Plus.

Automatic Termination of IncomeLOCK Plus

The feature and its corresponding fees will automatically and immediately terminate upon the occurrence of one of the following:

1.	Any Excess Withdrawal that reduces the Account Value and Benefit Base to zero.

2.	A death benefit is paid, and the Contract is terminated.

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3.	Full surrender or termination of the Contract.

4.	Full or partial annuitization of the Contract.

5.	Upon the death of the single Covered Person (for single life benefit).

6.	Upon the death of the second (surviving) Covered Person (for joint lives benefit).

7.	Any change of ownership except as noted above.

Withdrawals under the Living Benefits

The timing and amount of withdrawals will affect the amounts received under the Living Benefits, as set forth below in greater detail.

The amount of any withdrawal for any Living Benefit which exceeds the Maximum Annual Withdrawal Amount because of RMDs required to comply with the minimum distribution requirements of the Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an Excess Withdrawal providing that all of the following conditions are met:

(1)	No withdrawals in addition to the RMD are taken in that same year;

(2)	Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;

(3)

If the Endorsement Date is on or before the Required Beginning Date (RBD) of the RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 1/2 (or age 72, if applicable), or retire, if applicable; and

(4)	You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year’s RMD amount.

Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an Excess Withdrawal.

If you have elected IncomeLOCK +6 and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Benefit Base, an Income Credit will be included in determining any Benefit Base increase in that Benefit Year.

Withdrawals made under these Living Benefits are treated like any other withdrawals under the Contract for purposes of calculating taxable income, reducing the Account Value, deducting applicable surrender charges or market value adjustments, applying fixed account withdrawal restrictions or free withdrawal amounts and any other features, benefits and conditions of the Contract. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a surrender charge.

You should not elect a Living Benefit if you plan to take Excess Withdrawals since those withdrawals may significantly reduce the value of or terminate the Living Benefit.

Withdrawal under IncomeLOCK Plus

The Maximum Annual Withdrawal Amount, the Benefit Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year anniversary, your Benefit Base is not eligible to be increased to the Minimum Benefit Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Benefit Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years.

Excess Withdrawals reduce your Benefit Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Benefit Base in the same proportion by which the Account Value is reduced by the Excess Withdrawal. As a result of a reduction of the Benefit Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Benefit Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year’s Maximum Annual Withdrawal Amount. When the Account Value is less than the Benefit Base, Excess Withdrawals will reduce the Benefit Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Benefit Base in that Benefit Year.

The impact of withdrawals on specific factors is further explained below:

Benefit Base and Income Credit Base:    If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Benefit Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Benefit Base and Income Credit Base are reduced in the same proportion by which the Account Value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount.

Maximum Annual Withdrawal Amount:    The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Benefit Base. Accordingly, if the sum of withdrawals in any

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Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Benefit Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Benefit Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Protected Income Payment:    If the Benefit Base is greater than zero, but the Account Value has been reduced to zero, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Benefit Base by the applicable Protected Income Payment Percentage. The Benefit Base is no longer increased on Benefit Anniversaries after the Account Value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. See “If your Account Value is Reduced to Zero” below.

If your Account Value is Reduced to Zero

All withdrawals from the Contract, including withdrawals under IncomeLOCK Plus, will reduce your Account Value. Unfavorable investment experience and/or fees may also reduce your Account Value. If the Account Value is reduced to zero but the Benefit Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

If an Excess Withdrawal reduces your Account Value to zero, no further benefits are payable under the Contract and your Contract along with IncomeLOCK Plus will terminate.

If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under IncomeLOCK Plus may reduce the Account Value to zero, thereby terminating any other benefits of the Contract. In addition, an Income Credit is not available if the Account Value is reduced to zero, even if a benefit remains payable.

When the Account Value equals zero but the Benefit Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following options for payment:

1.	The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

2.	Any payment option mutually agreeable between you and us.

Once you elect a payment option, it cannot be changed. If you do not select a payment option above, the remaining benefit will be paid as an amount based on the Protected Income Payment Percentage. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Latest Annuity Date

If the Account Value is greater than zero and you have reached the latest Annuity Date, if applicable, the Maximum Annual Withdrawal Amount is no longer available for withdrawal under IncomeLOCK Plus. Rather, the Protected Income Payment will be calculated by multiplying the Benefit Base by the Protected Income Payment Percentage and paid until the death(s) of the Covered Person(s), as discussed under “If your Account Value is Reduced to Zero” above.

If the Account Value and the Benefit Base are greater than zero on the latest Annuity Date, you must select one of the following options:

1.	Annuitize the Account Value under the Contract’s annuity provisions; or

2.	Elect to receive the Protected Income Payment on the latest Annuity Date, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

3.	Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the latest Annuity Date, we may annuitize the Account Value in accordance with one of the single or joint life and period certain options under the Annuity Provisions of the Contract or payments that do not exceed your life expectancy as required by the Internal Revenue Service (“IRS”).

Death Benefits under IncomeLOCK Plus

If there is one Covered Person and that person dies, the surviving spousal Beneficiary may elect to:

1.	Make a death claim if the Account Value is greater than zero, which terminates IncomeLOCK Plus and the Contract; or

2.	Continue the Contract if the Account Value is greater than zero, without IncomeLOCK Plus and its corresponding fee.

B-10

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

1.	Make a death claim if the Account Value is greater than zero, which terminates IncomeLOCK Plus and the Contract; or

2.	Continue the Contract with IncomeLOCK Plus and its corresponding fee.

The components of IncomeLOCK Plus in effect at the time of such continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of IncomeLOCK Plus elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. If the continuation occurs during the Income Credit Period, the surviving Covered Person will continue to receive any increases to the Benefit Base for highest Anniversary Values or if applicable, any Income Credit while the Account Value is greater than zero. The surviving Covered Person is also eligible to receive the Minimum Benefit Base on the 12th Benefit Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Endorsement Date.

Upon the death of the Covered Person(s), if the Account Value is greater than zero, a Beneficiary who is not a Covered Person must make an election under the death benefit provisions of the Contract, which terminates IncomeLOCK Plus.

For more information on death benefits, see “Death Benefits” in the prospectus.

IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013

Effective February 25, 2013, the IncomeLOCK +8 living benefit is no longer available for purchase. If you elected IncomeLOCK +6 or IncomeLOCK +8 prior to February 25, 2013, the following provisions are applicable to this feature. All other IncomeLOCK Plus information provided in this Appendix under the heading “IncomeLOCK Plus” above applies to your Living Benefit except the following:

Fee Tables

The IncomeLOCK Plus fee is calculated as a percentage of the Benefit Base.1

For Endorsement Dates of December 26, 2012 through February 24, 2013:

Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase[3]
One Covered Person	1.10%	2.20%	+/-0.25%
Two Covered Persons	1.35%	2.70%	+/-0.25%

For Endorsement Dates of May 1, 2012 through December 25, 2012:

Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase[3]
One Covered Person	1.30%	2.60%	+/-0.25%
Two Covered Persons	1.55%	3.10%	+/-0.25%

For Endorsement Dates prior to May 1, 2012:

Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase
One Covered Person	1.10%	2.20%	+/-0.25%
Two Covered Persons	1.35%	2.70%	+/-0.25%

The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).

IncomeLOCK Plus Features

IncomeLOCK Plus offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the Contract’s highest Anniversary Value or an annual Income Credit. IncomeLOCK Plus was available with two separate Income Credit options: IncomeLOCK +6, with a 6% Income Credit, and IncomeLOCK +8, with an 8% Income Credit. The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years.

[1]

The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated for IncomeLOCK Plus, see “IncomeLOCK Plus — IncomeLOCK Plus Options” in this Appendix.

[2]

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. If the VIX increases or decreases on a Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly. See “IncomeLOCK Plus — IncomeLOCK Plus Fee Formula” in this Appendix.

[3]	The Minimum Annual Fee Rate for IncomeLOCK Plus is 0.60%.

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Income Credit Options

The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years.

For IncomeLOCK +6, the Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Benefit Base, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals.

For IncomeLOCK +8, the Income Credit is only available in years when no withdrawals are taken.

After the expiration of the Income Credit Period your Benefit Base may continue to be increased to lock in a higher Anniversary Value. In addition, if no withdrawals are taken during the first 12 years, on the 12th Benefit Anniversary, your Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base is less than this Minimum Benefit Base. The Minimum Benefit Base is equal to 200% of the first Benefit Year’s Eligible Purchase Payments if the feature is added on the original Contract issue date or 200% of your Account Value on the Endorsement Date if the feature was added after your original Contract issue date and prior to May 1, 2012.

Amounts Received Under IncomeLOCK Plus

You may begin taking withdrawals as early as age 45. If you elected IncomeLOCK+6 on December 26, 2012 through February 24, 2013, the withdrawal percentage you receive while the Living Benefit is in effect varies according to the Income Credit Option you elected (Option 1, 2, 3 or Custom Allocation).

In addition, if you elected IncomeLOCK +6 or IncomeLOCK +8, your withdrawal percentage will vary primarily depending on (1) whether you elected one or two Covered Persons, (2) the age of the Covered Person(s) at the time of the first withdrawal and (3) whether the Account Value is greater than or equal to zero.

While the Account Value is greater than zero, the MAWP represents the percentage of the Benefit Base used to calculate the MAWA that may be withdrawn each Benefit Year without decreasing the Benefit Base or Income Credit Base. If the Account Value has been reduced to zero, the PIPP represents the percentage of the Benefit Base used to calculate the Protected Income Payment that the client will receive each year over the remaining lifetime of the Covered Person(s). See “IncomeLOCK Plus — If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” in the prospectus.

The percentage of the Benefit Base that is guaranteed by the Living Benefits while the Account Value is greater than zero, or the MAWP, ranges from 5% to 6% for IncomeLOCK Plus with an Endorsement Date prior to May 1, 2012 and ranges from 4.5% to 5.5% for IncomeLOCK Plus with an Endorsement Date of May 1, 2012 through December 25, 2012. The percentage of the Benefit Base that is guaranteed by the Living Benefits while the Account Value has been reduced to zero, or the PIPP, ranges from 3% to 4%. The MAWP and PIPP will vary based on (1) the Living Benefit selected (IncomeLOCK +6 or IncomeLOCK +8), (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal, and (4) the Endorsement Date of the Living Benefit.

Note, however, that taxable distributions received before you attain age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax unless an exception applies (both the penalty tax and the exceptions are discussed in the “Federal Tax Matters” section in the prospectus).

The applicable MAWP and PIPP depend on the attained age of the Covered Person(s) at the time of the first withdrawal under the benefit, as set forth below. The first percentage represents the MAWP and the second percentage represents the PIPP for each of the options shown.

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For IncomeLOCK Plus with an Endorsement Date on December 26, 2012 through February 24, 2013:

IncomeLOCK +6

Number of Covered Persons and Age of Covered Person at First Withdrawal	Income Option 1	Income Option 2	Income Option 3	Custom Allocation
One Covered Person (Age 64 and Younger)	5.5% / 3%*	5.5% / 3%	3.75% for Life	4.5% / 3%*
One Covered Person (Age 65 and Older)	5.5% / 4%	6.5% / 3%	5% for Life	4.5% / 4%
Two Covered Persons (Age 64 and Younger	5% / 3%*	5% / 3%	3.25% for Life	4% / 3%*
Two Covered Persons (Age 65 and Older)	5% / 4%	6% / 3%	4.50% for Life	4% / 4%

* The PIPP is 4% if the Benefit Base is increased to a new Highest Anniversary Value on or after the Covered Person’s 65th birthday or, if two Covered Persons are elected, on or after the younger Covered Person’s 65th birthday.

IncomeLOCK +8

Number of Covered Persons and Age of Covered Person at First Withdrawal	MAWP and PIPP
One Covered Person (Age 64 and Younger)	3.75% for Life
One Covered Person (Age 65 and Older)	4.75% for Life
Two Covered Persons (Age 64 and Younger	3.25% for Life
Two Covered Persons (Age 65 and Older)	4.25% for Life

For IncomeLOCK Plus with an Endorsement Date of May 1, 2012 through December 25, 2012:

Number of Covered Persons and Age of Covered Person at First Withdrawal	IncomeLOCK +6	IncomeLOCK +8
One Covered Person (Age 64 and Younger)	5.5% / 3%	5% / 3%
One Covered Person (Age 65 and Older)	5.5% / 4%	5% / 4%
Two Covered Persons (Age 64 and Younger	5% / 3%	4.5% / 3%
Two Covered Persons (Age 65 and Older)	5% / 4%	4.5% / 4%

For IncomeLOCK Plus with an Endorsement Date prior to May 1, 2012:

Number of Covered Persons and Age of Covered Person at First Withdrawal	IncomeLOCK +6	IncomeLOCK +8
One Covered Person (Age 64 and Younger)	6% / 3%	5.5% / 3%
One Covered Person (Age 65 and Older)	6% /4%	5.5% / 4%
Two Covered Persons (Age 64 and Younger	5.5% / 3%	5% / 3%
Two Covered Persons (Age 65 and Older)	5.5% /4%	5% / 4%

Investment Restrictions

As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected. All IncomeLOCK Plus endorsements require that a percentage of your Purchase Payments (including Ineligible Purchase Payments) be allocated to Fixed Account Plus (15% if your Endorsement Date was before May 1, 2012 and 20% if your Endorsement Date was after May 1, 2012). All amounts not allocated to Fixed Account Plus, will be rebalanced on a quarterly basis through an automatic rebalancing program as discussed in more detail below.

Living Benefits Elected on December 26, 2012 through February 24, 2013. The IncomeLOCK +6 (Options 1, 2 and 3) and IncomeLOCK +8 endorsements require that the remaining 80% of Purchase Payments be allocated among the Dynamic Allocation Fund and the Group A Variable Account Options referenced below (excluding Fixed Account Plus and Short-Term Fixed Account). The IncomeLOCK +6 endorsement with Custom Allocation allows you to allocate Purchase Payments among the Variable Account Options from Groups A, B and C to create your personal investment portfolio, subject to the limitations provided in the table below, including that no more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.

B-13

Living Benefits Elected prior to December 26, 2012. If you elected IncomeLOCK Plus prior to December 26, 2012, you may combine Variable Account Options from Groups A, B and C to create your personal investment portfolio in accordance with the minimum and maximum percentages below.

Investment Group	Investment Restrictions	Variable Account Options and/or Fixed Accounts
Group A: Bond, Cash and Fixed Accounts	30%[4] Minimum 100% Maximum

Fixed Account Plus

Short-Term Fixed Account

Core Bond Fund

Government Money Market I Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Group B: Equity Maximum	0% Minimum 70% Maximum

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund[5]

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

[4]

20% of each investment, including Ineligible Purchase Payments (if any), is automatically allocated to Fixed Account Plus for as long as IncomeLOCK Plus remains in effect. (See also “Automatic Allocation to Fixed Account Plus” in this Appendix.)

[5]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

B-14

Investment Group	Investment Restrictions	Variable Account Options and/or Fixed Accounts
Group C: Limited Equity	0% Minimum 10% Maximum

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund[5]

Global Real Estate Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

Investments are not permitted in the following:

Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years

Automatic Allocation to Fixed Account Plus

We will automatically allocate 15% of each Purchase Payment to Fixed Account Plus if your Endorsement Date was prior to May 1, 2012 or 20% of each Purchase Payment to Fixed Account Plus if your Endorsement Date was after May 1, 2012.

The automatic allocation applies to all Purchase Payments, including Ineligible Purchase Payments that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable). The automatic allocation must remain invested in Fixed Account Plus for as long as the IncomeLOCK Plus benefit remains in effect. You may not transfer any portion of the automatic allocation to Fixed Account Plus to other investment options under the Contract. You may not request a specific percentage of any withdrawal be deducted solely from the automatic allocation to Fixed Account Plus. Rather, any withdrawal reduces the automatic allocation to Fixed Account Plus in the same proportion that the withdrawal reduces your Account Value.

Asset Rebalancing Program.

If you elected IncomeLOCK Plus, you are automatically enrolled in an automatic asset rebalancing program, with quarterly rebalancing, because market performance and withdrawal activity may result in allocations inconsistent with the investment restrictions noted above. We will also initiate immediate rebalancing in accordance with your automatic asset rebalancing instructions, after any of the following transactions:

•	Any transfer or reallocation you initiate; or

•	Any withdrawal you initiate.

If you initiate any transfer or reallocation, you must also at that time modify the automatic asset rebalancing instructions. Automatic transfers or Systematic Withdrawals will not result in immediate rebalancing but will wait until the next scheduled quarterly rebalancing.

Each Benefit Quarter, we will rebalance the Contract in accordance with the most current automatic asset rebalancing instructions on file. We will not rebalance your investment in Fixed Account Plus if it would result in the balance in Fixed Account Plus decreasing below the 15% or 20% automatic allocation referenced above. If at any point for any reason, the automatic asset rebalancing instructions would result in allocations inconsistent with the restrictions, we will revert to your last instructions on file that are consistent with the restrictions whether for rebalancing or for allocation of a Purchase Payment and implement those at the next balancing. See the “IncomeLOCK Plus Features — Asset Rebalancing Program” section of this Appendix for additional details of the automatic rebalancing program.

See the “IncomeLOCK Plus Features — Additional Important Information about IncomeLOCK Plus” section in this Appendix for information about your Living Benefit.

IncomeLOCK Plus Options

If you elected IncomeLOCK +8, the Income Credit is eliminated in any Benefit Year in which you take a withdrawal.

Calculation of the Value of each Component of the Benefit

The calculation of the initial Benefit Base for IncomeLOCK +6 with Endorsement Dates prior to December 26, 2012 and for IncomeLOCK +8 with Endorsement Dates prior to February 25, 2013 is set forth below. If you elected IncomeLOCK Plus on or after December 26, 2012, see the section of this Appendix titled “Calculation of the Value of each Component of the Benefit” under the heading “IncomeLOCK Plus — IncomeLock Plus Options.”

[5]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

B-15

The calculation of other components of the Living Benefit, including the Income Credit Period, the Anniversary Value, the Income Credit Base, the Income Credit (if you elected IncomeLOCK +6), the MAWA and Excess Withdrawals, is calculated as set forth in the section of this Appendix titled “Calculation of the Value of each Component of the Benefit” under the heading “IncomeLOCK Plus — IncomeLOCK Plus Options.”

First, we determine the initial Benefit Base. If IncomeLOCK Plus was selected prior to May 1, 2012, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1.5 million without our prior approval. If IncomeLOCK Plus is selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000.

In addition, if IncomeLOCK Plus was selected prior to December 26, 2012, certain Purchase Payments received during the first five years after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base, as follows:

1.	100% of Purchase Payments received in the first contract year; and

2.	Purchase Payments received in each of contract years 2-5, capped each year at an amount equal to 200% of the Purchase Payments received in contract year 1.

For example, if you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $200,000 for contract years 2-5 for a grand total maximum of $900,000 of Eligible Purchase Payments.

Any Purchase Payments made after your Endorsement Date (if IncomeLOCK Plus was selected after Contract issue), or any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year (if IncomeLOCK Plus is selected at Contract issue) are considered Ineligible Purchase Payments, and are not included in the Benefit Base.

If IncomeLOCK +8 was selected on December 26, 2012 through February 24, 2013, certain Purchase Payments received during the first year after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base.

Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

The Benefit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

If you elect IncomeLOCK +8, the Income Credit is 8% of the Income Credit Base, on each Benefit Anniversary during the Income Credit Period. The Income Credit may only be added to the Benefit Base if no withdrawals are taken in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Benefit Base on your second Benefit Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Benefit Base on your third Benefit Anniversary.

See “IncomeLOCK Plus Options — Cancellation of IncomeLOCK Plus” under the heading “IncomeLOCK Plus” for information on how you may cancel your Living Benefit.

Automatic Termination of IncomeLOCK Plus

In addition to the termination events discussed in this Appendix in the section titled “IncomeLOCK Plus Options — Automatic Termination of IncomeLOCK Plus” under the heading “IncomeLOCK Plus”, the feature and its corresponding fees will automatically and immediately terminate upon the occurrence of one of the following:

1.	The Contract Owner elects to take a loan from the Contract while the benefit is in effect.

2.	The Contract Owner elects to add Guided Portfolio Services or Guided Portfolio Advantage while the benefit is in effect.

Surrender of Account Value

If you have elected IncomeLOCK +8, no Income Credit will be included in the calculation of the Benefit Base when an RMD is  taken.

Loans

If you elected IncomeLOCK Plus prior to December 26, 2012 and then take a loan while your Living Benefit is in effect, the Living Benefit will automatically terminate and you will lose any benefits that you may have had with these features.

IncomeLOCK

IncomeLOCK, a Living Benefit, is no longer offered. If you elected IncomeLOCK, the following provisions are applicable to this feature.

B-16

In addition to the defined terms in the prospectus, the following defined terms are applicable to the IncomeLOCK Living Benefit:

Anniversary Value — the Account Value minus any Ineligible Purchase Payments, as measured on any Benefit Anniversary during the MAV Evaluation Period.

Maximum Anniversary Value (“MAV”) Evaluation Period — the period beginning on the Endorsement Date and ending on the 10th Benefit Anniversary for IncomeLOCK.

Minimum Withdrawal Period (“MWP”) — the minimum period over which you may take withdrawals under IncomeLOCK, if withdrawals are not taken under the lifetime withdrawal option.

Extension Offer

The information below is important to you if you purchased a Contract between May 1, 2006 and July 5, 2010 and you elected the IncomeLOCK living benefit. As described this Appendix, the initial MAV Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the “Extension”) for an additional ten years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount (MAWA) in effect at the end of the MAV Evaluation Period. However, your Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future. As with all important financial decisions, we recommend that you discuss this with your financial professional.

To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for Contracts purchased between May 1, 2006 and July 5, 2010 are detailed below. The MAV Evaluation Period may be extended for an additional 10 year period.

If you elect the Extension, the IncomeLOCK fee will be increased by 0.25% as follows:

Current Maximum Annual Fee Rate	Annual Fee Rate After Extension
0.65%	0.90%

As a reminder, you also have the option to cancel your IncomeLOCK living benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your IncomeLOCK living benefit, you will no longer receive the guarantees of IncomeLOCK and you will no longer be charged the fee.

The information below is important to you if you purchased a Contract between July 6, 2010 and April 30, 2012 and you elected the IncomeLOCK living benefit. As described this Appendix, the initial MAV Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the “Extension”) for an additional ten years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount (MAWA) in effect at the end of the MAV Evaluation Period. However, your Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future. As with all important financial decisions, we recommend that you discuss this with your financial advisor.

To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for Contracts purchased between July 6, 2010 and April 30, 2012 are detailed below. The MAV Evaluation Period may be extended for an additional 10 year period.

As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected.

If you elect the Extension, the IncomeLOCK fee will be increased by 0.25% as follows:

Current Maximum Annual Fee Rate	Annual Fee Rate After Extension
0.70%	0.95%

As a reminder, you also have the option to cancel your IncomeLOCK living benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your IncomeLOCK living benefit, you will no longer receive the guarantees of IncomeLOCK and you will no longer be charged the fee.

B-17

Fee Table

The IncomeLOCK fee is calculated as a percentage of the Benefit Base.6

Fee Period	Maximum Annual Fee Rate
All years	0.90%[7]

The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the benefit. If your Account Value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your Contract before the end of a quarter.

IncomeLOCK Features

IncomeLOCK provides for an automatic lock-in of the Contract’s highest Anniversary Value during the first ten years from the Endorsement Date (or twenty years, if the benefit is extended). You have the flexibility to receive income under the benefit when and how you need it. Each year, you can withdraw up to 5%, 7% or 10% of your Benefit Base (the total guaranteed amount available for withdrawal), depending on when you take your first withdrawal. A guaranteed lifetime income of 5% is also available if you wait until the Benefit Anniversary following your 65th birthday to take your first withdrawal under the Living Benefit. The MAWP is as follows:

• Before 5th Benefit Year anniversary:	5%

• On or after 5th Benefit Year anniversary:	7%

• On or after 10th Benefit Year anniversary:	10%

• On or after 20th Benefit Year anniversary:	10%

• On or after the Benefit Anniversary following your 65th birthday (for lifetime withdrawals):	5%

Investment Restrictions

As long as your IncomeLOCK endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages below. You may combine Variable Account Options from Groups A, B and C to create your personal investment portfolio. IncomeLOCK endorsements with an Endorsement Date prior to July 6, 2010 are not subject to these investment restrictions.

Investment Group	Investment Restrictions	Variable Account Options and/or Fixed Accounts
Group A: Bond, Cash and Fixed Accounts	20% Minimum 100% Maximum

Fixed Account Plus

Short-Term Fixed Account

Core Bond Fund

Government Money Market I Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Group B: Equity Maximum	0% Minimum 70% Maximum

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund[8]

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

[6]

IncomeLOCK is an optional guaranteed minimum withdrawal benefit. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the benefit.

[7]

For IncomeLOCK endorsements with an Endorsement Date from July 6, 2010 to April 30, 2012, the maximum annual fee is 0.70%, and for IncomeLOCK endorsements with an Endorsement Date prior to July 6, 2010, the maximum annual fee is 0.65%.

[8]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund (formerly Global Equities Fund) is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

B-18

Investment Group	Investment Restrictions	Variable Account Options and/or Fixed Accounts
Group C: Limited Equity	0% Minimum 10% Maximum

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund[8]

Global Real Estate Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

Investments are not permitted in the following:

Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years

Contract Owners who elected IncomeLOCK prior to July 2, 2012 may select Guided Portfolio Advantage, a financial service offered by VALIC Financial Advisors, Inc.

We reserve the right to change the investment requirements at any time for prospectively issued Contracts. We may also revise the investment requirements for any existing Contract to the extent variable or fixed investment options are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements

Additional Important Information about IncomeLOCK

If you take a loan after your IncomeLOCK Endorsement Date, the Living Benefit will automatically be terminated and you will lose any benefits that you may have had with this feature. Withdrawals under this feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may remove each Contract year without a surrender charge. See the “Fees and Charges” section of this prospectus.

Any withdrawals taken may be subject to a 10% tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how these features are treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions (“RMD”) and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. Withdrawals greater than the RMD determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of these features. In addition, if you have a qualified Contract, tax law and the terms of the plan may restrict withdrawal amounts. See the “Surrender of Account Value” section of this prospectus, including the section in this Appendix, and the “Federal Tax Matters” section of this prospectus.

Any amounts that we may pay under a Living Benefit in excess of your Account Value are subject to the Company’s financial strength and claims-paying ability.

IncomeLOCK Components

The benefit’s components and value may vary depending on when the first withdrawal is taken, the age of the Contract Owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after the Benefit Anniversary following your 65th birthday and your withdrawals do not exceed the maximum annual withdrawal percentage of 5% in any Benefit Year. You may begin taking withdrawals under the benefit immediately following the date the IncomeLOCK endorsement is issued for your Contract. See “Surrender of Account Value” in this Appendix for more information regarding the effects of withdrawals on the components of IncomeLOCK and a description of the effect of RMDs on the Living Benefit.

[8]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund (formerly Global Equities Fund) is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

B-19

The table below is a summary of the IncomeLOCK feature and applicable components of the benefit.

Withdrawal	MAWP Prior to any Extension	Initial MWP Prior to Any Extension		MAWP if Extension is Elected
Before 5th Benefit Anniversary	5%	20 Years		5%
On or after 5th Benefit Anniversary.	7%	14.28 Years		7%
On or after 10th Benefit Anniversary	10%	10 Years		7%
On or after 20th Benefit Anniversary	10%	10 Years		10%
On or after the Benefit Anniversary following Contract owner’s 65th birthday	5%	Life of the Contract Owner	[9]	5%

Calculation of the value of each component of the Benefit

First, we determine the Benefit Base. If IncomeLOCK was selected after Contract issue and prior to May 1, 2012, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1 million without our prior approval. If IncomeLOCK was selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000.

In addition, if IncomeLOCK was selected at Contract issue, the amount of Purchase Payments received during the first two years after your Endorsement Date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base. Any Purchase Payments we receive after your Endorsement Date, if IncomeLOCK was selected after Contract issue (or more than two years after your Endorsement Date, if IncomeLOCK is selected at Contract issue) are considered Ineligible Purchase Payments. Eligible Purchase Payments are limited to $1 million without our prior approval.

On each Benefit Anniversary throughout the MAV Evaluation Period, the Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current Benefit Base and any previous year’s Anniversary Value. Other than reductions made for withdrawals (including Excess Withdrawals), the Benefit Base will only be adjusted upwards. Note that during the MAV Evaluation Period the Benefit Base will never be lowered if Anniversary Values decrease as a result of investment performance. For effects of withdrawals on the Benefit Base, see the “Surrender of Account Value” section in this Appendix.

Second, we consider the MAV Evaluation Period, which begins on the Endorsement Date and ends on the 10th anniversary of the Endorsement Date. Upon the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

Third, we determine the Anniversary Value, which equals your Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value.

Fourth, we determine the MAWA, which represents the maximum amount that may be withdrawn each Benefit Year without creating an excess withdrawal and is an amount calculated as a percentage of the Benefit Base. The applicable MAWP is determined based on the Benefit Year when you take your first withdrawal, or, for lifetime withdrawals, the age of the owner when the first withdrawal is taken. Applicable percentages are shown in the IncomeLOCK summary table above. If the Benefit Base is increased to the current Anniversary Value, the MAWA is recalculated on that Benefit Anniversary using the applicable MAWP multiplied by the new Benefit Base. If the Benefit Base is increased as a result of Eligible Purchase Payments, the MAWA will be recalculated by multiplying the new Benefit Base by the applicable MAWP.

Lastly, we determine the MWP, which is the minimum period over which you may take withdrawals under this feature. The initial MWP is calculated when withdrawals under the benefit begin, and is re-calculated when the Benefit Base is adjusted to a higher Anniversary Value by dividing the Benefit Base by the MAWA. See the summary table above for initial MWPs. The MWPs will be reduced due to Excess Withdrawals. For effects of withdrawals on the MWP, see the “Surrender of Account Value” section of this prospectus.

Cancellation of IncomeLOCK

IncomeLOCK may be cancelled on the 5th Benefit Anniversary, the 10th Benefit Anniversary, or any Benefit Anniversary thereafter. Once IncomeLOCK is cancelled, you will no longer be charged a fee and the guarantees under the benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect IncomeLOCK after cancellation.

[9]

Lifetime withdrawals are available so long as your withdrawals remain within the 5% MAWP indicated above. If withdrawals exceed the 5% MAWP in any Benefit Year, and if the excess is not solely a result of RMDs attributable to this Contract, lifetime withdrawals will no longer be available. Instead, available withdrawals are automatically recalculated with respect to the MWP and MAWP listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

B-20

Automatic Termination of IncomeLOCK

The feature automatically terminates upon the occurrence of one of the following:

1.	The MWP has been reduced to zero unless conditions for lifetime withdrawals are met; or

2.	Full or partial annuitization of the Contract; or

3.	Full surrender of the Contract; or

4.	A death benefit is paid, or

5.	You elect to take a loan from the Contract; or

6.	Your spousal Beneficiary elects to continue the Contract without IncomeLOCK.

We also reserve the right to terminate the feature if withdrawals in excess of the MAWA in any Benefit Year reduce the Benefit Base by 50% or more.

Lifetime withdrawals will not be available in the event of:

1.	An ownership change which results in a change of the older Contract Owner;[10] or

2.	Withdrawals prior to the Benefit Anniversary following the 65th birthday of the Contract Owner; or

3.	Death of the Contract Owner; or

4.	A withdrawal in excess of the 5% MAWA.[11]

Surrender of Account Value

The timing and amount of withdrawals will affect the amounts received under IncomeLOCK as set forth below in greater detail.

The amount of any withdrawal for IncomeLOCK which exceeds the MAWA because of RMDs required to comply with the minimum distribution requirements of the Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an excess withdrawal providing that all of the following conditions are met:

1.	No withdrawals in addition to the RMD are taken in that same year;

2.	Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;

3.

If the Endorsement Date is on or before the Required Beginning Date (RBD) of the RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 1/2 (or age 72, if applicable), or retire, if applicable; and

4.	You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year’s RMD amount.

Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an excess withdrawal. This will result in the cancellation of lifetime withdrawals and further may reduce your remaining MWP.

Withdrawals made under IncomeLOCK are treated like any other withdrawals under the Contract for purposes of calculating taxable income, reducing the Account Value, deducting applicable surrender charges or market value adjustments, applying fixed account withdrawal restrictions or free withdrawal amounts and any other features, benefits and conditions of the Contract. The sum of withdrawals in any Benefit Year up to the MAWA will not be assessed a surrender charge.

The MAWA, Benefit Base and MWP may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to the Benefit Anniversary following your 65th birthday (if a jointly owned nonqualified Contract, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after the Benefit Anniversary following your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the MAWA is calculated as 5% of the Benefit Base. At any time, if the amount of withdrawals exceeds 5% of the Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals. However, you can continue to receive withdrawals over the MWP in amounts up to the MAWA as described above, based on when you made your first withdrawal and reduced by withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the MAWA reduce the Benefit Base by the amount of the withdrawal. Withdrawals in excess of the MAWA are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any withdrawal that causes the total withdrawals in a Benefit Year to exceed the MAWA; or 2) any withdrawal in a Benefit

[10]

If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

[11]

However, if an RMD withdrawal for this Contract exceeds the MAWA, the ability to receive lifetime withdrawals will not be terminated as long as withdrawals of RMDs are determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account. See the “Surrender of Account Value” section in this prospectus.

B-21

Year taken after the MAWA has been withdrawn. Excess Withdrawals will reduce the Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the Account Value on the next Benefit Anniversary after the Excess Withdrawal. This means that if Account Value is less than the Benefit Base, withdrawals greater than the MAWA will result in a proportionately greater reduction of the Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your MAWA.

The impact of withdrawals and the effect on each component of IncomeLOCK are further explained below.

Account Value: Any withdrawal reduces the Account Value by the amount of the withdrawal.

Benefit Base: Withdrawals reduce the Benefit Base as follows:

1.	All withdrawals up to the MAWA, and any withdrawals in excess of the MAWA which are due solely to RMDs (as more specifically described above), will reduce the Benefit Base by the dollar amount of the withdrawal;

2.	Excess Withdrawals as described above reduce the Benefit Base to the lesser of (a) or (b), where:

(a) is the Benefit Base immediately prior to the Excess Withdrawal minus the amount of the Excess Withdrawal, or;

(b) is the Benefit Base immediately prior to the Excess Withdrawal reduced in the same proportion by which the Account Value on the next Benefit Anniversary after the Excess Withdrawal is reduced by the amount of the Excess Withdrawal.

Maximum Annual Withdrawal Amount (MAWA): The MAWA will be adjusted as follows:

1.	If there are no Excess Withdrawals in a Benefit Year, no further changes are made to the MAWA for the next Benefit Year.

2.	If there are Excess Withdrawals in a Benefit Year, the MAWA will be recalculated on the next Benefit Anniversary. The new MAWA will equal the new Benefit Base on that Benefit Anniversary after the Withdrawal divided by the new MWP on that Benefit Anniversary. The new MAWA may be lower than your previously calculated MAWA.

Minimum Withdrawal Period (MWP): The MWP is calculated as follows:

1.	If there are no Excess Withdrawals during a Benefit Year, the new MWP will be the Benefit Base after the withdrawal divided by the current MAWA.

2.	If there are Excess Withdrawals during a Benefit Year, the new MWP will equal the MWP calculated at the end of the prior Benefit Year reduced by one year. In the case of lifetime withdrawals, such an Excess Withdrawal will cancel that period and the new MWP will be determined by dividing the new Benefit Base by the new MAWA.

If your Account Value is Reduced to Zero

If your Account Value is reduced to zero and the Benefit Base is greater than zero, subsequent Purchase Payments will no longer be accepted and a death benefit will not be payable. Further payments under the Contract will be made according to your irrevocable election of one of the following two alternatives:

(1)	In a form acceptable to the Company, you may request a lump sum equal to the discounted present value of any remaining guaranteed payments under the benefit; or,

(2)	If no lump sum request is received by the Company during the period described in a notice provided to you by the Company, you will receive an annuity according to the annuitization provisions of your Contract. Absent an alternative election by you, the annuity will consist of annual payments equal to the MAWA, for a period of years equal to the remaining Benefit Base divided by the MAWA. Such payments will be made quarterly unless otherwise elected, and each individual periodic payment will be equal to the pro-rata portion of the annual MAWA based upon the frequency. Prior to the commencement of such payments, you may also elect to receive an alternative form of annuity, in any other actuarially equivalent form permitted under the Contract, subject to any applicable limitations under the Contract or the Plan.

Extending the MAV Evaluation Period

At the end of the MAV Evaluation Period, as long as the benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and MAWP, will change to those in effect at the time you elect to extend. The components and fees may be different from when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the Benefit Base will no longer be adjusted on subsequent Benefit Anniversaries. However, you can continue to take the MAWA in effect at the end of the last MAV Evaluation Period,

B-22

subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

Death Benefits

Spousal Beneficiary

Upon the death of the Contract Owner, and subject to any applicable limitations in this Contract, the Code, or under the plan or arrangement under which the Contract is issued, your spousal Beneficiary may elect either (i) to receive a death benefit in accordance with one of the forms permitted under the provisions of this Contract (if the Account Value is greater than zero), (ii) continue this Contract and IncomeLOCK (except as noted below) or (iii) continue the Contract and cancel IncomeLOCK and its accompanying charge. Spousal continuation of the Contract (and IncomeLOCK) is not available if the Contract was set up under one of the following “qualified” plan types: 403(b), 401(k), 401(a) or 457(b). For these Contracts, a spousal Beneficiary, like a non-spousal Beneficiary, cannot continue IncomeLOCK and must take a death benefit under the terms of the Contract. A spousal Beneficiary may continue IncomeLOCK but only for nonqualified Contracts and IRA plan types (Roth IRA, traditional IRA, SEP, and Simple IRA). Upon election to continue the Contract and IncomeLOCK, your spousal Beneficiary will be subject to the terms and conditions of IncomeLOCK, including the charge. Upon the owner’s death, lifetime withdrawals under the IncomeLOCK end and are not available to your spousal Beneficiary. In this event, available withdrawals under IncomeLOCK are automatically recalculated with respect to the MWP and MAWP shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken. The Endorsement Date will not change as the result of spousal continuation.

Non-Spousal Beneficiary

Upon the death of the Contract Owner, if the Account Value is greater than zero, IncomeLOCK will terminate, and your nonspousal Beneficiary(ies) must receive a death benefit in accordance with the otherwise applicable terms of this Contract. If the Account Value is zero upon your death (meaning that no death benefit is payable) but the MWP remaining is greater than zero, a nonspousal beneficiary will receive the remaining value in a lump sum equal to the discounted present value of any remaining guaranteed payments under IncomeLOCK. Upon your death, lifetime withdrawals under the IncomeLOCK end and any available withdrawals under this Endorsement are automatically recalculated with respect to the MWP and MAWP shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken.

Loans

If you elected IncomeLOCK prior to December 26, 2012 and then take a loan while your Living Benefit is in effect, the Living Benefit will automatically terminate and you will lose any benefits that you may have had with these features.

B-23

Appendix C — State Contract Variability

Prospectus	Provision Availability or Variation	Issue State
Free Look	Free Look period is 20 days or 30 days if this is a replacement. The Free Look amount is the return of all purchase payments allocated to the contract.	Alaska
Free Look	If you are age 65 or older on the Contract issue date, the Free Look period is 30 days.	Arizona
Free Look

If you are age 60 or older on the Contract issue date, the Free Look period is 30 days. If you invest in the Fixed Account, the Free Look amount is calculated as the Purchase Payments paid. If you invest in Variable Account Options, the Free Look amount is calculated as the greater of (1) Purchase Payments or (2) the value of your Contract plus any fees paid on the day we received your request in good order at the Annuity Service

Center.

California
Free Look	The Free Look period is 21 days and the amount is calculated as the value of your Contract plus fees and charges on the day we receive your request in good order at the Annuity Service Center.	Florida
Free Look	The Free Look period is 20 days.	Idaho North Dakota Rhode Island Texas
Free Look	The Free Look amount is calculated as the value of your Contract plus fees and charges on the day we received your request in good order at the Annuity Service Center.	Michigan Minnesota Missouri Texas
Free Look	The Free Look amount is calculated as the greater of (1) Purchase Payments including fees and charges or (2) the value of your Contract on the day we receive your request in good order at the Annuity Service Center.	Arkansas
Free Look	The Free Look period is 20 days. The Free Look amount is the purchase payments made to the fixed interest options and the accumulation value of the variable options on the day the contract is returned. The Free Look period is 60 days for a replacement.	New York
Death Benefit	Standard Death Benefit is paid on or after age 70	New York
Death Benefit	For Contracts issued on or after March 5, 2012, the interest guaranteed death benefit is available on individual nonqualified Contracts, Roth IRAs or IRAs (issued outside of an employer-sponsored retirement plan) if death occurs prior to age 70; the standard death benefit is payable if death occurs on or after age 70. For Contracts issued in connection with an employer-sponsored retirement plan, only the standard death benefit is payable.	Florida
Surrender Charge	For Contracts issued to individuals in the State of Oregon, no surrender charge will be applied to withdrawals if your account has been in effect for 10 years or longer. In addition, we will treat funds withdrawn from such Contract, when such funds are subject to surrender charges, as attributable to Purchase Payments withdrawn on a first-in-first out basis. This procedure applies to Contracts issued on and after July 1, 2017. The amount of the surrender charge for such Contracts will be the lessor of: five percent (5%) of the amount withdrawn which is attributable to Purchase Payments received during the most recent 60 months; or five percent (5%) of the total amount withdrawn.	Oregon
Surrender Charge	For ten years from the date the Certificate was issued the charge will be 5% of either (1) the amount withdrawn, or (2) the amount of any Purchase Payments received during the most recent 60 months prior to the surrender or withdrawal, whichever is less. During the eleventh and twelfth Certificate Years, the charge will be the lesser of the charge as described above or 1% of the amount withdrawn.	Texas
Premium Tax	We deduct premium tax charges of 0.50% for Qualified Contracts and 2.35% for Non-Qualified Contracts based on contract value when you begin the Payout Period.	California
Premium Tax	We deduct premium tax charges of 2.0% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Maine
Premium Tax	We deduct premium tax charges of 3.5% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Nevada
Premium Tax	For the first $500,000 in the Contract, we deduct premium tax charges of 1.25% for Non-Qualified Contracts based on total Purchase Payments when you begin the Payout Period. For any amount in excess of $500,000 in the Contract, we deduct front-end premium tax charges of 0.08% for Non-Qualified Contracts based on total Purchase Payments when you begin the Payout Period.	South Dakota
Premium Tax	We deduct premium tax charges of 1.00% for Qualified Contracts and 1.00% for Non-Qualified Contracts based on contract value when you begin the Payout Period.	West Virginia
Premium Tax	We deduct premium tax charges of 1.00% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Wyoming

© 2021 American International Group, Inc.

All Rights Reserved.

C-1

SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 3, 2021

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Units of Interest Under Group and Individual

Fixed and Variable Deferred Annuity Contracts

Portfolio Director® Plus, Portfolio Director 2, and Portfolio Director

For Series 1.40 to 12.40

The following information in this Supplement applies for the period May 3 – May 23, 2021. This Supplement should be disregarded on and after May 24, 2021 and you should refer solely to the prospectus.

On or about May 24, 2021 certain underlying funds available through the Variable Account Options will engage in reorganization transactions, subject to shareholder approval. Shareholders of such underlying funds will be asked to approve proposed reorganizations of certain existing VALIC Company I (“VC I”) and VALIC Company II (“VC II”) Funds, indicated below as Target Funds, into corresponding mutual funds advised by The Variable Annuity Life Insurance Company (“VALIC”), as investment adviser, set out in the following table under the heading Acquiring Funds. Shareholders of the Target Funds will have the opportunity to vote their shares at a joint special meeting of shareholders to be held on Tuesday, May 11, 2021.

Target Funds	Acquiring Funds
VC II Small Cap Value Fund	VC I Small Cap Value Fund (new fund)
VC II Capital Appreciation Fund	VC I Capital Appreciation Fund (new fund)
VC II Aggressive Growth Lifestyle Fund	VC I Aggressive Growth Lifestyle Fund (new fund)
VC II Moderate Growth Lifestyle Fund	VC I Moderate Growth Lifestyle Fund (new fund)
VC II Conservative Growth Lifestyle Fund	VC I Conservative Growth Lifestyle Fund (new fund)
VC II International Opportunities Fund	VC I International Opportunities Fund (new fund)
VC II High Yield Bond Fund	VC I High Yield Bond Fund (new fund)
VC II Mid Cap Value Fund	VC I Mid Cap Value Fund (new fund)
VC II U.S. Socially Responsible Fund	VC I U.S. Socially Responsible Fund (new fund)
VC I Capital Conservation Fund	VC I Core Bond Fund (new fund)
VC II Core Bond Fund
VC II Strategic Bond Fund
VC I Small Cap Aggressive Growth Fund	VC I Small Cap Growth Fund (new fund)
VC I Small Cap Fund
VC II Small Cap Growth Fund
VC II Government Money Market II Fund	VC I Government Money Market I Fund

If the proposed reorganizations are approved, Target Fund shares will be exchanged for the shares of the corresponding Acquiring Fund with the same aggregate net asset value of the Target Fund shares currently held. Subject to shareholder approval, the reorganizations are to take place on or about May 24, 2021. On such date, all newly created funds will become available through corresponding new Variable Account Options. For a complete list of available Variable Account Options on and after May 24, 2021, please see the prospectus.

After Market Close on May 21, 2021, all transfer, purchase, and redemption requests directed to a Variable Account Option that invests in a Target Fund will be automatically directed to the Variable Account Option that invests in the corresponding Acquiring Fund.

1

For the period May 3, 2021 — May 23, 2021, the following text replaces the Variable Account Options in the prospectus. For Variable Account Options available on and after approximately May 24, 2021, please see the prospectus.

Variable Account Options

VALIC Company I Funds

Asset Allocation Fund

Blue Chip Growth Fund

Capital Conservation Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund

Global Real Estate Fund

Global Strategy Fund

Government Money Market I Fund

Government Securities Fund

Growth Fund

Inflation Protected Fund

International Equities Index Fund

International Government Bond Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science & Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Index Fund

Small Cap Special Values Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

VALIC Company II Funds

Aggressive Growth Lifestyle Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Core Bond Fund

Government Money Market II Fund

High Yield Bond Fund

International Opportunities Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Small Cap Growth Fund

Small Cap Value Fund

Strategic Bond Fund

U.S. Socially Responsible Fund

Public Funds

American Beacon Bridgeway Large Cap Growth Fund

Ariel Appreciation Fund

Ariel Fund

Invesco Balanced-Risk Commodity Strategy Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

Vanguard Lifestrategy Conservative Growth Fund

Vanguard Lifestrategy Growth Fund

Vanguard Lifestrategy Moderate Growth Fund

Vanguard Long-Term Investment-Grade Fund

Vanguard Long-Term Treasury Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

2

For the period May 3, 2021 — May 23, 2021, the following Fee Table hereby replaces the Mortality and Expense Risk Separate Account Charges table. The reference to VALIC Company II Funds will no longer exist after the reorganization. Accordingly, for Mortality and Expense Risk Separate Account Charges applicable on and after May 24, 2021 please refer to the Fee Tables on page 5 of the prospectus.

Mortality and Expense Risk Separate Account Charges for each Variable Account Option (as a percentage of average daily net asset value allocated to the Variable Account Option)	Maximum Separate Account Charge (%) (4)	Separate Account Reimbursement or Credit (%) (5)	Current (Net) Separate Account Charge (%)
VALIC Company I Funds (6) (29 Funds)	0.60	—	0.60
VALIC Company II Funds (6) (13 Funds)	0.60	(0.25)	0.35
Public Funds
American Beacon Bridgeway Large Cap Growth Fund (Investor Shares)	0.85	(0.25)	0.60
Ariel Appreciation Fund (Investor Shares)	0.85	(0.25)	0.60
Ariel Fund (Investor Shares)	0.85	(0.25)	0.60
Invesco Balanced-Risk Commodity Strategy Fund (R5 Shares)	0.85	(0.25)	0.60
T. Rowe Price Retirement Funds (Advisor Shares) 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, 2055 Fund, 2060 Fund	0.85	(0.25)	0.60
Vanguard LifeStrategy Funds (Investor Shares) Conservative Growth Fund, Growth Fund, Moderate Growth Fund	0.85	—	0.85
Vanguard Long-Term Investment-Grade Fund (Investor Shares)	0.85	(0.25)	0.60
Vanguard Long-Term Treasury Fund (Investor Shares)	0.85	(0.25)	0.60
Vanguard Wellington Fund (Investor Shares)	0.85	—	0.85
Vanguard Windsor II Fund (Investor Shares)	0.85	—	0.85

(4) See “Purchase Unit Value” in the SAI for a discussion of how the separate account charges impact the calculation of each Division’s unit value. Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.”

(5) For these Variable Account Options, the Separate Account Charges for these Divisions currently are reduced voluntarily by VALIC. See “Separate Account Expense Reimbursements or Credits.”

(6) See cover page for a list of the VALIC Company I and VALIC Company II Funds available as Variable Account Options.

For the period May 3, 2021 — May 23, 2021, the following list of Variable Account Options and corresponding Adviser/Sub-Adviser information applies. On and after May 24, 2021 please see the prospectus for information on the available Variable Account Options and the corresponding Adviser/Sub-Adviser information.

Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser

Domestic Large-Cap Equity Asset Class

American Beacon Bridgeway Large Cap Growth Fund	Adviser: American Beacon Advisors, Inc. Sub-Adviser: Bridgeway Capital Management, Inc.	Nasdaq-100® Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica Asset Management, LLC (“SunAmerica”)

Blue Chip Growth Fund	Adviser: VALIC Sub-Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)	Stock Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Capital Appreciation Fund	Adviser: VALIC Sub-Adviser: BMO Asset Management Corp.	Systematic Core Fund	Adviser: VALIC Sub-Adviser: Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)

Dividend Value Fund	Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC (“BlackRock”) and SunAmerica	Systematic Value Fund	Adviser: VALIC Sub-Adviser: Wellington Management Company LLP (“Wellington Management”)

Growth Fund	Adviser: VALIC Sub-Advisers: BlackRock and SunAmerica	U.S. Socially Responsible Fund	Adviser: VALIC Sub-Adviser: SunAmerica

3

Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser

Large Capital Growth Fund	Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company (“MFS”)	Vanguard Windsor II Fund	Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC

Domestic Mid-Cap Equity Asset Class

Ariel Appreciation Fund	Adviser: Ariel Investments, LLC	Mid Cap Strategic Growth Fund	Adviser: VALIC Sub-Advisers: Janus Capital Management LLC (“Janus”) and AllianzGlobal Investors U.S., LLC (“Allianz”)

Mid Cap Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica	Mid Cap Value Fund	Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management

Domestic Small-Cap Equity Asset Class

Ariel Fund	Adviser: Ariel Investments, LLC	Small Cap Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Small Cap Aggressive Growth Fund	Adviser: VALIC Sub-Adviser: Victory Capital Management Inc.	Small Cap Special Values Fund	Adviser: VALIC Sub-Advisers: Wells Capital Management Incorporated (“WellsCap”)

Small Cap Fund	Adviser: VALIC Sub-Advisers: J.P. Morgan Investment Management Inc. (“JPMIM”), T. Rowe Price and Bridgeway Capital Management, LLC	Small Cap Value Fund	Adviser: VALIC Sub-Adviser: JPMIM

Small Cap Growth Fund	Adviser: VALIC Sub-Adviser: JPMIM

Global Equity Asset Class (International And Domestic)

Global Strategy Fund	Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc.	International Socially Responsible Fund	Adviser: VALIC Sub-Adviser: SunAmerica

International Equity Asset Class

Emerging Economies Fund	Adviser: VALIC Sub-Adviser: JPMIM	International Growth Fund	Adviser: VALIC Sub-Adviser: Morgan Stanley Investment Management Inc.

International Equities Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica	International Opportunities Fund	Adviser: VALIC Sub-Advisers: MFS and Delaware Investment Fund Advisers
		International Value Fund	Adviser: VALIC Sub-Adviser: WellsCap

4

Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser

Specialty Asset Class

Global Real Estate Fund	Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. (“Invesco”) And Goldman Sachs Sub-Sub-Adviser: Invesco Asset Management Limited, an affiliate of Invesco	Science & Technology Fund	Adviser: VALIC Sub-Advisers: T. Rowe Price, Allianz and Wellington Management

Invesco Balanced-Risk Commodity Strategy Fund	Adviser: Invesco

Hybrid Asset Class (Equity and Fixed Income)

Aggressive Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge Investments LLC (“PineBridge”)	T. Rowe Price Retirement 2040 Fund	Adviser: T. Rowe Price

Asset Allocation Fund	Adviser: VALIC Sub-Adviser: JPMIM	T. Rowe Price Retirement 2045 Fund	Adviser: T. Rowe Price

Conservative Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge	T. Rowe Price Retirement 2050 Fund	Adviser: T. Rowe Price

Dynamic Allocation Fund	Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	T. Rowe Price Retirement 2055 Fund	Adviser: T. Rowe Price

Moderate Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge	T. Rowe Price Retirement 2060 Fund	Adviser: T. Rowe Price

T. Rowe Price Retirement 2015 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Conservative Growth Fund

The LifeStrategy Funds do not employ an investment advisor, but benefit from the investment advisory services provided to the underlying funds in which they invest. The investment advisor to the underlying funds is The Vanguard Group, Inc. (“Vanguard”).

T. Rowe Price Retirement 2020 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Growth Fund
T. Rowe Price Retirement 2025 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Moderate Growth Fund

T. Rowe Price Retirement 2030 Fund	Adviser: T. Rowe Price	Vanguard Wellington Fund	Adviser: Wellington Management

T. Rowe Price Retirement 2035 Fund	Adviser: T. Rowe Price

Fixed Income Asset Class

Capital Conservation Fund	Adviser: VALIC Sub-Adviser: PineBridge	Inflation Protected Fund	Adviser: VALIC Sub-Adviser: Wellington Management

Core Bond Fund	Adviser: VALIC Sub-Adviser: PineBridge	International Government Bond Fund	Adviser: VALIC Sub-Adviser: PineBridge

Government Money Market I Fund	Adviser: VALIC Sub-Adviser: SunAmerica	Strategic Bond Fund	Adviser: VALIC Sub-Adviser: PineBridge

Government Money Market II Fund	Adviser: VALIC Sub-Adviser: SunAmerica	Vanguard Long-Term Investment-Grade Fund	Advisers: Wellington Management and Vanguard

Government Securities Fund	Adviser: VALIC Sub-Adviser: JPMIM	Vanguard Long-Term Treasury Fund	Adviser: Vanguard
High Yield Bond Fund	Adviser: VALIC Sub-Adviser: Wellington Management

The Dynamic Allocation Fund has an investment strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the Contract. In addition, the Dynamic Allocation Fund may enable the Company to more efficiently manage its financial risks associated with guarantees like living and

5

death benefits, due in part to a formula developed by affiliated insurance companies and provided to the Sub-advisers. The formula used by the Sub-advisers is described in the Fund’s prospectus and may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Fund’s investment adviser and the Fund’s Board of Directors, including a majority of the Independent Directors. See the VALIC Company I prospectus and Statement of Additional Information for details.

For the period May 3, 2021 — May 23, 2021, the following Investment Restrictions table hereby replaces the Investment Restrictions table found on page B-4 of Appendix B in the prospectus. The table below reflects the Variable Account Options and/or Fixed Accounts available from May 3, 2021 — May 23, 2021. On and after May 24, 2021, please see Appendix B, page B-4, for Investment Restrictions.

Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30%-Minimum 100%-Maximum	0%-Minimum 70%-Maximum	0%-Minimum 10%-Maximum
Variable Account Options and/or Fixed Accounts

Fixed Account Plus

Short-Term Fixed Account

Capital Conservation Fund

Core Bond Fund

Government Money Market I Fund

Government Money Market II Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Strategic Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Dividend Value Fund

Dynamic Allocation Fund

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund

Global Real Estate Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

6

For the period May 3, 2021 — May 23, 2021, the following Investment Restrictions table hereby replaces the Investment Restrictions table found on page B-14 of Appendix B in the prospectus pertaining to Living Benefits Elected prior to December 26, 2012. The table below reflects the Variable Account Options and/or Fixed Accounts available from May 3, 2021 — May 23, 2021. On and after May 24, 2021, please see Appendix B, page B-14, of the prospectus for Investment Restrictions applicable to Living Benefits elected prior to December 26, 2012.

Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30%[4] Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Variable Account Options and/or Fixed Accounts

Fixed Account Plus

Short-Term Fixed Account

Capital Conservation Fund

Core Bond Fund

Government Money Market I Fund

Government Money Market II Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Strategic Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund[5]

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund[5]

Global Real Estate Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

[4]

20% of each investment, including Ineligible Purchase Payments (if any), is automatically allocated to Fixed Account Plus for as long as IncomeLOCK Plus remains in effect. (See also “Automatic Allocation to Fixed Account Plus” in this Appendix.)

[5]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

7

For the period May 3, 2021 — May 23, 2021, the following Investment Restrictions table hereby replaces the Investment Restrictions table found on page B-18 in Appendix B in the prospectus pertaining to IncomeLOCK. This table reflects the Variable Account Options and/or Fixed Accounts available from May 3, 2021 — May 23, 2021. On and after May 24, 2021, please see Appendix B, page B-18, for Investment Restrictions pertaining to IncomeLOCK.

Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	20% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Variable Account Options and/or Fixed Accounts

Fixed Account Plus

Short-Term Fixed Account

Capital Conservation Fund

Core Bond Fund

Government Money Market I Fund

Government Money Market II Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Strategic Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund[8]

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund[8]

Global Real Estate Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

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For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund (formerly Global Equities Fund) is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

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The Variable Annuity Life Insurance Company

Separate Account A

Units of Interest Under Group and Individual

Fixed and Variable Deferred Annuity Contracts

Portfolio Director® Plus, Portfolio Director 2, and Portfolio Director

For Series 1.40 to 12.40	May 3, 2021

Prospectus

The Variable Annuity Life Insurance Company (“VALIC”) offers certain series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as “Portfolio Director” in this prospectus), comprising group and individual fixed and variable deferred annuity contracts for Participants who receive certificates in certain employer-sponsored qualified retirement plans (the “Contracts”). Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer’s plan. The Contracts permit Participants to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer’s retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.

Any guarantees under the Contract, including the death benefit, that exceed the value of your interest in the VALIC Separate Account A (“Separate Account”) are paid from our general account (and not the Separate Account). Therefore, any amounts that we may pay under the Contract in excess of your interest in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.

This prospectus provides information employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.

A Statement of Additional Information, dated May 3, 2021, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-448-2542. The table of contents for the Statement of Additional Information (“SAI”) is shown at the end of this prospectus. The SAI has been filed with the Securities and Exchange Commission (“SEC”) and is available along with other related materials at the SEC’s internet web site (http://www.sec.gov).

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for variable account options available under your Contract are no longer sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from VALIC electronically by contacting us at 1-800-448-2542 or logging into your account at VALIC Online at www.aigrs.com.

You may elect to receive all future reports in paper free of charge. You can inform VALIC that you wish to continue receiving paper copies of your shareholder reports by contacting 1-866-345-5954 or visiting FundReports.com and providing the 20-digit unique ID located above or below your mailing address. Your election to receive reports in paper will apply to all variable account options available under your Contract.

Investment in the Contracts is subject to risk that may cause the value of the Owner’s investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments. The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Account Options

The Variable Account Options below are available on and after approximately May 24, 2021. Please see Supplement to Prospectus, dated May 3, 2021, for Variable Account Options available prior to May 24, 2021.

VALIC Company I Funds

Aggressive Growth Lifestyle Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Core Bond Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund

Global Real Estate Fund

Global Strategy Fund

Government Money Market I Fund

Government Securities Fund

Growth Fund

High Yield Bond Fund

Inflation Protected Fund

International Equities Index Fund

International Government Bond Fund

International Growth Fund

International Opportunities Fund

International Socially Responsible Fund

International Value Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Strategic Growth Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Nasdaq-100® Index Fund

Science & Technology Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

U.S. Socially Responsible Fund

Public Funds

American Beacon Bridgeway Large Cap Growth Fund

Ariel Appreciation Fund

Ariel Fund

Invesco Balanced-Risk Commodity Strategy Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

Vanguard Lifestrategy Conservative Growth Fund

Vanguard Lifestrategy Growth Fund

Vanguard Lifestrategy Moderate Growth Fund

Vanguard Long-Term Investment-Grade Fund

Vanguard Long-Term Treasury Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

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Glossary of Terms

Unless otherwise specified in this prospectus, the words “we,” “us,” “our,” “Company,” and “VALIC” mean The Variable Annuity Life Insurance Company and the words “you” and “your” mean the Participant, or the individual purchasing an individual Contract.

Other specific terms we use in this prospectus are:

Account Value — the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

Annuitant — the individual (in most cases, you) to whom Payout Payments will be paid.

Annuity Service Center — VALIC Document Control, P.O. Box 15648, Amarillo, Texas 79105.

Assumed Investment Rate —The rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.

Beneficiary — the individual designated to receive Payout Payments upon the death of the Annuitant.

Business Day — any weekday that the New York Stock Exchange (“NYSE”) is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time (“Market Close”). On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.

Code — the Internal Revenue Code of 1986, as amended.

Contract Owner — the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

Division — the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

Fixed Account Option — an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC’s general account.

Guided Portfolio AdvantageSM /Guided Portfolio Services® (“GPA” and “GPS”, respectively) — are financial advice services offered by VALIC Financial Advisors, Inc., a registered investment adviser and Company subsidiary. A separate investment advisory fee and agreement are required for either of these services, if available under an employer’s retirement plan.

Home Office — located at 2929 Allen Parkway, Houston, Texas 77019.

Living Benefit — an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time or as long as you and your spouse live, even if your entire Account Value has been reduced to zero. IncomeLOCK® +6, IncomeLOCK® +8 (together, “IncomeLOCK Plus”) and IncomeLOCK® are no longer available for purchase. See “Appendix B” for information on these Living Benefits.

Mutual Fund or Fund — the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

Participant — the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

Participant Year — a 12 month period starting with the issue date of a Participant’s Contract certificate and each anniversary of that date.

Payout Payments — annuity payments withdrawn in a steady stream during the Payout Period.

Payout Period — the time when you begin to withdraw your money in Payout Payments. This may also may be called the “Annuity Period.”

Payout Unit — a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

Proof of Death — a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

Purchase Payments — an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

Purchase Period — the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the “Accumulation Period.”

Purchase Unit — a unit of interest owned by you in your Variable Account Option.

Systematic Withdrawals — payments withdrawn on a regular basis during the Purchase Period.

VALIC Separate Account A or Separate Account — a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

Variable Account Option — investment options that correspond to Separate Account Divisions available under the Contracts.

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Fee Tables

The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner/Participant Transaction Expenses

Maximum Surrender Charge (1)	5.00%
Maximum Loan Application Fee (per loan)	$75
State Premium Taxes (as a percentage of the amount annuitized) (2)	0-3.5%

The following table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds’ fees and expenses.

Annual Separate Account Charges

Annual Variable Account Option Maintenance Charge ($3.75/quarter, annualized) (3)	$15

The information in the Mortality and Expense Risk Separate Account Charges table below applies on and after May 24, 2021. For information applicable to the period May 3, 2021 – May 23, 2021, please refer to the fee table in the Supplement to Prospectus, dated May 3, 2021.

Mortality and Expense Risk Separate Account Charges for each Variable Account Option (as a percentage of average daily net asset value allocated to the Variable Account Option)	Maximum Separate Account Charge (%) (4)	Separate Account Reimbursement or Credit (%) (5)	Current (Net) Separate Account Charge (%)
VALIC Company I Funds (6) (34 Funds) (excludes VALIC Company I Lifestyle Funds)	0.60	—	0.60
Lifestyle Funds (3 Funds)	0.60	(0.15)(7)	0.45
Public Funds
American Beacon Bridgeway Large Cap Growth Fund (Investor Shares)	0.85	(0.25)	0.60
Ariel Appreciation Fund (Investor Shares)	0.85	(0.25)	0.60
Ariel Fund (Investor Shares)	0.85	(0.25)	0.60
Invesco Balanced-Risk Commodity Strategy Fund (R5 Shares)	0.85	(0.25)	0.60
T. Rowe Price Retirement Funds (Advisor Shares) 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, 2055 Fund, 2060 Fund	0.85	(0.25)	0.60
Vanguard LifeStrategy Funds (Investor Shares) Conservative Growth Fund, Growth Fund, Moderate Growth Fund	0.85	—	0.85
Vanguard Long-Term Investment-Grade Fund (Investor Shares)	0.85	(0.25)	0.60
Vanguard Long-Term Treasury Fund (Investor Shares)	0.85	(0.25)	0.60
Vanguard Wellington Fund (Investor Shares)	0.85	—	0.85
Vanguard Windsor II Fund (Investor Shares)	0.85	—	0.85

Optional IncomeLOCK Plus Fee

If you elected this optional Living Benefit feature, the fee for IncomeLOCK Plus is calculated as a percentage of the Benefit Base.(8)

Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate (9)
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%

Total Annual Fund Operating Expenses

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail about each Funds’ fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum (10)	Maximum (11)
(Expenses that are deducted from Fund assets, including management fees, other expenses, distribution and service (including any 12b-1) fees, if applicable)	0.12%	1.37%

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Footnotes to the Fee Tables

(1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in the surrender charge are available if certain conditions are met. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” and “Exceptions to Surrender Charge.”

(2) If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Payout Period. See “Premium Tax Charge” section and “Appendix C — State Contract Variability.”

(3) Reductions in the account maintenance charge are available if certain conditions are met. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” and “Exceptions to Surrender Charge.”

(4) See “Purchase Unit Value” in the SAI for a discussion of how the separate account charges impact the calculation of each Division’s unit value. Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.”

(5) For these Variable Account Options, the Separate Account Charges for these Divisions currently are reduced voluntarily by VALIC. See “Separate Account Expense Reimbursements or Credits.”

(6) See cover page for a list of the VALIC Company I Variable Account Options.

(7) Effective approximately May 24, 2021, the Separate Account Charges for the VALIC Company I Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, and the Moderate Growth Lifestyle Fund are reduced voluntarily by VALIC. The voluntary reduction will end on or about April 30, 2023. See “Separate Account Expense Reimbursements or Credits.”

(8) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B.”

(9) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your Fee Rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the average value of the VIX from one Benefit Quarter to the next Benefit Quarter. For the formula to calculate the fee, see “Appendix B.”

Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	0.60%	2.20%	+/-0.25%
Two Covered Persons	0.60%	2.70%	+/-0.25%

*	The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).

In accordance with the investment requirements associated with the election of a Living Benefit, you may, but are not required to, invest a portion of your assets in the Dynamic Allocation Fund. The Dynamic Allocation Fund utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the equity market is in a prolonged state of higher volatility, your Fee Rate may be increased due to VIX indexing and the Dynamic Allocation Fund may decrease its exposure to equity markets, thereby potentially reducing the likelihood that you will achieve a higher Anniversary Value. Additionally, the increased fee will continue to be applied against your fixed and separate account assets compromising the Benefit Base. Conversely, when the equity market is in a prolonged state of lower volatility, your Fee Rate may be decreased and the Dynamic Allocation Fund may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.

(10) The Fund with the lowest total annual fund operating expenses is the Vanguard LifeStrategy Conservative Growth Fund. However, the Vanguard Long-Term Treasury Fund Variable Account Option has the lowest combined expenses, which includes the net Separate Account Charges and total fund annual fund operating expenses (0.60% and 0.20%, respectively).

(11) The Fund with the highest total annual fund operating expenses is the Invesco Balanced-Risk Commodity Strategy Fund. The Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that the Fund’s total annual fund operating expenses exceed 1.15% of the Fund’s average daily net assets. Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. Unless Invesco continues the expense limit/fee waiver agreements, they will terminate on February 28, 2022 and June 30, 2022, respectively. During their terms, the agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without the approval of the Fund’s Board of Trustees. See the Fund’s prospectus for additional information.

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Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner/Participant transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses. Each example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Your actual costs may be higher or lower than the examples below.

The first set of examples assumes you invest in the Variable Account Option with the maximum total fund expenses (1.37%) and Separate Account Charges (0.60%) for total combined expenses of 1.97% (Invesco Balanced-Risk Commodity Strategy Fund).

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$678	$1,153	$1,634	$2,434

(2) If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$215	$662	$1,134	$2,434

The second set of examples assumes you invest in the Variable Account Option with the minimum total fund expenses (0.20%) and Separate Account Charges (0.60%) for total combined expenses of 0.80% (Vanguard Long-Term Treasury Fund).

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$565	$800	$1,018	$1,137

(2) If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$97	$300	$518	$1,137

The third set of examples is applicable if you previously elected the IncomeLOCK Plus feature and assumes you invest in the Variable Account Option with the maximum total fund expenses (1.37%) and Separate Account Charges (0.60%) for total combined expenses of 1.97% (Invesco Balanced-Risk Commodity Strategy Fund), and election of the IncomeLOCK Plus feature for Two Covered Persons (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.70% for remaining years).

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$806	$1,902	$2,875	$4,862

(2) If you annuitize your Contract or you do not surrender your Contract (the IncomeLOCK Plus feature terminates at annuitization):

1 Year	3 Years	5 Years	10 Years
$350	$1,450	$2,421	$4,862

Note: These examples should not be considered representative of past or future expenses for any Variable Account Option or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

For Purchase Unit data for each of the Variable Account Options offered by this prospectus, which includes annual beginning and ending unit values and the number of units outstanding at the end of each period, see “Appendix A — Selected Purchase Unit Data.”

7

Highlights

The Portfolio Director Fixed and Variable Annuity is a Contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has a Purchase Period and a Payout Period. During the Purchase Period, you invest money in your Contract. The Payout Period begins when you start receiving income payments from your annuity to provide for your retirement.

Purchase Requirements:    Purchase Payments may be made at any time and in any amount, subject to plan, VALIC, or Code limitations. The minimum amount to establish a new Multi-Year Enhanced Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company. The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. For more information on Purchase Payments, refer to the “Purchase Period.”

Right to Cancel:    You may cancel your Contract within 20 days after receiving it (or whatever period is required in your state). We will return your original Purchase Payment or whatever your Contract is worth on the day that we receive your request, depending on your state law. See “Other Contract Features.”

Expenses:    There are fees and charges associated with the Contract. During the Purchase Period, if any portion of your account is invested in a Variable Account Option, a quarterly account maintenance charge of $3.75 is charged to your account. The Contract maintenance charge may be waived for certain group contracts. We also deduct Separate Account Charges of up to 0.85% annually of the average daily value of your Contract allocated to the Variable Account Options. See the “Fee Tables” and “Fees and Charges.”

Living Benefits:    A Living Benefit is a guaranteed minimum withdrawal benefit and is designed to help you create a guaranteed income stream for as long as you live, or as long as you and your spouse live, even if the entire Account Value has been reduced to zero, provided withdrawals taken are within the parameters of the applicable feature. A Living Benefit may offer protection in the event your Account Value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. Living Benefits (IncomeLOCK +6, IncomeLOCK +8 and IncomeLOCK) are no longer available for purchase. See “Appendix B” for information on these Living Benefits.

Federal Tax Information:    Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those established under Code sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Before purchasing a deferred annuity for use in a qualified retirement plan or program, you should seek tax advice from your own tax advisor. For a more detailed discussion of these income tax provisions, see “Federal Tax Matters.”

Surrender Charges:    Under some circumstances, a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled “Fees and Charges — Surrender Charge.” When this happens, the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you have made to your account during the last 60 months. See the above mentioned section for exceptions to this procedure.

Withdrawals from a Multi-Year Enhanced Option prior to the end of the applicable MVA term will be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn.

However, the market value adjustment will not reduce the amount invested in the Multi-Year Enhanced Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which, for plans other than section 457(b) plans, generally include a tax penalty on withdrawals made prior to age 59 1/2, unless an exception applies.

Access to Your Money:    You may withdraw money from your Contract during the Purchase Period. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Payout Period are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See “Surrender of Account Value” and “Federal Tax Matters.”

8

Loans:    Portfolio Director offers a tax-free loan provision for tax-qualified contracts, other than individual retirement plans (“IRAs”), which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer’s plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid). If you elected IncomeLOCK Plus, see Appendix B for limitations on your ability to take loans.

Transfers:    There is no charge to transfer the money in your account among Portfolio Director’s investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period, subject to certain rules.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. Up to 20% of your Fixed Account Plus Account Value may be transferred during each Participant Year to other investment options. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Amounts invested in a Multi-Year Enhanced Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each Participant Year.

Transfers can be made by calling VALIC’s toll-free transfer service at 1-800-448-2542. For more information on account transfers, see “Transfers Between Investment Options.”

Income Options:    When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis, or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. See “Payout Period.”

Death Benefits:    Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. The death benefits are automatically included in your Contract for no additional fee. If death occurs during the Purchase Period, Portfolio Director offers an interest-guaranteed death benefit or the standard death benefit. If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. Note that the death benefit provisions may vary from state to state. See “Death Benefits.”

Inquiries:    If you have questions about your Contract, call your financial professional or contact us at 1-800-448-2542.

All material state variations are described in Appendix C.

Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the Contract, as well as the risks of investing.

General Information

About the Contracts

The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer’s plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options. For Contracts purchased under a retirement plan, the plan may designate the available investment options under the Contract, and may be required to provide direction regarding additions or replacements of investment options. Plans subject to Title I of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) may be subject to additional plan and Contract provisions.

The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called “Purchase Payments.” The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array

9

of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see “Purchase Period” and “Payout Period.”

About VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. On November 5, 1968, the name was changed to The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

On August 29, 2001, SunAmerica Financial Group, Inc., formerly American General Corporation (“SAFG”), a holding company and VALIC’s indirect parent company, was acquired by American International Group, Inc., a Delaware corporation (“AIG”). As a result, VALIC is an indirect, wholly-owned subsidiary of AIG. AIG is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.

More information about AIG may be found in the regulatory filings AIG files from time to time with the SEC at www.sec.gov.

American Home Assurance Company

The information below is applicable to you only if your Contract or Certificate was issued December 29, 2006 or earlier.

Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company (“American Home”), an affiliate of the Company. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company’s Contract owners can enforce the guarantee directly.

American Home provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the “Guarantee”) with respect to Contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern time (“Point of Termination”). Pursuant to its terms, the Guarantee will not apply to any group or individual Contract or Certificate issued after the Point of Termination. The Guarantee will remain in effect for any Contract or Certificate issued prior to the Point of Termination until all insurance obligations under such Contracts or Certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its Contracts and Certificates, regardless of issue date, in accordance with the terms of those Contracts and Certificates.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home’s principal executive office is located at 175 Water Street, New York, New York 10038. On or about May 14, 2021, American Home’s principal executive office will be located at 1271 Avenue of the Americas, New York, New York 10020. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.

About VALIC Separate Account A

When you direct money to the Contract’s Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call “Divisions.” Each Division invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the VALIC Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended, (the “1940 Act”). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933, as amended (the “1933 Act”).

VALIC Separate Account A is administered and accounted for as part of the Company’s business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC

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Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts. The commitments under the Contracts are VALIC’s, and AIG and SAFG have no legal obligation to back these commitments.

Units of Interest

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day’s performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

Distribution of the Contracts

As of the date of this prospectus, the principal underwriter and distributor for VALIC Separate Account A is AIG Capital Services, Inc. (“ACS” or “Distributor”). ACS, an affiliate of the Company, is located at 21650 Oxnard Street, Suite 750, Woodland Hills, California 91367-4997. For more information about the Distributor, see “Distribution of Variable Annuity Contracts” in the SAI.

The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority (“FINRA”), unless such broker-dealers are exempt from the broker-dealer registration requirements of the Securities Exchange Act of 1934, as amended. VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of VALIC financial professionals.

VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC’s general overhead and are not charged back to employers, group employee benefit plans or plan participants.

VALIC financial professionals who sell the Contracts will be compensated for such sales by commissions ranging up to 5.0% of each first-year Purchase Payment. The financial professionals will receive commissions of up to 0.85% for level Purchase Payments in subsequent years and up to 5.0% on increases in the amount of Purchase Payments in the year of the increase. During the first two years of employment, financial professionals may also receive developmental commissions of up to 4% for each first-year Purchase Payment and for increases in the amount of Purchase Payments. As well, financial professionals can also receive an Enrollment Payment where the amount of the payment varies based on the number of total enrollments written by the financial professional and on the expected annualized Purchase Payments of the Participant.

VALIC also distributes its products through independent broker-dealers, some of which are appointed by an employer to provide services in a retirement plan. Whether offered in a retirement plan or as an IRA or a non-qualified Contract, VALIC will pay independent broker-dealers for services/sales through the payment of a commission up to 4.00% of each Purchase Payment and an annual trail (a reduced commission paid after the initial purchase).

For more information about how your financial professional may be compensated, please contact your financial professional.

In addition, the Company and the Distributor may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the “Fees and Charges” section in this prospectus.

VALIC maintains ongoing relationships with various organizations and associations, including trade associations, unions, and other industry groups, to which VALIC makes sponsorship payments for marketing and advertising opportunities. These marketing and advertising opportunities may take the form of participation in leadership and recognition events, educational conferences, speaking opportunities, booth space and signage at membership conferences and similar events, and membership dinners. Such payments are typically flat fees (either one-time or recurring) and are not based on transactions or sales.

VALIC also has ongoing relationships with retirement plan sponsors. As part of these ongoing relationships, VALIC may sponsor events and seminars for plan participants that provide education for plan participants, as well as marketing and advertising opportunities for VALIC. Such sponsorships may include providing occasional meals, entertainment, or nominal gifts to the extent permitted by FINRA rules.

These sponsorships may be considered endorsements of VALIC products, may result in additional annuity sales to plan participants, and provide an incentive to these organizations, associations, and plan sponsors to promote VALIC’s products and services.

VALIC and/or its affiliates receive payments from fund sponsors and service providers that voluntarily choose to participate in,

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and that are designed to defray the costs associated with, VALIC-sponsored or affiliate-sponsored conferences, seminars, training or other educational events where such funds or other related services are discussed and that are attended by VALIC employees, employees of our affiliates and/or plan sponsors and plan consultants.

Administration of the Contracts

VALIC is responsible for the administrative servicing of your Contract. Please contact the Annuity Service Center at 1-800-448-2542, if you have any comments, questions or service requests.

Business Disruption and Cyber Security Risks.    We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your Contract value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Funds, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. Despite our implementation of policies and procedures that address physical, administrative and technical safeguards and controls and other preventative actions to protect customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the underlying Funds or our service providers will avoid losses affecting your Contract and personal information due to cyber-attacks or information security breaches in the future.

Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate Purchase Unit values or process other Contract-related transactions, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.

Fixed and Variable Account Options

The Contracts offer a choice from among several Variable Account Options and five Fixed Account Options. Depending on the selection made by your employer’s plan, if applicable, there may be limitations on which and how many investment options Participants may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.

This prospectus describes a Contract in which units of interest in VALIC’s Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different Mutual Fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned.

Fixed Account Options

Portfolio Director features up to five guaranteed fixed options that are each part of the general account assets of the Company. These assets are invested in accordance with applicable state regulations to provide fixed-rate earnings and guarantee safety of principal. The guarantees under the Fixed Account Options are subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act.

Dollar Cost Averaging Fixed Accounts

You may invest initial Purchase Payments in the Dollar Cost Averaging (“DCA”) Fixed Accounts, if available. You may also invest a series of Subsequent Purchase Payments received over

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the first 30 days from the date of the initial Purchase Payment. Transfers and exchanges from any affiliated VALIC product are not permitted. See “Dollar Cost Averaging Program” below for more information.

The minimum Purchase Payment amounts for the DCA Fixed Account Options are as follows:

DCA Fixed Account Minimum Purchase Payment

6-Month = $25,000 *

12-Month = $25,000 *

•	You may not make a transfer from a Variable Account Option or available Fixed Account Option into a DCA Fixed Account Option.

•

Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to an available Fixed or Variable Account Option according to your current allocation instructions on file.

*	The DCA Fixed Account Minimum Purchase Payment for Contracts issued in Oregon is $5,000.

Fixed Account Options	Investment Objective
Fixed Account Plus	This account provides fixed-return investment growth for the long-term. It is credited with interest at rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated. Purchase Payments allocated to Fixed Account Plus will receive a current rate of interest. There are limitations on transfers out of this option. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Short-Term Fixed Account	This account provides fixed-return investment growth for the short-term. It is credited with interest at rates set by VALIC, which may be lower than the rates credited to Fixed Account Plus, above. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated.

Multi-Year Enhanced Option (“Multi-Year Option”)	This account is a long-term investment option, providing a guaranteed interest rate for a guaranteed period (three, five, seven, or ten years) (“MVA Term”). See your Contract for minimum investment amounts and other requirements and restrictions. This option may not be available in all employee plans or states. All MVA Terms may not be available. See your financial professional for information on the MVA Terms that are currently offered.

DCA Fixed Account 6-month & DCA Fixed Account 12-month	Each account is a short-term investment option providing a guaranteed interest rate for money invested in the option but prior to being systematically transferred to the designated Variable Account Options. It is credited with interest rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Purchase Payments allocated to the DCA Fixed Account Option will receive a current rate of interest. Purchase Payments may be credited with a different rate of interest depending on the time period in which it is received by VALIC. This option may not be available in all states.

Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month, and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. You may obtain current interest rates by calling the Annuity Service Center or speaking with your financial professional. VALIC guarantees that all contributions received during a calendar month will receive that month’s current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.

Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed account options, VALIC will declare annual fixed account crediting rates each Contract year, and this rate will never be lower than the minimum guaranteed rate as referenced in your Contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the Contract withdrawal charge period and the number of years since your annuity Contract was issued.

DCA Interest Rate Crediting. DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account Option but will never be less than the minimum guaranteed interest rate specified in your Contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using

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a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

Dollar Cost Averaging Program

Under the DCA Program, systematic transfers of the value will be processed from the applicable DCA Fixed Account (“source account”) to any available Variable Account Options (“target account”). For example, if you select the DCA Fixed Account 6-month Option, 1/6 of your Account Value will be transferred the first month, 1/5 of the Account Value the 2nd month, 1/4 of the Account Value the 3rd month, 1/3 of the Account Value the 4th month, 1/2 the Account Value the 5th month and the balance of the option the 6th month. At the end of the selected period, there should be no money left in the DCA Fixed Account Option.

The DCA Program allows you to invest gradually in available Variable Account Options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your risk tolerance for investing through periods of fluctuating price levels.

Example of DCA Program

Assume that you deposit the minimum of $25,000 into the DCA Fixed Account – 6 month Option. The DCA program will systematically transfer the deposits and interest from the DCA Fixed Account to your designated Variable Account Options. Assume a DCA Fixed Account earns a minimum interest credited rate of 1%, and these amounts are transferred to a single Variable Account Option over the six months, and that this Variable Account Option has the Unit Values shown below. For this example, the DCA Program purchases would have the following values:

Month	Unit Value	Units Purchased
1	$7.50	556
2	$5.00	835
3	$10.00	418
4	$7.50	557
5	$5.00	837
6	$7.50	558

You paid an average price of only $6.67 per Unit over six months, while the average market price actually was $7.08. With Dollar Cost Averaging, you automatically buy more Units when the market price is low and fewer Units when the market price is high. This example is for illustrative purposes only.

DCA Program Guidelines

•	Fixed Accounts are not available as target accounts for the DCA Program.

•	Transfers occur on a monthly periodic schedule.

•	Transfers resulting from your participation in the DCA Program are not counted towards the number of transfers allowed per contract year.

Termination of DCA Program

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the applicable DCA Fixed Account, we transfer the remaining money according to your current allocation instructions on file. Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.

We reserve the right to terminate or modify the DCA Program at any time and for any reason. Any such termination or modification, however, will not affect Contract Owners currently enrolled in a DCA Fixed Account Option.

Variable Account Options

The Contracts enable you to participate in Divisions that represent the Variable Account Options shown below. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. We reserve the right to limit the investment options available under your Contract if you elected a Living Benefit, as described in Appendix B below.

Several of the Variable Account Options offered through VALIC’s Separate Account A are also available to the general public (retail investors) outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. These funds are listed in the front of the prospectus as “Public Funds.” If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Public Funds will not be available within your Contract, due to Code requirements concerning investor control.

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Therefore, the nonqualified annuities listed above and ineligible deferred compensation 457(f) plans and private sector top-hat plans (generally, an unfunded deferred compensation plan maintained by an employer primarily for the purpose of providing deferred compensation for a select group of management or highly-compensated employees) may invest only in VALIC Company I.

The Variable Account Options shown below are grouped by asset class (e.g., domestic large-cap equity, small-cap equity, fixed income, and others). We also identify each Fund’s investment adviser and, if applicable, investment sub-adviser. See the separate Fund prospectuses for more detailed information on each Fund’s management fees and total expenses, investment objective, strategies and risks, as well as a history of any changes to a Fund’s investment adviser or sub-adviser. You should read the prospectuses carefully before investing. Additional copies are available from VALIC at 1-800-448-2542 or online at www.aigrs.com.

Refer to your employer’s retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.

Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as “shared funding.” These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as “mixed funding.” There are certain risks associated with mixed and shared funding, such as potential conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund’s prospectus.

Investors seeking to achieve long term retirement security generally are encouraged to give careful consideration to the benefits of a well balanced and diversified investment portfolio. As just one example, investing one’s total retirement savings in a limited number of investment options may cause that individual’s retirement savings to not be adequately diversified. Spreading those assets among different types of investments can help an investor achieve a favorable rate of return in changing market or economic conditions that may cause one category of assets or particular security to perform very well while causing another category of assets or security to perform poorly. Of course, diversification is not a guarantee of gains or against losses. However, it can be an effective strategy to help manage investment risk.

SunAmerica Asset Management, LLC (“SunAmerica”) is affiliated with the adviser, VALIC, due to common ownership.

The following list of Variable Account Options and corresponding Adviser/Sub-Adviser information applies on and after approximately May 24, 2021. Please see Supplement to Prospectus, dated May 3, 2021, for Variable Account Options available prior to May 24, 2021.

Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser
Domestic Large-Cap Equity Asset Class

American Beacon Bridgeway Large Cap Growth Fund	Adviser: American Beacon Advisors, Inc. Sub-Adviser: Bridgeway Capital Management, Inc.	Nasdaq-100® Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Blue Chip Growth Fund	Adviser: VALIC Sub-Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)	Stock Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Capital Appreciation Fund	Adviser: VALIC Sub-Adviser: BMO Asset Management Corp.	Systematic Core Fund	Adviser: VALIC Sub-Adviser: Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)

Dividend Value Fund	Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC (“BlackRock”) and SunAmerica	Systematic Value Fund	Adviser: VALIC Sub-Adviser: Wellington Management Company LLP (“Wellington Management”)

Growth Fund	Adviser: VALIC Sub-Advisers: BlackRock and SunAmerica	U.S. Socially Responsible Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Large Capital Growth Fund	Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company (“MFS”)	Vanguard Windsor II Fund	Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC

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Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser

Domestic Mid-Cap Equity Asset Class

Ariel Appreciation Fund	Adviser: Ariel Investments, LLC	Mid Cap Strategic Growth Fund	Adviser: VALIC Sub-Advisers: Janus Capital Management LLC (“Janus”) and Allianz Global Investors U.S., LLC (“Allianz”)

Mid Cap Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica	Mid Cap Value Fund	Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management

Domestic Small-Cap Equity Asset Class

Ariel Fund	Adviser: Ariel Investments, LLC	Small Cap Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Small Cap Growth Fund	Adviser: VALIC Sub-Adviser: J.P. Morgan Investment Management Inc. (“JPMIM”) and T. Rowe Price	Small Cap Special Values Fund	Adviser: VALIC Sub-Advisers: Wells Capital Management Incorporated (“WellsCap”)

		Small Cap Value Fund	Adviser: VALIC Sub-Adviser: JPMIM

Global Equity Asset Class (International And Domestic)

Global Strategy Fund	Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc.	International Socially Responsible Fund	Adviser: VALIC Sub-Adviser: SunAmerica

International Equity Asset Class

Emerging Economies Fund	Adviser: VALIC Sub-Adviser: JPMIM	International Growth Fund	Adviser: VALIC Sub-Adviser: Morgan Stanley Investment Management Inc.

International Equities Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica	International Opportunities Fund	Adviser: VALIC Sub-Advisers: MFS and Delaware Investment Fund Advisers
		International Value Fund	Adviser: VALIC Sub-Adviser: WellsCap

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Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser

Specialty Asset Class

Global Real Estate Fund	Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. (“Invesco”) and Goldman Sachs Sub-Sub-Adviser: Invesco Asset Management Limited, an affiliate of Invesco	Invesco Balanced-Risk Commodity Strategy Fund	Adviser: Invesco
		Science & Technology Fund	Adviser: VALIC Sub-Advisers: T. Rowe Price, Allianz and Wellington Management

Hybrid Asset Class (Equity and Fixed Income)

Aggressive Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge Investments LLC (“PineBridge”)	T. Rowe Price Retirement 2040 Fund	Adviser: T. Rowe Price

Asset Allocation Fund	Adviser: VALIC Sub-Adviser: JPMIM	T. Rowe Price Retirement 2045 Fund	Adviser: T. Rowe Price

Conservative Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge	T. Rowe Price Retirement 2050 Fund	Adviser: T. Rowe Price

Dynamic Allocation Fund	Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	T. Rowe Price Retirement 2055 Fund	Adviser: T. Rowe Price

Moderate Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge	T. Rowe Price Retirement 2060 Fund	Adviser: T. Rowe Price

T. Rowe Price Retirement 2015 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Conservative Growth Fund	The LifeStrategy Funds do not employ an investment advisor, but benefit from the investment advisory services provided to the underlying funds in which they invest. The investment advisor to the underlying funds is The Vanguard Group, Inc. (“Vanguard”).
T. Rowe Price Retirement 2020 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Growth Fund
T. Rowe Price Retirement 2025 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Moderate Growth Fund
T. Rowe Price Retirement 2030 Fund	Adviser: T. Rowe Price

T. Rowe Price Retirement 2035 Fund	Adviser: T. Rowe Price	Vanguard Wellington Fund	Adviser: Wellington Management

Fixed Income Asset Class

Core Bond Fund	Adviser: VALIC Sub-Adviser: PineBridge	Inflation Protected Fund	Adviser: VALIC Sub-Adviser: Wellington Management

Government Money Market I Fund	Adviser: VALIC Sub-Adviser: SunAmerica	International Government Bond Fund	Adviser: VALIC Sub-Adviser: PineBridge

Government Securities Fund	Adviser: VALIC Sub-Adviser: JPMIM	Vanguard Long-Term Investment-Grade Fund	Advisers: Wellington Management and Vanguard

High Yield Bond Fund	Adviser: VALIC Sub-Adviser: Wellington Management	Vanguard Long-Term Treasury Fund	Adviser: Vanguard

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The Dynamic Allocation Fund has an investment strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the Contract. In addition, the Dynamic Allocation Fund may enable the Company to more efficiently manage its financial risks associated with guarantees like living and death benefits, due in part to a formula developed by affiliated insurance companies and provided to the Sub-advisers. The formula used by the Sub-advisers is described in the Fund’s prospectus and may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Fund’s investment adviser and the Fund’s Board of Directors, including a majority of the Independent Directors. See the VALIC Company I prospectus and Statement of Additional Information for details.

A detailed description of the fees and investment objective, strategies, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available online at www.aigrs.com.

Purchase Period

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which your Contract was purchased. The Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.

Account Establishment

You may establish an account through a financial professional. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts (“individual contracts”).

The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. Minimum initial and subsequent Purchase Payments are as follows:

Contract Type	Initial Payment	Subsequent Payment
Periodic Payment	$30	$30
Single Payment	$1,000	-0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

When an initial Purchase Payment is accompanied by an application, we will promptly:

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Accept the application and establish your account within 2 Business Days. We will also apply your Purchase Payment by crediting the amount, effective the date we accept your application, to the Fixed or Variable Account Option(s) selected; or

•

Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, effective the date we accept your application, by crediting the amount to the Fixed or Variable Account Option(s) selected; or

•	Reject the application and return the Purchase Payment.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

Return Purchase Payments.    If we do not have your name, address or Social Security Number (“SSN”), we will return the Purchase Payment to your employer unless this information is immediately provided to us; or

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Employer-Directed Account.    At the direction of your employer, provided on a form acceptable to VALIC and accompanied by certain necessary information (such as name, address, and SSN), we may establish an account for you. In that case we will deposit your Purchase Payment in an “Employer-Directed” account invested in a Money Market Division, or other investment options chosen by your employer, and provide a Contract or certificate. If you want a financial professional to assist you in allocating these amounts, you will first need to provide certain personal and financial information that may be required by the advisor in order to provide such assistance; or

Starter Account.    If we have your name, address and SSN, but we do not have an agreement with your employer for employer directed accounts, we will deposit your Purchase Payment in a “starter” account invested in the Money Market Division option available for your plan or other investment options chosen by your employer. We will send you a follow-up letter requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulatory authority.

When Your Account Will Be Credited

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer’s or the individual’s responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be “in good order” before it can be posted to your account. “In good order” means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee’s name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).

If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received after Market Close will be credited the next Business Day.

Note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the Business Day all required information is received.

Purchase Units

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following Market Close. Purchase Units may be shown as “Number of Shares” and the Purchase Unit values may be shown as “Share Price” on some account statements. See “Purchase Unit Value” in the SAI for more information and an illustration of the calculation of the unit value.

Calculation of Value for Fixed Account Options

The Fixed Account Plus, Short-Term Fixed Accounts, and DCA Fixed Accounts are part of the Company’s general assets. The Multi-Year Option may be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the “Fixed and Variable Accounts Options” section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company’s general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

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The value of your Fixed Account Option is calculated on a given Business Day as shown below:

Value of Your Fixed Account Options*
=	(equals) All Purchase Payments made to the Fixed Account Options
+	(plus) Amounts transferred from Variable Account Options to the Fixed Account Options
+	(plus) All interest earned
–	(minus) Amounts transferred or withdrawn from Fixed Account Options (including applicable fees and charges)

*	This value may be subject to a market value adjustment under the Multi-Year Option.

Calculation of Value for Variable Account Options

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in the “Fixed and Variable Account Options” section in this prospectus and in each Mutual Fund’s prospectus. The Purchase Unit value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See “Fees and Charges.” Your account will be credited with the applicable number of Purchase Units, including any dividend or capital gains per share declared on behalf of the underlying Fund as of that day. If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day’s Purchase Unit value. Purchase Payments in good order received by our bank after Market Close will be credited the next Business Day and will receive the next Business Day’s Purchase Unit value. Because Purchase Unit values for each Variable Account Option change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

During periods of low short-term interest rates, and in part due to Contract fees and expenses, the yield of the Government Money Market I Fund may become extremely low and possibly negative. If the daily dividends paid by the underlying mutual fund are less than the daily portion of the Separate Account Charges, the Purchase Unit value will decrease. In the case of negative yields, your investment in the Variable Account Option, which invests in the Government Money Market I Fund, will lose value.

Stopping Purchase Payments

You may stop Purchase Payments at any time. You may resume Purchase Payments thereafter during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.

Transfers Between Investment Options

You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers you can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. You will be notified of any changes to this policy through newsletters or information posted online at www.aigrs.com.

During the Purchase Period — Policy Against Market Timing and Frequent Transfers

VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or “market timing” organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading may also raise fund expenses, such as recordkeeping and transaction costs, and can potentially harm fund performance. Further, excessive

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trading may harm fund investors, as the excessive trader takes security profits intended for the entire fund, and could force securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy could cause the fund’s performance to suffer, and exerts downward pressure on the fund’s price per share.

Accordingly, VALIC implemented certain policies and procedures intended to hinder short-term trading. If you sell Purchase Units in a Variable Account Option valued at $5,000 or more, whether through an exchange, transfer, or any other redemption, you will not be able to make a purchase of $5,000 or more in that same Variable Account Option for 30 calendar days.

This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:

•	Plan-level or employer-initiated transactions;

•	Purchase transactions involving transfers of assets or rollovers;

•	Retirement plan contributions, loans, and distributions (including hardship withdrawals);

•	Roth IRA conversions or IRA recharacterizations;

•	Systematic purchases or redemptions; or

•	Trades of less than $5,000.

Transfers resulting from your participation in the GPS Portfolio Manager Program or GPA Program administered by VALIC Financial Advisors, Inc. will not count against these transfer limitations.

As described in a Fund’s prospectus and statement of additional information, in addition to the above, fund purchases, transfers and other redemptions may be subject to other investor trading policies, including redemption fees, if applicable. Certain Funds may set limits on transfers in and out of a Fund within a set time period in addition to or in lieu of the policy above. Also, an employer’s benefit plan may limit an investor’s rights to transfer.

We intend to enforce these investor trading policies uniformly. We make no assurances, however, that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the investment options and dilution of long-term performance returns. Thus, your account value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.

The Fixed Account Options are subject to additional restrictions:

Fixed Account Option	Value	Frequency	Other Restrictions
Fixed Account Plus:	Up to 20% per Participant Year	At any time	If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days may receive a different rate of interest than your new Purchase Payments.(1)

	100%	At any time	If Account Value is less than or equal to $500.

Short-Term Fixed Account:	Up to 100%	At any time	After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for 90 days.(2)

Multi-Year Option(3):	Up to 100%	At any time	Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA Band will require a minimum transfer amount, as described in the Contract.(4)

DCA Fixed Account 6-month & DCA Fixed Account 12-month(5):	100%	At any time	Transfers can be made from a DCA Fixed Account Option at any time. Only money remaining in the Option will earn interest. Transfers from other Options are not allowed into the DCA Fixed Account Options at any time.

(1)	Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer’s retirement plan.
(2)	VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3)	The Multi-Year Option may not be available unless it has been selected as an option for your employer’s retirement plan.
(4)	The minimum transfer amount may be changed from time to time by the Company.
(5)	The DCA Fixed Account 6-month & DCA Fixed Account 12-month Options are only available for individual retirement annuities.

Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.

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Communicating Transfer or Reallocation Instructions

Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self-service automated phone system (VALIC by Phone), or in writing. We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.

Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial professionals or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

Effective Date of Transfer

The effective date of a transfer will be:

•	The date of receipt, if received in our Home Office before Market Close; otherwise,

•	The next date values are calculated.

Transfers During the Payout Period

During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made between the Contract’s investment options subject to the following limitations:

Payout Option	% of Account Value	Frequency
Variable Payout:	Up to 100%	Once every 365 days
Combination Fixed and Variable Payout:	Up to 100% of money in variable option payout	Once every 365 days
Fixed Payout:	Not permitted	N/A

Fees and Charges

By investing in Portfolio Director, you may be subject to these fees and charges:

•	Account Maintenance Charge

•	Surrender Charge

•	Premium Tax Charge

•	Separate Account Charges

•	Market Value Adjustment

•	Other Charges

These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the “Fee Tables.” In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section. More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund, available at www.aigrs.com.

Account Maintenance Charge

During the Purchase Period an account maintenance charge of $3.75 will be deducted on the last Business Day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed pro-rata among the Variable Account Options that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.

The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. Certain Contracts may not be subject to this charge, as described below.

Surrender Charge

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. If you request a partial surrender of your Account Value, a surrender charge would apply to any amount that exceeds the 10% free withdrawal allowed for any Participant Year. See below for exceptions to this charge. It is assumed that any new Purchase Payments are withdrawn before older ones; thus, the last dollar in is the first dollar out.

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See below for exceptions to this procedure. For information about your right to surrender, see “Surrender of Account Value” in this prospectus.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see “Exchange Privilege” in the SAI.

Amount of Surrender Charge

A surrender charge will be the lesser of:

•	Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

•	Five percent (5%) of the amount withdrawn.

10% Free Withdrawal

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59 1/2. See “Federal Tax Matters” for more information.

Exceptions to Surrender Charge

No surrender charge will be applied:

•	To money applied to provide a Payout Option;

•	To death benefits;

•	If no Purchase Payments have been received during the 60 months prior to the date of surrender;

•	If your account has been in effect for 15 years or longer;

•	If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

•	To “No Charge Systematic Withdrawals”;

•	Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

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If, after the original Contract issue date, you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor’s verification; or

•	If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

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For Contracts issued to individuals in the State of Oregon, no surrender charge will be applied to withdrawals if your account has been in effect for 10 years or longer. In addition, we will treat funds withdrawn from such Contract, when such funds are subject to surrender charges, as attributable to Purchase Payments withdrawn on a first-in-first out basis. This procedure applies to Contracts issued on and after July 1, 2017. The amount of the surrender charge for such Contracts will be the lesser of: five percent (5%) of the amount withdrawn which is attributable to Purchase Payments received during the most recent 60 months; or five percent (5%) of the total amount withdrawn.

We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

Premium Tax Charge

Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge. See Appendix C for variations of the premium tax charge that may be applicable in your state.

Separate Account Charges

The Separate Account Charges for each Variable Account Option are shown in the Fee Tables of this prospectus. The maximum charges range from 0.60% to 0.85% depending on

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the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The current (net) charges range from 0.45% to 0.85%. The charge is deducted daily from the net assets.

These charges are to compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. Separate Account Charges are applied to Variable Account Options during both the Purchase Period and Payout Period.

The Separate Account Charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges

We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

•	The type of retirement program. Certain types of retirement programs, because of their stability, can result in lower administrative costs.

•	The nature of your retirement program. Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.

•	Other factors of which we are not presently aware that could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance charges:

•	The frequency of Purchase Payments for your retirement program. Purchase Payments received no more than once a year can reduce administrative costs.

•	The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through its method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce surrender charges:

•	The size of your retirement program. A retirement program that involves a larger group of employees may allow us to reduce sales expenses.

•	The total amount of Purchase Payments to be received for your retirement program. Larger Purchase Payments can reduce sales expenses.

•	The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce the Separate Account charges:

•	The frequency of Purchase Payments for your retirement program.

•	The size of your retirement program.

•	The amount of your retirement program’s periodic Purchase Payment.

•	The method of remitting periodic Purchase Payments.

In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

Additionally, under certain circumstances, and at VALIC’s sole discretion, VALIC may issue a Contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.

Separate Account Expense Reimbursements or Credits

Some of the Mutual Funds or their affiliates have an agreement with the Company to pay the Company for administrative, recordkeeping and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. We receive payments for the administrative services we perform, such as account recordkeeping, mailing of Fund related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.35% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter.

We may also receive what is referred to as “12b-1 fees” from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs. In addition, we may receive non-12b-1 service fees from certain funds. The

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12b-1 fees and non-12b-1 service fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.

We may use these 12b-1 and non-12b-1 service fees or a portion of the recordkeeping fees to directly reduce the maximum Separate Account Charges. The current Net Separate Account Charges of each Variable Account Option are reflected in the Fee Tables and range from 0.45% to 0.85%. From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid. These fee arrangements do not result in any additional charges to Contract Owners or Participants. The maximum Separate Account Charges are guaranteed and may not be increased for the life of your Contract.

Market Value Adjustment (“MVA”)

Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner’s death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

Other Charges

We reserve the right to charge for certain taxes that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

Fees for plan services provided by parties other than VALIC or its affiliates maybe assessed to participant accounts upon the direction or authorization of a plan representative. Additional fees may be withdrawn from client accounts in accordance with a client’s independent investment advisory contract. Such withdrawals will be identified on applicable participant account reports or client statements.

Plan loans from the Fixed Account Options may be allowed by your employer’s plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $75 per loan (if permitted under state law) and to limit the number of outstanding loans.

Payout Period

The Payout Period begins when you decide to retire or when you elect to annuitize all or a portion of your Account Value. If your employer’s plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones. If you do not elect a payout option, the payout option will mirror the allocation of investment options in your Contract upon annuitization. For example, if your Account Value is allocated solely to the Variable Account Options upon annuitization and you have not made an election, a variable payout option will be applied, or if your Account Value is allocated to a Fixed Account Option a fixed payout option will be applied. Similarly, if your Account Value is allocated to both Fixed and Variable Account Options, a combination fixed and variable payout option will be applied.

Fixed Payout

Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:

•	Type and duration of payout option chosen;

•	Your age or your age and the age of your survivor(1);

•	Your gender or your gender and the gender of your survivor(1) (IRAs and certain nonqualified Contracts);

•	The portion of your Account Value being applied; and

•	The payout rate being applied and the frequency of the payments.

(1)	This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

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Assumed Investment Rate

An “Assumed Investment Rate” or “AIR” is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected. For example, a higher AIR will generate a higher initial Payout Payment, but as Payout Payments continue they may become smaller, and eventually could be less than if you had initially selected a lower AIR. The frequency of the Payout Payments may lessen to ensure that each Payout Payment is at least $25 per month.

Variable Payout

With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AIR you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the SAI.

In determining your first Payout Payment, an AIR of 3.5% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your AIR, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your AIR, your subsequent payments will be less than your first payment.

Combination Fixed and Variable Payout

With a combination fixed and variable payout, you may choose:

•	From your existing Variable Account Options (payments will vary); with a

•	Fixed payout (payment is fixed and guaranteed).

Partial Annuitization

A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide the Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

Payout Date

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form or through other media approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

The following additional rules also apply when determining the payout date:

•

The earliest payout date for a nonqualified Contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 85, and may not be later than age 85 without VALIC’s consent.

•

The earliest payout date for all other qualified Contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the Contract is issued and the federal tax rules governing such Contracts and plans.

•

Distributions from qualified Contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

•

In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 1/2 even if you are still working for the employer sponsoring the plan.

•

Except in the case of nonqualified Contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 72 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those Contracts may not be postponed until after retirement.

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•

All Contracts require distributions to commence within a prescribed period after the death of the Contract Owner/Participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

•	The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans (“SEPs”) or IRAs, see “Federal Tax Matters” in this prospectus and in the SAI.

Payout Options

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

1.	Life Only — payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the Beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

2.	Life with Guaranteed Period — payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your Beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.

3.	Life with Cash or Unit Refund — payments are made to you during your lifetime. These payments are based upon your life expectancy and will continue for as long as you live. If you do not outlive the life expectancy calculated for you, upon your death, your Beneficiary may receive an additional payment. The additional payment under a fixed annuity, if any, is equal to the fixed annuity value of the Contract Owner’s Account at the time it was valued for the payout date, less the Payout Payments. The additional payment under a variable annuity, if any, is equal to the variable annuity value of the Contract Owner’s Account as of the date we receive Proof of Death, less the Payout Payments.

4.	Joint and Survivor Life — payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment. For example, if the Annuitant dies before receiving a Payout Payment the first Payout Payment will be made to the second designated person. If both the Annuitant and the second designated person die before the first Payout Payment is made, no Payout Payments will be made.

5.	Payment for a Designated Period — payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your Beneficiary until the designated period is completed.

Payout Information

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See “Federal Tax Matters.”

Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.

Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

For more information about payout options or enhancements of those payout options available under the Contract, see the SAI.

Surrender of Account Value

When Surrenders Are Allowed

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

•	allowed under federal and state law; and

•	allowed under your employer’s plan.

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For Purchase Payments that are contributions made under your employer’s plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See “Surrender Restrictions” below.

For an explanation of charges that may apply if you surrender your Account Value, see “Fees and Charges” in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59 1/2.

Delay of payment. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act. In addition, we may defer making payments from of the Fixed Account Options for up to six months, or less, if required by law. If payment is deferred, interest will accrue until the payment is made.

VALIC may be required to suspend or postpone the payment of a withdrawal for more than 7 days when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Account Options is not reasonably practicable; or (4) the SEC, by order, so permits for the protection of Contract Owners.

Surrender Process

If you are allowed to surrender all or a portion of your Account Value during the Purchase Period as noted above, then you must complete a surrender request form or information required in other approved media, and submit it to our Home Office or Annuity Service Center. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of an underlying Fund’s shares have been suspended or postponed. See the applicable Fund prospectus for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

Amount That May Be Surrendered

The amount that may be surrendered during the Purchase Period can be determined as follows:

Allowed Surrender Value	= (equals)	Your Account Value(1) - (minus) Any Applicable Surrender Charge

(1)	Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us. The surrender value in a Fixed Account Option will never be less than the Purchase Payments allocated to the Fixed Account Option (less amounts transferred to a Variable Account Option or withdrawn from the Fixed Account Option).

Surrender Restrictions

Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account. In addition, beginning for contracts issued on or after January 1, 2009, employer contributions and non-elective contributions to a 403(b) annuity contract are subject to restrictions specified in Treasury regulations as specifically imposed under the employer’s plan.

Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

•	death benefits; and

•	certain small amounts approved by the State of Florida.

Under the Louisiana Optional Retirement Plan, retirement benefits must be paid in the form of a lifetime income option.

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Single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA, except for death benefits.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

Partial Surrenders

You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. You may specify an amount to be taken from each Fund or the amount will be distributed pro-rata against all Funds. If you do not specify, the distribution will be taken pro-rata against the Variable Account and Fixed Account Options.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

The amount surrendered from the Variable Account Option + (plus) Any surrender charge	÷ (divided by)	Your Purchase Units next computed after the written request for surrender is received at our Home Office

The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter. If your Account Value falls below a certain dollar amount and you do not make a Purchase Payment over a certain period of time, as specified in your Contract, we may close your account and pay the Account Value to you.

Systematic Withdrawals

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract (“No Charge” systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:

•	Payments to be made to you; and

•	Payment over a stated period of time, but not less than five years; and

•	Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a “No Charge” systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a “No Charge” systematic withdrawal may not be elected again. Systematic withdrawals that are not “No Charge” systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.

Distributions Required by Federal Tax Law

There will be no surrender charge on RMD’s if the withdrawal:

•	Is made payable to you; and

•	Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the investment options in which you are invested, including the Multi-Year Option. This Contract feature will not be available in any year that an amount has been withdrawn under the “No Charge” systematic withdrawal method. See “Federal Tax Matters” for more information about required distribution rules.

Exchange Privilege

From time to time, we may offer to exchange certain fixed or variable contracts into Portfolio Director. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

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Death Benefits

The Contracts will pay death benefits during either the Purchase Period or the Payout Period.

The Process

VALIC requires that complete and acceptable documentation and paperwork be received from the Beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death or a written statement by an attending physician. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.

If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit will be payable.

Beneficiary Information

The Beneficiary may receive death benefits:

•	In a lump sum;

•	In the form of an annuity under any of the Payout Options;

•	In partial payments over the Beneficiary’s life expectancy (where permitted); or

•	In a manner mutually agreeable between the Beneficiary and VALIC that is in accordance with applicable laws and regulations.

Payment of any death benefits must be within the time limits set by federal tax law, if any. In the case of an IRA, a spousal Beneficiary may continue the Contract or may roll the funds over to an IRA. If the Beneficiary elects a life annuity for a designated or fixed period, the guarantee period cannot exceed the Beneficiary’s life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contract.

Special Information for Nonqualified Contracts

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant’s death. However, the Contract will be assigned to the contingent owner, if any, or to the Contract Owner’s estate. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See “Federal Tax Matters.”

During the Purchase Period

Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contract, even if invested in Variable Account Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals.

As indicated above, a Contract Owner may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.

Death Benefit Before Age of 70

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70, provided that the benefit is available in your state.

The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

Step 1:    Determine your Fixed Account Option Value by taking the greater of:

Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Fixed Account Option
– (minus)
Amount of all prior withdrawals from the Fixed Account Option, charges and any portion of Account Value applied under a Payout Option

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Step 2:    Determine your Variable Account Option Value by taking the greater of:

Value of Variable Account Options on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Variable Account Options
– (minus)
Amount of prior withdrawals (out of) or transfers (out of) the Variable Account Options
+ (plus)
Interest at an annual rate as specified in your Contract

Step 3:    Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

This value may be adjusted if the total amount of any death benefit exceeds the Account Value.

Death Benefit On or After Age 70

The standard death benefit is payable if death occurs on or after age 70, or at any age in a state where the interest guaranteed death benefit is not available.

The standard death benefit will be the greater of:

Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments (to Fixed and/or Variable Account Options)
–	(minus)
Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

Adjusted Purchase Payment Amount

The information below is applicable to you only if you received a Death Benefit Endorsement or Amendatory Endorsement with your Contract or certificate.

If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:

A.	100% of Purchase Payments
-	(minus)
B.	Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
+	(plus)
C.	Interest on the result of A minus B at an annual rate as specified in your Contract (see below).

Each “Gross Withdrawal” is calculated by multiplying the Adjusted Purchase Payment Amount by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Adjusted Purchase Payment Amount. The interest adjustment in C. above is added only if you are under age 70 at the time of death.

The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser amount is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.

During the Payout Period

If the Annuitant dies during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the “Payout Period” section of this prospectus.

•	If the life only option or joint and survivor life option was chosen, there will be no death benefit.

•

If the life with guaranteed period option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

1.	Receive the present value of any remaining payments in a lump sum; or

2.	Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or

3.	Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under the Contract and/or under federal tax law, including additional permitted delays before beginning distributions, as well as being able to continue the Contract as their own and not as a beneficiary account.

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Other Contract Features

Changes That May Not Be Made

The following terms in the Contracts may not be changed once your account has been established:

•	The Contract Owner (except for an individual nonqualified Contract);

•	The Participant; and

•	The Annuitant.

Change of Beneficiary

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant’s estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner’s estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary’s estate.

Contingent Owner

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

Cancellation — The “Free Look” Period

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the

Company within 20 days after it is received. (A longer period will be allowed if required under state law.) See “Appendix C — State Contract Variability.” The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the “free look” period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the “Free Look” period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. Generally, the amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. Additionally, all Contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your Contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your Contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the Account Value on the day we receive your request in good order at the Annuity Service Center. The Contract will be void once we issue a refund.

We Reserve Certain Rights

We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different fees, expenses, objectives, strategies and risks.

We may restrict your ability to combine Contracts and may modify or suspend or impose additional or different conditions with respect to options available under the Contracts, as may be allowed by federal or state law. We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.

We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.

Relationship to Employer’s Plan

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contracts in this prospectus.

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Voting Rights

As discussed in the “About VALIC Separate Account A” section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

Who May Give Voting Instructions

During the Purchase Period, subject to any contrary provisions in the plan, the Contract Owner, Participant, or Beneficiary will have the right to give voting instructions to VALIC Separate Account A for the shareholder meetings, except as noted below. Proxy material and a form on which voting instructions may be given before the shareholder meeting is held will be mailed in advance of any shareholder meeting. Please vote each card received.

Participants in a nonqualified unfunded deferred compensation plan will not have the right to give voting instructions.

Determination of Fund Shares Attributable to Your Account

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or after a Death Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

How Fund Shares Are Voted

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received. One effect of proportional voting is that a small number of Contract Owners may determine the outcome of a vote. In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

In the event that shares of a Fund are owned by VALIC or an affiliated insurance company for their own benefit, such shares will be voted proportionally based on instructions received from Contract Owners.

Federal Tax Matters

The Contracts provide tax-deferred accumulation over time, but may be subject to certain federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under “Premium Tax Charge.” Discussions regarding the tax treatment of any annuity contract or retirement plans and programs are intended for general purposes only and are not intended as tax advice, either general or individualized, nor should they be interpreted to provide any predictions or guarantees of a particular tax treatment. Such discussions generally are based upon the Company’s understanding of current tax rules and interpretations, and may include areas of those rules that are more or less clear or certain. Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have retroactive effect as well. You should seek competent tax or legal advice, as you deem necessary or appropriate, regarding your own circumstances.

Types of Plans

Tax rules vary, depending on whether the Contract is offered under your employer’s tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

•	Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations;

•	Section 401(a), 403(a) and 401(k) qualified plans (including plans for self-employed individuals);

•	Section 408(b) traditional IRAs;

•	Section 408A Roth IRAs;

•	Section 457 deferred compensation plans of governmental and tax-exempt employers;

•	Section 408(k) SEPs and SARSEPs; and

•	Section 408(p) SIMPLE retirement accounts.

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Contributions under any of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax (or Roth) contributions. Contracts purchased under these retirement arrangements are “Qualified Contracts.”

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.

In addition, the Contracts may be used as “Nonqualified Contracts.” Such nonqualified Contracts may be used to “informally” fund nonqualified deferred compensation plans, or they may serve as individual annuity contracts issued outside of the context of any formal employer-sponsored retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts (note, life insurance is an example only and is not otherwise addressed herein). The restriction on including publicly available funds in nonqualified annuity contracts results from a longstanding IRS position articulated in a 1981 Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.

Tax Consequences in General

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. Purchase Payments also can be made outside of an employer-sponsored retirement program (e.g., a non-qualified deferred annuity contract or IRA). After-tax Purchase Payments, including after-tax employee contributions, generally constitute “investment in the Contract.” All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as “amounts not received as an annuity” in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 59½ are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. Note that a distribution from a 457(b) plan is not subject to the 10% tax penalty. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please consult with your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

34

The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year made directly to an insurer for health, life and accident insurance by certain retired public safety officers. The Disaster Tax Relief and Airport and Airway Extension Act of 2017 and the Tax Cuts and Jobs Act of 2017 provided relief from the 10% early withdrawal penalty tax for qualified 2016 disaster distributions from retirement funds.

On March 30, 2010, the Health Care and Education Reconciliation Act (“Reconciliation Act”) was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of investment income in excess of applicable thresholds for Modified Adjusted Gross Income ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see final paragraph in this section). This new tax generally does not apply to Qualified Contracts; however, taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

On December 20, 2019 the Setting Every Community Up for Retirement Enhancement (SECURE) Act was signed into law as part of larger appropriations legislation. The SECURE Act includes many provisions affecting Qualified Contracts, some of which became effective upon enactment or on January 1, 2020, and certain provisions were retroactively effective. Some of the provisions effective January 1 include: an increase in the age at which required minimum distributions (RMDs) generally must commence, to age 72, from the previous age of 70 ½; new limitations on the period for beneficiary distributions following the death of the plan participant or IRA owner; elimination of the age 70 ½ restriction on IRA contributions (combined with an offset to the amount of eligible qualified charitable distributions (QCDs) by the amount of post-70 ½ IRA contributions); a new exception to the 10% additional tax on early distributions, for the birth or adoption of a child, which also became an allowable plan distribution event; and, reduction of the earliest permissible age for in-service distributions from pension plans and certain Section 457 plans to 59 ½. The foregoing is not an exhaustive list. The SECURE Act included many additional provisions affecting Qualified Contracts.

In 2019 the IRS issued multiple letter rulings to individual insurance companies recognizing the ability, in specific circumstances, to treat the payment of investment advisory fees to an investment advisor out of nonqualified contracts as non-taxable withdrawals from the contracts. IRS letter rulings generally may only be relied upon by the party to whom they are issued.

The Coronavirus Aid, Relief, and Economic Security (CARES) Act, which was signed into law on March 27, 2020, provides greater access to assets held in tax-qualified retirement plans and IRAs. The relief provided in the Act:

•	Expands distribution and loan (including loan repayment) rules for certain retirement accounts in employer plans and IRAs, for qualifying distributions;

•	Waives the 10% additional tax on the qualifying distributions, if they are considered early distributions (generally, distributions prior to age 59 1/2); and

•	Provides a temporary waiver of required minimum distributions from qualifying retirement plans and IRAs which were due to be paid in 2020.

Some provisions in the Act are subject to the terms of an employer’s retirement plan.

It is the understanding of VALIC, confirmed by IRS Revenue Procedure 99-44, that a Qualified Contract described in section 401(a), 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available Mutual Funds.

It is also the understanding of VALIC that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to nonqualified Contracts that are owned by non-natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

Important Information Regarding 403(b) Regulations

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that became largely effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final

35

regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 24, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer’s 403(b) plan upon its establishment, but no later than by January 1, 2009.

The rules in the final regulations generally do not affect a participant’s ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer’s plan.

As a general matter, many Contracts that have received plan contributions after 2004, and all Contracts that have received plan contributions after 2008, are required to be included in the plan and in the plan’s administrative coordination, even if the investment provider and the Contract are no longer permitted to receive new contributions and/or transfers. However, IRS guidance generally permits a plan sponsor to exclude a Contract where the plan sponsor has otherwise made a good faith effort to include the Contract issued by a provider that ceased to receive contributions prior to January 1, 2009, as well as such Contracts maintained by certain former employees. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. In addition, a Contract maintained under a plan subject to the requirements of ERISA may be required to be included in the plan regardless of whether it remains eligible to receive contributions after a specified date. The foregoing discussion is intended as a general discussion of the requirements only, and you may wish to discuss the requirements of the regulations and/or the general information above with your tax advisor.

Legal Proceedings

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 27, 2021, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.

Financial Statements

The financial statements of the Company and the Separate Account and American Home (if applicable to you) are available on the SEC’s web site (http://www.sec.gov). You may request a free copy of the SAI, which includes the financial statements, by contacting our Annuity Service Center at 1-800-448-2542 or by mail at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. We encourage both existing and prospective contract owners to read and understand the financial statements.

36

Appendix A — Selected Purchase Unit Data

Purchase units shown are for a Purchase Unit outstanding throughout the year for each Variable Account Option.*

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
VALIC Company I
Asset Allocation Fund (Division 5)	2020	10.450	11.607	66,764
	2019	9.116	10.450	63,285
	2018	10.080	9.116	57,773
	2017	8.955	10.080	57,274
	2016	8.395	8.955	48,507
	2015	8.484	8.395	40,666
	2014	8.101	8.484	44,784
	2013	7.028	8.101	33,100
	2012	6.239	7.028	44,724
	2011	6.219	6.239	35,058
Blue Chip Growth Fund (Division 72)	2020	3.535	4.721	9,272,633
	2019	2.739	3.535	9,421,105
	2018	2.702	2.739	9,145,275
	2017	1.996	2.702	1,756,271
	2016	1.991	1.996	1,633,843
	2015	1.804	1.991	1,864,727
	2014	1.663	1.804	1,672,004
	2013	1.185	1.663	1,793,342
	2012	1.009	1.185	1,756,039
	2011	1.000	1.009	1,897,960
Capital Conservation Fund (Division 7)**	2020	4.615	4.963	717,190
	2019	4.237	4.615	573,558
	2018	4.310	4.237	580,180
	2017	4.189	4.310	1,089,295
	2016	4.120	4.189	615,127
	2015	4.137	4.120	1,559,864
	2014	3.927	4.137	1,105,834
	2013	4.046	3.927	342,960
	2012	3.838	4.046	943,773
	2011	3.614	3.838	413,124
Core Equity Fund (Division 15)***	2020	5.695	6.757	218,615
	2019	4.457	5.695	202,966
	2018	4.809	4.457	253,543
	2017	3.997	4.809	270,421
	2016	3.567	3.997	295,116
	2015	3.656	3.567	316,812
	2014	3.298	3.656	344,765
	2013	2.460	3.298	359,241
	2012	2.167	2.460	403,151
	2011	2.191	2.167	457,362
Dividend Value Fund (Division 21)	2020	4.433	4.430	43,506,361
	2019	3.611	4.433	43,471,136
	2018	3.991	3.611	23,015,834
	2017	3.401	3.991	698,263
	2016	2.932	3.401	769,147
	2015	2.969	2.932	590,519
	2014	2.734	2.969	665,162
	2013	2.115	2.734	637,780
	2012	1.890	2.115	1,902,684
	2011	1.758	1.890	1,363,711
Dynamic Allocation Fund (Division 103)	2020	1.579	1.743	196,928
	2019	1.320	1.579	176,983
	2018	1.427	1.320	177,928
	2017	1.194	1.427	484,334
	2016	1.146	1.194	554,339
	2015	1.208	1.146	574,571
	2014	1.166	1.208	628,529
	2013	0.998	1.166	583,498
	2012	—	0.998	—

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
Emerging Economies Fund (Division 87)	2020	1.188	1.363	87,410,564
	2019	0.993	1.188	34,306,634
	2018	1.239	0.993	16,879,853
	2017	0.882	1.239	6,171,379
	2016	0.796	0.882	6,358,011
	2015	0.937	0.796	5,638,907
	2014	0.998	0.937	5,163,653
	2013	1.033	0.998	5,495,210
	2012	0.874	1.033	5,362,560
	2011	1.011	0.874	3,777,789
Global Real Estate Fund (Division 101)	2020	1.810	1.689	25,249,527
	2019	1.463	1.810	50,816,729
	2018	1.566	1.463	22,013,430
	2017	1.384	1.566	1,429,523
	2016	1.361	1.384	1,419,437
	2015	1.369	1.361	1,310,082
	2014	1.229	1.369	1,143,332
	2013	1.183	1.229	1,020,894
	2012	0.908	1.183	1,052,469
	2011	0.993	0.908	1,102,048
Global Strategy Fund (Division 88)	2020	2.212	2.279	1,093,513
	2019	2.025	2.212	1,235,180
	2018	2.221	2.025	1,414,306
	2017	1.968	2.221	1,506,469
	2016	1.880	1.968	2,534,194
	2015	1.986	1.880	3,537,131
	2014	1.962	1.986	2,835,043
	2013	1.662	1.962	2,624,528
	2012	1.398	1.662	2,576,275
	2011	1.439	1.398	4,153,246
Government Money Market I Fund (Division 6)	2020	2.282	2.273	5,380,273
	2019	2.258	2.282	2,656,423
	2018	2.242	2.258	5,287,754
	2017	2.247	2.242	1,879,295
	2016	2.260	2.247	1,977,931
	2015	2.273	2.260	1,787,878
	2014	2.287	2.273	1,631,003
	2013	2.300	2.287	1,419,503
	2012	2.314	2.300	1,345,009
	2011	2.328	2.314	1,345,350
Government Securities Fund (Division 8)	2020	4.313	4.572	488,918
	2019	4.074	4.313	810,814
	2018	4.078	4.074	962,644
	2017	4.021	4.078	1,040,290
	2016	3.996	4.021	995,419
	2015	3.988	3.996	324,809
	2014	3.802	3.988	569,579
	2013	3.993	3.802	758,000
	2012	3.874	3.993	166,325
	2011	3.550	3.874	150,347
Growth Fund (Division 78)	2020	3.067	4.323	54,065,400
	2019	2.340	3.067	54,839,163
	2018	2.421	2.340	34,871,543
	2017	1.870	2.421	3,502,997
	2016	1.795	1.870	3,886,832
	2015	1.752	1.795	4,012,281
	2014	1.592	1.752	4,392,481
	2013	1.221	1.592	4,674,880
	2012	1.069	1.221	5,626,767
	2011	1.082	1.069	6,055,510

*	The 2011 data for the Invesco Balanced-Risk Commodity Strategy Fund begins on November 1, 2011, the date this Division was added to Portfolio Director. On March 23, 2012, the Lou Holland Growth Fund was merged into American Beacon Holland Large Cap Growth Fund. The data for 2011 and prior periods for the American Beacon Holland Large Cap Growth Fund (later referred to as the American Beacon Bridgeway Large Cap Growth II Fund) reflects the data for the Lou Holland Growth Fund. The 2012 data for the Dynamic Allocation Fund begins on December 26, 2012, the date this Division was added to Portfolio Director. While the T. Rowe Price Retirement Funds were added as Divisions on December 17, 2014, investments in the Divisions did not occur until 2015. On December 15, 2017, the American Beacon Bridgeway Large Cap Growth II Fund (formerly, the American Beacon Holland Large Cap Growth Fund) (“replaced option”) merged with and into the American Beacon Bridgeway Large Cap Growth Fund (“surviving option”). The surviving option, American Beacon Bridgeway Large Cap Growth Fund, was added as a Variable Account Option in your prospectus on such date.
**	This Variable Account Option no longer invests in the applicable Fund as of May 24, 2021, as a result of a reorganization of certain VALIC Company I and VALIC Company II Funds into certain VALIC Company I Funds.
***	This Variable Account Option no longer invests in the applicable Fund as of April 19, 2021, as a result of a reorganization of certain VALIC Company I and VALIC Company II Funds into certain VALIC Company I Funds.

A-1

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
Health Sciences Fund (Division 73)*	2020	7.018	9.041	1,474,636
	2019	5.480	7.018	1,465,473
	2018	5.460	5.480	1,540,583
	2017	4.303	5.460	1,269,436
	2016	4.836	4.303	1,367,460
	2015	4.319	4.836	1,740,688
	2014	3.302	4.319	1,519,365
	2013	2.200	3.302	1,350,959
	2012	1.680	2.200	1,324,666
	2011	1.530	1.680	1,526,741
Inflation Protected Fund (Division 77)	2020	1.471	1.591	77,251,318
	2019	1.362	1.471	42,591,828
	2018	1.401	1.362	26,155,841
	2017	1.345	1.401	1,763,176
	2016	1.303	1.345	1,452,715
	2015	1.352	1.303	1,418,612
	2014	1.321	1.352	1,174,125
	2013	1.428	1.321	1,338,018
	2012	1.330	1.428	1,171,132
	2011	1.215	1.330	813,712
International Equities Fund (Division 11)	2020	2.558	2.730	96,877,757
	2019	2.121	2.558	48,294,401
	2018	2.474	2.121	21,737,545
	2017	2.002	2.474	2,858,902
	2016	1.989	2.002	2,903,392
	2015	2.021	1.989	2,787,958
	2014	2.150	2.021	2,416,881
	2013	1.818	2.150	2,505,634
	2012	1.563	1.818	2,596,793
	2011	1.809	1.563	3,764,337
International Government Bond Fund (Division 13)	2020	3.683	4.037	6,204,910
	2019	3.407	3.683	3,069,879
	2018	3.538	3.407	1,602,725
	2017	3.293	3.538	328,131
	2016	3.194	3.293	376,474
	2015	3.324	3.194	414,885
	2014	3.299	3.324	420,108
	2013	3.516	3.299	510,076
	2012	3.256	3.516	629,970
	2011	3.135	3.256	734,816
International Growth Fund (Division 20)	2020	4.401	5.869	1,594,572
	2019	3.338	4.401	2,018,311
	2018	3.655	3.338	2,435,757
	2017	2.881	3.655	971,117
	2016	2.980	2.881	1,097,685
	2015	3.013	2.980	1,587,633
	2014	3.140	3.013	1,966,481
	2013	2.616	3.140	2,202,931
	2012	2.190	2.616	3,648,865
	2011	2.442	2.190	2,458,686
International Socially Responsible Fund (Division 12)	2020	9.048	9.746	549,178
	2019	7.225	9.048	934,926
	2018	7.940	7.225	1,164,962
	2017	6.509	7.940	1,781,499
	2016	6.123	6.509	2,051,372
	2015	6.180	6.123	1,076,410
	2014	5.758	6.180	1,271,208
	2013	4.495	5.758	1,160,520
	2012	3.855	4.495	395,804
	2011	4.134	3.855	454,292
International Value Fund (Division 89)	2020	1.486	1.550	2,857,981
	2019	1.284	1.486	2,453,645
	2018	1.572	1.284	2,842,633
	2017	1.351	1.572	3,631,397
	2016	1.213	1.351	2,449,094
	2015	1.316	1.213	2,845,904
	2014	1.498	1.316	2,837,721
	2013	1.195	1.498	3,103,969
	2012	1.012	1.195	3,599,933
	2011	1.170	1.012	5,014,763

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
Large Cap Core Fund (Division 76)*	2020	3.572	4.335	392,163
	2019	2.711	3.572	348,194
	2018	2.988	2.711	367,423
	2017	2.476	2.988	393,875
	2016	2.293	2.476	404,623
	2015	2.239	2.293	394,038
	2014	1.988	2.239	437,560
	2013	1.470	1.988	349,652
	2012	1.247	1.470	241,483
	2011	1.267	1.247	392,182
Large Capital Growth Fund (Division 79)	2020	3.310	4.028	2,000,495
	2019	2.379	3.310	1,670,308
	2018	2.376	2.379	1,741,759
	2017	1.860	2.376	1,795,201
	2016	1.763	1.860	2,214,955
	2015	1.773	1.763	2,306,198
	2014	1.601	1.773	2,475,628
	2013	1.224	1.601	2,723,896
	2012	1.095	1.224	3,144,415
	2011	1.174	1.095	3,477,357
Mid Cap Index (Division 4)	2020	31.142	35.072	5,122,369
	2019	24.921	31.142	5,957,780
	2018	28.309	24.921	2,953,292
	2017	24.570	28.309	765,263
	2016	20.492	24.570	859,449
	2015	21.143	20.492	776,918
	2014	19.441	21.143	829,548
	2013	14.693	19.441	942,710
	2012	12.578	14.693	1,103,439
	2011	12.912	12.578	1,115,927
Mid Cap Strategic Growth Fund (Division 83)	2020	3.569	4.762	635,225
	2019	2.607	3.569	653,616
	2018	2.753	2.607	726,882
	2017	2.193	2.753	562,993
	2016	2.011	2.193	600,328
	2015	2.078	2.011	627,871
	2014	2.025	2.078	971,636
	2013	1.470	2.025	1,310,458
	2012	1.354	1.470	964,212
	2011	1.461	1.354	1,185,711
Nasdaq-100® Index Fund (Division 46)	2020	2.512	3.694	2,455,025
	2019	1.822	2.512	2,166,403
	2018	1.845	1.822	2,000,455
	2017	1.403	1.845	1,682,313
	2016	1.322	1.403	1,688,164
	2015	1.218	1.322	1,644,036
	2014	1.032	1.218	1,640,343
	2013	0.762	1.032	1,616,259
	2012	0.650	0.762	1,589,314
	2011	0.635	0.650	1,361,782
Science & Technology Fund (Division 17)	2020	11.132	17.353	1,425,888
	2019	8.030	11.132	1,392,318
	2018	8.200	8.030	1,425,818
	2017	5.837	8.200	1,210,856
	2016	5.471	5.837	1,300,044
	2015	5.102	5.471	1,423,246
	2014	4.486	5.102	1,432,444
	2013	3.167	4.486	1,468,763
	2012	2.841	3.167	1,751,366
	2011	3.040	2.841	1,841,311
Small Cap Aggressive Growth Fund (Division 86)**	2020	3.868	5.297	484,711
	2019	2.808	3.868	564,717
	2018	3.082	2.808	621,692
	2017	2.249	3.082	577,170
	2016	2.222	2.249	523,566
	2015	2.203	2.222	534,405
	2014	2.016	2.203	412,100
	2013	1.355	2.016	438,794
	2012	1.184	1.355	463,067
	2011	1.327	1.184	562,986

*	This Variable Account Option no longer invests in the applicable Fund as of April 19, 2021, as a result of a reorganization of certain VALIC Company I and VALIC Company II Funds into certain VALIC Company I Funds.
**	This Variable Account Option no longer invests in the applicable Fund as of May 24, 2021, as a result of a reorganization of certain VALIC Company I and VALIC Company II Funds into certain VALIC Company I Funds.

A-2

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
Small Cap Fund (Division 18)*	2020	7.334	8.961	485,130
	2019	5.701	7.334	323,107
	2018	6.219	5.701	427,888
	2017	5.454	6.219	398,011
	2016	4.759	5.454	555,616
	2015	5.028	4.759	518,972
	2014	4.864	5.028	534,544
	2013	3.485	4.864	629,588
	2012	3.026	3.485	1,000,010
	2011	3.068	3.026	991,524
Small Cap Index Fund (Division 14)	2020	9.458	11.233	5,028,814
	2019	7.603	9.458	2,477,582
	2018	8.617	7.603	4,702,403
	2017	7.579	8.617	831,490
	2016	6.292	7.579	737,800
	2015	6.626	6.292	740,241
	2014	6.363	6.626	824,921
	2013	4.617	6.363	895,216
	2012	4.003	4.617	918,468
	2011	4.208	4.003	1,260,659
Small Cap Special Values Fund (Division 84)	2020	2.482	2.503	7,875,847
	2019	1.941	2.482	8,578,060
	2018	2.261	1.941	9,452,628
	2017	2.045	2.261	1,474,723
	2016	1.584	2.045	1,046,829
	2015	1.664	1.584	2,072,603
	2014	1.565	1.664	1,907,958
	2013	1.133	1.565	2,148,856
	2012	0.996	1.133	3,045,310
	2011	1.054	0.996	1,907,684
Small-Mid Growth Fund (Division 85)**	2020	2.708	4.095	438,665
	2019	1.975	2.708	283,972
	2018	2.098	1.975	407,248
	2017	1.652	2.098	522,907
	2016	1.658	1.652	400,750
	2015	1.679	1.658	436,335
	2014	1.521	1.679	379,250
	2013	1.135	1.521	423,307
	2012	1.023	1.135	543,327
	2011	1.076	1.023	615,579
Stock Index Fund (Division 10)	2020	16.084	18.864	18,441,545
	2019	12.343	16.084	13,815,031
	2018	13.033	12.343	12,185,624
	2017	10.799	13.033	2,269,433
	2016	9.735	10.799	2,569,869
	2015	9.691	9.735	2,365,180
	2014	8.607	9.691	2,674,208
	2013	6.563	8.607	3,340,341
	2012	5.713	6.563	3,775,348
	2011	5.645	5.713	4,060,930
Systematic Core Fund (Division 16)	2020	6.104	7.476	334,034
	2019	4.701	6.104	233,348
	2018	5.020	4.701	213,266
	2017	4.171	5.020	143,779
	2016	3.773	4.171	153,016
	2015	3.799	3.773	162,739
	2014	3.349	3.799	178,136
	2013	2.539	3.349	145,916
	2012	2.254	2.539	169,871
	2011	2.307	2.254	220,605
Systematic Value Fund (Division 75)	2020	2.534	2.446	157,060
	2019	2.060	2.534	180,118
	2018	2.339	2.060	241,821
	2017	1.992	2.339	244,270
	2016	1.760	1.992	259,681
	2015	1.794	1.760	489,160
	2014	1.679	1.794	873,472
	2013	1.238	1.679	302,505
	2012	1.092	1.238	400,082
	2011	1.081	1.092	340,729

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
Value Fund (Division 74)**	2020	2.992	3.040	656,298
	2019	2.362	2.992	168,396
	2018	2.637	2.362	177,409
	2017	2.300	2.637	463,819
	2016	2.042	2.300	608,890
	2015	2.122	2.042	326,081
	2014	1.916	2.122	280,254
	2013	1.470	1.916	330,219
	2012	1.265	1.470	397,266
	2011	1.302	1.265	532,650
VALIC Company II*
Aggressive Growth Lifestyle Fund (Division 48)*	2020	4.095	4.631	1,306,169
	2019	3.340	4.095	1,236,206
	2018	3.667	3.340	1,315,616
	2017	3.165	3.667	1,031,289
	2016	2.920	3.165	1,071,849
	2015	2.957	2.920	1,083,550
	2014	2.845	2.957	1,066,781
	2013	2.340	2.845	1,058,543
	2012	2.039	2.340	965,180
	2011	2.049	2.039	706,136
Capital Appreciation Fund (Division 39)*	2020	2.952	3.788	289,000
	2019	2.321	2.952	294,726
	2018	2.305	2.321	307,879
	2017	1.869	2.305	301,872
	2016	1.839	1.869	472,315
	2015	1.743	1.838	490,563
	2014	1.611	1.743	478,592
	2013	1.188	1.611	509,392
	2012	1.011	1.188	582,617
	2011	1.034	1.011	702,604
Conservative Growth Lifestyle Fund (Division 50)*	2020	3.507	3.875	854,153
	2019	3.019	3.507	834,291
	2018	3.225	3.019	951,055
	2017	2.936	3.225	850,525
	2016	2.763	2.936	843,133
	2015	2.810	2.763	808,934
	2014	2.721	2.810	877,774
	2013	2.497	2.721	842,448
	2012	2.240	2.497	504,647
	2011	2.173	2.240	443,385
Core Bond Fund (Division 58)*	2020	2.419	2.621	103,836,282
	2019	2.199	2.419	80,661,571
	2018	2.252	2.199	49,708,958
	2017	2.161	2.252	1,820,147
	2016	2.096	2.161	2,279,283
	2015	2.108	2.096	871,869
	2014	2.006	2.108	1,385,177
	2013	2.050	2.006	2,446,146
	2012	1.916	2.050	1,461,305
	2011	1.810	1.916	1,772,650
Government Money Market II Fund (Division 44)*	2020	1.330	1.328	9,800,314
	2019	1.313	1.330	8,643,208
	2018	1.301	1.313	8,136,953
	2017	1.301	1.301	5,931,888
	2016	1.306	1.301	5,069,551
	2015	1.310	1.306	4,568,608
	2014	1.315	1.310	3,015,312
	2013	1.319	1.315	1,343,285
	2012	1.324	1.319	712,888
	2011	1.328	1.324	875,047
High Yield Bond Fund (Division 60)*	2020	3.412	3.629	5,437,419
	2019	2.978	3.412	6,681,350
	2018	3.088	2.978	3,836,182
	2017	2.872	3.088	1,351,786
	2016	2.553	2.872	1,241,681
	2015	2.659	2.553	1,298,826
	2014	2.594	2.659	1,069,263
	2013	2.475	2.594	617,257
	2012	2.183	2.475	724,495
	2011	2.099	2.183	782,417

*	This Variable Account Option no longer invests in the applicable Fund as of May 24, 2021, as a result of a reorganization of certain VALIC Company I and VALIC Company II Funds into certain VALIC Company I Funds.
**	This Variable Account Option no longer invests in the applicable Fund as of April 19, 2021, as a result of a reorganization of certain VALIC Company I and VALIC Company II Funds into certain VALIC Company I Funds.

A-3

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
International Opportunities Fund (Division 33)*	2020	3.359	3.912	11,357,161
	2019	2.681	3.359	2,968,413
	2018	3.261	2.681	2,806,736
	2017	2.348	3.261	1,070,896
	2016	2.369	2.348	458,879
	2015	2.192	2.369	493,545
	2014	2.320	2.192	496,597
	2013	1.922	2.320	593,784
	2012	1.581	1.922	628,609
	2011	1.973	1.581	1,223,659
Large Cap Value Fund (Division 40)**	2020	4.345	4.462	219,679
	2019	3.434	4.345	256,054
	2018	3.834	3.434	271,882
	2017	3.344	3.834	298,360
	2016	2.866	3.344	330,299
	2015	2.959	2.866	303,665
	2014	2.681	2.959	358,435
	2013	1.988	2.681	477,793
	2012	1.706	1.988	399,767
	2011	1.790	1.706	496,743
Mid Cap Growth Fund (Division 37)**	2020	3.280	4.078	19,531,479
	2019	2.482	3.280	19,729,251
	2018	2.690	2.482	17,157,896
	2017	2.052	2.690	464,895
	2016	1.967	2.052	462,745
	2015	1.993	1.967	452,979
	2014	1.956	1.993	480,124
	2013	1.498	1.956	598,135
	2012	1.351	1.498	547,864
	2011	1.428	1.351	714,647
Mid Cap Value Fund (Division 38)*	2020	7.899	8.158	795,797
	2019	6.091	7.899	3.278,240
	2018	7.192	6.091	932,835
	2017	6.305	7.192	644,902
	2016	5.547	6.305	897,754
	2015	5.646	5.547	1,620,642
	2014	5.309	5.646	1,476,725
	2013	3.964	5.309	1,356,824
	2012	3.267	3.964	1,140,964
	2011	3.594	3.267	1,592,597
Moderate Growth Lifestyle Fund (Division 49)*	2020	4.061	4.550	2,868,039
	2019	3.379	4.061	2,991,517
	2018	3.646	3.379	3,137,113
	2017	3.221	3.646	1,498,837
	2016	2.981	3.221	1,525,052
	2015	3.021	2.981	1,445,381
	2014	2.907	3.021	1,357,477
	2013	2.502	2.907	1,171,533
	2012	2.208	2.502	1,049,048
	2011	2.188	2.208	688,705
Small Cap Growth Fund (Division 35)*	2020	5.494	8.749	2,064,873
	2019	4.004	5.494	2,339,706
	2018	4.214	4.004	2,142,278
	2017	2.989	4.214	430,958
	2016	2.782	2.989	418,559
	2015	2.826	2.782	431,586
	2014	2.836	2.826	453,762
	2013	1.927	2.836	553,207
	2012	1.721	1.927	489,158
	2011	1.802	1.721	586,223
Small Cap Value Fund (Division 36)*	2020	4.890	5.101	363,918
	2019	4.117	4.890	441,782
	2018	4.894	4.117	3,058,868
	2017	4.680	4.894	546,336
	2016	3.610	4.680	862,323
	2015	3.876	3.610	511,538
	2014	3.685	3.876	566,054
	2013	2.715	3.685	739,472
	2012	2.368	2.715	676,326
	2011	2.576	2.368	1,164,298

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
Strategic Bond Fund (Division 59)*	2020	3.415	3.689	34,163,836
	2019	3.078	3.415	26,145,444
	2018	3.202	3.078	16,714,976
	2017	3.008	3.202	1,079,395
	2016	2.791	3.008	1,074,021
	2015	2.856	2.791	1,096,954
	2014	2.757	2.856	1,128,450
	2013	2.759	2.757	1,352,330
	2012	2.464	2.759	1,538,319
	2011	2.370	2.464	1,432,552
U.S. Socially Responsible Fund (Division 41)*	2020	4.381	5.057	955,489
	2019	3.338	4.381	711,805
	2018	3.534	3.338	839,109
	2017	2.939	3.534	1,133,311
	2016	2.665	2.939	916,733
	2015	2.645	2.665	2,191,032
	2014	2.298	2.645	1,551,055
	2013	1.703	2.298	915,518
	2012	1.483	1.703	395,106
	2011	1.469	1.483	1,395,614
Public Funds
American Beacon Bridgeway Large Cap Growth Fund (Division 90)	2020	1.217	1.621	356,338
	2019	0.942	1.217	300,685
	2018	1.014	0.942	315,661
	2017	1.869	1.014	332,083
	2016	1.846	1.869	160,801
	2015	1.746	1.846	171,337
	2014	1.642	1.746	191,939
	2013	1.249	1.642	208,254
	2012	1.120	1.249	691,950
	2011	1.090	1.120	442,599
Ariel Appreciation Fund (Division 69)	2020	4.343	4.635	607,411
	2019	3.506	4.343	508,931
	2018	4.101	3.506	644,584
	2017	3.585	4.101	665,092
	2016	3.201	3.585	785,628
	2015	3.434	3.201	1,084,565
	2014	3.194	3.434	1,314,141
	2013	2.198	3.194	1,210,764
	2012	1.853	2.198	1,377,648
	2011	2.011	1.853	1,419,556
Ariel Fund (Division 68)	2020	4.631	5.065	535,698
	2019	3.737	4.631	591,142
	2018	4.355	3.737	681,290
	2017	3.781	4.355	735,384
	2016	3.291	3.781	889,533
	2015	3.452	3.291	1,206,658
	2014	3.130	3.452	1.077,647
	2013	2.177	3.130	1,338,839
	2012	1.820	2.177	1,512,472
	2011	2.065	1.820	1,848,911
Invesco Balanced Risk Commodity Strategy Fund R5 (Division 102)	2020	0.625	0.671	2,250,605
	2019	0.602	0.625	819,586
	2018	0.688	0.602	594,332
	2017	0.660	0.688	1,758,977
	2016	0.593	0.660	1,871,609
	2015	0.714	0.593	1,597,460
	2014	0.853	0.714	1,183,197
	2013	0.997	0.853	1,030,058
	2012	0.968	0.997	761,480
	2011	—	0.968	27,912
T Rowe Price Retirement 2015 Fund (Division 104)	2020	1.299	1.451	602
	2019	0.000	1.299	203
	2018	1.175	0.000	—
	2017	1.045	1.175	—
	2016	0.982	1.045	—
	2015	—	0.982	—

*	This Variable Account Option no longer invests in the applicable Fund as of May 24, 2021, as a result of a reorganization of certain VALIC Company I and VALIC Company II Funds into certain VALIC Company I Funds.
**	This Variable Account Option no longer invests in the applicable Fund as of April 19, 2021, as a result of a reorganization of certain VALIC Company I and VALIC Company II Funds into certain VALIC Company I Funds.

A-4

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
T Rowe Price Retirement 2020 Fund (Division 105)	2020	1.341	1.506	20,921
	2019	1.133	1.341	3,083
	2018	1.203	1.133	18,661
	2017	1.048	1.203	10,602
	2016	0.984	1.048	6,727
	2015	—	0.984	2,382
T Rowe Price Retirement 2025 Fund (Division 106)	2020	1.376	1.564	54,320
	2019	1.147	1.376	12,116
	2018	1.226	1.147	61,484
	2017	1.050	1.226	14,874
	2016	0.985	1.050	6,331
	2015	—	0.985	1,526
T Rowe Price Retirement 2030 Fund (Division 107)	2020	1.408	1.618	338,659
	2019	1.159	1.408	62,394
	2018	1.247	1.159	47,594
	2017	1.053	1.247	15,064
	2016	0.986	1.053	8,622
	2015	—	0.986	2,562
T Rowe Price Retirement 2035 Fund (Division 108)	2020	1.430	1.660	170,960
	2019	1.166	1.430	107,257
	2018	1.263	1.166	125,973
	2017	1.054	1.263	89,619
	2016	0.988	1.054	87,022
	2015	—	0.988	4,147
T Rowe Price Retirement 2040 Fund (Division 109)	2020	1.449	1.696	373,144
	2019	1.172	1.449	248,201
	2018	1.275	1.172	152,382
	2017	1.054	1.275	45,083
	2016	0.988	1.054	2,453
	2015	—	0.988	819
T Rowe Price Retirement 2045 Fund (Division 110)	2020	1.458	1.716	219,483
	2019	1.174	1.458	86,411
	2018	1.280	1.174	41,142
	2017	1.055	1.280	22,419
	2016	0.988	1.055	14,258
	2015	—	0.988	7,625
T Rowe Price Retirement 2050 Fund (Division 111)	2020	1.458	1.715	216,679
	2019	1.173	1.458	94,872
	2018	1.280	1.173	57,518
	2017	1.055	1.280	3,845
	2016	0.988	1.055	1,028
	2015	—	0.988	191
T Rowe Price Retirement 2055 Fund (Division 112)	2020	1.458	1.713	240,634
	2019	1.172	1.458	158,868
	2018	1.280	1.172	129,740
	2017	1.055	1.280	29,468
	2016	0.988	1.055	7,518
	2015	—	0.988	5,037
T Rowe Price Retirement 2060 Fund (Division 113)	2020	1.458	1.714	81,197
	2019	1.173	1.458	25,529
	2018	1.281	1.173	10,855
	2017	1.056	1.281	—
	2016	0.988	1.056	—
	2015	—	0.988	—
Vanguard LifeStrategy Conservative Growth Fund (Division 54)	2020	2.655	2.935	350,275
	2019	2.314	2.655	333,003
	2018	2.405	2.314	270,433
	2017	2.186	2.405	321,120
	2016	2.081	2.186	377,717
	2015	2.103	2.081	313,112
	2014	1.983	2.103	352,020
	2013	1.833	1.983	391,622
	2012	1.693	1.833	401,720
	2011	1.678	1.693	499,684

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
Vanguard LifeStrategy Growth Fund (Division 52)	2020	3.219	3.685	1,306,815
	2019	2.636	3.219	1,119,059
	2018	2.856	2.636	1,068,730
	2017	2.416	2.856	789,047
	2016	2.249	2.416	966,139
	2015	2.295	2.249	1,036,548
	2014	2.160	2.295	1,028,843
	2013	1.797	2.160	977,230
	2012	1.585	1.797	1,130,915
	2011	1.636	1.585	1,301,368
Vanguard LifeStrategy Moderate Growth Fund (Division 53)	2020	3.001	3.380	962,258
	2019	2.536	3.001	866,874
	2018	2.689	2.536	747,094
	2017	2.358	2.689	856,155
	2016	2.219	2.358	946,502
	2015	2.251	2.219	982,188
	2014	2.120	2.251	1,041,007
	2013	1.859	2.120	1,132,113
	2012	1.677	1.859	1,330,392
	2011	1.687	1.677	1,344,250
Vanguard Long-Term Investment-Grade Fund (Division 22)	2020	4.850	5.560	388,129
	2019	4.052	4.850	394,569
	2018	4.334	4.052	388,026
	2017	3.896	4.334	406,670
	2016	3.635	3.896	468,982
	2015	3.739	3.635	470,692
	2014	3.184	3.739	439,651
	2013	3.402	3.184	499,691
	2012	3.066	3.402	689,628
	2011	2.632	3.066	705,168
Vanguard Long-Term Treasury Fund (Division 23)	2020	4.381	5.146	517,877
	2019	3.862	4.381	499,561
	2018	3.960	3.862	533,776
	2017	3.669	3.960	556,338
	2016	3.648	3.669	593,026
	2015	3.727	3.648	598,788
	2014	2.993	3.727	652,942
	2013	3.462	2.993	686,199
	2012	3.366	3.462	868,000
	2011	2.620	3.366	783,639
Vanguard Wellington Fund (Division 25)	2020	6.464	7.088	3,232,670
	2019	5.321	6.464	3,233,614
	2018	5.557	5.321	4,129,877
	2017	4.885	5.557	3,987,413
	2016	4.438	4.885	4,033,098
	2015	4.473	4.438	4,418,094
	2014	4.108	4.473	4,600,811
	2013	3.462	4.108	4,994,649
	2012	3.102	3.462	5,073,363
	2011	3.012	3.102	5,850,044
Vanguard Windsor II Fund (Division 24)	2020	6.105	6.928	2,191,482
	2019	4.772	6.105	2,142,530
	2018	5.265	4.772	2,437,962
	2017	4.547	5.265	2,483,640
	2016	4.043	4.547	2,584,432
	2015	4.213	4.043	3,247,475
	2014	3.823	4.213	3,215,514
	2013	2.950	3.823	3,403,522
	2012	2.549	2.950	3,639,394
	2011	2.503	2.549	3,955,338

A-5

Appendix B — Living Benefits

This Appendix provides information on IncomeLOCK +6, IncomeLOCK +8 (together, “IncomeLOCK Plus”) and IncomeLOCK all of which are no longer available for purchase. Effective January 1, 2017, IncomeLOCK +6 is no longer available for purchase. Effective February 25, 2013, IncomeLOCK +8 was no longer available for purchase. If you elected IncomeLOCK +8 or if you elected IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

An optional Living Benefit is designed to help you create a guaranteed income stream for as long as you live, or as long as you and your spouse live, even if the entire Account Value has been reduced to zero, provided withdrawals taken are within the parameters of the applicable feature. A Living Benefit may offer protection in the event your Account Value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. If you decide not to take withdrawals under these features, or you surrender your Contract, you will not receive the guarantees of the Living Benefit. You could pay for this feature and not need to use it. Likewise, depending on your Contract’s market performance, you may never need to rely on the protections provided by a Living Benefit. If you elected IncomeLOCK Plus, you will not be able to take a loan while this Living Benefit is in effect.

Living Benefit Defined Terms

Anniversary Value — The Account Value minus any Ineligible Purchase Payments as measured on each Benefit Anniversary.

Benefit Anniversary — the first day of each Benefit Year.

Benefit Base — a component of the calculation of the Living Benefit, which is used to determine the Living Benefit fee, the MAWA and the Protected Income Payment.

Benefit Quarter Anniversary — is the first Business Day following each consecutive three month period starting on the Endorsement Date.

Benefit Year — each consecutive one year period starting on the Endorsement Date and each Benefit Anniversary, and ending on the day before the next Benefit Anniversary.

Covered Person(s) — the person or persons whose life or lives are used to determine the amount and duration of withdrawals under IncomeLOCK Plus. The Covered Persons are selected at the time IncomeLOCK Plus is elected and cannot be changed after the Endorsement Date.

Eligible Purchase Payments — are Purchase Payments or portions thereof made on or after the Endorsement Date that are included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable, for IncomeLOCK Plus). Note that all Purchase Payments are not Eligible Purchase Payments for purposes of calculating the Benefit Base.

Endorsement Date — the date we issued the Living Benefit endorsement to your Contract.

Excess Withdrawal — any withdrawal or portion thereof that causes the total of all withdrawals for that Benefit Year to exceed the Maximum Annual Withdrawal Amount, except if taken to meet a required minimum distribution associated with the Contract to which a Living Benefit endorsement is attached.

Income Credit — is an amount that may be added to the Benefit Base during the Income Credit Period.

Income Credit Base — is a component of the calculation of IncomeLOCK Plus, which is used to determine the dollar amount of any Income Credit during the Income Credit Period.

Income Credit Percentage — a percentage used to calculate any available Income Credit for IncomeLOCK Plus on each Benefit Anniversary during the Income Credit Period.

Income Credit Period — is the first twelve Benefit Years during which we calculate an Income Credit that may be added to the Benefit Base for IncomeLOCK Plus.

B-1

Ineligible Purchase Payments — are Purchase Payments or portions thereof that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable, for IncomeLOCK Plus).

Maximum Annual Withdrawal Amount — the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the Benefit Base.

Minimum Benefit Base — is the guaranteed minimum amount to which the Benefit Base could be increased on the 12th Benefit Anniversary for IncomeLOCK Plus, provided no withdrawals are taken prior to that anniversary while the Living Benefit endorsement is in effect.

Protected Income Payment — the amount to be paid each year over the remaining lifetime of the Covered Person(s) under IncomeLOCK Plus, after the Account Value is reduced to zero but the Benefit Base is still greater than zero.

IncomeLOCK Plus

The IncomeLOCK Plus Living Benefit is a guaranteed minimum withdrawal benefit. You may elect IncomeLOCK Plus only on your original Contract issue date, subject to certain age requirements. You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse. If you elected IncomeLOCK +8 or if you elected IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

Fee Table

The fees applicable to this Living Benefit are described below. You should keep in mind that an increase in the Benefit Base due to an adjustment to a higher Anniversary Value, an Income Credit, if applicable, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Similarly, a decrease in the Benefit Base due to withdrawals will decrease the dollar amount of the fee.

The IncomeLOCK Plus fees are assessed as a percentage of the Benefit Base for all years in which the IncomeLOCK Plus benefit is in effect. The fee will be calculated and deducted on a proportional basis from your Account Value at the end of the first quarter following election and quarterly thereafter. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	1.10%	2.20%	0.60%	+/-0.25%
Two Covered Persons	1.35%	2.70%	0.60%	+/-0.25%

*	The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each “Benefit Quarter Anniversary” (every consecutive three months starting on the Endorsement Date), we will deduct the fee in effect for the previous benefit quarter and determine the fee rate applicable to the next benefit quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your Fee Rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the average value of the VIX from one Benefit Quarter to the next Benefit Quarter. See “Fee Tables” in this prospectus. For the formula of how the fee is calculated, see “IncomeLock Plus Fee Formula” below.

We will not assess a quarterly fee if you annuitize your Contract or if a death benefit is paid before the end of the benefit quarter. If IncomeLOCK Plus is still in effect while your Account Value is greater than zero, and you surrender your Contract, we will assess a pro-rata charge for the fee applicable to the benefit quarter in which the surrender occurs if you surrender your Contract before the end of a benefit quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next benefit quarter anniversary. If your Account Value is reduced to zero before IncomeLOCK Plus has been cancelled, the fee will no longer be assessed.

IncomeLOCK Plus Fee Formula

The fee for IncomeLOCK Plus is assessed against the Benefit Base and deducted from the Account Value at the end of each Benefit Quarter.

If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the Volatility Index (“VIX”), an index of market volatility reported by the Chicago Board Options Exchange, used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. The formula is the same, and the only difference is the value of the VIX that is used.

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The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

Initial Annual Fee Rate + [0.05% x (Value of the VIX as of Market Close on each day the fee is calculated – 20)]

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on the non-discretionary formula stated above which is tied to the change in the VIX. If the value of the VIX increases or decreases on a Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly.

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

IncomeLOCK Plus Features

IncomeLOCK Plus offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the Contract’s highest Anniversary Value or an annual Income Credit. IncomeLOCK +6 with a 6% Income Credit may be elected at the date of Contract issue. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

Income Credit Options

The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years. The Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Benefit Base, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. If you take withdrawals in any Benefit Year in excess of 6%, you will not receive any portion of the 6% Income Credit for that Benefit Year.

After the expiration of the Income Credit Period your Benefit Base may continue to be increased to lock in a higher Anniversary Value. In addition, if no withdrawals are taken during the first 12 years, on the 12th Benefit Anniversary, your Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base is less than this Minimum Benefit Base. The Minimum Benefit Base is equal to 200% of the first Benefit Year’s Eligible Purchase Payments.

Amounts Received Under IncomeLOCK Plus — Summary

If you elect IncomeLOCK+6, you may choose from Income Option 1, 2 or 3 or the Income Option with a Custom Allocation, which determines the withdrawal percentages you will receive while the Living Benefit is in effect.

You may begin taking withdrawals as early as age 45. The amounts you receive will vary based on (1) the income option you selected, (2) whether there are one or two Covered Persons, and (3) the age of the Covered Person(s) at the time of the first withdrawal. The percentage of the Benefit Base that is guaranteed by the Living Benefits: (1) while the Account Value is greater than zero ranges from 3.25% to 6.5%, and (2) once the Account Value has been reduced to zero ranges from 3% to 5%. See the “IncomeLOCK Plus Options — Amounts Received Under the Benefit” in this Appendix for more detailed information. Note, however, that taxable distributions received before you attain age 59½ are subject to a 10% penalty tax in addition to regular income tax unless an exception applies (both the penalty tax and the exceptions are discussed in the “Federal Tax Matters” section in this prospectus).

Investment Restrictions

As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected. All IncomeLOCK Plus endorsements require that 20% of your Purchase Payments (including Ineligible Purchase Payments) be allocated to Fixed Account Plus. All amounts not allocated to Fixed Account Plus, will be rebalanced on a quarterly basis through an automatic rebalancing program as discussed in more detail below.

The IncomeLOCK +6 (Options 1, 2 and 3) endorsement requires that the remaining 80% of Purchase Payments be allocated among the Dynamic Allocation Fund and the Group A Variable Account Options referenced below (excluding Fixed Account Plus and Short-Term Fixed Account). IncomeLOCK +6 (Custom Allocation) allows you to allocate Purchase Payments among the Variable Account Options from Groups A, B and C to create your personal investment portfolio, subject to the limitations provided in the table below, including that no more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.

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If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for more information regarding your investment restrictions.

Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30%-Minimum 100%-Maximum	0%-Minimum 70%-Maximum	0%-Minimum 10%-Maximum
Variable Account Options and/or Fixed Accounts

Fixed Account Plus

Short-Term Fixed Account

Core Bond Fund

Government Money Market I Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Dividend Value Fund

Dynamic Allocation Fund

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund

Global Real Estate Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

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Investments are not permitted in the following:

Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years

Automatic Allocation to Fixed Account Plus

The 20% automatic allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A (IncomeLOCK +6 endorsements with Custom Allocation only). The automatic allocation applies to all Purchase Payments, including Ineligible Purchase Payments that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable). The automatic allocation must remain invested in Fixed Account Plus for as long as the IncomeLOCK Plus benefit remains in effect. You may not transfer any portion of the automatic allocation to Fixed Account Plus to other investment options under the Contract. You may not request a specific percentage of any withdrawal be deducted solely from the automatic allocation to Fixed Account Plus. Rather, any withdrawal reduces the automatic allocation to Fixed Account Plus in the same proportion that the withdrawal reduces your Account Value.

Asset Rebalancing Program

We will automatically enroll you in an automatic asset rebalancing program, with quarterly rebalancing, because market performance and withdrawal activity may result in allocations inconsistent with the restrictions. We will also initiate immediate rebalancing in accordance with your automatic asset rebalancing instructions, after any of the following transactions:

•	Any transfer or reallocation you initiate; or

•	Any withdrawal you initiate.

If you initiate any transfer or reallocation, you must also at that time modify the automatic asset rebalancing instructions. Automatic transfers or Systematic Withdrawals will not result in immediate rebalancing but will wait until the next scheduled quarterly rebalancing.

Each Benefit Quarter, we will rebalance the Contract in accordance with the most current automatic asset rebalancing instructions on file. We will not rebalance your investment in Fixed Account Plus if it would result in the balance in Fixed Account Plus decreasing below the automatic allocation. If at any point for any reason, the automatic asset rebalancing instructions would result in allocations inconsistent with the restrictions, we will revert to your last instructions on file that are consistent with the restrictions whether for rebalancing or for allocation of a Purchase Payment and implement those at the next balancing.

You may modify the automatic asset rebalancing instructions at any time as long as they are consistent with the restrictions. If the Living Benefit is cancelled or terminated and the Contract remains in-force, investment restrictions will no longer apply.

We reserve the right to change the investment requirements at any time for prospectively issued Contracts. We may also revise the investment requirements for any existing Contract to the extent variable or fixed investment options are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements.

Additional Important Information Applicable to IncomeLOCK Plus

If you elect IncomeLOCK Plus, you will not be able to take a loan while this Living Benefit is in effect. You will need to wait until after the 5th Benefit Year anniversary (the earliest IncomeLOCK Plus termination date), terminate IncomeLOCK Plus and then take a loan. When you terminate IncomeLOCK Plus, you will lose any benefits that you may have had with this feature.

Withdrawals under these features are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may withdraw each Contract year without a surrender charge. See the “Fees and Charges” section of this prospectus.

Any withdrawals taken may be subject to a 10% tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how these features are treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions (“RMD”) and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. Withdrawals greater than the RMD determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of these features. In addition, if you have a qualified Contract, tax law and the terms of the plan may restrict withdrawal amounts. See the “Surrender of Account Value” and “Federal Tax Matters” sections of this prospectus.

IncomeLOCK Plus may only be elected on your original Contract issue date, provided you meet the applicable issue age requirements. Note that these features and/or their components may not be available in your state. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products. In addition, effective December 26, 2012, IncomeLOCK Plus is no longer available for new enrollments under plans which are subject to the

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requirements of Title I of ERISA. This discontinuance will not affect participants who have already elected IncomeLOCK or IncomeLOCK Plus under such plans. Check with your financial professional for availability and any additional restrictions.

Any amounts that we may pay under a Living Benefit in excess of your Account Value are subject to the Company’s financial strength and claims-paying ability. Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit.

IncomeLOCK Plus Options

You may elect IncomeLOCK Plus only on your Contract issue date to cover either your life only or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under IncomeLOCK Plus as the “Covered Person(s).” If your Contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

IncomeLOCK +6 locks in the greater of two values in determining the Benefit Base. The Benefit Base determines the basis of the Covered Person(s)’ guaranteed lifetime benefit which must be taken in a series of withdrawals. Each consecutive one-year period starting from the Endorsement Date is considered a Benefit Year. While the Benefit Base is greater than zero, the Benefit Base is automatically locked in on each Benefit Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the Benefit Base increased by any available Income Credit. The Income Credit is reduced but not eliminated in any Benefit Year in which withdrawals are less than 6% of the Benefit Base, thereby providing a guarantee that income can increase during the first 12 years, even after starting withdrawals. There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Anniversary (the “Minimum Benefit Base”). In that situation, the Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base on the 12th Benefit Anniversary is less than the Minimum Benefit Base, which is equal to 200% of the first Benefit Year’s Eligible Purchase Payments.

Age Requirements and Covered Persons

To elect IncomeLOCK Plus, Covered Persons must meet the age requirements set forth below. The age requirement varies depending on the number of Covered Persons. The age requirements for other optional benefits and features under your Contract may be different than those listed here. You must meet the age requirement for those features in order to elect them.

If you elect one Covered Person:

	Covered Person
	Minimum Age	Maximum Age
One Covered Person	45	80

If you elect two Covered Persons:

	Covered Person #1		Covered Person #2
	Minimum Age	Maximum Age	Minimum Age	Maximum Age
Nonqualified: One Owner with Spousal Beneficiary	45	80	45	N/A(1)
Qualified: One Owner with Spousal Beneficiary	45	80	45	N/A(1)

(1)	The age requirement is based solely on the single owner for purposes of issuing the Contract with the Living Benefit. The spousal beneficiary’s age is not considered in determining the maximum issue age of the second Covered Person.

Covered Persons can be any of the following:

If you elect one Covered Person:

•	The Contract Owner

•	The annuitant (for Contracts not naturally-owned)

If you elect two Covered Persons:

•	The Contract Owner and the 100% spousal primary beneficiary

•	The annuitant and the 100% spousal primary beneficiary (for Contracts not naturally-owned)

•	Spousal joint annuitants (for Contracts not naturally-owned)

Ownership changes can affect IncomeLOCK Plus as follows:

If you elect one Covered Person:

An ownership change that removes the Covered Person cancels the feature. Ownership changes that do not cancel the feature:

1.	Change from a natural to a non-natural Contract Owner: the natural Contract Owner and the annuitant must be the same person; and

2.	Change from a non-natural Contract Owner to a natural Contract Owner: the new natural Contract Owner and the annuitant must be the same person.

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If you elect two Covered Persons:

Ownership changes that do not eliminate the second Covered Person’s guarantee include:

1.	Change from a natural to a non-natural Contract Owner (the natural Contract Owner and the annuitant must be the same person); and

2.	Change from a non-natural Contract Owner to a natural Contract Owner (the new natural Contract Owner and the annuitant must be the same person).

Ownership changes that eliminate the second Covered Person’s guarantee, but still provide the life guarantee for the first Covered Person include:

1.	Removal or replacement of the original spousal beneficiary; and

2.	Removal of second Covered Person as Contract Owner or spousal beneficiary as a result of a divorce settlement.

Note also that if a Contract is non-naturally owned, a change of annuitant is not permitted.

Amounts Received under the Benefit

The amount you can receive differs depending on the Income Credit option you have elected and whether the Account Value is greater than or equal to zero. While the Account Value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of the Benefit Base used to calculate the Maximum Annual Withdrawal Amount that may be withdrawn each Benefit Year without decreasing the Benefit Base or Income Credit Base. If the Account Value has been reduced to zero, the Protected Income Payment Percentage represents the percentage of the Benefit Base used to calculate the Protected Income Payment that the client will receive each year over the remaining lifetime of the Covered Person(s). See “If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” below.

The applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage depend on the attained age of the Covered Person(s) at the time of the first withdrawal under the benefit, as set forth below. The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.

IncomeLOCK +6

Number of Covered Persons and Age of Covered Person at First Withdrawal	Income Option 1	Income Option 2	Income Option 3	Custom Allocation
One Covered Person (Age 64 and Younger)	5.0% / 3.0%*	5.0% / 3.0%*	3.75% for Life	4.5% / 3.0%*
One Covered Person (Age 65 and Older)	5.5% / 4.0%	6.5% / 3.0%	5.0% for Life	4.5% / 4.0%
Two Covered Persons (Age 64 and Younger)	4.5% / 3.0%*	4.5% / 3.0%*	3.25% for Life	4.0% /3.0%*
Two Covered Persons (Age 65 and Older)	5.0% / 4.0%	6.0% / 3.0%	4.50% for Life	4.0% / 4.0%

* The Protected Income Payment Percentage is 4% if the Benefit Base is increased to a new highest Anniversary Value on or after the Covered Person’s 65th birthday or, if two Covered Persons are elected, on or after the younger Covered Person’s 65th birthday.

Calculation of the Value of each Component of the Benefit

The benefit offered by IncomeLOCK Plus is calculated by considering the factors described below. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

First, we determine the initial Benefit Base. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1.5 million (annual cap amount) without our prior approval. The initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000. In addition, certain Purchase Payments received during the first year after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base.

Any Purchase Payments made in contract year 1 in excess of the annual cap amount as well as all Purchase Payments received after the first contract year are considered Ineligible Purchase Payments, and are not included in the Benefit Base. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value. Total Eligible Purchase Payments are limited to $1,500,000 (annual cap amount) without prior Company approval.

The Benefit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals, as defined below.

Second, we consider the Income Credit Period. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Endorsement Date and ends 12 years thereafter. The Income Credit Period may not be extended.

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Third, we determine the Anniversary Value which equals your Account Value on any Benefit Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; or (2) Eligible Purchase Payments.

Fourth, we determine the Income Credit Base which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the initial Benefit Base. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals, as defined below.

Fifth, we determine the Income Credit.

The Income Credit is equal to 6% (“Income Credit Percentage”) of the Income Credit Base, on each Benefit Anniversary during the Income Credit Period. If you take withdrawals in a Benefit Year that are in total less than 6% of the Benefit Base (and therefore, less than your Maximum Annual Withdrawal Amount), the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Benefit Base. For example, if you take a withdrawal that is equal to 4% of the Benefit Base, the Income Credit Percentage for that Benefit Year is reduced from 6% to 2%. However, if you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit for that Benefit Year is equal to zero.

Sixth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year while the Account Value is greater than zero, without reducing the Benefit Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If your Account Value is reduced to zero but your Benefit Base is greater than zero, the Protected Income Payment is determined by multiplying the Benefit Base by the applicable Protected Income Payment Percentage.

Finally, we consider any Excess Withdrawals. We define Excess Withdrawals as any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn, or any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount.

Increase of the Benefit Base and Income Credit Base

On each Benefit Anniversary, the Benefit Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Benefit Base plus the Income Credit, if any. In addition, the Benefit Base can also be increased to at least the Minimum Benefit Base on the 12th Benefit Year anniversary, provided no withdrawals are taken prior to that anniversary.

On each Benefit Anniversary during the Income Credit Period (first 12 Benefit Years following the Endorsement Date), the Income Credit Base is automatically increased to the highest Anniversary Value, if the Benefit Base is also increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Benefit Base.

Increases to your Benefit Base and Income Credit Base occur on Benefit Anniversaries while the Account Value is greater than zero. However, Eligible Purchase Payments can increase your Benefit Base and Income Credit Base at the time they are received. Your Benefit Base and Income Credit Base will not increase if your Account Value was higher on days other than the Benefit Anniversary.

In any Benefit Year during which subsequent Eligible Purchase Payments are allocated to your Contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Benefit Base is increased on a Benefit Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Anniversary, applicable to the coming Benefit Year, by multiplying the increased Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

If the Account Value has been reduced to zero, the Benefit Base will no longer be recalculated on each Benefit Anniversary. See “If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” below.

Cancellation of IncomeLOCK Plus

IncomeLOCK Plus may be cancelled by the Contract Owner on any Benefit Quarter Anniversary after the end of the 5th Benefit Year. Cancellation will be effective on the Benefit Quarter Anniversary following receipt of a cancellation request and the fee will continue to be deducted up to and including the cancellation effective date. Prior fees taken are not returned upon cancellation. Once IncomeLOCK Plus is cancelled, the guarantees under the benefit are terminated, investment limitations no longer apply to the Contract and you may not re-elect IncomeLOCK Plus.

Automatic Termination of IncomeLOCK Plus

The feature and its corresponding fees will automatically and immediately terminate upon the occurrence of one of the following:

1.	Any Excess Withdrawal that reduces the Account Value and Benefit Base to zero.

2.	A death benefit is paid, and the Contract is terminated.

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3.	Full surrender or termination of the Contract.

4.	Full or partial annuitization of the Contract.

5.	Upon the death of the single Covered Person (for single life benefit).

6.	Upon the death of the second (surviving) Covered Person (for joint lives benefit).

7.	Any change of ownership except as noted above.

Withdrawals under the Living Benefits

The timing and amount of withdrawals will affect the amounts received under the Living Benefits, as set forth below in greater detail.

The amount of any withdrawal for any Living Benefit which exceeds the Maximum Annual Withdrawal Amount because of RMDs required to comply with the minimum distribution requirements of the Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an Excess Withdrawal providing that all of the following conditions are met:

(1)	No withdrawals in addition to the RMD are taken in that same year;

(2)	Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;

(3)

If the Endorsement Date is on or before the Required Beginning Date (RBD) of the RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 1/2 (or age 72, if applicable), or retire, if applicable; and

(4)	You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year’s RMD amount.

Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an Excess Withdrawal.

If you have elected IncomeLOCK +6 and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Benefit Base, an Income Credit will be included in determining any Benefit Base increase in that Benefit Year.

Withdrawals made under these Living Benefits are treated like any other withdrawals under the Contract for purposes of calculating taxable income, reducing the Account Value, deducting applicable surrender charges or market value adjustments, applying fixed account withdrawal restrictions or free withdrawal amounts and any other features, benefits and conditions of the Contract. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a surrender charge.

You should not elect a Living Benefit if you plan to take Excess Withdrawals since those withdrawals may significantly reduce the value of or terminate the Living Benefit.

Withdrawal under IncomeLOCK Plus

The Maximum Annual Withdrawal Amount, the Benefit Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year anniversary, your Benefit Base is not eligible to be increased to the Minimum Benefit Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Benefit Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years.

Excess Withdrawals reduce your Benefit Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Benefit Base in the same proportion by which the Account Value is reduced by the Excess Withdrawal. As a result of a reduction of the Benefit Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Benefit Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year’s Maximum Annual Withdrawal Amount. When the Account Value is less than the Benefit Base, Excess Withdrawals will reduce the Benefit Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Benefit Base in that Benefit Year.

The impact of withdrawals on specific factors is further explained below:

Benefit Base and Income Credit Base:    If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Benefit Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Benefit Base and Income Credit Base are reduced in the same proportion by which the Account Value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount.

Maximum Annual Withdrawal Amount:    The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Benefit Base. Accordingly, if the sum of withdrawals in any

B-9

Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Benefit Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Benefit Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Protected Income Payment:    If the Benefit Base is greater than zero, but the Account Value has been reduced to zero, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Benefit Base by the applicable Protected Income Payment Percentage. The Benefit Base is no longer increased on Benefit Anniversaries after the Account Value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. See “If your Account Value is Reduced to Zero” below.

If your Account Value is Reduced to Zero

All withdrawals from the Contract, including withdrawals under IncomeLOCK Plus, will reduce your Account Value. Unfavorable investment experience and/or fees may also reduce your Account Value. If the Account Value is reduced to zero but the Benefit Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

If an Excess Withdrawal reduces your Account Value to zero, no further benefits are payable under the Contract and your Contract along with IncomeLOCK Plus will terminate.

If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under IncomeLOCK Plus may reduce the Account Value to zero, thereby terminating any other benefits of the Contract. In addition, an Income Credit is not available if the Account Value is reduced to zero, even if a benefit remains payable.

When the Account Value equals zero but the Benefit Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following options for payment:

1.	The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

2.	Any payment option mutually agreeable between you and us.

Once you elect a payment option, it cannot be changed. If you do not select a payment option above, the remaining benefit will be paid as an amount based on the Protected Income Payment Percentage. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Latest Annuity Date

If the Account Value is greater than zero and you have reached the latest Annuity Date, if applicable, the Maximum Annual Withdrawal Amount is no longer available for withdrawal under IncomeLOCK Plus. Rather, the Protected Income Payment will be calculated by multiplying the Benefit Base by the Protected Income Payment Percentage and paid until the death(s) of the Covered Person(s), as discussed under “If your Account Value is Reduced to Zero” above.

If the Account Value and the Benefit Base are greater than zero on the latest Annuity Date, you must select one of the following options:

1.	Annuitize the Account Value under the Contract’s annuity provisions; or

2.	Elect to receive the Protected Income Payment on the latest Annuity Date, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

3.	Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the latest Annuity Date, we may annuitize the Account Value in accordance with one of the single or joint life and period certain options under the Annuity Provisions of the Contract or payments that do not exceed your life expectancy as required by the Internal Revenue Service (“IRS”).

Death Benefits under IncomeLOCK Plus

If there is one Covered Person and that person dies, the surviving spousal Beneficiary may elect to:

1.	Make a death claim if the Account Value is greater than zero, which terminates IncomeLOCK Plus and the Contract; or

2.	Continue the Contract if the Account Value is greater than zero, without IncomeLOCK Plus and its corresponding fee.

B-10

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

1.	Make a death claim if the Account Value is greater than zero, which terminates IncomeLOCK Plus and the Contract; or

2.	Continue the Contract with IncomeLOCK Plus and its corresponding fee.

The components of IncomeLOCK Plus in effect at the time of such continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of IncomeLOCK Plus elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. If the continuation occurs during the Income Credit Period, the surviving Covered Person will continue to receive any increases to the Benefit Base for highest Anniversary Values or if applicable, any Income Credit while the Account Value is greater than zero. The surviving Covered Person is also eligible to receive the Minimum Benefit Base on the 12th Benefit Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Endorsement Date.

Upon the death of the Covered Person(s), if the Account Value is greater than zero, a Beneficiary who is not a Covered Person must make an election under the death benefit provisions of the Contract, which terminates IncomeLOCK Plus.

For more information on death benefits, see “Death Benefits” in the prospectus.

IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013

Effective February 25, 2013, the IncomeLOCK +8 living benefit is no longer available for purchase. If you elected IncomeLOCK +6 or IncomeLOCK +8 prior to February 25, 2013, the following provisions are applicable to this feature. All other IncomeLOCK Plus information provided in this Appendix under the heading “IncomeLOCK Plus” above applies to your Living Benefit except the following:

Fee Tables

The IncomeLOCK Plus fee is calculated as a percentage of the Benefit Base.1

For Endorsement Dates of December 26, 2012 through February 24, 2013:

Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase[3]
One Covered Person	1.10%	2.20%	+/-0.25%
Two Covered Persons	1.35%	2.70%	+/-0.25%

For Endorsement Dates of May 1, 2012 through December 25, 2012:

Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase[3]
One Covered Person	1.30%	2.60%	+/-0.25%
Two Covered Persons	1.55%	3.10%	+/-0.25%

For Endorsement Dates prior to May 1, 2012:

Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase
One Covered Person	1.10%	2.20%	+/-0.25%
Two Covered Persons	1.35%	2.70%	+/-0.25%

The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).

IncomeLOCK Plus Features

IncomeLOCK Plus offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the Contract’s highest Anniversary Value or an annual Income Credit. IncomeLOCK Plus was available with two separate Income Credit options: IncomeLOCK +6, with a 6% Income Credit, and IncomeLOCK +8, with an 8% Income Credit. The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years.

[1]

The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated for IncomeLOCK Plus, see “IncomeLOCK Plus — IncomeLOCK Plus Options” in this Appendix.

[2]

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. If the VIX increases or decreases on a Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly. See “IncomeLOCK Plus — IncomeLOCK Plus Fee Formula” in this Appendix.

[3]	The Minimum Annual Fee Rate for IncomeLOCK Plus is 0.60%.

B-11

Income Credit Options

The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years.

For IncomeLOCK +6, the Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Benefit Base, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals.

For IncomeLOCK +8, the Income Credit is only available in years when no withdrawals are taken.

After the expiration of the Income Credit Period your Benefit Base may continue to be increased to lock in a higher Anniversary Value. In addition, if no withdrawals are taken during the first 12 years, on the 12th Benefit Anniversary, your Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base is less than this Minimum Benefit Base. The Minimum Benefit Base is equal to 200% of the first Benefit Year’s Eligible Purchase Payments if the feature is added on the original Contract issue date or 200% of your Account Value on the Endorsement Date if the feature was added after your original Contract issue date and prior to May 1, 2012.

Amounts Received Under IncomeLOCK Plus

You may begin taking withdrawals as early as age 45. If you elected IncomeLOCK+6 on December 26, 2012 through February 24, 2013, the withdrawal percentage you receive while the Living Benefit is in effect varies according to the Income Credit Option you elected (Option 1, 2, 3 or Custom Allocation).

In addition, if you elected IncomeLOCK +6 or IncomeLOCK +8, your withdrawal percentage will vary primarily depending on (1) whether you elected one or two Covered Persons, (2) the age of the Covered Person(s) at the time of the first withdrawal and (3) whether the Account Value is greater than or equal to zero.

While the Account Value is greater than zero, the MAWP represents the percentage of the Benefit Base used to calculate the MAWA that may be withdrawn each Benefit Year without decreasing the Benefit Base or Income Credit Base. If the Account Value has been reduced to zero, the PIPP represents the percentage of the Benefit Base used to calculate the Protected Income Payment that the client will receive each year over the remaining lifetime of the Covered Person(s). See “IncomeLOCK Plus — If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” in the prospectus.

The percentage of the Benefit Base that is guaranteed by the Living Benefits while the Account Value is greater than zero, or the MAWP, ranges from 5% to 6% for IncomeLOCK Plus with an Endorsement Date prior to May 1, 2012 and ranges from 4.5% to 5.5% for IncomeLOCK Plus with an Endorsement Date of May 1, 2012 through December 25, 2012. The percentage of the Benefit Base that is guaranteed by the Living Benefits while the Account Value has been reduced to zero, or the PIPP, ranges from 3% to 4%. The MAWP and PIPP will vary based on (1) the Living Benefit selected (IncomeLOCK +6 or IncomeLOCK +8), (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal, and (4) the Endorsement Date of the Living Benefit.

Note, however, that taxable distributions received before you attain age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax unless an exception applies (both the penalty tax and the exceptions are discussed in the “Federal Tax Matters” section in the prospectus).

The applicable MAWP and PIPP depend on the attained age of the Covered Person(s) at the time of the first withdrawal under the benefit, as set forth below. The first percentage represents the MAWP and the second percentage represents the PIPP for each of the options shown.

B-12

For IncomeLOCK Plus with an Endorsement Date on December 26, 2012 through February 24, 2013:

IncomeLOCK +6

Number of Covered Persons and Age of Covered Person at First Withdrawal	Income Option 1	Income Option 2	Income Option 3	Custom Allocation
One Covered Person (Age 64 and Younger)	5.5% / 3%*	5.5% / 3%	3.75% for Life	4.5% / 3%*
One Covered Person (Age 65 and Older)	5.5% / 4%	6.5% / 3%	5% for Life	4.5% / 4%
Two Covered Persons (Age 64 and Younger	5% / 3%*	5% / 3%	3.25% for Life	4% / 3%*
Two Covered Persons (Age 65 and Older)	5% / 4%	6% / 3%	4.50% for Life	4% / 4%

* The PIPP is 4% if the Benefit Base is increased to a new Highest Anniversary Value on or after the Covered Person’s 65th birthday or, if two Covered Persons are elected, on or after the younger Covered Person’s 65th birthday.

IncomeLOCK +8

Number of Covered Persons and Age of Covered Person at First Withdrawal	MAWP and PIPP
One Covered Person (Age 64 and Younger)	3.75% for Life
One Covered Person (Age 65 and Older)	4.75% for Life
Two Covered Persons (Age 64 and Younger	3.25% for Life
Two Covered Persons (Age 65 and Older)	4.25% for Life

For IncomeLOCK Plus with an Endorsement Date of May 1, 2012 through December 25, 2012:

Number of Covered Persons and Age of Covered Person at First Withdrawal	IncomeLOCK +6	IncomeLOCK +8
One Covered Person (Age 64 and Younger)	5.5% / 3%	5% / 3%
One Covered Person (Age 65 and Older)	5.5% / 4%	5% / 4%
Two Covered Persons (Age 64 and Younger	5% / 3%	4.5% / 3%
Two Covered Persons (Age 65 and Older)	5% / 4%	4.5% / 4%

For IncomeLOCK Plus with an Endorsement Date prior to May 1, 2012:

Number of Covered Persons and Age of Covered Person at First Withdrawal	IncomeLOCK +6	IncomeLOCK +8
One Covered Person (Age 64 and Younger)	6% / 3%	5.5% / 3%
One Covered Person (Age 65 and Older)	6% /4%	5.5% / 4%
Two Covered Persons (Age 64 and Younger	5.5% / 3%	5% / 3%
Two Covered Persons (Age 65 and Older)	5.5% /4%	5% / 4%

Investment Restrictions

As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected. All IncomeLOCK Plus endorsements require that a percentage of your Purchase Payments (including Ineligible Purchase Payments) be allocated to Fixed Account Plus (15% if your Endorsement Date was before May 1, 2012 and 20% if your Endorsement Date was after May 1, 2012). All amounts not allocated to Fixed Account Plus, will be rebalanced on a quarterly basis through an automatic rebalancing program as discussed in more detail below.

Living Benefits Elected on December 26, 2012 through February 24, 2013. The IncomeLOCK +6 (Options 1, 2 and 3) and IncomeLOCK +8 endorsements require that the remaining 80% of Purchase Payments be allocated among the Dynamic Allocation Fund and the Group A Variable Account Options referenced below (excluding Fixed Account Plus and Short-Term Fixed Account). The IncomeLOCK +6 endorsement with Custom Allocation allows you to allocate Purchase Payments among the Variable Account Options from Groups A, B and C to create your personal investment portfolio, subject to the limitations provided in the table below, including that no more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.

B-13

Living Benefits Elected prior to December 26, 2012. If you elected IncomeLOCK Plus prior to December 26, 2012, you may combine Variable Account Options from Groups A, B and C to create your personal investment portfolio in accordance with the minimum and maximum percentages below.

Investment Group	Investment Restrictions	Variable Account Options and/or Fixed Accounts
Group A: Bond, Cash and Fixed Accounts	30%[4] Minimum 100% Maximum

Fixed Account Plus

Short-Term Fixed Account

Core Bond Fund

Government Money Market I Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Group B: Equity Maximum	0% Minimum 70% Maximum

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund[5]

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

[4]

20% of each investment, including Ineligible Purchase Payments (if any), is automatically allocated to Fixed Account Plus for as long as IncomeLOCK Plus remains in effect. (See also “Automatic Allocation to Fixed Account Plus” in this Appendix.)

[5]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

B-14

Investment Group	Investment Restrictions	Variable Account Options and/or Fixed Accounts
Group C: Limited Equity	0% Minimum 10% Maximum

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund[5]

Global Real Estate Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

Investments are not permitted in the following:

Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years

Automatic Allocation to Fixed Account Plus

We will automatically allocate 15% of each Purchase Payment to Fixed Account Plus if your Endorsement Date was prior to May 1, 2012 or 20% of each Purchase Payment to Fixed Account Plus if your Endorsement Date was after May 1, 2012.

The automatic allocation applies to all Purchase Payments, including Ineligible Purchase Payments that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable). The automatic allocation must remain invested in Fixed Account Plus for as long as the IncomeLOCK Plus benefit remains in effect. You may not transfer any portion of the automatic allocation to Fixed Account Plus to other investment options under the Contract. You may not request a specific percentage of any withdrawal be deducted solely from the automatic allocation to Fixed Account Plus. Rather, any withdrawal reduces the automatic allocation to Fixed Account Plus in the same proportion that the withdrawal reduces your Account Value.

Asset Rebalancing Program.

If you elected IncomeLOCK Plus, you are automatically enrolled in an automatic asset rebalancing program, with quarterly rebalancing, because market performance and withdrawal activity may result in allocations inconsistent with the investment restrictions noted above. We will also initiate immediate rebalancing in accordance with your automatic asset rebalancing instructions, after any of the following transactions:

•	Any transfer or reallocation you initiate; or

•	Any withdrawal you initiate.

If you initiate any transfer or reallocation, you must also at that time modify the automatic asset rebalancing instructions. Automatic transfers or Systematic Withdrawals will not result in immediate rebalancing but will wait until the next scheduled quarterly rebalancing.

Each Benefit Quarter, we will rebalance the Contract in accordance with the most current automatic asset rebalancing instructions on file. We will not rebalance your investment in Fixed Account Plus if it would result in the balance in Fixed Account Plus decreasing below the 15% or 20% automatic allocation referenced above. If at any point for any reason, the automatic asset rebalancing instructions would result in allocations inconsistent with the restrictions, we will revert to your last instructions on file that are consistent with the restrictions whether for rebalancing or for allocation of a Purchase Payment and implement those at the next balancing. See the “IncomeLOCK Plus Features — Asset Rebalancing Program” section of this Appendix for additional details of the automatic rebalancing program.

See the “IncomeLOCK Plus Features — Additional Important Information about IncomeLOCK Plus” section in this Appendix for information about your Living Benefit.

IncomeLOCK Plus Options

If you elected IncomeLOCK +8, the Income Credit is eliminated in any Benefit Year in which you take a withdrawal.

Calculation of the Value of each Component of the Benefit

The calculation of the initial Benefit Base for IncomeLOCK +6 with Endorsement Dates prior to December 26, 2012 and for IncomeLOCK +8 with Endorsement Dates prior to February 25, 2013 is set forth below. If you elected IncomeLOCK Plus on or after December 26, 2012, see the section of this Appendix titled “Calculation of the Value of each Component of the Benefit” under the heading “IncomeLOCK Plus — IncomeLock Plus Options.”

[5]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

B-15

The calculation of other components of the Living Benefit, including the Income Credit Period, the Anniversary Value, the Income Credit Base, the Income Credit (if you elected IncomeLOCK +6), the MAWA and Excess Withdrawals, is calculated as set forth in the section of this Appendix titled “Calculation of the Value of each Component of the Benefit” under the heading “IncomeLOCK Plus — IncomeLOCK Plus Options.”

First, we determine the initial Benefit Base. If IncomeLOCK Plus was selected prior to May 1, 2012, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1.5 million without our prior approval. If IncomeLOCK Plus is selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000.

In addition, if IncomeLOCK Plus was selected prior to December 26, 2012, certain Purchase Payments received during the first five years after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base, as follows:

1.	100% of Purchase Payments received in the first contract year; and

2.	Purchase Payments received in each of contract years 2-5, capped each year at an amount equal to 200% of the Purchase Payments received in contract year 1.

For example, if you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $200,000 for contract years 2-5 for a grand total maximum of $900,000 of Eligible Purchase Payments.

Any Purchase Payments made after your Endorsement Date (if IncomeLOCK Plus was selected after Contract issue), or any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year (if IncomeLOCK Plus is selected at Contract issue) are considered Ineligible Purchase Payments, and are not included in the Benefit Base.

If IncomeLOCK +8 was selected on December 26, 2012 through February 24, 2013, certain Purchase Payments received during the first year after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base.

Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

The Benefit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

If you elect IncomeLOCK +8, the Income Credit is 8% of the Income Credit Base, on each Benefit Anniversary during the Income Credit Period. The Income Credit may only be added to the Benefit Base if no withdrawals are taken in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Benefit Base on your second Benefit Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Benefit Base on your third Benefit Anniversary.

See “IncomeLOCK Plus Options — Cancellation of IncomeLOCK Plus” under the heading “IncomeLOCK Plus” for information on how you may cancel your Living Benefit.

Automatic Termination of IncomeLOCK Plus

In addition to the termination events discussed in this Appendix in the section titled “IncomeLOCK Plus Options — Automatic Termination of IncomeLOCK Plus” under the heading “IncomeLOCK Plus”, the feature and its corresponding fees will automatically and immediately terminate upon the occurrence of one of the following:

1.	The Contract Owner elects to take a loan from the Contract while the benefit is in effect.

2.	The Contract Owner elects to add Guided Portfolio Services or Guided Portfolio Advantage while the benefit is in effect.

Surrender of Account Value

If you have elected IncomeLOCK +8, no Income Credit will be included in the calculation of the Benefit Base when an RMD is taken.

Loans

If you elected IncomeLOCK Plus prior to December 26, 2012 and then take a loan while your Living Benefit is in effect, the Living Benefit will automatically terminate and you will lose any benefits that you may have had with these features.

IncomeLOCK

IncomeLOCK, a Living Benefit, is no longer offered. If you elected IncomeLOCK, the following provisions are applicable to this feature.

B-16

In addition to the defined terms in the prospectus, the following defined terms are applicable to the IncomeLOCK Living Benefit:

Anniversary Value — the Account Value minus any Ineligible Purchase Payments, as measured on any Benefit Anniversary during the MAV Evaluation Period.

Maximum Anniversary Value (“MAV”) Evaluation Period — the period beginning on the Endorsement Date and ending on the 10th Benefit Anniversary for IncomeLOCK.

Minimum Withdrawal Period (“MWP”) — the minimum period over which you may take withdrawals under IncomeLOCK, if withdrawals are not taken under the lifetime withdrawal option.

Extension Offer

The information below is important to you if you purchased a Contract between May 1, 2006 and July 5, 2010 and you elected the IncomeLOCK living benefit. As described this Appendix, the initial MAV Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the “Extension”) for an additional ten years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount (MAWA) in effect at the end of the MAV Evaluation Period. However, your Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future. As with all important financial decisions, we recommend that you discuss this with your financial professional.

To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for Contracts purchased between May 1, 2006 and July 5, 2010 are detailed below. The MAV Evaluation Period may be extended for an additional 10 year period.

If you elect the Extension, the IncomeLOCK fee will be increased by 0.25% as follows:

Current Maximum Annual Fee Rate	Annual Fee Rate After Extension
0.65%	0.90%

As a reminder, you also have the option to cancel your IncomeLOCK living benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your IncomeLOCK living benefit, you will no longer receive the guarantees of IncomeLOCK and you will no longer be charged the fee.

The information below is important to you if you purchased a Contract between July 6, 2010 and April 30, 2012 and you elected the IncomeLOCK living benefit. As described this Appendix, the initial MAV Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the “Extension”) for an additional ten years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount (MAWA) in effect at the end of the MAV Evaluation Period. However, your Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future. As with all important financial decisions, we recommend that you discuss this with your financial advisor.

To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for Contracts purchased between July 6, 2010 and April 30, 2012 are detailed below. The MAV Evaluation Period may be extended for an additional 10 year period.

As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected.

If you elect the Extension, the IncomeLOCK fee will be increased by 0.25% as follows:

Current Maximum Annual Fee Rate	Annual Fee Rate After Extension
0.70%	0.95%

As a reminder, you also have the option to cancel your IncomeLOCK living benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your IncomeLOCK living benefit, you will no longer receive the guarantees of IncomeLOCK and you will no longer be charged the fee.

B-17

Fee Table

The IncomeLOCK fee is calculated as a percentage of the Benefit Base.6

Fee Period	Maximum Annual Fee Rate
All years	0.90%[7]

The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the benefit. If your Account Value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your Contract before the end of a quarter.

IncomeLOCK Features

IncomeLOCK provides for an automatic lock-in of the Contract’s highest Anniversary Value during the first ten years from the Endorsement Date (or twenty years, if the benefit is extended). You have the flexibility to receive income under the benefit when and how you need it. Each year, you can withdraw up to 5%, 7% or 10% of your Benefit Base (the total guaranteed amount available for withdrawal), depending on when you take your first withdrawal. A guaranteed lifetime income of 5% is also available if you wait until the Benefit Anniversary following your 65th birthday to take your first withdrawal under the Living Benefit. The MAWP is as follows:

• Before 5th Benefit Year anniversary:	5%

• On or after 5th Benefit Year anniversary:	7%

• On or after 10th Benefit Year anniversary:	10%

• On or after 20th Benefit Year anniversary:	10%

• On or after the Benefit Anniversary following your 65th birthday (for lifetime withdrawals):	5%

Investment Restrictions

As long as your IncomeLOCK endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages below. You may combine Variable Account Options from Groups A, B and C to create your personal investment portfolio. IncomeLOCK endorsements with an Endorsement Date prior to July 6, 2010 are not subject to these investment restrictions.

Investment Group	Investment Restrictions	Variable Account Options and/or Fixed Accounts
Group A: Bond, Cash and Fixed Accounts	20% Minimum 100% Maximum

Fixed Account Plus

Short-Term Fixed Account

Core Bond Fund

Government Money Market I Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Group B: Equity Maximum	0% Minimum 70% Maximum

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund[8]

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

[6]

IncomeLOCK is an optional guaranteed minimum withdrawal benefit. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the benefit.

[7]

For IncomeLOCK endorsements with an Endorsement Date from July 6, 2010 to April 30, 2012, the maximum annual fee is 0.70%, and for IncomeLOCK endorsements with an Endorsement Date prior to July 6, 2010, the maximum annual fee is 0.65%.

[8]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund (formerly Global Equities Fund) is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

B-18

Investment Group	Investment Restrictions	Variable Account Options and/or Fixed Accounts
Group C: Limited Equity	0% Minimum 10% Maximum

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund[8]

Global Real Estate Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

Investments are not permitted in the following:

Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years

Contract Owners who elected IncomeLOCK prior to July 2, 2012 may select Guided Portfolio Advantage, a financial service offered by VALIC Financial Advisors, Inc.

We reserve the right to change the investment requirements at any time for prospectively issued Contracts. We may also revise the investment requirements for any existing Contract to the extent variable or fixed investment options are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements

Additional Important Information about IncomeLOCK

If you take a loan after your IncomeLOCK Endorsement Date, the Living Benefit will automatically be terminated and you will lose any benefits that you may have had with this feature. Withdrawals under this feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may remove each Contract year without a surrender charge. See the “Fees and Charges” section of this prospectus.

Any withdrawals taken may be subject to a 10% tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how these features are treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions (“RMD”) and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. Withdrawals greater than the RMD determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of these features. In addition, if you have a qualified Contract, tax law and the terms of the plan may restrict withdrawal amounts. See the “Surrender of Account Value” section of this prospectus, including the section in this Appendix, and the “Federal Tax Matters” section of this prospectus.

Any amounts that we may pay under a Living Benefit in excess of your Account Value are subject to the Company’s financial strength and claims-paying ability.

IncomeLOCK Components

The benefit’s components and value may vary depending on when the first withdrawal is taken, the age of the Contract Owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after the Benefit Anniversary following your 65th birthday and your withdrawals do not exceed the maximum annual withdrawal percentage of 5% in any Benefit Year. You may begin taking withdrawals under the benefit immediately following the date the IncomeLOCK endorsement is issued for your Contract. See “Surrender of Account Value” in this Appendix for more information regarding the effects of withdrawals on the components of IncomeLOCK and a description of the effect of RMDs on the Living Benefit.

[8]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund (formerly Global Equities Fund) is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

B-19

The table below is a summary of the IncomeLOCK feature and applicable components of the benefit.

Withdrawal	MAWP Prior to any Extension	Initial MWP Prior to Any Extension		MAWP if Extension is Elected
Before 5th Benefit Anniversary	5%	20 Years		5%
On or after 5th Benefit Anniversary.	7%	14.28 Years		7%
On or after 10th Benefit Anniversary	10%	10 Years		7%
On or after 20th Benefit Anniversary	10%	10 Years		10%
On or after the Benefit Anniversary following Contract owner’s 65th birthday	5%	Life of the Contract Owner	[9]	5%

Calculation of the value of each component of the Benefit

First, we determine the Benefit Base. If IncomeLOCK was selected after Contract issue and prior to May 1, 2012, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1 million without our prior approval. If IncomeLOCK was selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000.

In addition, if IncomeLOCK was selected at Contract issue, the amount of Purchase Payments received during the first two years after your Endorsement Date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base. Any Purchase Payments we receive after your Endorsement Date, if IncomeLOCK was selected after Contract issue (or more than two years after your Endorsement Date, if IncomeLOCK is selected at Contract issue) are considered Ineligible Purchase Payments. Eligible Purchase Payments are limited to $1 million without our prior approval.

On each Benefit Anniversary throughout the MAV Evaluation Period, the Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current Benefit Base and any previous year’s Anniversary Value. Other than reductions made for withdrawals (including Excess Withdrawals), the Benefit Base will only be adjusted upwards. Note that during the MAV Evaluation Period the Benefit Base will never be lowered if Anniversary Values decrease as a result of investment performance. For effects of withdrawals on the Benefit Base, see the “Surrender of Account Value” section in this Appendix.

Second, we consider the MAV Evaluation Period, which begins on the Endorsement Date and ends on the 10th anniversary of the Endorsement Date. Upon the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

Third, we determine the Anniversary Value, which equals your Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value.

Fourth, we determine the MAWA, which represents the maximum amount that may be withdrawn each Benefit Year without creating an excess withdrawal and is an amount calculated as a percentage of the Benefit Base. The applicable MAWP is determined based on the Benefit Year when you take your first withdrawal, or, for lifetime withdrawals, the age of the owner when the first withdrawal is taken. Applicable percentages are shown in the IncomeLOCK summary table above. If the Benefit Base is increased to the current Anniversary Value, the MAWA is recalculated on that Benefit Anniversary using the applicable MAWP multiplied by the new Benefit Base. If the Benefit Base is increased as a result of Eligible Purchase Payments, the MAWA will be recalculated by multiplying the new Benefit Base by the applicable MAWP.

Lastly, we determine the MWP, which is the minimum period over which you may take withdrawals under this feature. The initial MWP is calculated when withdrawals under the benefit begin, and is re-calculated when the Benefit Base is adjusted to a higher Anniversary Value by dividing the Benefit Base by the MAWA. See the summary table above for initial MWPs. The MWPs will be reduced due to Excess Withdrawals. For effects of withdrawals on the MWP, see the “Surrender of Account Value” section of this prospectus.

Cancellation of IncomeLOCK

IncomeLOCK may be cancelled on the 5th Benefit Anniversary, the 10th Benefit Anniversary, or any Benefit Anniversary thereafter. Once IncomeLOCK is cancelled, you will no longer be charged a fee and the guarantees under the benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect IncomeLOCK after cancellation.

[9]

Lifetime withdrawals are available so long as your withdrawals remain within the 5% MAWP indicated above. If withdrawals exceed the 5% MAWP in any Benefit Year, and if the excess is not solely a result of RMDs attributable to this Contract, lifetime withdrawals will no longer be available. Instead, available withdrawals are automatically recalculated with respect to the MWP and MAWP listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

B-20

Automatic Termination of IncomeLOCK

The feature automatically terminates upon the occurrence of one of the following:

1.	The MWP has been reduced to zero unless conditions for lifetime withdrawals are met; or

2.	Full or partial annuitization of the Contract; or

3.	Full surrender of the Contract; or

4.	A death benefit is paid, or

5.	You elect to take a loan from the Contract; or

6.	Your spousal Beneficiary elects to continue the Contract without IncomeLOCK.

We also reserve the right to terminate the feature if withdrawals in excess of the MAWA in any Benefit Year reduce the Benefit Base by 50% or more.

Lifetime withdrawals will not be available in the event of:

1.	An ownership change which results in a change of the older Contract Owner;[10] or

2.	Withdrawals prior to the Benefit Anniversary following the 65th birthday of the Contract Owner; or

3.	Death of the Contract Owner; or

4.	A withdrawal in excess of the 5% MAWA.[11]

Surrender of Account Value

The timing and amount of withdrawals will affect the amounts received under IncomeLOCK as set forth below in greater detail.

The amount of any withdrawal for IncomeLOCK which exceeds the MAWA because of RMDs required to comply with the minimum distribution requirements of the Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an excess withdrawal providing that all of the following conditions are met:

1.	No withdrawals in addition to the RMD are taken in that same year;

2.	Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;

3.

If the Endorsement Date is on or before the Required Beginning Date (RBD) of the RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 1/2 (or age 72, if applicable), or retire, if applicable; and

4.	You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year’s RMD amount.

Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an excess withdrawal. This will result in the cancellation of lifetime withdrawals and further may reduce your remaining MWP.

Withdrawals made under IncomeLOCK are treated like any other withdrawals under the Contract for purposes of calculating taxable income, reducing the Account Value, deducting applicable surrender charges or market value adjustments, applying fixed account withdrawal restrictions or free withdrawal amounts and any other features, benefits and conditions of the Contract. The sum of withdrawals in any Benefit Year up to the MAWA will not be assessed a surrender charge.

The MAWA, Benefit Base and MWP may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to the Benefit Anniversary following your 65th birthday (if a jointly owned nonqualified Contract, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after the Benefit Anniversary following your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the MAWA is calculated as 5% of the Benefit Base. At any time, if the amount of withdrawals exceeds 5% of the Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals. However, you can continue to receive withdrawals over the MWP in amounts up to the MAWA as described above, based on when you made your first withdrawal and reduced by withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the MAWA reduce the Benefit Base by the amount of the withdrawal. Withdrawals in excess of the MAWA are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any withdrawal that causes the total withdrawals in a Benefit Year to exceed the MAWA; or 2) any withdrawal in a Benefit

[10]

If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

[11]

However, if an RMD withdrawal for this Contract exceeds the MAWA, the ability to receive lifetime withdrawals will not be terminated as long as withdrawals of RMDs are determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account. See the “Surrender of Account Value” section in this prospectus.

B-21

Year taken after the MAWA has been withdrawn. Excess Withdrawals will reduce the Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the Account Value on the next Benefit Anniversary after the Excess Withdrawal. This means that if Account Value is less than the Benefit Base, withdrawals greater than the MAWA will result in a proportionately greater reduction of the Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your MAWA.

The impact of withdrawals and the effect on each component of IncomeLOCK are further explained below.

Account Value: Any withdrawal reduces the Account Value by the amount of the withdrawal.

Benefit Base: Withdrawals reduce the Benefit Base as follows:

1.	All withdrawals up to the MAWA, and any withdrawals in excess of the MAWA which are due solely to RMDs (as more specifically described above), will reduce the Benefit Base by the dollar amount of the withdrawal;

2.	Excess Withdrawals as described above reduce the Benefit Base to the lesser of (a) or (b), where:

(a) is the Benefit Base immediately prior to the Excess Withdrawal minus the amount of the Excess Withdrawal, or;

(b) is the Benefit Base immediately prior to the Excess Withdrawal reduced in the same proportion by which the Account Value on the next Benefit Anniversary after the Excess Withdrawal is reduced by the amount of the Excess Withdrawal.

Maximum Annual Withdrawal Amount (MAWA): The MAWA will be adjusted as follows:

1.	If there are no Excess Withdrawals in a Benefit Year, no further changes are made to the MAWA for the next Benefit Year.

2.	If there are Excess Withdrawals in a Benefit Year, the MAWA will be recalculated on the next Benefit Anniversary. The new MAWA will equal the new Benefit Base on that Benefit Anniversary after the Withdrawal divided by the new MWP on that Benefit Anniversary. The new MAWA may be lower than your previously calculated MAWA.

Minimum Withdrawal Period (MWP): The MWP is calculated as follows:

1.	If there are no Excess Withdrawals during a Benefit Year, the new MWP will be the Benefit Base after the withdrawal divided by the current MAWA.

2.	If there are Excess Withdrawals during a Benefit Year, the new MWP will equal the MWP calculated at the end of the prior Benefit Year reduced by one year. In the case of lifetime withdrawals, such an Excess Withdrawal will cancel that period and the new MWP will be determined by dividing the new Benefit Base by the new MAWA.

If your Account Value is Reduced to Zero

If your Account Value is reduced to zero and the Benefit Base is greater than zero, subsequent Purchase Payments will no longer be accepted and a death benefit will not be payable. Further payments under the Contract will be made according to your irrevocable election of one of the following two alternatives:

(1)	In a form acceptable to the Company, you may request a lump sum equal to the discounted present value of any remaining guaranteed payments under the benefit; or,

(2)	If no lump sum request is received by the Company during the period described in a notice provided to you by the Company, you will receive an annuity according to the annuitization provisions of your Contract. Absent an alternative election by you, the annuity will consist of annual payments equal to the MAWA, for a period of years equal to the remaining Benefit Base divided by the MAWA. Such payments will be made quarterly unless otherwise elected, and each individual periodic payment will be equal to the pro-rata portion of the annual MAWA based upon the frequency. Prior to the commencement of such payments, you may also elect to receive an alternative form of annuity, in any other actuarially equivalent form permitted under the Contract, subject to any applicable limitations under the Contract or the Plan.

Extending the MAV Evaluation Period

At the end of the MAV Evaluation Period, as long as the benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and MAWP, will change to those in effect at the time you elect to extend. The components and fees may be different from when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the Benefit Base will no longer be adjusted on subsequent Benefit Anniversaries. However, you can continue to take the MAWA in effect at the end of the last MAV Evaluation Period,

B-22

subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

Death Benefits

Spousal Beneficiary

Upon the death of the Contract Owner, and subject to any applicable limitations in this Contract, the Code, or under the plan or arrangement under which the Contract is issued, your spousal Beneficiary may elect either (i) to receive a death benefit in accordance with one of the forms permitted under the provisions of this Contract (if the Account Value is greater than zero), (ii) continue this Contract and IncomeLOCK (except as noted below) or (iii) continue the Contract and cancel IncomeLOCK and its accompanying charge. Spousal continuation of the Contract (and IncomeLOCK) is not available if the Contract was set up under one of the following “qualified” plan types: 403(b), 401(k), 401(a) or 457(b). For these Contracts, a spousal Beneficiary, like a non-spousal Beneficiary, cannot continue IncomeLOCK and must take a death benefit under the terms of the Contract. A spousal Beneficiary may continue IncomeLOCK but only for nonqualified Contracts and IRA plan types (Roth IRA, traditional IRA, SEP, and Simple IRA). Upon election to continue the Contract and IncomeLOCK, your spousal Beneficiary will be subject to the terms and conditions of IncomeLOCK, including the charge. Upon the owner’s death, lifetime withdrawals under the IncomeLOCK end and are not available to your spousal Beneficiary. In this event, available withdrawals under IncomeLOCK are automatically recalculated with respect to the MWP and MAWP shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken. The Endorsement Date will not change as the result of spousal continuation.

Non-Spousal Beneficiary

Upon the death of the Contract Owner, if the Account Value is greater than zero, IncomeLOCK will terminate, and your nonspousal Beneficiary(ies) must receive a death benefit in accordance with the otherwise applicable terms of this Contract. If the Account Value is zero upon your death (meaning that no death benefit is payable) but the MWP remaining is greater than zero, a nonspousal beneficiary will receive the remaining value in a lump sum equal to the discounted present value of any remaining guaranteed payments under IncomeLOCK. Upon your death, lifetime withdrawals under the IncomeLOCK end and any available withdrawals under this Endorsement are automatically recalculated with respect to the MWP and MAWP shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken.

Loans

If you elected IncomeLOCK prior to December 26, 2012 and then take a loan while your Living Benefit is in effect, the Living Benefit will automatically terminate and you will lose any benefits that you may have had with these features.

B-23

Appendix C — State Contract Variability

Prospectus	Provision Availability or Variation	Issue State
Free Look	Free Look period is 20 days or 30 days if this is a replacement. The Free Look amount is the return of all purchase payments allocated to the contract.	Alaska
Free Look	If you are age 65 or older on the Contract issue date, the Free Look period is 30 days.	Arizona
Free Look

If you are age 60 or older on the Contract issue date, the Free Look period is 30 days. If you invest in the Fixed Account, the Free Look amount is calculated as the Purchase Payments paid. If you invest in Variable Account Options, the Free Look amount is calculated as the greater of (1) Purchase Payments or (2) the value of your Contract plus any fees paid on the day we received your request in good order at the Annuity Service

Center.

California
Free Look	The Free Look period is 21 days and the amount is calculated as the value of your Contract plus fees and charges on the day we receive your request in good order at the Annuity Service Center.	Florida
Free Look	The Free Look period is 20 days.	Idaho North Dakota Rhode Island Texas
Free Look	The Free Look amount is calculated as the value of your Contract plus fees and charges on the day we received your request in good order at the Annuity Service Center.	Michigan Minnesota Missouri Texas
Free Look	The Free Look amount is calculated as the greater of (1) Purchase Payments including fees and charges or (2) the value of your Contract on the day we receive your request in good order at the Annuity Service Center.	Arkansas
Free Look	The Free Look period is 20 days. The Free Look amount is the purchase payments made to the fixed interest options and the accumulation value of the variable options on the day the contract is returned. The Free Look period is 60 days for a replacement.	New York
Death Benefit	Standard Death Benefit is paid on or after age 70	New York
Death Benefit	For Contracts issued on or after March 5, 2012, the interest guaranteed death benefit is available on individual nonqualified Contracts, Roth IRAs or IRAs (issued outside of an employer-sponsored retirement plan) if death occurs prior to age 70; the standard death benefit is payable if death occurs on or after age 70. For Contracts issued in connection with an employer-sponsored retirement plan, only the standard death benefit is payable.	Florida
Surrender Charge	For Contracts issued to individuals in the State of Oregon, no surrender charge will be applied to withdrawals if your account has been in effect for 10 years or longer. In addition, we will treat funds withdrawn from such Contract, when such funds are subject to surrender charges, as attributable to Purchase Payments withdrawn on a first-in-first out basis. This procedure applies to Contracts issued on and after July 1, 2017. The amount of the surrender charge for such Contracts will be the lessor of: five percent (5%) of the amount withdrawn which is attributable to Purchase Payments received during the most recent 60 months; or five percent (5%) of the total amount withdrawn.	Oregon
Surrender Charge	For ten years from the date the Certificate was issued the charge will be 5% of either (1) the amount withdrawn, or (2) the amount of any Purchase Payments received during the most recent 60 months prior to the surrender or withdrawal, whichever is less. During the eleventh and twelfth Certificate Years, the charge will be the lesser of the charge as described above or 1% of the amount withdrawn.	Texas
Premium Tax	We deduct premium tax charges of 0.50% for Qualified Contracts and 2.35% for Non-Qualified Contracts based on contract value when you begin the Payout Period.	California
Premium Tax	We deduct premium tax charges of 2.0% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Maine
Premium Tax	We deduct premium tax charges of 3.5% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Nevada
Premium Tax	For the first $500,000 in the Contract, we deduct premium tax charges of 1.25% for Non-Qualified Contracts based on total Purchase Payments when you begin the Payout Period. For any amount in excess of $500,000 in the Contract, we deduct front-end premium tax charges of 0.08% for Non-Qualified Contracts based on total Purchase Payments when you begin the Payout Period.	South Dakota
Premium Tax	We deduct premium tax charges of 1.00% for Qualified Contracts and 1.00% for Non-Qualified Contracts based on contract value when you begin the Payout Period.	West Virginia
Premium Tax	We deduct premium tax charges of 1.00% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Wyoming

© 2021 American International Group, Inc.

All Rights Reserved.

C-1

SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 3, 2021

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Units of Interest Under Group and Individual

Fixed and Variable Deferred Annuity Contracts

Portfolio Director® Plus, Portfolio Director 2, and Portfolio Director

For Series 1.60 to 12.60

The following information in this Supplement applies for the period May 3 – May 23, 2021. This Supplement should be disregarded on and after May 24, 2021 and you should refer solely to the prospectus.

On or about May 24, 2021 certain underlying funds available through the Variable Account Options will engage in reorganization transactions, subject to shareholder approval. Shareholders of such underlying funds will be asked to approve proposed reorganizations of certain existing VALIC Company I (“VC I”) and VALIC Company II (“VC II”) Funds, indicated below as Target Funds, into corresponding mutual funds advised by The Variable Annuity Life Insurance Company (“VALIC”), as investment adviser, set out in the following table under the heading Acquiring Funds. Shareholders of the Target Funds will have the opportunity to vote their shares at a joint special meeting of shareholders to be held on Tuesday, May 11, 2021.

Target Funds	Acquiring Funds
VC II Small Cap Value Fund	VC I Small Cap Value Fund (new fund)
VC II Capital Appreciation Fund	VC I Capital Appreciation Fund (new fund)
VC II Aggressive Growth Lifestyle Fund	VC I Aggressive Growth Lifestyle Fund (new fund)
VC II Moderate Growth Lifestyle Fund	VC I Moderate Growth Lifestyle Fund (new fund)
VC II Conservative Growth Lifestyle Fund	VC I Conservative Growth Lifestyle Fund (new fund)
VC II International Opportunities Fund	VC I International Opportunities Fund (new fund)
VC II High Yield Bond Fund	VC I High Yield Bond Fund (new fund)
VC II Mid Cap Value Fund	VC I Mid Cap Value Fund (new fund)
VC II U.S. Socially Responsible Fund	VC I U.S. Socially Responsible Fund (new fund)
VC I Capital Conservation Fund	VC I Core Bond Fund (new fund)
VC II Core Bond Fund
VC II Strategic Bond Fund
VC I Small Cap Aggressive Growth Fund	VC I Small Cap Growth Fund (new fund)
VC I Small Cap Fund
VC II Small Cap Growth Fund
VC II Government Money Market II Fund	VC I Government Money Market I Fund

If the proposed reorganizations are approved, Target Fund shares will be exchanged for the shares of the corresponding Acquiring Fund with the same aggregate net asset value of the Target Fund shares currently held. Subject to shareholder approval, the reorganizations are to take place on or about May 24, 2021. On such date, all newly created funds will become available through corresponding new Variable Account Options. For a complete list of available Variable Account Options on and after May 24, 2021, please see the prospectus.

After Market Close on May 21, 2021, all transfer, purchase, and redemption requests directed to a Variable Account Option that invests in a Target Fund will be automatically directed to the Variable Account Option that invests in the corresponding Acquiring Fund.

1

For the period May 3, 2021 — May 23, 2021, the following text replaces the Variable Account Options in the prospectus. For Variable Account Options available on and after approximately May 24, 2021, please see the prospectus.

Variable Account Options

VALIC Company I Funds

Asset Allocation Fund

Blue Chip Growth Fund

Capital Conservation Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund

Global Real Estate Fund

Global Strategy Fund

Government Money Market I Fund

Government Securities Fund

Growth Fund

Inflation Protected Fund

International Equities Index Fund

International Government Bond Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science & Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Index Fund

Small Cap Special Values Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

VALIC Company II Funds

Aggressive Growth Lifestyle Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Core Bond Fund

Government Money Market II Fund

High Yield Bond Fund

International Opportunities Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Small Cap Growth Fund

Small Cap Value Fund

Strategic Bond Fund

U.S. Socially Responsible Fund

Public Funds

American Beacon Bridgeway Large Cap Growth Fund

Ariel Appreciation Fund

Ariel Fund

Invesco Balanced-Risk Commodity Strategy Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

Vanguard Lifestrategy Conservative Growth Fund

Vanguard Lifestrategy Growth Fund

Vanguard Lifestrategy Moderate Growth Fund

Vanguard Long-Term Investment-Grade Fund

Vanguard Long-Term Treasury Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

2

For the period May 3, 2021 — May 23, 2021, the following Fee Table hereby replaces the Mortality and Expense Risk Separate Account Charges table. The reference to VALIC Company II Funds will no longer exist after the reorganization. Accordingly, for Mortality and Expense Risk Separate Account Charges applicable on and after May 24, 2021 please refer to the Fee Tables on page 5 of the prospectus.

Mortality and Expense Risk Separate Account Charges for each Variable Account Option (as a percentage of average daily net asset value allocated to the Variable Account Option)	Maximum Separate Account Charge (%) (4)	Separate Account Reimbursement or Credit (%) (5)	Current (Net) Separate Account Charge (%)
VALIC Company I Funds (6) (29 Funds)	0.40	—	0.40
VALIC Company II Funds (6) (13 Funds)	0.40	(0.25)	0.15
Public Funds
American Beacon Bridgeway Large Cap Growth Fund (Investor Shares)	0.65	(0.25)	0.40
Ariel Appreciation Fund (Investor Shares)	0.65	(0.25)	0.40
Ariel Fund (Investor Shares)	0.65	(0.25)	0.40
Invesco Balanced-Risk Commodity Strategy Fund (R5 Shares)	0.65	(0.25)	0.40
T. Rowe Price Retirement Funds (Advisor Shares) 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, 2055 Fund, 2060 Fund	0.65	(0.25)	0.40
Vanguard LifeStrategy Funds (Investor Shares) Conservative Growth Fund, Growth Fund, Moderate Growth Fund	0.65	—	0.65
Vanguard Long-Term Investment-Grade Fund (Investor Shares)	0.65	(0.25)	0.40
Vanguard Long-Term Treasury Fund (Investor Shares)	0.65	(0.25)	0.40
Vanguard Wellington Fund (Investor Shares)	0.65	—	0.65
Vanguard Windsor II Fund (Investor Shares)	0.65	—	0.65

(4) See “Purchase Unit Value” in the SAI for a discussion of how the separate account charges impact the calculation of each Division’s unit value. Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.”

(5) For these Variable Account Options, the Separate Account Charges for these Divisions currently are reduced voluntarily by VALIC. See “Separate Account Expense Reimbursements or Credits.”

(6) See cover page for a list of the VALIC Company I and VALIC Company II Funds available as Variable Account Options.

For the period May 3, 2021 — May 23, 2021, the following list of Variable Account Options and corresponding Adviser/Sub-Adviser information applies. On and after May 24, 2021 please see the prospectus for information on the available Variable Account Options and the corresponding Adviser/Sub-Adviser information.

Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser

Domestic Large-Cap Equity Asset Class

American Beacon Bridgeway Large Cap Growth Fund	Adviser: American Beacon Advisors, Inc. Sub-Adviser: Bridgeway Capital Management, Inc.	Nasdaq-100® Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica Asset Management, LLC (“SunAmerica”)

Blue Chip Growth Fund	Adviser: VALIC Sub-Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)	Stock Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Capital Appreciation Fund	Adviser: VALIC Sub-Adviser: BMO Asset Management Corp.	Systematic Core Fund	Adviser: VALIC Sub-Adviser: Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)

Dividend Value Fund	Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC (“BlackRock”) and SunAmerica	Systematic Value Fund	Adviser: VALIC Sub-Adviser: Wellington Management Company LLP (“Wellington Management”)

Growth Fund	Adviser: VALIC Sub-Advisers: BlackRock and SunAmerica	U.S. Socially Responsible Fund	Adviser: VALIC Sub-Adviser: SunAmerica

3

Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser

Large Capital Growth Fund	Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company (“MFS”)	Vanguard Windsor II Fund	Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC

Domestic Mid-Cap Equity Asset Class

Ariel Appreciation Fund	Adviser: Ariel Investments, LLC	Mid Cap Strategic Growth Fund	Adviser: VALIC Sub-Advisers: Janus Capital Management LLC (“Janus”) and AllianzGlobal Investors U.S., LLC (“Allianz”)

Mid Cap Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica	Mid Cap Value Fund	Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management

Domestic Small-Cap Equity Asset Class

Ariel Fund	Adviser: Ariel Investments, LLC	Small Cap Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Small Cap Aggressive Growth Fund	Adviser: VALIC Sub-Adviser: Victory Capital Management Inc.	Small Cap Special Values Fund	Adviser: VALIC Sub-Advisers: Wells Capital Management Incorporated (“WellsCap”)

Small Cap Fund	Adviser: VALIC Sub-Advisers: J.P. Morgan Investment Management Inc. (“JPMIM”), T. Rowe Price and Bridgeway Capital Management, LLC	Small Cap Value Fund	Adviser: VALIC Sub-Adviser: JPMIM

Small Cap Growth Fund	Adviser: VALIC Sub-Adviser: JPMIM

Global Equity Asset Class (International And Domestic)

Global Strategy Fund	Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc.	International Socially Responsible Fund	Adviser: VALIC Sub-Adviser: SunAmerica

International Equity Asset Class

Emerging Economies Fund	Adviser: VALIC Sub-Adviser: JPMIM	International Growth Fund	Adviser: VALIC Sub-Adviser: Morgan Stanley Investment Management Inc.

International Equities Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica	International Opportunities Fund	Adviser: VALIC Sub-Advisers: MFS and Delaware Investment Fund Advisers
		International Value Fund	Adviser: VALIC Sub-Adviser: WellsCap

4

Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser

Specialty Asset Class

Global Real Estate Fund	Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. (“Invesco”) And Goldman Sachs Sub-Sub-Adviser: Invesco Asset Management Limited, an affiliate of Invesco	Science & Technology Fund	Adviser: VALIC Sub-Advisers: T. Rowe Price, Allianz and Wellington Management

Invesco Balanced-Risk Commodity Strategy Fund	Adviser: Invesco

Hybrid Asset Class (Equity and Fixed Income)

Aggressive Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge Investments LLC (“PineBridge”)	T. Rowe Price Retirement 2040 Fund	Adviser: T. Rowe Price

Asset Allocation Fund	Adviser: VALIC Sub-Adviser: JPMIM	T. Rowe Price Retirement 2045 Fund	Adviser: T. Rowe Price

Conservative Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge	T. Rowe Price Retirement 2050 Fund	Adviser: T. Rowe Price

Dynamic Allocation Fund	Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	T. Rowe Price Retirement 2055 Fund	Adviser: T. Rowe Price

Moderate Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge	T. Rowe Price Retirement 2060 Fund	Adviser: T. Rowe Price

T. Rowe Price Retirement 2015 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Conservative Growth Fund

The LifeStrategy Funds do not employ an investment advisor, but benefit from the investment advisory services provided to the underlying funds in which they invest. The investment advisor to the underlying funds is The Vanguard Group, Inc. (“Vanguard”).

T. Rowe Price Retirement 2020 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Growth Fund
T. Rowe Price Retirement 2025 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Moderate Growth Fund

T. Rowe Price Retirement 2030 Fund	Adviser: T. Rowe Price	Vanguard Wellington Fund	Adviser: Wellington Management

T. Rowe Price Retirement 2035 Fund	Adviser: T. Rowe Price

Fixed Income Asset Class

Capital Conservation Fund	Adviser: VALIC Sub-Adviser: PineBridge	Inflation Protected Fund	Adviser: VALIC Sub-Adviser: Wellington Management

Core Bond Fund	Adviser: VALIC Sub-Adviser: PineBridge	International Government Bond Fund	Adviser: VALIC Sub-Adviser: PineBridge

Government Money Market I Fund	Adviser: VALIC Sub-Adviser: SunAmerica	Strategic Bond Fund	Adviser: VALIC Sub-Adviser: PineBridge

Government Money Market II Fund	Adviser: VALIC Sub-Adviser: SunAmerica	Vanguard Long-Term Investment-Grade Fund	Advisers: Wellington Management and Vanguard

Government Securities Fund	Adviser: VALIC Sub-Adviser: JPMIM	Vanguard Long-Term Treasury Fund	Adviser: Vanguard
High Yield Bond Fund	Adviser: VALIC Sub-Adviser: Wellington Management

The Dynamic Allocation Fund has an investment strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the Contract. In addition, the Dynamic

5

Allocation Fund may enable the Company to more efficiently manage its financial risks associated with guarantees like living and death benefits, due in part to a formula developed by affiliated insurance companies and provided to the Sub-advisers. The formula used by the Sub-advisers is described in the Fund’s prospectus and may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Fund’s investment adviser and the Fund’s Board of Directors, including a majority of the Independent Directors. See the VALIC Company I prospectus and Statement of Additional Information for details.

For the period May 3, 2021 — May 23, 2021, the following Investment Restrictions table hereby replaces the Investment Restrictions table found on page B-4 of Appendix B in the prospectus. The table below reflects the Variable Account Options and/or Fixed Accounts available from May 3, 2021 — May 23, 2021. On and after May 24, 2021, please see Appendix B, page B-4, for Investment Restrictions.

Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30%-Minimum 100%-Maximum	0%-Minimum 70%-Maximum	0%-Minimum 10%-Maximum
Variable Account Options and/or Fixed Accounts

Fixed Account Plus

Short-Term Fixed Account

Capital Conservation Fund

Core Bond Fund

Government Money Market I Fund

Government Money Market II Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Strategic Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Dividend Value Fund

Dynamic Allocation Fund

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund

Global Real Estate Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

6

For the period May 3, 2021 — May 23, 2021, the following Investment Restrictions table hereby replaces the Investment Restrictions table found on page B-14 of Appendix B in the prospectus pertaining to Living Benefits Elected prior to December 26, 2012. The table below reflects the Variable Account Options and/or Fixed Accounts available from May 3, 2021 — May 23, 2021. On and after May 24, 2021, please see Appendix B, page B-14, of the prospectus for Investment Restrictions applicable to Living Benefits elected prior to December 26, 2012.

Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30%[4] Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Variable Account Options and/or Fixed Accounts

Fixed Account Plus

Short-Term Fixed Account

Capital Conservation Fund

Core Bond Fund

Government Money Market I Fund

Government Money Market II Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Strategic Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund[5]

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund[5]

Global Real Estate Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

[4]

20% of each investment, including Ineligible Purchase Payments (if any), is automatically allocated to Fixed Account Plus for as long as IncomeLOCK Plus remains in effect. (See also “Automatic Allocation to Fixed Account Plus” in this Appendix.)

[5]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

7

For the period May 3, 2021 — May 23, 2021, the following Investment Restrictions table hereby replaces the Investment Restrictions table found on page B-18 in Appendix B in the prospectus pertaining to IncomeLOCK. This table reflects the Variable Account Options and/or Fixed Accounts available from May 3, 2021 — May 23, 2021. On and after May 24, 2021, please see Appendix B, page B-18, for Investment Restrictions pertaining to IncomeLOCK.

Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	20% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Variable Account Options and/or Fixed Accounts

Fixed Account Plus

Short-Term Fixed Account Capital Conservation Fund

Core Bond Fund

Government Money Market I Fund

Government Money Market II Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Strategic Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund[8]

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund[8]

Global Real Estate Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

[8]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund (formerly Global Equities Fund) is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

8

The Variable Annuity Life Insurance Company

Separate Account A

Units of Interest Under Group and Individual

Fixed and Variable Deferred Annuity Contracts

Portfolio Director® Plus, Portfolio Director 2, and Portfolio Director

For Series 1.60 to 12.60	May 3, 2021

Prospectus

The Variable Annuity Life Insurance Company (“VALIC”) offers certain series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as “Portfolio Director” in this prospectus), comprising group and individual fixed and variable deferred annuity contracts for Participants who receive certificates in certain employer-sponsored qualified retirement plans (the “Contracts”). Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer’s plan. The Contracts permit Participants to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer’s retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.

Any guarantees under the Contract, including the death benefit, that exceed the value of your interest in the VALIC Separate Account A (“Separate Account”) are paid from our general account (and not the Separate Account). Therefore, any amounts that we may pay under the Contract in excess of your interest in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.

This prospectus provides information employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.

A Statement of Additional Information, dated May 3, 2021, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-448-2542. The table of contents for the Statement of Additional Information (“SAI”) is shown at the end of this prospectus. The SAI has been filed with the Securities and Exchange Commission (“SEC”) and is available along with other related materials at the SEC’s internet web site (http://www.sec.gov).

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for variable account options available under your Contract are no longer sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from VALIC electronically by contacting us at 1-800-448-2542 or logging into your account at VALIC Online at www.aigrs.com.

You may elect to receive all future reports in paper free of charge. You can inform VALIC that you wish to continue receiving paper copies of your shareholder reports by contacting 1-866-345-5954 or visiting FundReports.com and providing the 20-digit unique ID located above or below your mailing address. Your election to receive reports in paper will apply to all variable account options available under your Contract.

Investment in the Contracts is subject to risk that may cause the value of the Owner’s investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments. The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Account Options

The Variable Account Options below are available on and after approximately May 24, 2021. Please see Supplement to Prospectus, dated May 3, 2021, for Variable Account Options available prior to May 24, 2021.

VALIC Company I Funds

Aggressive Growth Lifestyle Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Core Bond Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund

Global Real Estate Fund

Global Strategy Fund

Government Money Market I Fund

Government Securities Fund

Growth Fund

High Yield Bond Fund

Inflation Protected Fund

International Equities Index Fund

International Government Bond Fund

International Growth Fund

International Opportunities Fund

International Socially Responsible Fund

International Value Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Strategic Growth Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Nasdaq-100® Index Fund

Science & Technology Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

U.S. Socially Responsible Fund

Public Funds

American Beacon Bridgeway Large Cap Growth Fund

Ariel Appreciation Fund

Ariel Fund

Invesco Balanced-Risk Commodity Strategy Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

Vanguard Lifestrategy Conservative Growth Fund

Vanguard Lifestrategy Growth Fund

Vanguard Lifestrategy Moderate Growth Fund

Vanguard Long-Term Investment-Grade Fund

Vanguard Long-Term Treasury Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

3

Glossary of Terms

Unless otherwise specified in this prospectus, the words “we,” “us,” “our,” “Company,” and “VALIC” mean The Variable Annuity Life Insurance Company and the words “you” and “your” mean the Participant, or the individual purchasing an individual Contract.

Other specific terms we use in this prospectus are:

Account Value — the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

Annuitant — the individual (in most cases, you) to whom Payout Payments will be paid.

Annuity Service Center — VALIC Document Control, P.O. Box 15648, Amarillo, Texas 79105.

Assumed Investment Rate —The rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.

Beneficiary — the individual designated to receive Payout Payments upon the death of the Annuitant.

Business Day — any weekday that the New York Stock Exchange (“NYSE”) is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time (“Market Close”). On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.

Code — the Internal Revenue Code of 1986, as amended.

Contract Owner — the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

Division — the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

Fixed Account Option — an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC’s general account.

Guided Portfolio AdvantageSM  /Guided Portfolio Services® (“GPA” and “GPS”, respectively) — are financial advice services offered by VALIC Financial Advisors, Inc., a registered investment adviser and Company subsidiary. A separate investment advisory fee and agreement are required for either of these services, if available under an employer’s retirement plan.

Home Office — located at 2929 Allen Parkway, Houston, Texas 77019.

Living Benefit — an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time or as long as you and your spouse live, even if your entire Account Value has been reduced to zero. IncomeLOCK® +6, IncomeLOCK® +8 (together, “IncomeLOCK Plus”) and IncomeLOCK® are no longer available for purchase. See “Appendix B” for information on these Living Benefits.

Mutual Fund or Fund — the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

Participant — the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

Participant Year — a 12 month period starting with the issue date of a Participant’s Contract certificate and each anniversary of that date.

Payout Payments — annuity payments withdrawn in a steady stream during the Payout Period.

Payout Period — the time when you begin to withdraw your money in Payout Payments. This may also may be called the “Annuity Period.”

Payout Unit — a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

Proof of Death — a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

Purchase Payments — an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

Purchase Period — the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the “Accumulation Period.”

Purchase Unit — a unit of interest owned by you in your Variable Account Option.

Systematic Withdrawals — payments withdrawn on a regular basis during the Purchase Period.

VALIC Separate Account A or Separate Account — a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

Variable Account Option — investment options that correspond to Separate Account Divisions available under the Contracts.

4

Fee Tables

The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner/Participant Transaction Expenses

Maximum Surrender Charge (1)	5.00%
Maximum Loan Application Fee (per loan)	$75
State Premium Taxes (as a percentage of the amount annuitized) (2)	0-3.5%

The following table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds’ fees and expenses.

Annual Separate Account Charges

Annual Variable Account Option Maintenance Charge ($3.75/quarter, annualized) (3)	$15

The information in the Mortality and Expense Risk Separate Account Charges table below applies on and after May 24, 2021. For information applicable to the period May 3, 2021 – May 23, 2021, please refer to the fee table in the Supplement to Prospectus, dated May 3, 2021.

Mortality and Expense Risk Separate Account Charges for each Variable Account Option (as a percentage of average daily net asset value allocated to the Variable Account Option)	Maximum Separate Account Charge (%) (4)	Separate Account Reimbursement or Credit (%) (5)	Current (Net) Separate Account Charge (%)
VALIC Company I Funds (6) (34 Funds) (excludes VALIC Company I Lifestyle Funds)	0.40	—	0.40
Lifestyle Funds (3 Funds)	0.40	(0.15)(7)	0.25
Public Funds
American Beacon Bridgeway Large Cap Growth Fund (Investor Shares)	0.65	(0.25)	0.40
Ariel Appreciation Fund (Investor Shares)	0.65	(0.25)	0.40
Ariel Fund (Investor Shares)	0.65	(0.25)	0.40
Invesco Balanced-Risk Commodity Strategy Fund (R5 Shares)	0.65	(0.25)	0.40
T. Rowe Price Retirement Funds (Advisor Shares) 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, 2055 Fund, 2060 Fund	0.65	(0.25)	0.40
Vanguard LifeStrategy Funds (Investor Shares) Conservative Growth Fund, Growth Fund, Moderate Growth Fund	0.65	—	0.65
Vanguard Long-Term Investment-Grade Fund (Investor Shares)	0.65	(0.25)	0.40
Vanguard Long-Term Treasury Fund (Investor Shares)	0.65	(0.25)	0.40
Vanguard Wellington Fund (Investor Shares)	0.65	—	0.65
Vanguard Windsor II Fund (Investor Shares)	0.65	—	0.65

Optional IncomeLOCK Plus Fee

If you elected this optional Living Benefit feature, the fee for IncomeLOCK Plus is calculated as a percentage of the Benefit Base.(8)

Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate (9)
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%

Total Annual Fund Operating Expenses

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail about each Funds’ fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum (10)	Maximum (11)
(Expenses that are deducted from Fund assets, including management fees, other expenses, distribution and service (including any 12b-1) fees, if applicable)	0.12%	1.37%

5

Footnotes to the Fee Tables

(1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in the surrender charge are available if certain conditions are met. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” and “Exceptions to Surrender Charge.”

(2) If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Payout Period. See “Premium Tax Charge” section and “Appendix C — State Contract Variability.”

(3) Reductions in the account maintenance charge are available if certain conditions are met. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” and “Exceptions to Surrender Charge.”

(4) See “Purchase Unit Value” in the SAI for a discussion of how the separate account charges impact the calculation of each Division’s unit value. Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.”

(5) For these Variable Account Options, the Separate Account Charges for these Divisions currently are reduced voluntarily by VALIC. See “Separate Account Expense Reimbursements or Credits.”

(6) See cover page for a list of the VALIC Company I Variable Account Options.

(7) Effective approximately May 24, 2021, the Separate Account Charges for the VALIC Company I Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, and the Moderate Growth Lifestyle Fund are reduced voluntarily by VALIC. The voluntary reduction will end on or about April 30, 2023. See “Separate Account Expense Reimbursements or Credits.”

(8) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B.”

(9) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your Fee Rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the average value of the VIX from one Benefit Quarter to the next Benefit Quarter. For the formula to calculate the fee, see “Appendix B.”

Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	0.60%	2.20%	+/-0.25%
Two Covered Persons	0.60%	2.70%	+/-0.25%

*	The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).

In accordance with the investment requirements associated with the election of a Living Benefit, you may, but are not required to, invest a portion of your assets in the Dynamic Allocation Fund. The Dynamic Allocation Fund utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the equity market is in a prolonged state of higher volatility, your Fee Rate may be increased due to VIX indexing and the Dynamic Allocation Fund may decrease its exposure to equity markets, thereby potentially reducing the likelihood that you will achieve a higher Anniversary Value. Additionally, the increased fee will continue to be applied against your fixed and separate account assets compromising the Benefit Base. Conversely, when the equity market is in a prolonged state of lower volatility, your Fee Rate may be decreased and the Dynamic Allocation Fund may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.

(10) The Fund with the lowest total annual fund operating expenses is the Vanguard LifeStrategy Conservative Growth Fund. However, the Vanguard Long-Term Treasury Fund Variable Account Option has the lowest combined expenses, which includes the net Separate Account Charges and total fund annual fund operating expenses (0.40% and 0.20%, respectively).

(11) The Fund with the highest total annual fund operating expenses is the Invesco Balanced-Risk Commodity Strategy Fund. The Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that the Fund’s total annual fund operating expenses exceed 1.15% of the Fund’s average daily net assets. Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. Unless Invesco continues the expense limit/fee waiver agreements, they will terminate on February 28, 2022 and June 30, 2022, respectively. During their terms, the agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without the approval of the Fund’s Board of Trustees. See the Fund’s prospectus for additional information.

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Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner/Participant transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses. Each example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Your actual costs may be higher or lower than the examples below.

The first set of examples assumes you invest in the Variable Account Option with the maximum total fund expenses (1.37%) and Separate Account Charges (0.40%) for total combined expenses of 1.77% (Invesco Balanced-Risk Commodity Strategy Fund).

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$659	$1,095	$1,532	$2,224

(2) If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$195	$601	$1,032	$2,224

The second set of examples assumes you invest in the Variable Account Option with the minimum total fund expenses (0.20%) and Separate Account Charges (0.40%) for total combined expenses of 0.60% (Vanguard Long-Term Treasury Fund).

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$545	$737	$909	$898

(2) If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$76	$237	$409	$898

The third set of examples is applicable if you previously elected the IncomeLOCK Plus feature and assumes you invest in the Variable Account Option with the maximum total fund expenses (1.37%) and Separate Account Charges (0.40%) for total combined expenses of 1.77% (Invesco Balanced-Risk Commodity Strategy Fund), and election of the IncomeLOCK Plus feature for Two Covered Persons (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.70% for remaining years).

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$787	$1,849	$2,790	$4,706

(2) If you annuitize your Contract or you do not surrender your Contract (the IncomeLOCK Plus feature terminates at annuitization):

1 Year	3 Years	5 Years	10 Years
$330	$1,394	$2,331	$4,706

Note: These examples should not be considered representative of past or future expenses for any Variable Account Option or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

For Purchase Unit data for each of the Variable Account Options offered by this prospectus, which includes annual beginning and ending unit values and the number of units outstanding at the end of each period, see “Appendix A — Selected Purchase Unit Data.”

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Highlights

The Portfolio Director Fixed and Variable Annuity is a Contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has a Purchase Period and a Payout Period. During the Purchase Period, you invest money in your Contract. The Payout Period begins when you start receiving income payments from your annuity to provide for your retirement.

Purchase Requirements:    Purchase Payments may be made at any time and in any amount, subject to plan, VALIC, or Code limitations. The minimum amount to establish a new Multi-Year Enhanced Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company. The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. For more information on Purchase Payments, refer to the “Purchase Period.”

Right to Cancel:    You may cancel your Contract within 20 days after receiving it (or whatever period is required in your state). We will return your original Purchase Payment or whatever your Contract is worth on the day that we receive your request, depending on your state law. See “Other Contract Features.”

Expenses:    There are fees and charges associated with the Contract. During the Purchase Period, if any portion of your account is invested in a Variable Account Option, a quarterly account maintenance charge of $3.75 is charged to your account. The Contract maintenance charge may be waived for certain group contracts. We also deduct Separate Account Charges of up to 0.65% annually of the average daily value of your Contract allocated to the Variable Account Options. See the “Fee Tables” and “Fees and Charges.”

Living Benefits:    A Living Benefit is a guaranteed minimum withdrawal benefit and is designed to help you create a guaranteed income stream for as long as you live, or as long as you and your spouse live, even if the entire Account Value has been reduced to zero, provided withdrawals taken are within the parameters of the applicable feature. A Living Benefit may offer protection in the event your Account Value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. Living Benefits (IncomeLOCK +6, IncomeLOCK +8 and IncomeLOCK) are no longer available for purchase. See “Appendix B” for information on these Living Benefits.

Federal Tax Information:    Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those established under Code sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Before purchasing a deferred annuity for use in a qualified retirement plan or program, you should seek tax advice from your own tax advisor. For a more detailed discussion of these income tax provisions, see “Federal Tax Matters.”

Surrender Charges:    Under some circumstances, a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled “Fees and Charges — Surrender Charge.” When this happens, the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you have made to your account during the last 60 months. See the above mentioned section for exceptions to this procedure.

Withdrawals from a Multi-Year Enhanced Option prior to the end of the applicable MVA term will be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn.

However, the market value adjustment will not reduce the amount invested in the Multi-Year Enhanced Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which, for plans other than section 457(b) plans, generally include a tax penalty on withdrawals made prior to age 59 1/2, unless an exception applies.

Access to Your Money:    You may withdraw money from your Contract during the Purchase Period. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Payout Period are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See “Surrender of Account Value” and “Federal Tax Matters.”

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Loans:    Portfolio Director offers a tax-free loan provision for tax-qualified contracts, other than individual retirement plans (“IRAs”), which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer’s plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid). If you elected IncomeLOCK Plus, see Appendix B for limitations on your ability to take loans.

Transfers:    There is no charge to transfer the money in your account among Portfolio Director’s investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period, subject to certain rules.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. Up to 20% of your Fixed Account Plus Account Value may be transferred during each Participant Year to other investment options. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Amounts invested in a Multi-Year Enhanced Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each Participant Year.

Transfers can be made by calling VALIC’s toll-free transfer service at 1-800-448-2542. For more information on account transfers, see “Transfers Between Investment Options.”

Income Options:    When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis, or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. See “Payout Period.”

Death Benefits:    Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. The death benefits are automatically included in your Contract for no additional fee. If death occurs during the Purchase Period, Portfolio Director offers an interest-guaranteed death benefit or the standard death benefit. If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. Note that the death benefit provisions may vary from state to state. See “Death Benefits.”

Inquiries:    If you have questions about your Contract, call your financial professional or contact us at 1-800-448-2542.

All material state variations are described in Appendix C.

Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the Contract, as well as the risks of investing.

General Information

About the Contracts

The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer’s plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options. For Contracts purchased under a retirement plan, the plan may designate the available investment options under the Contract, and may be required to provide direction regarding additions or replacements of investment options. Plans subject to Title I of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) may be subject to additional plan and Contract provisions.

The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called “Purchase Payments.” The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array

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of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see “Purchase Period” and “Payout Period.”

About VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. On November 5, 1968, the name was changed to The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

On August 29, 2001, SunAmerica Financial Group, Inc., formerly American General Corporation (“SAFG”), a holding company and VALIC’s indirect parent company, was acquired by American International Group, Inc., a Delaware corporation (“AIG”). As a result, VALIC is an indirect, wholly-owned subsidiary of AIG. AIG is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.

More information about AIG may be found in the regulatory filings AIG files from time to time with the SEC at www.sec.gov.

American Home Assurance Company

The information below is applicable to you only if your Contract or Certificate was issued December 29, 2006 or earlier.

Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company (“American Home”), an affiliate of the Company. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company’s Contract owners can enforce the guarantee directly.

American Home provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the “Guarantee”) with respect to Contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern time (“Point of Termination”). Pursuant to its terms, the Guarantee will not apply to any group or individual Contract or Certificate issued after the Point of Termination. The Guarantee will remain in effect for any Contract or Certificate issued prior to the Point of Termination until all insurance obligations under such Contracts or Certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its Contracts and Certificates, regardless of issue date, in accordance with the terms of those Contracts and Certificates.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home’s principal executive office is located at 175 Water Street, New York, New York 10038. On or about May 14, 2021, American Home’s principal executive office will be located at 1271 Avenue of the Americas, New York, New York 10020. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.

About VALIC Separate Account A

When you direct money to the Contract’s Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call “Divisions.” Each Division invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the VALIC Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended, (the “1940 Act”). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933, as amended (the “1933 Act”).

VALIC Separate Account A is administered and accounted for as part of the Company’s business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC

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Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts. The commitments under the Contracts are VALIC’s, and AIG and SAFG have no legal obligation to back these commitments.

Units of Interest

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day’s performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

Distribution of the Contracts

As of the date of this prospectus, the principal underwriter and distributor for VALIC Separate Account A is AIG Capital Services, Inc. (“ACS” or “Distributor”). ACS, an affiliate of the Company, is located at 21650 Oxnard Street, Suite 750, Woodland Hills, California 91367-4997. For more information about the Distributor, see “Distribution of Variable Annuity Contracts” in the SAI.

The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority (“FINRA”), unless such broker-dealers are exempt from the broker-dealer registration requirements of the Securities Exchange Act of 1934, as amended. VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of VALIC financial professionals.

VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC’s general overhead and are not charged back to employers, group employee benefit plans or plan participants.

VALIC financial professionals who sell the Contracts will be compensated for such sales by commissions ranging up to 5.0% of each first-year Purchase Payment. The financial professionals will receive commissions of up to 0.85% for level Purchase Payments in subsequent years and up to 5.0% on increases in the amount of Purchase Payments in the year of the increase. During the first two years of employment, financial professionals may also receive developmental commissions of up to 4% for each first-year Purchase Payment and for increases in the amount of Purchase Payments. As well, financial professionals can also receive an Enrollment Payment where the amount of the payment varies based on the number of total enrollments written by the financial professional and on the expected annualized Purchase Payments of the Participant.

VALIC also distributes its products through independent broker-dealers, some of which are appointed by an employer to provide services in a retirement plan. Whether offered in a retirement plan or as an IRA or a non-qualified Contract, VALIC will pay independent broker-dealers for services/sales through the payment of a commission up to 4.00% of each Purchase Payment and an annual trail (a reduced commission paid after the initial purchase).

For more information about how your financial professional may be compensated, please contact your financial professional.

In addition, the Company and the Distributor may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the “Fees and Charges” section in this prospectus.

VALIC maintains ongoing relationships with various organizations and associations, including trade associations, unions, and other industry groups, to which VALIC makes sponsorship payments for marketing and advertising opportunities. These marketing and advertising opportunities may take the form of participation in leadership and recognition events, educational conferences, speaking opportunities, booth space and signage at membership conferences and similar events, and membership dinners. Such payments are typically flat fees (either one-time or recurring) and are not based on transactions or sales.

VALIC also has ongoing relationships with retirement plan sponsors. As part of these ongoing relationships, VALIC may sponsor events and seminars for plan participants that provide education for plan participants, as well as marketing and advertising opportunities for VALIC. Such sponsorships may include providing occasional meals, entertainment, or nominal gifts to the extent permitted by FINRA rules.

These sponsorships may be considered endorsements of VALIC products, may result in additional annuity sales to plan participants, and provide an incentive to these organizations, associations, and plan sponsors to promote VALIC’s products and services.

VALIC and/or its affiliates receive payments from fund sponsors and service providers that voluntarily choose to participate in,

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and that are designed to defray the costs associated with, VALIC-sponsored or affiliate-sponsored conferences, seminars, training or other educational events where such funds or other related services are discussed and that are attended by VALIC employees, employees of our affiliates and/or plan sponsors and plan consultants.

Administration of the Contracts

VALIC is responsible for the administrative servicing of your Contract. Please contact the Annuity Service Center at 1-800-448-2542, if you have any comments, questions or service requests.

Business Disruption and Cyber Security Risks.    We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your Contract value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Funds, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. Despite our implementation of policies and procedures that address physical, administrative and technical safeguards and controls and other preventative actions to protect customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the underlying Funds or our service providers will avoid losses affecting your Contract and personal information due to cyber-attacks or information security breaches in the future.

Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate Purchase Unit values or process other Contract-related transactions, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.

Fixed and Variable Account Options

The Contracts offer a choice from among several Variable Account Options and five Fixed Account Options. Depending on the selection made by your employer’s plan, if applicable, there may be limitations on which and how many investment options Participants may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.

This prospectus describes a Contract in which units of interest in VALIC’s Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different Mutual Fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned.

Fixed Account Options

Portfolio Director features up to five guaranteed fixed options that are each part of the general account assets of the Company. These assets are invested in accordance with applicable state regulations to provide fixed-rate earnings and guarantee safety of principal. The guarantees under the Fixed Account Options are subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act.

Dollar Cost Averaging Fixed Accounts

You may invest initial Purchase Payments in the Dollar Cost Averaging (“DCA”) Fixed Accounts, if available. You may also invest a series of Subsequent Purchase Payments received over

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the first 30 days from the date of the initial Purchase Payment. Transfers and exchanges from any affiliated VALIC product are not permitted. See “Dollar Cost Averaging Program” below for more information.

The minimum Purchase Payment amounts for the DCA Fixed Account Options are as follows:

DCA Fixed Account Minimum Purchase Payment

6-Month = $25,000 *

12-Month = $25,000 *

•	You may not make a transfer from a Variable Account Option or available Fixed Account Option into a DCA Fixed Account Option.

•

Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to an available Fixed or Variable Account Option according to your current allocation instructions on file.

*	The DCA Fixed Account Minimum Purchase Payment for Contracts issued in Oregon is $5,000.

Fixed Account Options	Investment Objective
Fixed Account Plus	This account provides fixed-return investment growth for the long-term. It is credited with interest at rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated. Purchase Payments allocated to Fixed Account Plus will receive a current rate of interest. There are limitations on transfers out of this option. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Short-Term Fixed Account	This account provides fixed-return investment growth for the short-term. It is credited with interest at rates set by VALIC, which may be lower than the rates credited to Fixed Account Plus, above. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated.

Multi-Year Enhanced Option (“Multi-Year Option”)	This account is a long-term investment option, providing a guaranteed interest rate for a guaranteed period (three, five, seven, or ten years) (“MVA Term”). See your Contract for minimum investment amounts and other requirements and restrictions. This option may not be available in all employee plans or states. All MVA Terms may not be available. See your financial professional for information on the MVA Terms that are currently offered.

DCA Fixed Account 6-month & DCA Fixed Account 12-month	Each account is a short-term investment option providing a guaranteed interest rate for money invested in the option but prior to being systematically transferred to the designated Variable Account Options. It is credited with interest rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Purchase Payments allocated to the DCA Fixed Account Option will receive a current rate of interest. Purchase Payments may be credited with a different rate of interest depending on the time period in which it is received by VALIC. This option may not be available in all states.

Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month, and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. You may obtain current interest rates by calling the Annuity Service Center or speaking with your financial professional. VALIC guarantees that all contributions received during a calendar month will receive that month’s current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.

Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed account options, VALIC will declare annual fixed account crediting rates each Contract year, and this rate will never be lower than the minimum guaranteed rate as referenced in your Contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the Contract withdrawal charge period and the number of years since your annuity Contract was issued.

DCA Interest Rate Crediting. DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account Option but will never be less than the minimum guaranteed interest rate specified in your Contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using

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a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

Dollar Cost Averaging Program

Under the DCA Program, systematic transfers of the value will be processed from the applicable DCA Fixed Account (“source account”) to any available Variable Account Options (“target account”). For example, if you select the DCA Fixed Account 6-month Option, 1/6 of your Account Value will be transferred the first month, 1/5 of the Account Value the 2nd month, 1/4 of the Account Value the 3rd month, 1/3 of the Account Value the 4th month, 1/2 the Account Value the 5th month and the balance of the option the 6th month. At the end of the selected period, there should be no money left in the DCA Fixed Account Option.

The DCA Program allows you to invest gradually in available Variable Account Options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your risk tolerance for investing through periods of fluctuating price levels.

Example of DCA Program

Assume that you deposit the minimum of $25,000 into the DCA Fixed Account – 6 month Option. The DCA program will systematically transfer the deposits and interest from the DCA Fixed Account to your designated Variable Account Options. Assume a DCA Fixed Account earns a minimum interest credited rate of 1%, and these amounts are transferred to a single Variable Account Option over the six months, and that this Variable Account Option has the Unit Values shown below. For this example, the DCA Program purchases would have the following values:

Month	Unit Value	Units Purchased
1	$7.50	556
2	$5.00	835
3	$10.00	418
4	$7.50	557
5	$5.00	837
6	$7.50	558

You paid an average price of only $6.67 per Unit over six months, while the average market price actually was $7.08. With Dollar Cost Averaging, you automatically buy more Units when the market price is low and fewer Units when the market price is high. This example is for illustrative purposes only.

DCA Program Guidelines

•	Fixed Accounts are not available as target accounts for the DCA Program.

•	Transfers occur on a monthly periodic schedule.

•	Transfers resulting from your participation in the DCA Program are not counted towards the number of transfers allowed per contract year.

Termination of DCA Program

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the applicable DCA Fixed Account, we transfer the remaining money according to your current allocation instructions on file. Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.

We reserve the right to terminate or modify the DCA Program at any time and for any reason. Any such termination or modification, however, will not affect Contract Owners currently enrolled in a DCA Fixed Account Option.

Variable Account Options

The Contracts enable you to participate in Divisions that represent the Variable Account Options shown below. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. We reserve the right to limit the investment options available under your Contract if you elected a Living Benefit, as described in Appendix B below.

Several of the Variable Account Options offered through VALIC’s Separate Account A are also available to the general public (retail investors) outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. These funds are listed in the front of the prospectus as “Public Funds.” If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Public Funds will not be available within your Contract, due to Code requirements concerning investor control.

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Therefore, the nonqualified annuities listed above and ineligible deferred compensation 457(f) plans and private sector top-hat plans (generally, an unfunded deferred compensation plan maintained by an employer primarily for the purpose of providing deferred compensation for a select group of management or highly-compensated employees) may invest only in VALIC Company I.

The Variable Account Options shown below are grouped by asset class (e.g., domestic large-cap equity, small-cap equity, fixed income, and others). We also identify each Fund’s investment adviser and, if applicable, investment sub-adviser. See the separate Fund prospectuses for more detailed information on each Fund’s management fees and total expenses, investment objective, strategies and risks, as well as a history of any changes to a Fund’s investment adviser or sub-adviser. You should read the prospectuses carefully before investing. Additional copies are available from VALIC at 1-800-448-2542 or online at www.aigrs.com.

Refer to your employer’s retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.

Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as “shared funding.” These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as “mixed funding.” There are certain risks associated with mixed and shared funding, such as potential conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund’s prospectus.

Investors seeking to achieve long term retirement security generally are encouraged to give careful consideration to the benefits of a well balanced and diversified investment portfolio. As just one example, investing one’s total retirement savings in a limited number of investment options may cause that individual’s retirement savings to not be adequately diversified. Spreading those assets among different types of investments can help an investor achieve a favorable rate of return in changing market or economic conditions that may cause one category of assets or particular security to perform very well while causing another category of assets or security to perform poorly. Of course, diversification is not a guarantee of gains or against losses. However, it can be an effective strategy to help manage investment risk.

SunAmerica Asset Management, LLC (“SunAmerica”) is affiliated with the adviser, VALIC, due to common ownership.

The following list of Variable Account Options and corresponding Adviser/Sub-Adviser information applies on and after approximately May 24, 2021. Please see Supplement to Prospectus, dated May 3, 2021, for Variable Account Options available prior to May 24, 2021.

Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser

Domestic Large-Cap Equity Asset Class

American Beacon Bridgeway Large Cap Growth Fund	Adviser: American Beacon Advisors, Inc. Sub-Adviser: Bridgeway Capital Management, Inc.	Nasdaq-100® Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Blue Chip Growth Fund	Adviser: VALIC Sub-Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)	Stock Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Capital Appreciation Fund	Adviser: VALIC Sub-Adviser: BMO Asset Management Corp.	Systematic Core Fund	Adviser: VALIC Sub-Adviser: Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)

Dividend Value Fund	Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC (“BlackRock”) and SunAmerica	Systematic Value Fund	Adviser: VALIC Sub-Adviser: Wellington Management Company LLP (“Wellington Management”)

Growth Fund	Adviser: VALIC Sub-Advisers: BlackRock and SunAmerica	U.S. Socially Responsible Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Large Capital Growth Fund	Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company (“MFS”)	Vanguard Windsor II Fund	Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC

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Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser

Domestic Mid-Cap Equity Asset Class

Ariel Appreciation Fund	Adviser: Ariel Investments, LLC	Mid Cap Strategic Growth Fund	Adviser: VALIC Sub-Advisers: Janus Capital Management LLC (“Janus”) and Allianz Global Investors U.S., LLC (“Allianz”)

Mid Cap Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica	Mid Cap Value Fund	Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management

Domestic Small-Cap Equity Asset Class

Ariel Fund	Adviser: Ariel Investments, LLC	Small Cap Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica

Small Cap Growth Fund	Adviser: VALIC Sub-Adviser: J.P. Morgan Investment Management Inc. (“JPMIM”) and T. Rowe Price	Small Cap Special Values Fund	Adviser: VALIC Sub-Advisers: Wells Capital Management Incorporated (“WellsCap”)

		Small Cap Value Fund	Adviser: VALIC Sub-Adviser: JPMIM

Global Equity Asset Class (International And Domestic)

Global Strategy Fund	Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc.	International Socially Responsible Fund	Adviser: VALIC Sub-Adviser: SunAmerica

International Equity Asset Class

Emerging Economies Fund	Adviser: VALIC Sub-Adviser: JPMIM	International Growth Fund	Adviser: VALIC Sub-Adviser: Morgan Stanley Investment Management Inc.

International Equities Index Fund	Adviser: VALIC Sub-Adviser: SunAmerica	International Opportunities Fund	Adviser: VALIC Sub-Advisers: MFS and Delaware Investment Fund Advisers
		International Value Fund	Adviser: VALIC Sub-Adviser: WellsCap

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Variable Account Options	Adviser/Sub-Adviser	Variable Account Options	Adviser/Sub-Adviser

Specialty Asset Class

Global Real Estate Fund	Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. (“Invesco”) and Goldman Sachs Sub-Sub-Adviser: Invesco Asset Management Limited, an affiliate of Invesco	Invesco Balanced-Risk Commodity Strategy Fund	Adviser: Invesco
		Science & Technology Fund	Adviser: VALIC Sub-Advisers: T. Rowe Price, Allianz and Wellington Management

Hybrid Asset Class (Equity and Fixed Income)

Aggressive Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge Investments LLC (“PineBridge”)	T. Rowe Price Retirement 2040 Fund	Adviser: T. Rowe Price

Asset Allocation Fund	Adviser: VALIC Sub-Adviser: JPMIM	T. Rowe Price Retirement 2045 Fund	Adviser: T. Rowe Price

Conservative Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge	T. Rowe Price Retirement 2050 Fund	Adviser: T. Rowe Price

Dynamic Allocation Fund	Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	T. Rowe Price Retirement 2055 Fund	Adviser: T. Rowe Price

Moderate Growth Lifestyle Fund	Adviser: VALIC Sub-Adviser: PineBridge	T. Rowe Price Retirement 2060 Fund	Adviser: T. Rowe Price

T. Rowe Price Retirement 2015 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Conservative Growth Fund	The LifeStrategy Funds do not employ an investment advisor, but benefit from the investment advisory services provided to the underlying funds in which they invest. The investment advisor to the underlying funds is The Vanguard Group, Inc. (“Vanguard”).
T. Rowe Price Retirement 2020 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Growth Fund
T. Rowe Price Retirement 2025 Fund	Adviser: T. Rowe Price	Vanguard LifeStrategy Moderate Growth Fund
T. Rowe Price Retirement 2030 Fund	Adviser: T. Rowe Price

T. Rowe Price Retirement 2035 Fund	Adviser: T. Rowe Price	Vanguard Wellington Fund	Adviser: Wellington Management

Fixed Income Asset Class

Core Bond Fund	Adviser: VALIC Sub-Adviser: PineBridge	Inflation Protected Fund	Adviser: VALIC Sub-Adviser: Wellington Management

Government Money Market I Fund	Adviser: VALIC Sub-Adviser: SunAmerica	International Government Bond Fund	Adviser: VALIC Sub-Adviser: PineBridge

Government Securities Fund	Adviser: VALIC Sub-Adviser: JPMIM	Vanguard Long-Term Investment-Grade Fund	Advisers: Wellington Management and Vanguard

High Yield Bond Fund	Adviser: VALIC Sub-Adviser: Wellington Management	Vanguard Long-Term Treasury Fund	Adviser: Vanguard

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The Dynamic Allocation Fund has an investment strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the Contract. In addition, the Dynamic Allocation Fund may enable the Company to more efficiently manage its financial risks associated with guarantees like living and death benefits, due in part to a formula developed by affiliated insurance companies and provided to the Sub-advisers. The formula used by the Sub-advisers is described in the Fund’s prospectus and may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Fund’s investment adviser and the Fund’s Board of Directors, including a majority of the Independent Directors. See the VALIC Company I prospectus and Statement of Additional Information for details.

A detailed description of the fees and investment objective, strategies, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available online at www.aigrs.com.

Purchase Period

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which your Contract was purchased. The Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.

Account Establishment

You may establish an account through a financial professional. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts (“individual contracts”).

The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. Minimum initial and subsequent Purchase Payments are as follows:

Contract Type	Initial Payment	Subsequent Payment
Periodic Payment	$30	$30
Single Payment	$1,000	-0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

When an initial Purchase Payment is accompanied by an application, we will promptly:

•

Accept the application and establish your account within 2 Business Days. We will also apply your Purchase Payment by crediting the amount, effective the date we accept your application, to the Fixed or Variable Account Option(s) selected; or

•

Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, effective the date we accept your application, by crediting the amount to the Fixed or Variable Account Option(s) selected; or

•	Reject the application and return the Purchase Payment.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

Return Purchase Payments.    If we do not have your name, address or Social Security Number (“SSN”), we will return the Purchase Payment to your employer unless this information is immediately provided to us; or

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Employer-Directed Account.    At the direction of your employer, provided on a form acceptable to VALIC and accompanied by certain necessary information (such as name, address, and SSN), we may establish an account for you. In that case we will deposit your Purchase Payment in an “Employer-Directed” account invested in a Money Market Division, or other investment options chosen by your employer, and provide a Contract or certificate. If you want a financial professional to assist you in allocating these amounts, you will first need to provide certain personal and financial information that may be required by the advisor in order to provide such assistance; or

Starter Account.    If we have your name, address and SSN, but we do not have an agreement with your employer for employer directed accounts, we will deposit your Purchase Payment in a “starter” account invested in the Money Market Division option available for your plan or other investment options chosen by your employer. We will send you a follow-up letter requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulatory authority.

When Your Account Will Be Credited

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer’s or the individual’s responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be “in good order” before it can be posted to your account. “In good order” means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee’s name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).

If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received after Market Close will be credited the next Business Day.

Note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the Business Day all required information is received.

Purchase Units

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following Market Close. Purchase Units may be shown as “Number of Shares” and the Purchase Unit values may be shown as “Share Price” on some account statements. See “Purchase Unit Value” in the SAI for more information and an illustration of the calculation of the unit value.

Calculation of Value for Fixed Account Options

The Fixed Account Plus, Short-Term Fixed Accounts, and DCA Fixed Accounts are part of the Company’s general assets. The Multi-Year Option may be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the “Fixed and Variable Accounts Options” section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company’s general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

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The value of your Fixed Account Option is calculated on a given Business Day as shown below:

Value of Your Fixed Account Options*
=	(equals) All Purchase Payments made to the Fixed Account Options
+	(plus) Amounts transferred from Variable Account Options to the Fixed Account Options
+	(plus) All interest earned
–	(minus) Amounts transferred or withdrawn from Fixed Account Options (including applicable fees and charges)

*	This value may be subject to a market value adjustment under the Multi-Year Option.

Calculation of Value for Variable Account Options

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in the “Fixed and Variable Account Options” section in this prospectus and in each Mutual Fund’s prospectus. The Purchase Unit value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See “Fees and Charges.” Your account will be credited with the applicable number of Purchase Units, including any dividend or capital gains per share declared on behalf of the underlying Fund as of that day. If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day’s Purchase Unit value. Purchase Payments in good order received by our bank after Market Close will be credited the next Business Day and will receive the next Business Day’s Purchase Unit value. Because Purchase Unit values for each Variable Account Option change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

During periods of low short-term interest rates, and in part due to Contract fees and expenses, the yield of the Government Money Market I Fund may become extremely low and possibly negative. If the daily dividends paid by the underlying mutual fund are less than the daily portion of the Separate Account Charges, the Purchase Unit value will decrease. In the case of negative yields, your investment in the Variable Account Option, which invests in the Government Money Market I Fund, will lose value.

Stopping Purchase Payments

You may stop Purchase Payments at any time. You may resume Purchase Payments thereafter during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.

Transfers Between Investment Options

You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers you can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. You will be notified of any changes to this policy through newsletters or information posted online at www.aigrs.com.

During the Purchase Period — Policy Against Market Timing and Frequent Transfers

VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or “market timing” organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading may also raise fund expenses, such as recordkeeping and transaction costs, and can potentially harm fund performance. Further, excessive

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trading may harm fund investors, as the excessive trader takes security profits intended for the entire fund, and could force securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy could cause the fund’s performance to suffer, and exerts downward pressure on the fund’s price per share.

Accordingly, VALIC implemented certain policies and procedures intended to hinder short-term trading. If you sell Purchase Units in a Variable Account Option valued at $5,000 or more, whether through an exchange, transfer, or any other redemption, you will not be able to make a purchase of $5,000 or more in that same Variable Account Option for 30 calendar days.

This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:

•	Plan-level or employer-initiated transactions;

•	Purchase transactions involving transfers of assets or rollovers;

•	Retirement plan contributions, loans, and distributions (including hardship withdrawals);

•	Roth IRA conversions or IRA recharacterizations;

•	Systematic purchases or redemptions; or

•	Trades of less than $5,000.

Transfers resulting from your participation in the GPS Portfolio Manager Program or GPA Program administered by VALIC Financial Advisors, Inc. will not count against these transfer limitations.

As described in a Fund’s prospectus and statement of additional information, in addition to the above, fund purchases, transfers and other redemptions may be subject to other investor trading policies, including redemption fees, if applicable. Certain Funds may set limits on transfers in and out of a Fund within a set time period in addition to or in lieu of the policy above. Also, an employer’s benefit plan may limit an investor’s rights to transfer.

We intend to enforce these investor trading policies uniformly. We make no assurances, however, that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the investment options and dilution of long-term performance returns. Thus, your account value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.

The Fixed Account Options are subject to additional restrictions:

Fixed Account Option	Value	Frequency	Other Restrictions
Fixed Account Plus:	Up to 20% per Participant Year	At any time	If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days may receive a different rate of interest than your new Purchase Payments.(1)

	100%	At any time	If Account Value is less than or equal to $500.

Short-Term Fixed Account:	Up to 100%	At any time	After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for 90 days.(2)

Multi-Year Option(3):	Up to 100%	At any time	Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA Band will require a minimum transfer amount, as described in the Contract.(4)

DCA Fixed Account 6-month & DCA Fixed Account 12-month(5):	100%	At any time	Transfers can be made from a DCA Fixed Account Option at any time. Only money remaining in the Option will earn interest. Transfers from other Options are not allowed into the DCA Fixed Account Options at any time.

(1)	Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer’s retirement plan.
(2)	VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3)	The Multi-Year Option may not be available unless it has been selected as an option for your employer’s retirement plan.
(4)	The minimum transfer amount may be changed from time to time by the Company.
(5)	The DCA Fixed Account 6-month & DCA Fixed Account 12-month Options are only available for individual retirement annuities.

Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.

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Communicating Transfer or Reallocation Instructions

Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self-service automated phone system (VALIC by Phone), or in writing. We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.

Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial professionals or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

Effective Date of Transfer

The effective date of a transfer will be:

•	The date of receipt, if received in our Home Office before Market Close; otherwise,

•	The next date values are calculated.

Transfers During the Payout Period

During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made between the Contract’s investment options subject to the following limitations:

Payout Option	% of Account Value	Frequency
Variable Payout:	Up to 100%	Once every 365 days
Combination Fixed and Variable Payout:	Up to 100% of money in variable option payout	Once every 365 days
Fixed Payout:	Not permitted	N/A

Fees and Charges

By investing in Portfolio Director, you may be subject to these fees and charges:

•	Account Maintenance Charge

•	Surrender Charge

•	Premium Tax Charge

•	Separate Account Charges

•	Market Value Adjustment

•	Other Charges

These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the “Fee Tables.” In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section. More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund, available at www.aigrs.com.

Account Maintenance Charge

During the Purchase Period an account maintenance charge of $3.75 will be deducted on the last Business Day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed pro-rata among the Variable Account Options that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.

The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. Certain Contracts may not be subject to this charge, as described below.

Surrender Charge

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. If you request a partial surrender of your Account Value, a surrender charge would apply to any amount that exceeds the 10% free withdrawal allowed for any Participant Year. See below for exceptions to this charge. It is assumed that any new Purchase Payments are withdrawn before older ones; thus, the last dollar in is the first dollar out.

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See below for exceptions to this procedure. For information about your right to surrender, see “Surrender of Account Value” in this prospectus.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see “Exchange Privilege” in the SAI.

Amount of Surrender Charge

A surrender charge will be the lesser of:

•	Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

•	Five percent (5%) of the amount withdrawn.

10% Free Withdrawal

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59 1/2. See “Federal Tax Matters” for more information.

Exceptions to Surrender Charge

No surrender charge will be applied:

•	To money applied to provide a Payout Option;

•	To death benefits;

•	If no Purchase Payments have been received during the 60 months prior to the date of surrender;

•	If your account has been in effect for 15 years or longer;

•	If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

•	To “No Charge Systematic Withdrawals”;

•	Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

•

If, after the original Contract issue date, you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor’s verification; or

•	If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

•

For Contracts issued to individuals in the State of Oregon, no surrender charge will be applied to withdrawals if your account has been in effect for 10 years or longer. In addition, we will treat funds withdrawn from such Contract, when such funds are subject to surrender charges, as attributable to Purchase Payments withdrawn on a first-in-first out basis. This procedure applies to Contracts issued on and after July 1, 2017. The amount of the surrender charge for such Contracts will be the lesser of: five percent (5%) of the amount withdrawn which is attributable to Purchase Payments received during the most recent 60 months; or five percent (5%) of the total amount withdrawn.

We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

Premium Tax Charge

Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge. See Appendix C for variations of the premium tax charge that may be applicable in your state.

Separate Account Charges

The Separate Account Charges for each Variable Account Option are shown in the Fee Tables of this prospectus. The maximum charges range from 0.40% to 0.65% depending on

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the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The current (net) charges range from 0.25% to 0.65%. The charge is deducted daily from the net assets.

These charges are to compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. Separate Account Charges are applied to Variable Account Options during both the Purchase Period and Payout Period.

The Separate Account Charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges

We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

•	The type of retirement program. Certain types of retirement programs, because of their stability, can result in lower administrative costs.

•	The nature of your retirement program. Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.

•	Other factors of which we are not presently aware that could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance charges:

•	The frequency of Purchase Payments for your retirement program. Purchase Payments received no more than once a year can reduce administrative costs.

•	The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through its method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce surrender charges:

•	The size of your retirement program. A retirement program that involves a larger group of employees may allow us to reduce sales expenses.

•	The total amount of Purchase Payments to be received for your retirement program. Larger Purchase Payments can reduce sales expenses.

•	The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce the Separate Account charges:

•	The frequency of Purchase Payments for your retirement program.

•	The size of your retirement program.

•	The amount of your retirement program’s periodic Purchase Payment.

•	The method of remitting periodic Purchase Payments.

In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

Additionally, under certain circumstances, and at VALIC’s sole discretion, VALIC may issue a Contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.

Separate Account Expense Reimbursements or Credits

Some of the Mutual Funds or their affiliates have an agreement with the Company to pay the Company for administrative, recordkeeping and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. We receive payments for the administrative services we perform, such as account recordkeeping, mailing of Fund related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.35% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter.

We may also receive what is referred to as “12b-1 fees” from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs. In addition, we may receive non-12b-1 service fees from certain funds. The

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12b-1 fees and non-12b-1 service fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.

We may use these 12b-1 and non-12b-1 service fees or a portion of the recordkeeping fees to directly reduce the maximum Separate Account Charges. The current Net Separate Account Charges of each Variable Account Option are reflected in the Fee Tables and range from 0.25% to 0.65%. From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid. These fee arrangements do not result in any additional charges to Contract Owners or Participants. The maximum Separate Account Charges are guaranteed and may not be increased for the life of your Contract.

Market Value Adjustment (“MVA”)

Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner’s death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

Other Charges

We reserve the right to charge for certain taxes that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

Fees for plan services provided by parties other than VALIC or its affiliates maybe assessed to participant accounts upon the direction or authorization of a plan representative. Additional fees may be withdrawn from client accounts in accordance with a client’s independent investment advisory contract. Such withdrawals will be identified on applicable participant account reports or client statements.

Plan loans from the Fixed Account Options may be allowed by your employer’s plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $75 per loan (if permitted under state law) and to limit the number of outstanding loans.

Payout Period

The Payout Period begins when you decide to retire or when you elect to annuitize all or a portion of your Account Value. If your employer’s plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones. If you do not elect a payout option, the payout option will mirror the allocation of investment options in your Contract upon annuitization. For example, if your Account Value is allocated solely to the Variable Account Options upon annuitization and you have not made an election, a variable payout option will be applied, or if your Account Value is allocated to a Fixed Account Option a fixed payout option will be applied. Similarly, if your Account Value is allocated to both Fixed and Variable Account Options, a combination fixed and variable payout option will be applied.

Fixed Payout

Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:

•	Type and duration of payout option chosen;

•	Your age or your age and the age of your survivor(1);

•	Your gender or your gender and the gender of your survivor(1) (IRAs and certain nonqualified Contracts);

•	The portion of your Account Value being applied; and

•	The payout rate being applied and the frequency of the payments.

(1)	This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

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Assumed Investment Rate

An “Assumed Investment Rate” or “AIR” is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected. For example, a higher AIR will generate a higher initial Payout Payment, but as Payout Payments continue they may become smaller, and eventually could be less than if you had initially selected a lower AIR. The frequency of the Payout Payments may lessen to ensure that each Payout Payment is at least $25 per month.

Variable Payout

With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AIR you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the SAI.

In determining your first Payout Payment, an AIR of 3.5% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your AIR, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your AIR, your subsequent payments will be less than your first payment.

Combination Fixed and Variable Payout

With a combination fixed and variable payout, you may choose:

•	From your existing Variable Account Options (payments will vary); with a

•	Fixed payout (payment is fixed and guaranteed).

Partial Annuitization

A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide the Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

Payout Date

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form or through other media approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

The following additional rules also apply when determining the payout date:

•

The earliest payout date for a nonqualified Contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 85, and may not be later than age 85 without VALIC’s consent.

•

The earliest payout date for all other qualified Contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the Contract is issued and the federal tax rules governing such Contracts and plans.

•

Distributions from qualified Contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

•

In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 1/2 even if you are still working for the employer sponsoring the plan.

•

Except in the case of nonqualified Contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 72 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those Contracts may not be postponed until after retirement.

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•

All Contracts require distributions to commence within a prescribed period after the death of the Contract Owner/Participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

•	The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans (“SEPs”) or IRAs, see “Federal Tax Matters” in this prospectus and in the SAI.

Payout Options

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

1.	Life Only — payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the Beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

2.	Life with Guaranteed Period — payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your Beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.

3.	Life with Cash or Unit Refund — payments are made to you during your lifetime. These payments are based upon your life expectancy and will continue for as long as you live. If you do not outlive the life expectancy calculated for you, upon your death, your Beneficiary may receive an additional payment. The additional payment under a fixed annuity, if any, is equal to the fixed annuity value of the Contract Owner’s Account at the time it was valued for the payout date, less the Payout Payments. The additional payment under a variable annuity, if any, is equal to the variable annuity value of the Contract Owner’s Account as of the date we receive Proof of Death, less the Payout Payments.

4.	Joint and Survivor Life — payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment. For example, if the Annuitant dies before receiving a Payout Payment the first Payout Payment will be made to the second designated person. If both the Annuitant and the second designated person die before the first Payout Payment is made, no Payout Payments will be made.

5.	Payment for a Designated Period — payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your Beneficiary until the designated period is completed.

Payout Information

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See “Federal Tax Matters.”

Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.

Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

For more information about payout options or enhancements of those payout options available under the Contract, see the SAI.

Surrender of Account Value

When Surrenders Are Allowed

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

•	allowed under federal and state law; and

•	allowed under your employer’s plan.

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For Purchase Payments that are contributions made under your employer’s plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See “Surrender Restrictions” below.

For an explanation of charges that may apply if you surrender your Account Value, see “Fees and Charges” in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59 1/2.

Delay of payment. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act. In addition, we may defer making payments from of the Fixed Account Options for up to six months, or less, if required by law. If payment is deferred, interest will accrue until the payment is made.

VALIC may be required to suspend or postpone the payment of a withdrawal for more than 7 days when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Account Options is not reasonably practicable; or (4) the SEC, by order, so permits for the protection of Contract Owners.

Surrender Process

If you are allowed to surrender all or a portion of your Account Value during the Purchase Period as noted above, then you must complete a surrender request form or information required in other approved media, and submit it to our Home Office or Annuity Service Center. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of an underlying Fund’s shares have been suspended or postponed. See the applicable Fund prospectus for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

Amount That May Be Surrendered

The amount that may be surrendered during the Purchase Period can be determined as follows:

Allowed Surrender Value	= (equals)	Your Account Value(1) - (minus) Any Applicable Surrender Charge

(1)	Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us. The surrender value in a Fixed Account Option will never be less than the Purchase Payments allocated to the Fixed Account Option (less amounts transferred to a Variable Account Option or withdrawn from the Fixed Account Option).

Surrender Restrictions

Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account. In addition, beginning for contracts issued on or after January 1, 2009, employer contributions and non-elective contributions to a 403(b) annuity contract are subject to restrictions specified in Treasury regulations as specifically imposed under the employer’s plan.

Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

•	death benefits; and

•	certain small amounts approved by the State of Florida.

Under the Louisiana Optional Retirement Plan, retirement benefits must be paid in the form of a lifetime income option.

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Single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA, except for death benefits.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

Partial Surrenders

You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. You may specify an amount to be taken from each Fund or the amount will be distributed pro-rata against all Funds. If you do not specify, the distribution will be taken pro-rata against the Variable Account and Fixed Account Options.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

The amount surrendered from the Variable Account Option + (plus) Any surrender charge	÷ (divided by)	Your Purchase Units next computed after the written request for surrender is received at our Home Office

The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter. If your Account Value falls below a certain dollar amount and you do not make a Purchase Payment over a certain period of time, as specified in your Contract, we may close your account and pay the Account Value to you.

Systematic Withdrawals

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract (“No Charge” systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:

•	Payments to be made to you; and

•	Payment over a stated period of time, but not less than five years; and

•	Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a “No Charge” systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a “No Charge” systematic withdrawal may not be elected again. Systematic withdrawals that are not “No Charge” systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.

Distributions Required by Federal Tax Law

There will be no surrender charge on RMD’s if the withdrawal:

•	Is made payable to you; and

•	Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the investment options in which you are invested, including the Multi-Year Option. This Contract feature will not be available in any year that an amount has been withdrawn under the “No Charge” systematic withdrawal method. See “Federal Tax Matters” for more information about required distribution rules.

Exchange Privilege

From time to time, we may offer to exchange certain fixed or variable contracts into Portfolio Director. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

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Death Benefits

The Contracts will pay death benefits during either the Purchase Period or the Payout Period.

The Process

VALIC requires that complete and acceptable documentation and paperwork be received from the Beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death or a written statement by an attending physician. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.

If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit will be payable.

Beneficiary Information

The Beneficiary may receive death benefits:

•	In a lump sum;

•	In the form of an annuity under any of the Payout Options;

•	In partial payments over the Beneficiary’s life expectancy (where permitted); or

•	In a manner mutually agreeable between the Beneficiary and VALIC that is in accordance with applicable laws and regulations.

Payment of any death benefits must be within the time limits set by federal tax law, if any. In the case of an IRA, a spousal Beneficiary may continue the Contract or may roll the funds over to an IRA. If the Beneficiary elects a life annuity for a designated or fixed period, the guarantee period cannot exceed the Beneficiary’s life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contract.

Special Information for Nonqualified Contracts

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant’s death. However, the Contract will be assigned to the contingent owner, if any, or to the Contract Owner’s estate. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See “Federal Tax Matters.”

During the Purchase Period

Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contract, even if invested in Variable Account Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals.

As indicated above, a Contract Owner may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.

Death Benefit Before Age of 70

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70, provided that the benefit is available in your state.

The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

Step 1:    Determine your Fixed Account Option Value by taking the greater of:

Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Fixed Account Option
– (minus)
Amount of all prior withdrawals from the Fixed Account Option, charges and any portion of Account Value applied under a Payout Option

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Step 2:    Determine your Variable Account Option Value by taking the greater of:

Value of Variable Account Options on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Variable Account Options
– (minus)
Amount of prior withdrawals (out of) or transfers (out of) the Variable Account Options
+ (plus)
Interest at an annual rate as specified in your Contract

Step 3:    Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

This value may be adjusted if the total amount of any death benefit exceeds the Account Value.

Death Benefit On or After Age 70

The standard death benefit is payable if death occurs on or after age 70, or at any age in a state where the interest guaranteed death benefit is not available.

The standard death benefit will be the greater of:

Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments (to Fixed and/or Variable Account Options)
–	(minus)
Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

Adjusted Purchase Payment Amount

The information below is applicable to you only if you received a Death Benefit Endorsement or Amendatory Endorsement with your Contract or certificate.

If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:

A.	100% of Purchase Payments
-	(minus)
B.	Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
+	(plus)
C.	Interest on the result of A minus B at an annual rate as specified in your Contract (see below).

Each “Gross Withdrawal” is calculated by multiplying the Adjusted Purchase Payment Amount by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Adjusted Purchase Payment Amount. The interest adjustment in C. above is added only if you are under age 70 at the time of death.

The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser amount is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.

During the Payout Period

If the Annuitant dies during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the “Payout Period” section of this prospectus.

•	If the life only option or joint and survivor life option was chosen, there will be no death benefit.

•

If the life with guaranteed period option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

1.	Receive the present value of any remaining payments in a lump sum; or

2.	Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or

3.	Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under the Contract and/or under federal tax law, including additional permitted delays before beginning distributions, as well as being able to continue the Contract as their own and not as a beneficiary account.

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Other Contract Features

Changes That May Not Be Made

The following terms in the Contracts may not be changed once your account has been established:

•	The Contract Owner (except for an individual nonqualified Contract);

•	The Participant; and

•	The Annuitant.

Change of Beneficiary

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant’s estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner’s estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary’s estate.

Contingent Owner

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

Cancellation — The “Free Look” Period

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 20 days after it is received. (A longer period will be allowed if required under state law.) See “Appendix C — State Contract Variability.” The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the “free look” period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the “Free Look” period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. Generally, the amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. Additionally, all Contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your Contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your Contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the Account Value on the day we receive your request in good order at the Annuity Service Center. The Contract will be void once we issue a refund.

We Reserve Certain Rights

We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different fees, expenses, objectives, strategies and risks.

We may restrict your ability to combine Contracts and may modify or suspend or impose additional or different conditions with respect to options available under the Contracts, as may be allowed by federal or state law. We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.

We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.

Relationship to Employer’s Plan

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contracts in this prospectus.

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Voting Rights

As discussed in the “About VALIC Separate Account A” section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

Who May Give Voting Instructions

During the Purchase Period, subject to any contrary provisions in the plan, the Contract Owner, Participant, or Beneficiary will have the right to give voting instructions to VALIC Separate Account A for the shareholder meetings, except as noted below. Proxy material and a form on which voting instructions may be given before the shareholder meeting is held will be mailed in advance of any shareholder meeting. Please vote each card received.

Participants in a nonqualified unfunded deferred compensation plan will not have the right to give voting instructions.

Determination of Fund Shares Attributable to Your Account

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or after a Death Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

How Fund Shares Are Voted

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received. One effect of proportional voting is that a small number of Contract Owners may determine the outcome of a vote. In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

In the event that shares of a Fund are owned by VALIC or an affiliated insurance company for their own benefit, such shares will be voted proportionally based on instructions received from Contract Owners.

Federal Tax Matters

The Contracts provide tax-deferred accumulation over time, but may be subject to certain federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under “Premium Tax Charge.” Discussions regarding the tax treatment of any annuity contract or retirement plans and programs are intended for general purposes only and are not intended as tax advice, either general or individualized, nor should they be interpreted to provide any predictions or guarantees of a particular tax treatment. Such discussions generally are based upon the Company’s understanding of current tax rules and interpretations, and may include areas of those rules that are more or less clear or certain. Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have retroactive effect as well. You should seek competent tax or legal advice, as you deem necessary or appropriate, regarding your own circumstances.

Types of Plans

Tax rules vary, depending on whether the Contract is offered under your employer’s tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

•	Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations;

•	Section 401(a), 403(a) and 401(k) qualified plans (including plans for self-employed individuals);

•	Section 408(b) traditional IRAs;

•	Section 408A Roth IRAs;

•	Section 457 deferred compensation plans of governmental and tax-exempt employers;

•	Section 408(k) SEPs and SARSEPs; and

•	Section 408(p) SIMPLE retirement accounts.

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Contributions under any of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax (or Roth) contributions. Contracts purchased under these retirement arrangements are “Qualified Contracts.”

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.

In addition, the Contracts may be used as “Nonqualified Contracts.” Such nonqualified Contracts may be used to “informally” fund nonqualified deferred compensation plans, or they may serve as individual annuity contracts issued outside of the context of any formal employer-sponsored retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts (note, life insurance is an example only and is not otherwise addressed herein). The restriction on including publicly available funds in nonqualified annuity contracts results from a longstanding IRS position articulated in a 1981 Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.

Tax Consequences in General

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. Purchase Payments also can be made outside of an employer-sponsored retirement program (e.g., a non-qualified deferred annuity contract or IRA). After-tax Purchase Payments, including after-tax employee contributions, generally constitute “investment in the Contract.” All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as “amounts not received as an annuity” in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 59½ are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. Note that a distribution from a 457(b) plan is not subject to the 10% tax penalty. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please consult with your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

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The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year made directly to an insurer for health, life and accident insurance by certain retired public safety officers. The Disaster Tax Relief and Airport and Airway Extension Act of 2017 and the Tax Cuts and Jobs Act of 2017 provided relief from the 10% early withdrawal penalty tax for qualified 2016 disaster distributions from retirement funds.

On March 30, 2010, the Health Care and Education Reconciliation Act (“Reconciliation Act”) was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of investment income in excess of applicable thresholds for Modified Adjusted Gross Income ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see final paragraph in this section). This new tax generally does not apply to Qualified Contracts; however, taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

On December 20, 2019 the Setting Every Community Up for Retirement Enhancement (SECURE) Act was signed into law as part of larger appropriations legislation. The SECURE Act includes many provisions affecting Qualified Contracts, some of which became effective upon enactment or on January 1, 2020, and certain provisions were retroactively effective. Some of the provisions effective January 1 include: an increase in the age at which required minimum distributions (RMDs) generally must commence, to age 72, from the previous age of 70 ½; new limitations on the period for beneficiary distributions following the death of the plan participant or IRA owner; elimination of the age 70 ½ restriction on IRA contributions (combined with an offset to the amount of eligible qualified charitable distributions (QCDs) by the amount of post-70 ½ IRA contributions); a new exception to the 10% additional tax on early distributions, for the birth or adoption of a child, which also became an allowable plan distribution event; and, reduction of the earliest permissible age for in-service distributions from pension plans and certain Section 457 plans to 59 ½. The foregoing is not an exhaustive list. The SECURE Act included many additional provisions affecting Qualified Contracts.

In 2019 the IRS issued multiple letter rulings to individual insurance companies recognizing the ability, in specific circumstances, to treat the payment of investment advisory fees to an investment advisor out of nonqualified contracts as non-taxable withdrawals from the contracts. IRS letter rulings generally may only be relied upon by the party to whom they are issued.

The Coronavirus Aid, Relief, and Economic Security (CARES) Act, which was signed into law on March 27, 2020, provides greater access to assets held in tax-qualified retirement plans and IRAs. The relief provided in the Act:

•	Expands distribution and loan (including loan repayment) rules for certain retirement accounts in employer plans and IRAs, for qualifying distributions;

•	Waives the 10% additional tax on the qualifying distributions, if they are considered early distributions (generally, distributions prior to age 59 1/2); and

•	Provides a temporary waiver of required minimum distributions from qualifying retirement plans and IRAs which were due to be paid in 2020.

Some provisions in the Act are subject to the terms of an employer’s retirement plan.

It is the understanding of VALIC, confirmed by IRS Revenue Procedure 99-44, that a Qualified Contract described in section 401(a), 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available Mutual Funds.

It is also the understanding of VALIC that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to nonqualified Contracts that are owned by non-natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

Important Information Regarding 403(b) Regulations

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that became largely effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final

35

regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 24, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer’s 403(b) plan upon its establishment, but no later than by January 1, 2009.

The rules in the final regulations generally do not affect a participant’s ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer’s plan.

As a general matter, many Contracts that have received plan contributions after 2004, and all Contracts that have received plan contributions after 2008, are required to be included in the plan and in the plan’s administrative coordination, even if the investment provider and the Contract are no longer permitted to receive new contributions and/or transfers. However, IRS guidance generally permits a plan sponsor to exclude a Contract where the plan sponsor has otherwise made a good faith effort to include the Contract issued by a provider that ceased to receive contributions prior to January 1, 2009, as well as such Contracts maintained by certain former employees. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. In addition, a Contract maintained under a plan subject to the requirements of ERISA may be required to be included in the plan regardless of whether it remains eligible to receive contributions after a specified date. The foregoing discussion is intended as a general discussion of the requirements only, and you may wish to discuss the requirements of the regulations and/or the general information above with your tax advisor.

Legal Proceedings

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 27, 2021, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.

Financial Statements

The financial statements of the Company and the Separate Account and American Home (if applicable to you) are available on the SEC’s web site (http://www.sec.gov). You may request a free copy of the SAI, which includes the financial statements, by contacting our Annuity Service Center at 1-800-448-2542 or by mail at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. We encourage both existing and prospective contract owners to read and understand the financial statements.

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Appendix A — Selected Purchase Unit Data

Purchase units shown are for a Purchase Unit outstanding throughout the year for each Variable Account Option.*

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
VALIC Company I
Asset Allocation Fund (Division 5)	2020	1.806	2.010	43,262
	2019	1.572	1.806	44,161
	2018	1.735	1.572	10,084
	2017	1.538	1.735	2
	2016	1.439	1.538	—
	2015	1.452	1.439	—
	2014	1.383	1.452	—
	2013	1.198	1.383	—
	2012	1.061	1.198	—
	2011	1.056	1.061	—
Blue Chip Growth Fund (Division 72)	2020	3.218	4.307	343,874
	2019	2.489	3.218	339,252
	2018	2.451	2.489	95,110
	2017	1.806	2.451	45,567
	2016	1.798	1.806	—
	2015	1.626	1.798	—
	2014	1.496	1.626	—
	2013	1.064	1.496	—
	2012	0.904	1.064	—
	2011	0.895	0.904	—
Capital Conservation Fund (Division 7)**	2020	1.498	1.614	3,028,718
	2019	1.372	1.498	1,577,159
	2018	1.393	1.372	1,393,589
	2017	1.351	1.393	429,547
	2016	1.327	1.351	—
	2015	1.329	1.327	—
	2014	1.259	1.329	—
	2013	1.295	1.259	—
	2012	1.226	1.295	—
	2011	1.152	1.226	—
Core Equity Fund (Division 15)***	2020	2.182	2.594	193,970
	2019	1.704	2.182	1,355,957
	2018	1.835	1.704	238,952
	2017	1.522	1.835	258,465
	2016	1.356	1.522	304,252
	2015	1.387	1.356	316,087
	2014	1.249	1.387	326,215
	2013	0.930	1.249	445,827
	2012	0.817	0.930	488,713
	2011	0.825	0.817	550,266
Dividend Value Fund (Division 21)	2020	2.085	2.088	1,633,095
	2019	1.695	2.085	1,434,777
	2018	1.870	1.695	727,437
	2017	1.590	1.870	453,454
	2016	1.368	1.590	368,553
	2015	1.383	1.368	403,968
	2014	1.271	1.383	428,835
	2013	0.981	1.271	425,988
	2012	0.875	0.981	470,248
	2011	0.812	0.875	617,340
Dynamic Allocation Fund (Division 103)	2020	1.441	1.441	7,162
	2019	1.441	1.441	5,049
	2018	1.441	1.441	—
	2017	1.204	1.441	—
	2016	1.153	1.204	—
	2015	1.213	1.153	—
	2014	1.168	1.213	—
	2013	0.998	1.168	—
	2012	—	0.998	—

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
Emerging Economies Fund (Division 87)	2020	0.842	0.968	29,524,076
	2019	0.702	0.842	30,311,098
	2018	0.874	0.702	29,937,938
	2017	0.621	0.874	28,946,289
	2016	0.560	0.621	27,547,170
	2015	0.657	0.560	26,987,885
	2014	0.699	0.657	25,959,253
	2013	0.772	0.699	26,065,754
	2012	0.609	0.722	25,273,647
	2011	0.703	0.609	25,013,285
Global Real Estate Fund (Division 101)	2020	1.853	1.733	217,890
	2019	1.495	1.853	297,685
	2018	1.597	1.495	143,833
	2017	1.408	1.597	82,402
	2016	1.383	1.408	—
	2015	1.388	1.383	—
	2014	1.243	1.388	—
	2013	1.194	1.243	—
	2012	0.915	1.194	—
	2011	0.999	0.915	—
Global Strategy Fund (Division 88)	2020	1.632	1.684	63,233
	2019	1.491	1.632	167,935
	2018	1.632	1.491	130,607
	2017	1.443	1.632	133,755
	2016	1.376	1.443	—
	2015	1.450	1.376	—
	2014	1.430	1.450	—
	2013	1.208	1.430	—
	2012	1.015	1.208	—
	2011	1.042	1.015	—
Government Money Market I Fund (Division 6)	2020	1.017	1.016	14,048,173
	2019	1.005	1.017	7,304,058
	2018	0.996	1.005	6,257,520
	2017	0.996	0.996	5,696,817
	2016	1.000	0.996	5,554,358
	2015	1.004	1.000	5,711,316
	2014	1.008	1.004	5,987,050
	2013	1.012	1.008	6,328,816
	2012	1.016	1.012	7,493,542
	2011	1.019	1.016	6,438,760
Government Securities Fund (Division 8)	2020	1.379	1.465	1,645,858
	2019	1.300	1.379	1,110,062
	2018	1.299	1.300	975,623
	2017	1.278	1.299	427,574
	2016	1.268	1.278	—
	2015	1.263	1.268	—
	2014	1.201	1.263	—
	2013	1.259	1.201	—
	2012	1.219	1.259	—
	2011	1.115	1.219	—
Growth Fund (Division 78)	2020	2.728	3.853	13,211,444
	2019	2.077	2.728	14,415,336
	2018	2.145	2.077	14,535,316
	2017	1.653	2.145	14,985,015
	2016	1.584	1.653	15,437,025
	2015	1.543	1.584	16,153,678
	2014	1.399	1.543	16,691,462
	2013	1.071	1.399	17,558,015
	2012	0.936	1.071	17,904,493
	2011	0.946	0.936	18,313,511

*	The 2011 data for the Invesco Balanced-Risk Commodity Strategy Fund begins on November 1, 2011, the date this Division was added to Portfolio Director. On March 23, 2012, the Lou Holland Growth Fund was merged into American Beacon Holland Large Cap Growth Fund. The data for 2011 and prior periods for the American Beacon Holland Large Cap Growth Fund (later referred to as the American Beacon Bridgeway Large Cap Growth II Fund) reflects the data for the Lou Holland Growth Fund. The 2012 data for the Dynamic Allocation Fund begins on December 26, 2012, the date this Division was added to Portfolio Director. While the T. Rowe Price Retirement Funds were added as Divisions on December 17, 2014, investments in the Divisions did not occur until 2015. On December 15, 2017, the American Beacon Bridgeway Large Cap Growth II Fund (formerly, the American Beacon Holland Large Cap Growth Fund) (“replaced option”) merged with and into the American Beacon Bridgeway Large Cap Growth Fund (“surviving option”). The surviving option, American Beacon Bridgeway Large Cap Growth Fund, was added as a Variable Account Option in your prospectus on such date.
**	This Variable Account Option no longer invests in the applicable Fund as of May 24, 2021, as a result of a reorganization of certain VALIC Company I and VALIC Company II Funds into certain VALIC Company I Funds.
***	This Variable Account Option no longer invests in the applicable Fund as of April 19, 2021, as a result of a reorganization of certain VALIC Company I and VALIC Company II Funds into certain VALIC Company I Funds.

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
Health Sciences Fund (Division 73)*	2020	4.906	6.332	211,478
	2019	3.823	4.906	188,405
	2018	3.801	3.823	39,383
	2017	2.990	3.801	21,437
	2016	3.354	2.990	—
	2015	2.989	3.354	—
	2014	2.281	2.989	—
	2013	1.516	2.281	—
	2012	1.156	1.516	—
	2011	1.050	1.156	—
Inflation Protected Fund (Division 77)	2020	1.416	1.535	94,661
	2019	1.308	1.416	380,553
	2018	1.344	1.308	331,320
	2017	1.287	1.344	63,529
	2016	1.244	1.287	—
	2015	1.288	1.244	—
	2014	1.256	1.288	—
	2013	1.356	1.256	—
	2012	1.260	1.356	—
	2011	1.149	1.260	—
International Equities Fund (Division 11)	2020	1.055	1.129	6,027,464
	2019	0.874	1.055	2,582,176
	2018	1.017	0.874	1,787,004
	2017	0.821	1.017	965,195
	2016	0.814	0.821	—
	2015	0.826	0.814	—
	2014	0.877	0.826	—
	2013	0.740	0.877	—
	2012	0.635	0.740	—
	2011	0.733	0.635	—
International Government Bond Fund (Division 13)	2020	1.422	1.562	45,543
	2019	1.313	1.422	57,366
	2018	1.361	1.313	43,305
	2017	1.264	1.361	38,612
	2016	1.223	1.264	25,485
	2015	1.270	1.223	26,178
	2014	1.258	1.270	39,131
	2013	1.339	1.258	45,158
	2012	1.237	1.339	45,911
	2011	1.189	1.237	47,868
International Growth Fund (Division 20)	2020	1.505	2.010	2,853,427
	2019	1.139	1.505	1,994,406
	2018	1.244	1.139	1,377,718
	2017	0.979	1.244	1,021,600
	2016	1.011	0.979	—
	2015	1.020	1.011	—
	2014	1.060	1.020	—
	2013	0.882	1.060	—
	2012	0.737	0.882	—
	2011	0.820	0.737	—
International Socially Responsible Fund (Division 12)	2020	8.516	9.155	10,346,144
	2019	1.450	1.820	2,444,252
	2018	1.590	1.450	2,259,720
	2017	1.301	1.590	1,902,154
	2016	1.222	1.301	532,617
	2015	1.230	1.222	594,132
	2014	1.144	1.230	639,398
	2013	0.891	1.144	683,533
	2012	0.763	0.891	761,636
	2011	0.816	0.763	901,405

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
International Value Fund (Division 89)	2020	1.073	1.122	1,249,944
	2019	0.926	1.073	1,253,983
	2018	1.131	0.926	1,201,541
	2017	0.970	1.131	3,401,977
	2016	0.869	0.970	645,757
	2015	0.941	0.869	667,073
	2014	1.070	0.941	712,417
	2013	0.851	1.070	754,329
	2012	0.719	0.851	800,656
	2011	0.830	0.719	856,633
Large Cap Core Fund (Division 76)*	2020	2.921	3.551	57,642
	2019	2.212	2.921	71,175
	2018	2.433	2.212	32,006
	2017	2.012	2.433	3,179
	2016	1.860	2.012	—
	2015	1.812	1.860	—
	2014	1.606	1.812	—
	2013	1.185	1.606	—
	2012	1.003	1.185	—
	2011	1.018	1.003	—
Large Capital Growth Fund (Division 79)	2020	2.558	3.120	4,490,050
	2019	1.835	2.558	4,151,045
	2018	1.830	1.835	3,898,966
	2017	1.429	1.830	3,729,899
	2016	1.352	1.429	3,504,038
	2015	1.357	1.352	3,429,459
	2014	1.223	1.357	3,356,025
	2013	0.933	1.223	3,438,655
	2012	0.833	0.933	3,315,650
	2011	0.891	0.833	3,275,187
Mid Cap Index Fund (Division 4)	2020	2.530	2.855	15,878,246
	2019	2.021	2.530	16,963,586
	2018	2.291	2.021	16,867,865
	2017	1.984	2.291	16,412,718
	2016	1.652	1.984	16,164,247
	2015	1.701	1.652	16,472,836
	2014	1.561	1.701	16,159,043
	2013	1.117	1.561	16,300,336
	2012	1.006	1.177	16,362,767
	2011	1.030	1.006	17,208,438
Mid Cap Strategic Growth Fund (Division 83)	2020	2.271	3.037	2,179,223
	2019	1.656	2.271	2,334,210
	2018	1.745	1.656	2,291,327
	2017	1.387	1.745	2,311,515
	2016	1.270	1.387	2,005,070
	2015	1.309	1.270	2,169,804
	2014	1.274	1.309	2,279,202
	2013	0.922	1.274	2,328,211
	2012	0.848	0.922	2,408,362
	2011	0.913	0.848	2,533,256
Nasdaq-100® Index Fund (Division 46)	2020	3.966	5.844	196,470
	2019	2.871	3.966	156,323
	2018	2.901	2.871	25,919
	2017	2.202	2.901	6,568
	2016	2.071	2.202	—
	2015	1.904	2.071	—
	2014	1.611	1.904	—
	2013	1.187	1.611	—
	2012	1.010	1.187	—
	2011	0.985	1.010	—

*	This Variable Account Option no longer invests in the applicable Fund as of April 19, 2021, as a result of a reorganization of certain VALIC Company I and VALIC Company II Funds into certain VALIC Company I Funds.

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
Science & Technology Fund (Division 17)	2020	3.717	5.805	11,075,584
	2019	2.676	3.717	11,837,970
	2018	2.727	2.676	12,192,395
	2017	1.937	2.727	12,271,930
	2016	1.812	1.937	12,546,226
	2015	1.687	1.812	13,220,996
	2014	1.480	1.687	13,018,561
	2013	1.043	1.480	13,486,502
	2012	0.934	1.043	13,961,764
	2011	0.997	0.934	14,977,996
Small Cap Aggressive Growth Fund (Division 86)*	2020	3.154	4.328	1,023,795
	2019	2.285	3.154	424,666
	2018	2.503	2.285	231,936
	2017	1.823	2.503	15,262
	2016	1.798	1.823	—
	2015	1.778	1.798	—
	2014	1.624	1.778	—
	2013	1.089	1.624	—
	2012	0.950	1.089	—
	2011	1.063	0.950	—
Small Cap Fund (Division 18)*	2020	2.416	2.958	506,763
	2019	1.874	2.416	149,867
	2018	2.041	1.874	108,202
	2017	1.786	2.041	20,109
	2016	1.555	1.786	5,406
	2015	1.640	1.555	5,406
	2014	1.583	1.640	5,406
	2013	1.132	1.583	5,406
	2012	0.981	1.132	—
	2011	0.993	0.981	—
Small Cap Index Fund (Division 14)	2020	2.227	2.651	9,631,897
	2019	1.787	2.227	10,556,608
	2018	2.021	1.787	10,513,311
	2017	1.774	2.021	10,767,348
	2016	1.470	1.774	11,064,916
	2015	1.545	1.470	11,314,841
	2014	1.481	1.545	11,330,492
	2013	1.072	1.481	11,466,084
	2012	0.928	1.072	11,303,009
	2011	0.973	0.928	11,533,659
Small Cap Special Values Fund (Division 84)	2020	2.237	2.030	187,840
	2019	1.745	2.237	168,403
	2018	2.030	1.745	358
	2017	1.832	2.030	—
	2016	1.417	1.832	—
	2015	1.485	1.417	—
	2014	1.394	1.485	—
	2013	1.007	1.394	—
	2012	0.883	1.007	—
	2011	0.933	0.883	—
Small Mid Growth Fund (Division 85)**	2020	2.457	3.724	28,289
	2019	1.789	2.457	34,749
	2018	1.897	1.789	7,200
	2017	1.490	1.897	11
	2016	1.493	1.490	—
	2015	1.509	1.493	—
	2014	1.364	1.509	—
	2013	1.016	1.364	—
	2012	0.914	1.016	—
	2011	0.960	0.914	—

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
Stock Index Fund (Division 10)	2020	2.475	2.909	37,349,995
	2019	1.896	2.475	40,225,058
	2018	1.997	1.896	41,932,579
	2017	1.652	1.997	43,756,700
	2016	1.486	1.652	45,223,999
	2015	1.476	1.486	46,527,786
	2014	1.309	1.476	47,538,056
	2013	0.996	1.309	49,302,961
	2012	0.865	0.996	50,955,871
	2011	0.853	0.865	52,636,131
Systematic Core Fund (Division 16)	2020	2.136	2.621	67,123
	2019	1.641	2.136	53,396
	2018	1.749	1.641	9,154
	2017	1.451	1.749	1,154
	2016	1.309	1.451	—
	2015	1.316	1.309	—
	2014	1.158	1.316	—
	2013	0.876	1.158	—
	2012	0.776	0.876	—
	2011	0.814	0.776	—
Systematic Value Fund (Division 75)	2020	2.115	2.045	92
	2019	1.715	2.115	72
	2018	1.944	1.715	69
	2017	1.652	1.944	13
	2016	1.457	1.652	—
	2015	1.483	1.457	—
	2014	1.384	1.483	—
	2013	1.018	1.384	—
	2012	0.897	1.018	—
	2011	0.886	0.897	—
Value Fund (Division 74)**	2020	1.920	1.955	35,987
	2019	1.513	1.920	14,004
	2018	1.685	1.513	10,949
	2017	1.467	1.685	8,600
	2016	1.300	1.467	—
	2015	1.348	1.300	—
	2014	1.215	1.348	—
	2013	0.930	1.215	—
	2012	0.799	0.930	—
	2011	0.820	0.799	—
VALIC Company II*
Aggressive Growth Lifestyle Fund (Division 48)*	2020	1.935	2.192	287,077
	2019	1.575	1.935	167,606
	2018	1.726	1.575	77,435
	2017	1.487	1.726	12,425
	2016	1.369	1.487	—
	2015	1.383	1.369	—
	2014	1.328	1.383	—
	2013	1.090	1.328	—
	2012	0.948	1.090	—
	2011	0.951	0.948	—
Capital Appreciation Fund (Division 39)*	2020	2.391	3.075	3,433
	2019	1.876	2.391	434
	2018	1.859	1.876	60
	2017	1.505	1.859	22
	2016	1.477	1.505	—
	2015	1.398	1.477	—
	2014	1.289	1.398	—
	2013	0.949	1.289	—
	2012	0.806	0.949	—
	2011	0.822	0.806	—

*	This Variable Account Option no longer invests in the applicable Fund as of May 24, 2021, as a result of a reorganization of certain VALIC Company I and VALIC Company II Funds into certain VALIC Company I Funds.
**	This Variable Account Option no longer invests in the applicable Fund as of April 19, 2021, as a result of a reorganization of certain VALIC Company I and VALIC Company II Funds into certain VALIC Company I Funds.

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
Conservative Growth Lifestyle Fund (Division 50)*	2020	1.788	1.638	127,625
	2019	1.537	1.788	125,426
	2018	1.638	1.537	140,819
	2017	1.488	1.638	—
	2016	1.398	1.488	—
	2015	1.419	1.398	—
	2014	1.371	1.419	—
	2013	1.256	1.371	—
	2012	1.124	1.256	—
	2011	1.088	1.124	—
Core Bond Fund (Division 58)*	2020	1.652	1.793	8,574,029
	2019	1.498	1.652	7,428,956
	2018	1.531	1.498	7,255,873
	2017	1.466	1.531	6,981,579
	2016	1.420	1.466	6,812,963
	2015	1.425	1.420	6,508,962
	2014	1.353	1.425	6,578,063
	2013	1.380	1.353	6,786,151
	2012	1.287	1.380	7,310,233
	2011	1.214	1.287	7,386,819
Government Money Market II Fund (Division 44)*	2020	1.048	1.049	355,606
	2019	1.033	1.048	107,144
	2018	1.021	1.033	47,476
	2017	1.019	1.021	101
	2016	1.021	1.019	—
	2015	1.022	1.021	—
	2014	1.024	1.022	—
	2013	1.025	1.024	—
	2012	1.026	1.025	—
	2011	1.028	1.026	—
High Yield Bond Fund (Division 60)*	2020	1.815	1.934	1,094,504
	2019	1.581	1.815	1,251,877
	2018	1.636	1.581	957,325
	2017	1.519	1.636	374,108
	2016	1.347	1.519	—
	2015	1.400	1.347	—
	2014	1.364	1.400	—
	2013	1.298	1.364	—
	2012	1.143	1.298	—
	2011	1.097	1.143	—
International Opportunities Fund (Division 33)*	2020	1.361	1.589	252,858
	2019	1.084	1.361	1,365,591
	2018	1.316	1.084	1,235,774
	2017	0.946	1.316	198,443
	2016	0.953	0.946	—
	2015	0.880	0.953	—
	2014	0.929	0.880	—
	2013	0.768	0.929	—
	2012	0.630	0.768	—
	2011	0.785	0.630	—
Large Cap Value Fund (Division 40)**	2020	1.884	1.938	70,821
	2019	1.486	1.884	43,350
	2018	1.656	1.486	10,967
	2017	1.441	1.656	9,836
	2016	1.233	1.441	—
	2015	1.270	1.233	—
	2014	1.149	1.270	—
	2013	0.850	1.149	—
	2012	0.728	0.850	—
	2011	0.762	0.728	—

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
Mid Cap Growth Fund (Division 37)**	2020	2.075	2.585	601,582
	2019	1.567	2.075	200,256
	2018	1.695	1.567	10,258
	2017	1.290	1.695	4,939
	2016	1.234	1.290	—
	2015	1.248	1.234	—
	2014	1.223	1.248	—
	2013	0.935	1.223	—
	2012	0.841	0.935	—
	2011	0.887	0.841	—
Mid Cap Value Fund (Division 38)*	2020	2.119	2.193	4,685,562
	2019	1.630	2.119	4,780,574
	2018	1.922	1.630	4,786,475
	2017	1.681	1.922	4,763,433
	2016	1.476	1.681	5,035,062
	2015	1.499	1.476	5,183,910
	2014	1.407	1.499	5,415,515
	2013	1.049	1.407	5,821,796
	2012	0.862	1.049	5,777,541
	2011	0.947	0.862	6,054,958
Moderate Growth Lifestyle Fund (Division 49)*	2020	1.948	2.188	687,885
	2019	1.618	1.948	474,010
	2018	1.743	1.618	378,949
	2017	1.536	1.743	32,936
	2016	1.419	1.536	—
	2015	1.435	1.419	—
	2014	1.378	1.435	—
	2013	1.184	1.378	—
	2012	1.043	1.184	—
	2011	1.031	1.043	—
Small Cap Growth Fund (Division 35)*	2020	2.957	2.259	2,823
	2019	2.151	2.957	99,005
	2018	2.259	2.151	39,824
	2017	1.600	2.259	2,823
	2016	1.486	1.600	—
	2015	1.506	1.486	—
	2014	1.508	1.506	—
	2013	1.023	1.508	—
	2012	0.912	1.023	—
	2011	0.953	0.912	—
Small Cap Value Fund (Division 36)*	2020	1.940	2.028	2,742,168
	2019	1.630	1.940	3,032,142
	2018	1.934	1.630	3,117,000
	2017	1.845	1.934	3,129,105
	2016	1.421	1.845	3,244,456
	2015	1.522	1.421	3,331,031
	2014	1.445	1.522	3,319,359
	2013	1.062	1.445	3,499,632
	2012	0.924	1.062	3,377,292
	2011	1.004	0.924	3,777,447
Strategic Bond Fund (Division 59)*	2020	1.743	1.886	482,354
	2019	1.568	1.743	392,364
	2018	1.628	1.568	59,663
	2017	1.526	1.628	926
	2016	1.413	1.526	—
	2015	1.443	1.413	—
	2014	1.390	1.443	—
	2013	1.389	1.390	—
	2012	1.237	1.389	—
	2011	1.188	1.237	—
U.S. Socially Responsible Fund (Division 41)*	2020	2.669	3.087	197,018
	2019	2.030	2.669	420,636
	2018	2.144	2.030	282,023
	2017	1.780	2.144	175,085
	2016	1.611	1.780	—
	2015	1.595	1.611	—
	2014	1.383	1.595	—
	2013	1.023	1.383	—
	2012	0.889	1.023	—
	2011	0.879	0.889	—

*	This Variable Account Option no longer invests in the applicable Fund as of May 24, 2021, as a result of a reorganization of certain VALIC Company I and VALIC Company II Funds into certain VALIC Company I Funds.
**	This Variable Account Option no longer invests in the applicable Fund as of April 19, 2021, as a result of a reorganization of certain VALIC Company I and VALIC Company II Funds into certain VALIC Company I Funds.

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
Public Funds
American Beacon Bridgeway Large Cap Growth Fund (Division 90)	2020	1.222	1.631	77,909
	2019	0.943	1.222	79,700
	2018	1.041	0.943	12,281
	2017	1.709	1.041	364
	2016	1.684	1.709	—
	2015	1.590	1.684	—
	2014	1.492	1.590	—
	2013	1.133	1.492	—
	2012	1.014	1.133	—
	2011	0.985	1.014	—
Ariel Appreciation Fund (Division 69)	2020	2.334	2.496	4,993,299
	2019	1.881	2.334	5,184,483
	2018	2.196	1.881	6,442,253
	2017	1.915	2.196	5,647,254
	2016	1.707	1.915	6,025,047
	2015	1.827	1.707	6,256,812
	2014	1.696	1.827	6,378,743
	2013	1.165	1.696	6,429,331
	2012	0.980	1.165	6,117,678
	2011	1.062	0.980	6,119,585
Ariel Fund (Division 68)	2020	2.229	2.443	8,766,465
	2019	1.795	2.229	9,541,660
	2018	2.088	1.795	10,034,303
	2017	1.809	2.088	10,008,212
	2016	1.571	1.809	10,434,963
	2015	1.645	1.571	10,883,086
	2014	1.489	1.645	10,359,026
	2013	1.033	1.489	10,533,301
	2012	0.862	1.033	10,359,474
	2011	0.976	0.862	10,371,335
Invesco Balanced-Risk Commodity Strategy Fund (Division 102)	2020	0.636	0.697	207,230
	2019	0.611	0.636	484,325
	2018	0.697	0.611	333,544
	2017	0.667	0.697	—
	2016	0.598	0.667	—
	2015	0.719	0.598	—
	2014	0.857	0.719	—
	2013	0.999	0.857	—
	2012	0.968	0.999	—
	2011	—	0.968	—
T Rowe Price Retirement 2015 (Division 104)	2020	1.312	1.468	214,111
	2019	1.126	1.312	116,697
	2018	1.182	1.126	39,577
	2017	1.049	1.182	1,786
	2016	0.984	1.049	2,965
	2015	—	0.984	—
T Rowe Price Retirement 2020 (Division 105)	2020	1.355	1.524	199,366
	2019	1.142	1.355	124,320
	2018	1.210	1.142	58,462
	2017	1.052	1.210	14,690
	2016	0.986	1.052	5,228
	2015	—	0.986	—
T Rowe Price Retirement 2025 (Division 106)	2020	1.390	1.583	1,314,959
	2019	1.157	1.390	620,736
	2018	1.233	1.157	203,030
	2017	1.055	1.233	54,563
	2016	0.987	1.055	32,060
	2015	—	0.987	—

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
T Rowe Price Retirement 2030 (Division 107)	2020	1.422	1.637	277,679
	2019	1.168	1.422	167,234
	2018	1.254	1.168	93,789
	2017	1.057	1.254	67,311
	2016	0.988	1.057	12,607
	2015	—	0.988	—
T Rowe Price Retirement 2035 (Division 108)	2020	1.445	1.680	426,350
	2019	1.175	1.445	254,859
	2018	1.271	1.175	120,501
	2017	1.058	1.271	2,872
	2016	0.990	1.058	—
	2015	—	0.990	—
T Rowe Price Retirement 2040 (Division 109)	2020	1.464	1.717	263,266
	2019	1.182	1.464	166,925
	2018	1.282	1.182	100,142
	2017	1.058	1.282	48,684
	2016	0.990	1.058	32,019
	2015	—	0.990	—
T Rowe Price Retirement 2045 (Division 110)	2020	1.473	1.736	343,739
	2019	1.183	1.473	228,172
	2018	1.288	1.183	132,163
	2017	1.059	1.288	38,755
	2016	0.990	1.059	22,159
	2015	—	0.990	—
T Rowe Price Retirement 2050 (Division 111)	2020	1.473	1.736	409,320
	2019	1.182	1.473	240,130
	2018	1.288	1.182	139,359
	2017	1.059	1.288	40,236
	2016	0.990	1.059	7,383
	2015	—	0.990	—
T Rowe Price Retirement 2055 (Division 112)	2020	1.472	1.734	173,261
	2019	1.182	1.472	97,062
	2018	1.288	1.182	63,557
	2017	1.059	1.288	14,705
	2016	0.990	1.059	6,289
	2015	—	0.990	—
T Rowe Price Retirement 2060 (Division 113)	2020	1.472	1.734	80,701
	2019	1.183	1.472	28,258
	2018	1.288	1.183	5,760
	2017	1.060	1.288	—
	2016	0.990	1.060	—
	2015	—	0.990	—
Vanguard LifeStrategy Conservative Growth Fund (Division 54)	2020	1.629	1.805	175,912
	2019	1.418	1.629	8,584
	2018	1.470	1.418	3,471
	2017	1.333	1.470	68
	2016	1.267	1.333	—
	2015	1.278	1.267	—
	2014	1.202	1.278	—
	2013	1.110	1.202	—
	2012	1.023	1.110	—
	2011	1.012	1.023	—

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
Vanguard LifeStrategy Growth Fund (Division 52)	2020	1.773	1.567	294,626
	2019	1.449	1.773	111,421
	2018	1.567	1.449	1,319
	2017	1.323	1.567	—
	2016	1.229	1.323	—
	2015	1.252	1.229	—
	2014	1.176	1.252	—
	2013	0.976	1.176	—
	2012	0.859	0.976	—
	2011	0.885	0.859	—
Vanguard LifeStrategy Moderate Growth Fund (Division 53)	2020	1.729	1.952	82,223
	2019	1.458	1.729	143,483
	2018	1.544	1.458	32,107
	2017	1.350	1.544	9,312
	2016	1.269	1.350	—
	2015	1.284	1.269	—
	2014	1.207	1.284	—
	2013	1.056	1.207	—
	2012	0.951	1.056	—
	2011	0.955	0.951	—
Vanguard Long-Term Investment-Grade Fund (Division 22)	2020	2.306	2.650	505,741
	2019	1.923	2.306	476,349
	2018	2.053	1.923	272,160
	2017	1.841	2.053	132,079
	2016	1.715	1.841	109,492
	2015	1.761	1.715	134,596
	2014	1.496	1.761	159,410
	2013	1.595	1.496	161,867
	2012	1.435	1.595	200,841
	2011	1.229	1.435	217,443

Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
Vanguard Long-Term Treasury Fund (Division 23)	2020	2.054	2.418	426,822
	2019	1.807	2.054	414,528
	2018	1.849	1.807	373,590
	2017	1.710	1.849	374,450
	2016	1.696	1.710	387,876
	2015	1.730	1.696	407,751
	2014	1.386	1.730	467,894
	2013	1.600	1.386	527,589
	2012	1.553	1.600	588,562
	2011	1.206	1.553	681,696
Vanguard Wellington Fund (Division 25)	2020	2.213	2.431	23,496,989
	2019	1.818	2.213	23,985,791
	2018	1.895	1.818	24,670,269
	2017	1.662	1.895	25,068,147
	2016	1.507	1.662	25,032,170
	2015	1.516	1.507	25,802,799
	2014	1.390	1.516	26,458,773
	2013	1.169	1.390	26,582,456
	2012	1.045	1.169	26,441,416
	2011	1.013	1.045	27,441,923
Vanguard Windsor II Fund (Division 24)	2020	2.011	2.287	21,689,629
	2019	1.569	2.011	22,494,782
	2018	1.728	1.569	22,962,849
	2017	1.489	1.728	23,726,183
	2016	1.321	1.489	24,316,592
	2015	1.374	1.321	24,671,258
	2014	1.244	1.374	25,581,960
	2013	0.958	1.244	26,158,707
	2012	0.826	0.958	26,164,350
	2011	0.810	0.826	26,647,265

Appendix B — Living Benefits

This Appendix provides information on IncomeLOCK +6, IncomeLOCK +8 (together, “IncomeLOCK Plus”) and IncomeLOCK all of which are no longer available for purchase. Effective January 1, 2017, IncomeLOCK +6 is no longer available for purchase. Effective February 25, 2013, IncomeLOCK +8 was no longer available for purchase. If you elected IncomeLOCK +8 or if you elected IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

An optional Living Benefit is designed to help you create a guaranteed income stream for as long as you live, or as long as you and your spouse live, even if the entire Account Value has been reduced to zero, provided withdrawals taken are within the parameters of the applicable feature. A Living Benefit may offer protection in the event your Account Value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. If you decide not to take withdrawals under these features, or you surrender your Contract, you will not receive the guarantees of the Living Benefit. You could pay for this feature and not need to use it. Likewise, depending on your Contract’s market performance, you may never need to rely on the protections provided by a Living Benefit. If you elected IncomeLOCK Plus, you will not be able to take a loan while this Living Benefit is in effect.

Living Benefit Defined Terms

Anniversary Value — The Account Value minus any Ineligible Purchase Payments as measured on each Benefit Anniversary.

Benefit Anniversary — the first day of each Benefit Year.

Benefit Base — a component of the calculation of the Living Benefit, which is used to determine the Living Benefit fee, the MAWA and the Protected Income Payment.

Benefit Quarter Anniversary — is the first Business Day following each consecutive three month period starting on the Endorsement Date.

Benefit Year — each consecutive one year period starting on the Endorsement Date and each Benefit Anniversary, and ending on the day before the next Benefit Anniversary.

Covered Person(s) — the person or persons whose life or lives are used to determine the amount and duration of withdrawals under IncomeLOCK Plus. The Covered Persons are selected at the time IncomeLOCK Plus is elected and cannot be changed after the Endorsement Date.

Eligible Purchase Payments — are Purchase Payments or portions thereof made on or after the Endorsement Date that are included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable, for IncomeLOCK Plus). Note that all Purchase Payments are not Eligible Purchase Payments for purposes of calculating the Benefit Base.

Endorsement Date — the date we issued the Living Benefit endorsement to your Contract.

Excess Withdrawal — any withdrawal or portion thereof that causes the total of all withdrawals for that Benefit Year to exceed the Maximum Annual Withdrawal Amount, except if taken to meet a required minimum distribution associated with the Contract to which a Living Benefit endorsement is attached.

Income Credit — is an amount that may be added to the Benefit Base during the Income Credit Period.

Income Credit Base — is a component of the calculation of IncomeLOCK Plus, which is used to determine the dollar amount of any Income Credit during the Income Credit Period.

Income Credit Percentage — a percentage used to calculate any available Income Credit for IncomeLOCK Plus on each Benefit Anniversary during the Income Credit Period.

Income Credit Period — is the first twelve Benefit Years during which we calculate an Income Credit that may be added to the Benefit Base for IncomeLOCK Plus.

Ineligible Purchase Payments — are Purchase Payments or portions thereof that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable, for IncomeLOCK Plus).

Maximum Annual Withdrawal Amount — the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the Benefit Base.

Minimum Benefit Base — is the guaranteed minimum amount to which the Benefit Base could be increased on the 12th Benefit Anniversary for IncomeLOCK Plus, provided no withdrawals are taken prior to that anniversary while the Living Benefit endorsement is in effect.

Protected Income Payment — the amount to be paid each year over the remaining lifetime of the Covered Person(s) under IncomeLOCK Plus, after the Account Value is reduced to zero but the Benefit Base is still greater than zero.

IncomeLOCK Plus

The IncomeLOCK Plus Living Benefit is a guaranteed minimum withdrawal benefit. You may elect IncomeLOCK Plus only on your original Contract issue date, subject to certain age requirements. You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse. If you elected IncomeLOCK +8 or if you elected IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

Fee Table

The fees applicable to this Living Benefit are described below. You should keep in mind that an increase in the Benefit Base due to an adjustment to a higher Anniversary Value, an Income Credit, if applicable, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Similarly, a decrease in the Benefit Base due to withdrawals will decrease the dollar amount of the fee.

The IncomeLOCK Plus fees are assessed as a percentage of the Benefit Base for all years in which the IncomeLOCK Plus benefit is in effect. The fee will be calculated and deducted on a proportional basis from your Account Value at the end of the first quarter following election and quarterly thereafter. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	1.10%	2.20%	0.60%	+/-0.25%
Two Covered Persons	1.35%	2.70%	0.60%	+/-0.25%

*	The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each “Benefit Quarter Anniversary” (every consecutive three months starting on the Endorsement Date), we will deduct the fee in effect for the previous benefit quarter and determine the fee rate applicable to the next benefit quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your Fee Rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the average value of the VIX from one Benefit Quarter to the next Benefit Quarter. See “Fee Tables” in this prospectus. For the formula of how the fee is calculated, see “IncomeLock Plus Fee Formula” below.

We will not assess a quarterly fee if you annuitize your Contract or if a death benefit is paid before the end of the benefit quarter. If IncomeLOCK Plus is still in effect while your Account Value is greater than zero, and you surrender your Contract, we will assess a pro-rata charge for the fee applicable to the benefit quarter in which the surrender occurs if you surrender your Contract before the end of a benefit quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next benefit quarter anniversary. If your Account Value is reduced to zero before IncomeLOCK Plus has been cancelled, the fee will no longer be assessed.

IncomeLOCK Plus Fee Formula

The fee for IncomeLOCK Plus is assessed against the Benefit Base and deducted from the Account Value at the end of each Benefit Quarter.

If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the Volatility Index (“VIX”), an index of market volatility reported by the Chicago Board Options Exchange, used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. The formula is the same, and the only difference is the value of the VIX that is used.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

Initial Annual Fee Rate + [0.05% x (Value of the VIX as of Market Close on each day the fee is calculated – 20)]

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on the non-discretionary formula stated above which is tied to the change in the VIX. If the value of the VIX increases or decreases on a Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly.

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

IncomeLOCK Plus Features

IncomeLOCK Plus offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the Contract’s highest Anniversary Value or an annual Income Credit. IncomeLOCK +6 with a 6% Income Credit may be elected at the date of Contract issue. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

Income Credit Options

The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years. The Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Benefit Base, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. If you take withdrawals in any Benefit Year in excess of 6%, you will not receive any portion of the 6% Income Credit for that Benefit Year.

After the expiration of the Income Credit Period your Benefit Base may continue to be increased to lock in a higher Anniversary Value. In addition, if no withdrawals are taken during the first 12 years, on the 12th Benefit Anniversary, your Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base is less than this Minimum Benefit Base. The Minimum Benefit Base is equal to 200% of the first Benefit Year’s Eligible Purchase Payments.

Amounts Received Under IncomeLOCK Plus — Summary

If you elect IncomeLOCK+6, you may choose from Income Option 1, 2 or 3 or the Income Option with a Custom Allocation, which determines the withdrawal percentages you will receive while the Living Benefit is in effect.

You may begin taking withdrawals as early as age 45. The amounts you receive will vary based on (1) the income option you selected, (2) whether there are one or two Covered Persons, and (3) the age of the Covered Person(s) at the time of the first withdrawal. The percentage of the Benefit Base that is guaranteed by the Living Benefits: (1) while the Account Value is greater than zero ranges from 3.25% to 6.5%, and (2) once the Account Value has been reduced to zero ranges from 3% to 5%. See the “IncomeLOCK Plus Options — Amounts Received Under the Benefit” in this Appendix for more detailed information. Note, however, that taxable distributions received before you attain age 59½ are subject to a 10% penalty tax in addition to regular income tax unless an exception applies (both the penalty tax and the exceptions are discussed in the “Federal Tax Matters” section in this prospectus).

Investment Restrictions

As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected. All IncomeLOCK Plus endorsements require that 20% of your Purchase Payments (including Ineligible Purchase Payments) be allocated to Fixed Account Plus. All amounts not allocated to Fixed Account Plus, will be rebalanced on a quarterly basis through an automatic rebalancing program as discussed in more detail below.

The IncomeLOCK +6 (Options 1, 2 and 3) endorsement requires that the remaining 80% of Purchase Payments be allocated among the Dynamic Allocation Fund and the Group A Variable Account Options referenced below (excluding Fixed Account Plus and Short-Term Fixed Account). IncomeLOCK +6 (Custom Allocation) allows you to allocate Purchase Payments among the Variable Account Options from Groups A, B and C to create your personal investment portfolio, subject to the limitations provided in the table below, including that no more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.

If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for more information regarding your investment restrictions.

Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30%-Minimum 100%-Maximum	0%-Minimum 70%-Maximum	0%-Minimum 10%-Maximum
Variable Account Options and/or Fixed Accounts

Fixed Account Plus

Short-Term Fixed Account

Core Bond Fund

Government Money Market I Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Dividend Value Fund

Dynamic Allocation Fund

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund

Global Real Estate Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

Investments are not permitted in the following:

Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years

Automatic Allocation to Fixed Account Plus

The 20% automatic allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A (IncomeLOCK +6 endorsements with Custom Allocation only). The automatic allocation applies to all Purchase Payments, including Ineligible Purchase Payments that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable). The automatic allocation must remain invested in Fixed Account Plus for as long as the IncomeLOCK Plus benefit remains in effect. You may not transfer any portion of the automatic allocation to Fixed Account Plus to other investment options under the Contract. You may not request a specific percentage of any withdrawal be deducted solely from the automatic allocation to Fixed Account Plus. Rather, any withdrawal reduces the automatic allocation to Fixed Account Plus in the same proportion that the withdrawal reduces your Account Value.

Asset Rebalancing Program

We will automatically enroll you in an automatic asset rebalancing program, with quarterly rebalancing, because market performance and withdrawal activity may result in allocations inconsistent with the restrictions. We will also initiate immediate rebalancing in accordance with your automatic asset rebalancing instructions, after any of the following transactions:

•	Any transfer or reallocation you initiate; or

•	Any withdrawal you initiate.

If you initiate any transfer or reallocation, you must also at that time modify the automatic asset rebalancing instructions. Automatic transfers or Systematic Withdrawals will not result in immediate rebalancing but will wait until the next scheduled quarterly rebalancing.

Each Benefit Quarter, we will rebalance the Contract in accordance with the most current automatic asset rebalancing instructions on file. We will not rebalance your investment in Fixed Account Plus if it would result in the balance in Fixed Account Plus decreasing below the automatic allocation. If at any point for any reason, the automatic asset rebalancing instructions would result in allocations inconsistent with the restrictions, we will revert to your last instructions on file that are consistent with the restrictions whether for rebalancing or for allocation of a Purchase Payment and implement those at the next balancing.

You may modify the automatic asset rebalancing instructions at any time as long as they are consistent with the restrictions. If the Living Benefit is cancelled or terminated and the Contract remains in-force, investment restrictions will no longer apply.

We reserve the right to change the investment requirements at any time for prospectively issued Contracts. We may also revise the investment requirements for any existing Contract to the extent variable or fixed investment options are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements.

Additional Important Information Applicable to IncomeLOCK Plus

If you elect IncomeLOCK Plus, you will not be able to take a loan while this Living Benefit is in effect. You will need to wait until after the 5th Benefit Year anniversary (the earliest IncomeLOCK Plus termination date), terminate IncomeLOCK Plus and then take a loan. When you terminate IncomeLOCK Plus, you will lose any benefits that you may have had with this feature.

Withdrawals under these features are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may withdraw each Contract year without a surrender charge. See the “Fees and Charges” section of this prospectus.

Any withdrawals taken may be subject to a 10% tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how these features are treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions (“RMD”) and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. Withdrawals greater than the RMD determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of these features. In addition, if you have a qualified Contract, tax law and the terms of the plan may restrict withdrawal amounts. See the “Surrender of Account Value” and “Federal Tax Matters” sections of this prospectus.

IncomeLOCK Plus may only be elected on your original Contract issue date, provided you meet the applicable issue age requirements. Note that these features and/or their components may not be available in your state. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products. In addition, effective December 26, 2012, IncomeLOCK Plus is no longer available for new enrollments under plans which are subject to the requirements of Title I of ERISA. This discontinuance will not affect participants who have already elected IncomeLOCK or IncomeLOCK Plus under such plans. Check with your financial professional for availability and any additional restrictions.

Any amounts that we may pay under a Living Benefit in excess of your Account Value are subject to the Company’s financial strength and claims-paying ability. Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit.

IncomeLOCK Plus Options

You may elect IncomeLOCK Plus only on your Contract issue date to cover either your life only or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under IncomeLOCK Plus as the “Covered Person(s).” If your Contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

IncomeLOCK +6 locks in the greater of two values in determining the Benefit Base. The Benefit Base determines the basis of the Covered Person(s)’ guaranteed lifetime benefit which must be taken in a series of withdrawals. Each consecutive one-year period starting from the Endorsement Date is considered a Benefit Year. While the Benefit Base is greater than zero, the Benefit Base is automatically locked in on each Benefit Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the Benefit Base increased by any available Income Credit. The Income Credit is reduced but not eliminated in any Benefit Year in which withdrawals are less than 6% of the Benefit Base, thereby providing a guarantee that income can increase during the first 12 years, even after starting withdrawals. There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Anniversary (the “Minimum Benefit Base”). In that situation, the Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base on the 12th Benefit Anniversary is less than the Minimum Benefit Base, which is equal to 200% of the first Benefit Year’s Eligible Purchase Payments.

Age Requirements and Covered Persons

To elect IncomeLOCK Plus, Covered Persons must meet the age requirements set forth below. The age requirement varies depending on the number of Covered Persons. The age requirements for other optional benefits and features under your Contract may be different than those listed here. You must meet the age requirement for those features in order to elect them.

If you elect one Covered Person:

	Covered Person
	Minimum Age	Maximum Age
One Covered Person	45	80

If you elect two Covered Persons:

	Covered Person #1		Covered Person #2
	Minimum Age	Maximum Age	Minimum Age	Maximum Age
Nonqualified: One Owner with Spousal Beneficiary	45	80	45	N/A(1)
Qualified: One Owner with Spousal Beneficiary	45	80	45	N/A(1)

(1)	The age requirement is based solely on the single owner for purposes of issuing the Contract with the Living Benefit. The spousal beneficiary’s age is not considered in determining the maximum issue age of the second Covered Person.

Covered Persons can be any of the following:

If you elect one Covered Person:

•	The Contract Owner

•	The annuitant (for Contracts not naturally-owned)

If you elect two Covered Persons:

•	The Contract Owner and the 100% spousal primary beneficiary

•	The annuitant and the 100% spousal primary beneficiary (for Contracts not naturally-owned)

•	Spousal joint annuitants (for Contracts not naturally-owned)

Ownership changes can affect IncomeLOCK Plus as follows:

If you elect one Covered Person:

An ownership change that removes the Covered Person cancels the feature. Ownership changes that do not cancel the feature:

1.	Change from a natural to a non-natural Contract Owner: the natural Contract Owner and the annuitant must be the same person; and

2.	Change from a non-natural Contract Owner to a natural Contract Owner: the new natural Contract Owner and the annuitant must be the same person.

If you elect two Covered Persons:

Ownership changes that do not eliminate the second Covered Person’s guarantee include:

1.	Change from a natural to a non-natural Contract Owner (the natural Contract Owner and the annuitant must be the same person); and

2.	Change from a non-natural Contract Owner to a natural Contract Owner (the new natural Contract Owner and the annuitant must be the same person).

Ownership changes that eliminate the second Covered Person’s guarantee, but still provide the life guarantee for the first Covered Person include:

1.	Removal or replacement of the original spousal beneficiary; and

2.	Removal of second Covered Person as Contract Owner or spousal beneficiary as a result of a divorce settlement.

Note also that if a Contract is non-naturally owned, a change of annuitant is not permitted.

Amounts Received under the Benefit

The amount you can receive differs depending on the Income Credit option you have elected and whether the Account Value is greater than or equal to zero. While the Account Value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of the Benefit Base used to calculate the Maximum Annual Withdrawal Amount that may be withdrawn each Benefit Year without decreasing the Benefit Base or Income Credit Base. If the Account Value has been reduced to zero, the Protected Income Payment Percentage represents the percentage of the Benefit Base used to calculate the Protected Income Payment that the client will receive each year over the remaining lifetime of the Covered Person(s). See “If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” below.

The applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage depend on the attained age of the Covered Person(s) at the time of the first withdrawal under the benefit, as set forth below. The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.

IncomeLOCK +6

Number of Covered Persons and Age of Covered Person at First Withdrawal	Income Option 1	Income Option 2	Income Option 3	Custom Allocation
One Covered Person (Age 64 and Younger)	5.0% / 3.0%*	5.0% / 3.0%*	3.75% for Life	4.5% / 3.0%*
One Covered Person (Age 65 and Older)	5.5% / 4.0%	6.5% / 3.0%	5.0% for Life	4.5% / 4.0%
Two Covered Persons (Age 64 and Younger)	4.5% / 3.0%*	4.5% / 3.0%*	3.25% for Life	4.0% /3.0%*
Two Covered Persons (Age 65 and Older)	5.0% / 4.0%	6.0% / 3.0%	4.50% for Life	4.0% / 4.0%

* The Protected Income Payment Percentage is 4% if the Benefit Base is increased to a new highest Anniversary Value on or after the Covered Person’s 65th birthday or, if two Covered Persons are elected, on or after the younger Covered Person’s 65th birthday.

Calculation of the Value of each Component of the Benefit

The benefit offered by IncomeLOCK Plus is calculated by considering the factors described below. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.

First, we determine the initial Benefit Base. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1.5 million (annual cap amount) without our prior approval. The initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000. In addition, certain Purchase Payments received during the first year after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base.

Any Purchase Payments made in contract year 1 in excess of the annual cap amount as well as all Purchase Payments received after the first contract year are considered Ineligible Purchase Payments, and are not included in the Benefit Base. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value. Total Eligible Purchase Payments are limited to $1,500,000 (annual cap amount) without prior Company approval.

The Benefit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals, as defined below.

Second, we consider the Income Credit Period. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Endorsement Date and ends 12 years thereafter. The Income Credit Period may not be extended.

Third, we determine the Anniversary Value which equals your Account Value on any Benefit Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; or (2) Eligible Purchase Payments.

Fourth, we determine the Income Credit Base which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the initial Benefit Base. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals, as defined below.

Fifth, we determine the Income Credit.

The Income Credit is equal to 6% (“Income Credit Percentage”) of the Income Credit Base, on each Benefit Anniversary during the Income Credit Period. If you take withdrawals in a Benefit Year that are in total less than 6% of the Benefit Base (and therefore, less than your Maximum Annual Withdrawal Amount), the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Benefit Base. For example, if you take a withdrawal that is equal to 4% of the Benefit Base, the Income Credit Percentage for that Benefit Year is reduced from 6% to 2%. However, if you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit for that Benefit Year is equal to zero.

Sixth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year while the Account Value is greater than zero, without reducing the Benefit Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If your Account Value is reduced to zero but your Benefit Base is greater than zero, the Protected Income Payment is determined by multiplying the Benefit Base by the applicable Protected Income Payment Percentage.

Finally, we consider any Excess Withdrawals. We define Excess Withdrawals as any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn, or any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount.

Increase of the Benefit Base and Income Credit Base

On each Benefit Anniversary, the Benefit Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Benefit Base plus the Income Credit, if any. In addition, the Benefit Base can also be increased to at least the Minimum Benefit Base on the 12th Benefit Year anniversary, provided no withdrawals are taken prior to that anniversary.

On each Benefit Anniversary during the Income Credit Period (first 12 Benefit Years following the Endorsement Date), the Income Credit Base is automatically increased to the highest Anniversary Value, if the Benefit Base is also increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Benefit Base.

Increases to your Benefit Base and Income Credit Base occur on Benefit Anniversaries while the Account Value is greater than zero. However, Eligible Purchase Payments can increase your Benefit Base and Income Credit Base at the time they are received. Your Benefit Base and Income Credit Base will not increase if your Account Value was higher on days other than the Benefit Anniversary.

In any Benefit Year during which subsequent Eligible Purchase Payments are allocated to your Contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Benefit Base is increased on a Benefit Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Anniversary, applicable to the coming Benefit Year, by multiplying the increased Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

If the Account Value has been reduced to zero, the Benefit Base will no longer be recalculated on each Benefit Anniversary. See “If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” below.

Cancellation of IncomeLOCK Plus

IncomeLOCK Plus may be cancelled by the Contract Owner on any Benefit Quarter Anniversary after the end of the 5th Benefit Year. Cancellation will be effective on the Benefit Quarter Anniversary following receipt of a cancellation request and the fee will continue to be deducted up to and including the cancellation effective date. Prior fees taken are not returned upon cancellation. Once IncomeLOCK Plus is cancelled, the guarantees under the benefit are terminated, investment limitations no longer apply to the Contract and you may not re-elect IncomeLOCK Plus.

Automatic Termination of IncomeLOCK Plus

The feature and its corresponding fees will automatically and immediately terminate upon the occurrence of one of the following:

1.	Any Excess Withdrawal that reduces the Account Value and Benefit Base to zero.

2.	A death benefit is paid, and the Contract is terminated.

3.	Full surrender or termination of the Contract.

4.	Full or partial annuitization of the Contract.

5.	Upon the death of the single Covered Person (for single life benefit).

6.	Upon the death of the second (surviving) Covered Person (for joint lives benefit).

7.	Any change of ownership except as noted above.

Withdrawals under the Living Benefits

The timing and amount of withdrawals will affect the amounts received under the Living Benefits, as set forth below in greater detail.

The amount of any withdrawal for any Living Benefit which exceeds the Maximum Annual Withdrawal Amount because of RMDs required to comply with the minimum distribution requirements of the Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an Excess Withdrawal providing that all of the following conditions are met:

(1)	No withdrawals in addition to the RMD are taken in that same year;

(2)	Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;

(3)

If the Endorsement Date is on or before the Required Beginning Date (RBD) of the RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 1/2 (or age 72, if applicable), or retire, if applicable; and

(4)	You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year’s RMD amount.

Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an Excess Withdrawal.

If you have elected IncomeLOCK +6 and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Benefit Base, an Income Credit will be included in determining any Benefit Base increase in that Benefit Year.

Withdrawals made under these Living Benefits are treated like any other withdrawals under the Contract for purposes of calculating taxable income, reducing the Account Value, deducting applicable surrender charges or market value adjustments, applying fixed account withdrawal restrictions or free withdrawal amounts and any other features, benefits and conditions of the Contract. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a surrender charge.

You should not elect a Living Benefit if you plan to take Excess Withdrawals since those withdrawals may significantly reduce the value of or terminate the Living Benefit.

Withdrawal under IncomeLOCK Plus

The Maximum Annual Withdrawal Amount, the Benefit Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year anniversary, your Benefit Base is not eligible to be increased to the Minimum Benefit Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Benefit Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years.

Excess Withdrawals reduce your Benefit Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Benefit Base in the same proportion by which the Account Value is reduced by the Excess Withdrawal. As a result of a reduction of the Benefit Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Benefit Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year’s Maximum Annual Withdrawal Amount. When the Account Value is less than the Benefit Base, Excess Withdrawals will reduce the Benefit Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Benefit Base in that Benefit Year.

The impact of withdrawals on specific factors is further explained below:

Benefit Base and Income Credit Base:    If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Benefit Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Benefit Base and Income Credit Base are reduced in the same proportion by which the Account Value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount.

Maximum Annual Withdrawal Amount:    The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Benefit Base. Accordingly, if the sum of withdrawals in any

Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Benefit Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Benefit Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Protected Income Payment:    If the Benefit Base is greater than zero, but the Account Value has been reduced to zero, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Benefit Base by the applicable Protected Income Payment Percentage. The Benefit Base is no longer increased on Benefit Anniversaries after the Account Value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. See “If your Account Value is Reduced to Zero” below.

If your Account Value is Reduced to Zero

All withdrawals from the Contract, including withdrawals under IncomeLOCK Plus, will reduce your Account Value. Unfavorable investment experience and/or fees may also reduce your Account Value. If the Account Value is reduced to zero but the Benefit Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

If an Excess Withdrawal reduces your Account Value to zero, no further benefits are payable under the Contract and your Contract along with IncomeLOCK Plus will terminate.

If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under IncomeLOCK Plus may reduce the Account Value to zero, thereby terminating any other benefits of the Contract. In addition, an Income Credit is not available if the Account Value is reduced to zero, even if a benefit remains payable.

When the Account Value equals zero but the Benefit Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following options for payment:

1.	The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

2.	Any payment option mutually agreeable between you and us.

Once you elect a payment option, it cannot be changed. If you do not select a payment option above, the remaining benefit will be paid as an amount based on the Protected Income Payment Percentage. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Latest Annuity Date

If the Account Value is greater than zero and you have reached the latest Annuity Date, if applicable, the Maximum Annual Withdrawal Amount is no longer available for withdrawal under IncomeLOCK Plus. Rather, the Protected Income Payment will be calculated by multiplying the Benefit Base by the Protected Income Payment Percentage and paid until the death(s) of the Covered Person(s), as discussed under “If your Account Value is Reduced to Zero” above.

If the Account Value and the Benefit Base are greater than zero on the latest Annuity Date, you must select one of the following options:

1.	Annuitize the Account Value under the Contract’s annuity provisions; or

2.	Elect to receive the Protected Income Payment on the latest Annuity Date, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

3.	Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the latest Annuity Date, we may annuitize the Account Value in accordance with one of the single or joint life and period certain options under the Annuity Provisions of the Contract or payments that do not exceed your life expectancy as required by the Internal Revenue Service (“IRS”).

Death Benefits under IncomeLOCK Plus

If there is one Covered Person and that person dies, the surviving spousal Beneficiary may elect to:

1.	Make a death claim if the Account Value is greater than zero, which terminates IncomeLOCK Plus and the Contract; or

2.	Continue the Contract if the Account Value is greater than zero, without IncomeLOCK Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

1.	Make a death claim if the Account Value is greater than zero, which terminates IncomeLOCK Plus and the Contract; or

2.	Continue the Contract with IncomeLOCK Plus and its corresponding fee.

The components of IncomeLOCK Plus in effect at the time of such continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of IncomeLOCK Plus elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. If the continuation occurs during the Income Credit Period, the surviving Covered Person will continue to receive any increases to the Benefit Base for highest Anniversary Values or if applicable, any Income Credit while the Account Value is greater than zero. The surviving Covered Person is also eligible to receive the Minimum Benefit Base on the 12th Benefit Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Endorsement Date.

Upon the death of the Covered Person(s), if the Account Value is greater than zero, a Beneficiary who is not a Covered Person must make an election under the death benefit provisions of the Contract, which terminates IncomeLOCK Plus.

For more information on death benefits, see “Death Benefits” in the prospectus.

IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013

Effective February 25, 2013, the IncomeLOCK +8 living benefit is no longer available for purchase. If you elected IncomeLOCK +6 or IncomeLOCK +8 prior to February 25, 2013, the following provisions are applicable to this feature. All other IncomeLOCK Plus information provided in this Appendix under the heading “IncomeLOCK Plus” above applies to your Living Benefit except the following:

Fee Tables

The IncomeLOCK Plus fee is calculated as a percentage of the Benefit Base.1

For Endorsement Dates of December 26, 2012 through February 24, 2013:

Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase[3]
One Covered Person	1.10%	2.20%	+/-0.25%
Two Covered Persons	1.35%	2.70%	+/-0.25%

For Endorsement Dates of May 1, 2012 through December 25, 2012:

Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase[3]
One Covered Person	1.30%	2.60%	+/-0.25%
Two Covered Persons	1.55%	3.10%	+/-0.25%

For Endorsement Dates prior to May 1, 2012:

Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase
One Covered Person	1.10%	2.20%	+/-0.25%
Two Covered Persons	1.35%	2.70%	+/-0.25%

The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).

IncomeLOCK Plus Features

IncomeLOCK Plus offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the Contract’s highest Anniversary Value or an annual Income Credit. IncomeLOCK Plus was available with two separate Income Credit options: IncomeLOCK +6, with a 6% Income Credit, and IncomeLOCK +8, with an 8% Income Credit. The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years.

[1]

The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated for IncomeLOCK Plus, see “IncomeLOCK Plus — IncomeLOCK Plus Options” in this Appendix.

[2]

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. If the VIX increases or decreases on a Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly. See “IncomeLOCK Plus — IncomeLOCK Plus Fee Formula” in this Appendix.

[3]	The Minimum Annual Fee Rate for IncomeLOCK Plus is 0.60%.

Income Credit Options

The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years.

For IncomeLOCK +6, the Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Benefit Base, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals.

For IncomeLOCK +8, the Income Credit is only available in years when no withdrawals are taken.

After the expiration of the Income Credit Period your Benefit Base may continue to be increased to lock in a higher Anniversary Value. In addition, if no withdrawals are taken during the first 12 years, on the 12th Benefit Anniversary, your Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base is less than this Minimum Benefit Base. The Minimum Benefit Base is equal to 200% of the first Benefit Year’s Eligible Purchase Payments if the feature is added on the original Contract issue date or 200% of your Account Value on the Endorsement Date if the feature was added after your original Contract issue date and prior to May 1, 2012.

Amounts Received Under IncomeLOCK Plus

You may begin taking withdrawals as early as age 45. If you elected IncomeLOCK+6 on December 26, 2012 through February 24, 2013, the withdrawal percentage you receive while the Living Benefit is in effect varies according to the Income Credit Option you elected (Option 1, 2, 3 or Custom Allocation).

In addition, if you elected IncomeLOCK +6 or IncomeLOCK +8, your withdrawal percentage will vary primarily depending on (1) whether you elected one or two Covered Persons, (2) the age of the Covered Person(s) at the time of the first withdrawal and (3) whether the Account Value is greater than or equal to zero.

While the Account Value is greater than zero, the MAWP represents the percentage of the Benefit Base used to calculate the MAWA that may be withdrawn each Benefit Year without decreasing the Benefit Base or Income Credit Base. If the Account Value has been reduced to zero, the PIPP represents the percentage of the Benefit Base used to calculate the Protected Income Payment that the client will receive each year over the remaining lifetime of the Covered Person(s). See “IncomeLOCK Plus — If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” in the prospectus.

The percentage of the Benefit Base that is guaranteed by the Living Benefits while the Account Value is greater than zero, or the MAWP, ranges from 5% to 6% for IncomeLOCK Plus with an Endorsement Date prior to May 1, 2012 and ranges from 4.5% to 5.5% for IncomeLOCK Plus with an Endorsement Date of May 1, 2012 through December 25, 2012. The percentage of the Benefit Base that is guaranteed by the Living Benefits while the Account Value has been reduced to zero, or the PIPP, ranges from 3% to 4%. The MAWP and PIPP will vary based on (1) the Living Benefit selected (IncomeLOCK +6 or IncomeLOCK +8), (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal, and (4) the Endorsement Date of the Living Benefit.

Note, however, that taxable distributions received before you attain age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax unless an exception applies (both the penalty tax and the exceptions are discussed in the “Federal Tax Matters” section in the prospectus).

The applicable MAWP and PIPP depend on the attained age of the Covered Person(s) at the time of the first withdrawal under the benefit, as set forth below. The first percentage represents the MAWP and the second percentage represents the PIPP for each of the options shown.

For IncomeLOCK Plus with an Endorsement Date on December 26, 2012 through February 24, 2013:

IncomeLOCK +6

Number of Covered Persons and Age of Covered Person at First Withdrawal	Income Option 1	Income Option 2	Income Option 3	Custom Allocation
One Covered Person (Age 64 and Younger)	5.5% / 3%*	5.5% / 3%	3.75% for Life	4.5% / 3%*
One Covered Person (Age 65 and Older)	5.5% / 4%	6.5% / 3%	5% for Life	4.5% / 4%
Two Covered Persons (Age 64 and Younger	5% / 3%*	5% / 3%	3.25% for Life	4% / 3%*
Two Covered Persons (Age 65 and Older)	5% / 4%	6% / 3%	4.50% for Life	4% / 4%

* The PIPP is 4% if the Benefit Base is increased to a new Highest Anniversary Value on or after the Covered Person’s 65th birthday or, if two Covered Persons are elected, on or after the younger Covered Person’s 65th birthday.

IncomeLOCK +8

Number of Covered Persons and Age of Covered Person at First Withdrawal	MAWP and PIPP
One Covered Person (Age 64 and Younger)	3.75% for Life
One Covered Person (Age 65 and Older)	4.75% for Life
Two Covered Persons (Age 64 and Younger	3.25% for Life
Two Covered Persons (Age 65 and Older)	4.25% for Life

For IncomeLOCK Plus with an Endorsement Date of May 1, 2012 through December 25, 2012:

Number of Covered Persons and Age of Covered Person at First Withdrawal	IncomeLOCK +6	IncomeLOCK +8
One Covered Person (Age 64 and Younger)	5.5% / 3%	5% / 3%
One Covered Person (Age 65 and Older)	5.5% / 4%	5% / 4%
Two Covered Persons (Age 64 and Younger	5% / 3%	4.5% / 3%
Two Covered Persons (Age 65 and Older)	5% / 4%	4.5% / 4%

For IncomeLOCK Plus with an Endorsement Date prior to May 1, 2012:

Number of Covered Persons and Age of Covered Person at First Withdrawal	IncomeLOCK +6	IncomeLOCK +8
One Covered Person (Age 64 and Younger)	6% / 3%	5.5% / 3%
One Covered Person (Age 65 and Older)	6% /4%	5.5% / 4%
Two Covered Persons (Age 64 and Younger	5.5% / 3%	5% / 3%
Two Covered Persons (Age 65 and Older)	5.5% /4%	5% / 4%

Investment Restrictions

As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected. All IncomeLOCK Plus endorsements require that a percentage of your Purchase Payments (including Ineligible Purchase Payments) be allocated to Fixed Account Plus (15% if your Endorsement Date was before May 1, 2012 and 20% if your Endorsement Date was after May 1, 2012). All amounts not allocated to Fixed Account Plus, will be rebalanced on a quarterly basis through an automatic rebalancing program as discussed in more detail below.

Living Benefits Elected on December 26, 2012 through February 24, 2013. The IncomeLOCK +6 (Options 1, 2 and 3) and IncomeLOCK +8 endorsements require that the remaining 80% of Purchase Payments be allocated among the Dynamic Allocation Fund and the Group A Variable Account Options referenced below (excluding Fixed Account Plus and Short-Term Fixed Account). The IncomeLOCK +6 endorsement with Custom Allocation allows you to allocate Purchase Payments among the Variable Account Options from Groups A, B and C to create your personal investment portfolio, subject to the limitations provided in the table below, including that no more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.

Living Benefits Elected prior to December 26, 2012. If you elected IncomeLOCK Plus prior to December 26, 2012, you may combine Variable Account Options from Groups A, B and C to create your personal investment portfolio in accordance with the minimum and maximum percentages below.

Investment Group	Investment Restrictions	Variable Account Options and/or Fixed Accounts
Group A: Bond, Cash and Fixed Accounts	30%[4] Minimum 100% Maximum

Fixed Account Plus

Short-Term Fixed Account

Core Bond Fund

Government Money Market I Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Group B: Equity Maximum	0% Minimum 70% Maximum

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund[5]

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

[4]

20% of each investment, including Ineligible Purchase Payments (if any), is automatically allocated to Fixed Account Plus for as long as IncomeLOCK Plus remains in effect. (See also “Automatic Allocation to Fixed Account Plus” in this Appendix.)

[5]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

Investment Group	Investment Restrictions	Variable Account Options and/or Fixed Accounts
Group C: Limited Equity	0% Minimum 10% Maximum

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund[5]

Global Real Estate Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

Investments are not permitted in the following:

Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years

Automatic Allocation to Fixed Account Plus

We will automatically allocate 15% of each Purchase Payment to Fixed Account Plus if your Endorsement Date was prior to May 1, 2012 or 20% of each Purchase Payment to Fixed Account Plus if your Endorsement Date was after May 1, 2012.

The automatic allocation applies to all Purchase Payments, including Ineligible Purchase Payments that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable). The automatic allocation must remain invested in Fixed Account Plus for as long as the IncomeLOCK Plus benefit remains in effect. You may not transfer any portion of the automatic allocation to Fixed Account Plus to other investment options under the Contract. You may not request a specific percentage of any withdrawal be deducted solely from the automatic allocation to Fixed Account Plus. Rather, any withdrawal reduces the automatic allocation to Fixed Account Plus in the same proportion that the withdrawal reduces your Account Value.

Asset Rebalancing Program.

If you elected IncomeLOCK Plus, you are automatically enrolled in an automatic asset rebalancing program, with quarterly rebalancing, because market performance and withdrawal activity may result in allocations inconsistent with the investment restrictions noted above. We will also initiate immediate rebalancing in accordance with your automatic asset rebalancing instructions, after any of the following transactions:

•	Any transfer or reallocation you initiate; or

•	Any withdrawal you initiate.

If you initiate any transfer or reallocation, you must also at that time modify the automatic asset rebalancing instructions. Automatic transfers or Systematic Withdrawals will not result in immediate rebalancing but will wait until the next scheduled quarterly rebalancing.

Each Benefit Quarter, we will rebalance the Contract in accordance with the most current automatic asset rebalancing instructions on file. We will not rebalance your investment in Fixed Account Plus if it would result in the balance in Fixed Account Plus decreasing below the 15% or 20% automatic allocation referenced above. If at any point for any reason, the automatic asset rebalancing instructions would result in allocations inconsistent with the restrictions, we will revert to your last instructions on file that are consistent with the restrictions whether for rebalancing or for allocation of a Purchase Payment and implement those at the next balancing. See the “IncomeLOCK Plus Features — Asset Rebalancing Program” section of this Appendix for additional details of the automatic rebalancing program.

See the “IncomeLOCK Plus Features — Additional Important Information about IncomeLOCK Plus” section in this Appendix for information about your Living Benefit.

IncomeLOCK Plus Options

If you elected IncomeLOCK +8, the Income Credit is eliminated in any Benefit Year in which you take a withdrawal.

Calculation of the Value of each Component of the Benefit

The calculation of the initial Benefit Base for IncomeLOCK +6 with Endorsement Dates prior to December 26, 2012 and for IncomeLOCK +8 with Endorsement Dates prior to February 25, 2013 is set forth below. If you elected IncomeLOCK Plus on or after December 26, 2012, see the section of this Appendix titled “Calculation of the Value of each Component of the Benefit” under the heading “IncomeLOCK Plus — IncomeLock Plus Options.”

[5]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

The calculation of other components of the Living Benefit, including the Income Credit Period, the Anniversary Value, the Income Credit Base, the Income Credit (if you elected IncomeLOCK +6), the MAWA and Excess Withdrawals, is calculated as set forth in the section of this Appendix titled “Calculation of the Value of each Component of the Benefit” under the heading “IncomeLOCK Plus — IncomeLOCK Plus Options.”

First, we determine the initial Benefit Base. If IncomeLOCK Plus was selected prior to May 1, 2012, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1.5 million without our prior approval. If IncomeLOCK Plus is selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000.

In addition, if IncomeLOCK Plus was selected prior to December 26, 2012, certain Purchase Payments received during the first five years after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base, as follows:

1.	100% of Purchase Payments received in the first contract year; and

2.	Purchase Payments received in each of contract years 2-5, capped each year at an amount equal to 200% of the Purchase Payments received in contract year 1.

For example, if you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $200,000 for contract years 2-5 for a grand total maximum of $900,000 of Eligible Purchase Payments.

Any Purchase Payments made after your Endorsement Date (if IncomeLOCK Plus was selected after Contract issue), or any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year (if IncomeLOCK Plus is selected at Contract issue) are considered Ineligible Purchase Payments, and are not included in the Benefit Base.

If IncomeLOCK +8 was selected on December 26, 2012 through February 24, 2013, certain Purchase Payments received during the first year after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base.

Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

The Benefit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

If you elect IncomeLOCK +8, the Income Credit is 8% of the Income Credit Base, on each Benefit Anniversary during the Income Credit Period. The Income Credit may only be added to the Benefit Base if no withdrawals are taken in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Benefit Base on your second Benefit Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Benefit Base on your third Benefit Anniversary.

See “IncomeLOCK Plus Options — Cancellation of IncomeLOCK Plus” under the heading “IncomeLOCK Plus” for information on how you may cancel your Living Benefit.

Automatic Termination of IncomeLOCK Plus

In addition to the termination events discussed in this Appendix in the section titled “IncomeLOCK Plus Options — Automatic Termination of IncomeLOCK Plus” under the heading “IncomeLOCK Plus”, the feature and its corresponding fees will automatically and immediately terminate upon the occurrence of one of the following:

1.	The Contract Owner elects to take a loan from the Contract while the benefit is in effect.

2.	The Contract Owner elects to add Guided Portfolio Services or Guided Portfolio Advantage while the benefit is in effect.

Surrender of Account Value

If you have elected IncomeLOCK +8, no Income Credit will be included in the calculation of the Benefit Base when an RMD is taken.

Loans

If you elected IncomeLOCK Plus prior to December 26, 2012 and then take a loan while your Living Benefit is in effect, the Living Benefit will automatically terminate and you will lose any benefits that you may have had with these features.

IncomeLOCK

IncomeLOCK, a Living Benefit, is no longer offered. If you elected IncomeLOCK, the following provisions are applicable to this feature.

In addition to the defined terms in the prospectus, the following defined terms are applicable to the IncomeLOCK Living Benefit:

Anniversary Value — the Account Value minus any Ineligible Purchase Payments, as measured on any Benefit Anniversary during the MAV Evaluation Period.

Maximum Anniversary Value (“MAV”) Evaluation Period — the period beginning on the Endorsement Date and ending on the 10th Benefit Anniversary for IncomeLOCK.

Minimum Withdrawal Period (“MWP”) — the minimum period over which you may take withdrawals under IncomeLOCK, if withdrawals are not taken under the lifetime withdrawal option.

Extension Offer

The information below is important to you if you purchased a Contract between May 1, 2006 and July 5, 2010 and you elected the IncomeLOCK living benefit. As described this Appendix, the initial MAV Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the “Extension”) for an additional ten years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount (MAWA) in effect at the end of the MAV Evaluation Period. However, your Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future. As with all important financial decisions, we recommend that you discuss this with your financial professional.

To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for Contracts purchased between May 1, 2006 and July 5, 2010 are detailed below. The MAV Evaluation Period may be extended for an additional 10 year period.

If you elect the Extension, the IncomeLOCK fee will be increased by 0.25% as follows:

Current Maximum Annual Fee Rate	Annual Fee Rate After Extension
0.65%	0.90%

As a reminder, you also have the option to cancel your IncomeLOCK living benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your IncomeLOCK living benefit, you will no longer receive the guarantees of IncomeLOCK and you will no longer be charged the fee.

The information below is important to you if you purchased a Contract between July 6, 2010 and April 30, 2012 and you elected the IncomeLOCK living benefit. As described this Appendix, the initial MAV Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the “Extension”) for an additional ten years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount (MAWA) in effect at the end of the MAV Evaluation Period. However, your Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future. As with all important financial decisions, we recommend that you discuss this with your financial advisor.

To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for Contracts purchased between July 6, 2010 and April 30, 2012 are detailed below. The MAV Evaluation Period may be extended for an additional 10 year period.

As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected.

If you elect the Extension, the IncomeLOCK fee will be increased by 0.25% as follows:

Current Maximum Annual Fee Rate	Annual Fee Rate After Extension
0.70%	0.95%

As a reminder, you also have the option to cancel your IncomeLOCK living benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your IncomeLOCK living benefit, you will no longer receive the guarantees of IncomeLOCK and you will no longer be charged the fee.

Fee Table

The IncomeLOCK fee is calculated as a percentage of the Benefit Base.6

Fee Period	Maximum Annual Fee Rate
All years	0.90%[7]

The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the benefit. If your Account Value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your Contract before the end of a quarter.

IncomeLOCK Features

IncomeLOCK provides for an automatic lock-in of the Contract’s highest Anniversary Value during the first ten years from the Endorsement Date (or twenty years, if the benefit is extended). You have the flexibility to receive income under the benefit when and how you need it. Each year, you can withdraw up to 5%, 7% or 10% of your Benefit Base (the total guaranteed amount available for withdrawal), depending on when you take your first withdrawal. A guaranteed lifetime income of 5% is also available if you wait until the Benefit Anniversary following your 65th birthday to take your first withdrawal under the Living Benefit. The MAWP is as follows:

• Before 5th Benefit Year anniversary:	5%

• On or after 5th Benefit Year anniversary:	7%

• On or after 10th Benefit Year anniversary:	10%

• On or after 20th Benefit Year anniversary:	10%

• On or after the Benefit Anniversary following your 65th birthday (for lifetime withdrawals):	5%

Investment Restrictions

As long as your IncomeLOCK endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages below. You may combine Variable Account Options from Groups A, B and C to create your personal investment portfolio. IncomeLOCK endorsements with an Endorsement Date prior to July 6, 2010 are not subject to these investment restrictions.

Investment Group	Investment Restrictions	Variable Account Options and/or Fixed Accounts
Group A: Bond, Cash and Fixed Accounts	20% Minimum 100% Maximum

Fixed Account Plus

Short-Term Fixed Account

Core Bond Fund

Government Money Market I Fund

Government Securities Fund

Inflation Protected Fund

International Government Bond Fund

Vanguard Long-Term Investment Grade Fund

Vanguard Long-Term Treasury Fund

Group B: Equity Maximum	0% Minimum 70% Maximum

Aggressive Growth Lifestyle Fund

American Beacon Bridgeway Large Cap Growth Fund

Asset Allocation Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Dividend Value Fund

Dynamic Allocation Fund

Emerging Economies Fund[8]

Global Strategy Fund

Growth Fund

High Yield Bond Fund

International Equities Index Fund

International Growth Fund

International Socially Responsible Fund

International Value Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Stock Index Fund

Systematic Core Fund

Systematic Value Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

U.S. Socially Responsible Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard Wellington Fund

Vanguard Windsor II Fund

[6]

IncomeLOCK is an optional guaranteed minimum withdrawal benefit. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the benefit.

[7]

For IncomeLOCK endorsements with an Endorsement Date from July 6, 2010 to April 30, 2012, the maximum annual fee is 0.70%, and for IncomeLOCK endorsements with an Endorsement Date prior to July 6, 2010, the maximum annual fee is 0.65%.

[8]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund (formerly Global Equities Fund) is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

Investment Group	Investment Restrictions	Variable Account Options and/or Fixed Accounts
Group C: Limited Equity	0% Minimum 10% Maximum

Ariel Appreciation Fund

Ariel Fund

Emerging Economies Fund[8]

Global Real Estate Fund

International Opportunities Fund

Invesco Balanced-Risk Commodity Strategy Fund

Mid Cap Strategic Growth Fund

Nasdaq-100® Index Fund

Science and Technology Fund

Small Cap Growth Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small Cap Value Fund

Investments are not permitted in the following:

Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years

Contract Owners who elected IncomeLOCK prior to July 2, 2012 may select Guided Portfolio Advantage, a financial service offered by VALIC Financial Advisors, Inc.

We reserve the right to change the investment requirements at any time for prospectively issued Contracts. We may also revise the investment requirements for any existing Contract to the extent variable or fixed investment options are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements

Additional Important Information about IncomeLOCK

If you take a loan after your IncomeLOCK Endorsement Date, the Living Benefit will automatically be terminated and you will lose any benefits that you may have had with this feature. Withdrawals under this feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may remove each Contract year without a surrender charge. See the “Fees and Charges” section of this prospectus.

Any withdrawals taken may be subject to a 10% tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how these features are treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions (“RMD”) and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. Withdrawals greater than the RMD determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of these features. In addition, if you have a qualified Contract, tax law and the terms of the plan may restrict withdrawal amounts. See the “Surrender of Account Value” section of this prospectus, including the section in this Appendix, and the “Federal Tax Matters” section of this prospectus.

Any amounts that we may pay under a Living Benefit in excess of your Account Value are subject to the Company’s financial strength and claims-paying ability.

IncomeLOCK Components

The benefit’s components and value may vary depending on when the first withdrawal is taken, the age of the Contract Owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after the Benefit Anniversary following your 65th birthday and your withdrawals do not exceed the maximum annual withdrawal percentage of 5% in any Benefit Year. You may begin taking withdrawals under the benefit immediately following the date the IncomeLOCK endorsement is issued for your Contract. See “Surrender of Account Value” in this Appendix for more information regarding the effects of withdrawals on the components of IncomeLOCK and a description of the effect of RMDs on the Living Benefit.

[8]

For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund (formerly Global Equities Fund) is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.

The table below is a summary of the IncomeLOCK feature and applicable components of the benefit.

Withdrawal	MAWP Prior to any Extension	Initial MWP Prior to Any Extension		MAWP if Extension is Elected
Before 5th Benefit Anniversary	5%	20 Years		5%
On or after 5th Benefit Anniversary.	7%	14.28 Years		7%
On or after 10th Benefit Anniversary	10%	10 Years		7%
On or after 20th Benefit Anniversary	10%	10 Years		10%
On or after the Benefit Anniversary following Contract owner’s 65th birthday	5%	Life of the Contract Owner	[9]	5%

Calculation of the value of each component of the Benefit

First, we determine the Benefit Base. If IncomeLOCK was selected after Contract issue and prior to May 1, 2012, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1 million without our prior approval. If IncomeLOCK was selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000.

In addition, if IncomeLOCK was selected at Contract issue, the amount of Purchase Payments received during the first two years after your Endorsement Date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base. Any Purchase Payments we receive after your Endorsement Date, if IncomeLOCK was selected after Contract issue (or more than two years after your Endorsement Date, if IncomeLOCK is selected at Contract issue) are considered Ineligible Purchase Payments. Eligible Purchase Payments are limited to $1 million without our prior approval.

On each Benefit Anniversary throughout the MAV Evaluation Period, the Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current Benefit Base and any previous year’s Anniversary Value. Other than reductions made for withdrawals (including Excess Withdrawals), the Benefit Base will only be adjusted upwards. Note that during the MAV Evaluation Period the Benefit Base will never be lowered if Anniversary Values decrease as a result of investment performance. For effects of withdrawals on the Benefit Base, see the “Surrender of Account Value” section in this Appendix.

Second, we consider the MAV Evaluation Period, which begins on the Endorsement Date and ends on the 10th anniversary of the Endorsement Date. Upon the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

Third, we determine the Anniversary Value, which equals your Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value.

Fourth, we determine the MAWA, which represents the maximum amount that may be withdrawn each Benefit Year without creating an excess withdrawal and is an amount calculated as a percentage of the Benefit Base. The applicable MAWP is determined based on the Benefit Year when you take your first withdrawal, or, for lifetime withdrawals, the age of the owner when the first withdrawal is taken. Applicable percentages are shown in the IncomeLOCK summary table above. If the Benefit Base is increased to the current Anniversary Value, the MAWA is recalculated on that Benefit Anniversary using the applicable MAWP multiplied by the new Benefit Base. If the Benefit Base is increased as a result of Eligible Purchase Payments, the MAWA will be recalculated by multiplying the new Benefit Base by the applicable MAWP.

Lastly, we determine the MWP, which is the minimum period over which you may take withdrawals under this feature. The initial MWP is calculated when withdrawals under the benefit begin, and is re-calculated when the Benefit Base is adjusted to a higher Anniversary Value by dividing the Benefit Base by the MAWA. See the summary table above for initial MWPs. The MWPs will be reduced due to Excess Withdrawals. For effects of withdrawals on the MWP, see the “Surrender of Account Value” section of this prospectus.

Cancellation of IncomeLOCK

IncomeLOCK may be cancelled on the 5th Benefit Anniversary, the 10th Benefit Anniversary, or any Benefit Anniversary thereafter. Once IncomeLOCK is cancelled, you will no longer be charged a fee and the guarantees under the benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect IncomeLOCK after cancellation.

[9]

Lifetime withdrawals are available so long as your withdrawals remain within the 5% MAWP indicated above. If withdrawals exceed the 5% MAWP in any Benefit Year, and if the excess is not solely a result of RMDs attributable to this Contract, lifetime withdrawals will no longer be available. Instead, available withdrawals are automatically recalculated with respect to the MWP and MAWP listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

Automatic Termination of IncomeLOCK

The feature automatically terminates upon the occurrence of one of the following:

1.	The MWP has been reduced to zero unless conditions for lifetime withdrawals are met; or

2.	Full or partial annuitization of the Contract; or

3.	Full surrender of the Contract; or

4.	A death benefit is paid, or

5.	You elect to take a loan from the Contract; or

6.	Your spousal Beneficiary elects to continue the Contract without IncomeLOCK.

We also reserve the right to terminate the feature if withdrawals in excess of the MAWA in any Benefit Year reduce the Benefit Base by 50% or more.

Lifetime withdrawals will not be available in the event of:

1.	An ownership change which results in a change of the older Contract Owner;[10] or

2.	Withdrawals prior to the Benefit Anniversary following the 65th birthday of the Contract Owner; or

3.	Death of the Contract Owner; or

4.	A withdrawal in excess of the 5% MAWA.[11]

Surrender of Account Value

The timing and amount of withdrawals will affect the amounts received under IncomeLOCK as set forth below in greater detail.

The amount of any withdrawal for IncomeLOCK which exceeds the MAWA because of RMDs required to comply with the minimum distribution requirements of the Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an excess withdrawal providing that all of the following conditions are met:

1.	No withdrawals in addition to the RMD are taken in that same year;

2.	Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;

3.

If the Endorsement Date is on or before the Required Beginning Date (RBD) of the RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 1/2 (or age 72, if applicable), or retire, if applicable; and

4.	You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year’s RMD amount.

Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an excess withdrawal. This will result in the cancellation of lifetime withdrawals and further may reduce your remaining MWP.

Withdrawals made under IncomeLOCK are treated like any other withdrawals under the Contract for purposes of calculating taxable income, reducing the Account Value, deducting applicable surrender charges or market value adjustments, applying fixed account withdrawal restrictions or free withdrawal amounts and any other features, benefits and conditions of the Contract. The sum of withdrawals in any Benefit Year up to the MAWA will not be assessed a surrender charge.

The MAWA, Benefit Base and MWP may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to the Benefit Anniversary following your 65th birthday (if a jointly owned nonqualified Contract, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after the Benefit Anniversary following your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the MAWA is calculated as 5% of the Benefit Base. At any time, if the amount of withdrawals exceeds 5% of the Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals. However, you can continue to receive withdrawals over the MWP in amounts up to the MAWA as described above, based on when you made your first withdrawal and reduced by withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the MAWA reduce the Benefit Base by the amount of the withdrawal. Withdrawals in excess of the MAWA are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any withdrawal that causes the total withdrawals in a Benefit Year to exceed the MAWA; or 2) any withdrawal in a Benefit

[10]

If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

[11]

However, if an RMD withdrawal for this Contract exceeds the MAWA, the ability to receive lifetime withdrawals will not be terminated as long as withdrawals of RMDs are determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account. See the “Surrender of Account Value” section in this prospectus.

Year taken after the MAWA has been withdrawn. Excess Withdrawals will reduce the Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the Account Value on the next Benefit Anniversary after the Excess Withdrawal. This means that if Account Value is less than the Benefit Base, withdrawals greater than the MAWA will result in a proportionately greater reduction of the Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your MAWA.

The impact of withdrawals and the effect on each component of IncomeLOCK are further explained below.

Account Value: Any withdrawal reduces the Account Value by the amount of the withdrawal.

Benefit Base: Withdrawals reduce the Benefit Base as follows:

1.	All withdrawals up to the MAWA, and any withdrawals in excess of the MAWA which are due solely to RMDs (as more specifically described above), will reduce the Benefit Base by the dollar amount of the withdrawal;

2.	Excess Withdrawals as described above reduce the Benefit Base to the lesser of (a) or (b), where:

(a) is the Benefit Base immediately prior to the Excess Withdrawal minus the amount of the Excess Withdrawal, or;

(b) is the Benefit Base immediately prior to the Excess Withdrawal reduced in the same proportion by which the Account Value on the next Benefit Anniversary after the Excess Withdrawal is reduced by the amount of the Excess Withdrawal.

Maximum Annual Withdrawal Amount (MAWA): The MAWA will be adjusted as follows:

1.	If there are no Excess Withdrawals in a Benefit Year, no further changes are made to the MAWA for the next Benefit Year.

2.	If there are Excess Withdrawals in a Benefit Year, the MAWA will be recalculated on the next Benefit Anniversary. The new MAWA will equal the new Benefit Base on that Benefit Anniversary after the Withdrawal divided by the new MWP on that Benefit Anniversary. The new MAWA may be lower than your previously calculated MAWA.

Minimum Withdrawal Period (MWP): The MWP is calculated as follows:

1.	If there are no Excess Withdrawals during a Benefit Year, the new MWP will be the Benefit Base after the withdrawal divided by the current MAWA.

2.	If there are Excess Withdrawals during a Benefit Year, the new MWP will equal the MWP calculated at the end of the prior Benefit Year reduced by one year. In the case of lifetime withdrawals, such an Excess Withdrawal will cancel that period and the new MWP will be determined by dividing the new Benefit Base by the new MAWA.

If your Account Value is Reduced to Zero

If your Account Value is reduced to zero and the Benefit Base is greater than zero, subsequent Purchase Payments will no longer be accepted and a death benefit will not be payable. Further payments under the Contract will be made according to your irrevocable election of one of the following two alternatives:

(1)	In a form acceptable to the Company, you may request a lump sum equal to the discounted present value of any remaining guaranteed payments under the benefit; or,

(2)	If no lump sum request is received by the Company during the period described in a notice provided to you by the Company, you will receive an annuity according to the annuitization provisions of your Contract. Absent an alternative election by you, the annuity will consist of annual payments equal to the MAWA, for a period of years equal to the remaining Benefit Base divided by the MAWA. Such payments will be made quarterly unless otherwise elected, and each individual periodic payment will be equal to the pro-rata portion of the annual MAWA based upon the frequency. Prior to the commencement of such payments, you may also elect to receive an alternative form of annuity, in any other actuarially equivalent form permitted under the Contract, subject to any applicable limitations under the Contract or the Plan.

Extending the MAV Evaluation Period

At the end of the MAV Evaluation Period, as long as the benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and MAWP, will change to those in effect at the time you elect to extend. The components and fees may be different from when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the Benefit Base will no longer be adjusted on subsequent Benefit Anniversaries. However, you can continue to take the MAWA in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

Death Benefits

Spousal Beneficiary

Upon the death of the Contract Owner, and subject to any applicable limitations in this Contract, the Code, or under the plan or arrangement under which the Contract is issued, your spousal Beneficiary may elect either (i) to receive a death benefit in accordance with one of the forms permitted under the provisions of this Contract (if the Account Value is greater than zero), (ii) continue this Contract and IncomeLOCK (except as noted below) or (iii) continue the Contract and cancel IncomeLOCK and its accompanying charge. Spousal continuation of the Contract (and IncomeLOCK) is not available if the Contract was set up under one of the following “qualified” plan types: 403(b), 401(k), 401(a) or 457(b). For these Contracts, a spousal Beneficiary, like a non-spousal Beneficiary, cannot continue IncomeLOCK and must take a death benefit under the terms of the Contract. A spousal Beneficiary may continue IncomeLOCK but only for nonqualified Contracts and IRA plan types (Roth IRA, traditional IRA, SEP, and Simple IRA). Upon election to continue the Contract and IncomeLOCK, your spousal Beneficiary will be subject to the terms and conditions of IncomeLOCK, including the charge. Upon the owner’s death, lifetime withdrawals under the IncomeLOCK end and are not available to your spousal Beneficiary. In this event, available withdrawals under IncomeLOCK are automatically recalculated with respect to the MWP and MAWP shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken. The Endorsement Date will not change as the result of spousal continuation.

Non-Spousal Beneficiary

Upon the death of the Contract Owner, if the Account Value is greater than zero, IncomeLOCK will terminate, and your nonspousal Beneficiary(ies) must receive a death benefit in accordance with the otherwise applicable terms of this Contract. If the Account Value is zero upon your death (meaning that no death benefit is payable) but the MWP remaining is greater than zero, a nonspousal beneficiary will receive the remaining value in a lump sum equal to the discounted present value of any remaining guaranteed payments under IncomeLOCK. Upon your death, lifetime withdrawals under the IncomeLOCK end and any available withdrawals under this Endorsement are automatically recalculated with respect to the MWP and MAWP shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken.

Loans

If you elected IncomeLOCK prior to December 26, 2012 and then take a loan while your Living Benefit is in effect, the Living Benefit will automatically terminate and you will lose any benefits that you may have had with these features.

Appendix C — State Contract Variability

Prospectus	Provision Availability or Variation	Issue State
Free Look	Free Look period is 20 days or 30 days if this is a replacement. The Free Look amount is the return of all purchase payments allocated to the contract.	Alaska
Free Look	If you are age 65 or older on the Contract issue date, the Free Look period is 30 days.	Arizona
Free Look

If you are age 60 or older on the Contract issue date, the Free Look period is 30 days. If you invest in the Fixed Account, the Free Look amount is calculated as the Purchase Payments paid. If you invest in Variable Account Options, the Free Look amount is calculated as the greater of (1) Purchase Payments or (2) the value of your Contract plus any fees paid on the day we received your request in good order at the Annuity Service

Center.

California
Free Look	The Free Look period is 21 days and the amount is calculated as the value of your Contract plus fees and charges on the day we receive your request in good order at the Annuity Service Center.	Florida
Free Look	The Free Look period is 20 days.	Idaho North Dakota Rhode Island Texas
Free Look	The Free Look amount is calculated as the value of your Contract plus fees and charges on the day we received your request in good order at the Annuity Service Center.	Michigan Minnesota Missouri Texas
Free Look	The Free Look amount is calculated as the greater of (1) Purchase Payments including fees and charges or (2) the value of your Contract on the day we receive your request in good order at the Annuity Service Center.	Arkansas
Free Look	The Free Look period is 20 days. The Free Look amount is the purchase payments made to the fixed interest options and the accumulation value of the variable options on the day the contract is returned. The Free Look period is 60 days for a replacement.	New York
Death Benefit	Standard Death Benefit is paid on or after age 70	New York
Death Benefit	For Contracts issued on or after March 5, 2012, the interest guaranteed death benefit is available on individual nonqualified Contracts, Roth IRAs or IRAs (issued outside of an employer-sponsored retirement plan) if death occurs prior to age 70; the standard death benefit is payable if death occurs on or after age 70. For Contracts issued in connection with an employer-sponsored retirement plan, only the standard death benefit is payable.	Florida
Surrender Charge	For Contracts issued to individuals in the State of Oregon, no surrender charge will be applied to withdrawals if your account has been in effect for 10 years or longer. In addition, we will treat funds withdrawn from such Contract, when such funds are subject to surrender charges, as attributable to Purchase Payments withdrawn on a first-in-first out basis. This procedure applies to Contracts issued on and after July 1, 2017. The amount of the surrender charge for such Contracts will be the lessor of: five percent (5%) of the amount withdrawn which is attributable to Purchase Payments received during the most recent 60 months; or five percent (5%) of the total amount withdrawn.	Oregon
Surrender Charge	For ten years from the date the Certificate was issued the charge will be 5% of either (1) the amount withdrawn, or (2) the amount of any Purchase Payments received during the most recent 60 months prior to the surrender or withdrawal, whichever is less. During the eleventh and twelfth Certificate Years, the charge will be the lesser of the charge as described above or 1% of the amount withdrawn.	Texas
Premium Tax	We deduct premium tax charges of 0.50% for Qualified Contracts and 2.35% for Non-Qualified Contracts based on contract value when you begin the Payout Period.	California
Premium Tax	We deduct premium tax charges of 2.0% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Maine
Premium Tax	We deduct premium tax charges of 3.5% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Nevada
Premium Tax	For the first $500,000 in the Contract, we deduct premium tax charges of 1.25% for Non-Qualified Contracts based on total Purchase Payments when you begin the Payout Period. For any amount in excess of $500,000 in the Contract, we deduct front-end premium tax charges of 0.08% for Non-Qualified Contracts based on total Purchase Payments when you begin the Payout Period.	South Dakota
Premium Tax	We deduct premium tax charges of 1.00% for Qualified Contracts and 1.00% for Non-Qualified Contracts based on contract value when you begin the Payout Period.	West Virginia
Premium Tax	We deduct premium tax charges of 1.00% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Wyoming

© 2021 American International Group, Inc.

All Rights Reserved.

C-1

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL FIXED

AND VARIABLE DEFERRED ANNUITY CONTRACTS

PORTFOLIO DIRECTOR® PLUS

PORTFOLIO DIRECTOR 2

PORTFOLIO DIRECTOR

STATEMENT OF ADDITIONAL INFORMATION

FORM N-4 PART B

May 3, 2021

This Statement of Additional Information (“SAI”) is not a prospectus but contains information in addition to that set forth in the prospectus for Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as “Portfolio Director” in this SAI) dated May 3, 2021 (“Contracts”) and should be read in conjunction with the prospectus. The terms used in this SAI have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing The Variable Annuity Life Insurance Company (the “Company”), at VALIC Document Control, P.O. Box 15648, Amarillo, Texas 79105; 1-800-448-2542. Prospectuses are also available on the internet at www.aigrs.com.

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GENERAL INFORMATION

Flexible payment deferred annuity Contracts are offered in connection with the prospectus to which this SAI relates. Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to minimum payment requirements under the Contract. The Contracts are non-participating and will not share in any of the profits of the Company.

FEDERAL TAX MATTERS

Note: Discussions regarding the tax treatment of any annuity contract or retirement plan and program are intended for general purposes only and are not intended as tax advice, either general or individualized, nor should they be interpreted to provide any predictions or guarantees of a particular tax treatment. Such discussions generally are based upon the Company’s understanding of current tax rules and interpretations, and may include areas of those rules that are more or less clear or certain. Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have retroactive effect as well. You should seek competent tax or legal advice, as you deem necessary or appropriate, regarding your own circumstances. We do not guarantee the tax status or treatment of your annuity.

This section summarizes the major tax consequences of contributions, payments, and withdrawals under the Contracts, during life and after death.

It is VALIC’s understanding, confirmed by Internal Revenue Service (“IRS”) Revenue Procedure 99-44, that a Qualified Contract described in section 401(a), 403(a), 403(b), 408(b) or 408A of the Internal Revenue Code of 1986, as amended (“Code” or “IRC”) does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds. It is also the understanding of VALIC that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

For nonqualified Contracts, not all Variable Account Options are available within your contract. Variable Account Options that are invested in Mutual Funds available to the general public outside of annuity contracts or life insurance contracts generally are not offered under nonqualified Contracts. Investment earnings on contributions to nonqualified Contracts that are owned by non-natural persons will be taxed currently to the owner, and such contracts will not be treated as annuities for federal income tax purposes (except for trusts or other entities as agents for an individual).

Tax Consequences of Purchase Payments

403(b) Annuities. Purchase Payments made by section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax law limitations on contributions. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions. The exclusion does not apply to Roth 403(b) contributions, which are made on an after-tax basis; however the contribution limits apply to such contributions. Roth 403(b) contributions will be referred to as elective deferrals, along with voluntary salary reduction contributions.

For 2021, your elective deferrals are generally limited to $19,500. If available under the terms of your employer-sponsored plan, individuals with 15 or more years of service with certain qualifying employers may be eligible to contribute up to an additional $3,000 in deferrals, subject to certain limitations based upon prior such contributions and contributions generally. In addition age-based “catch-up” contributions of up to $6,500 are permitted for individuals who will be age 50 by the end of the 2021 calendar year. When applicable, the additional contribution for individuals with 15 or more years of service with the employer, and the age-based catch-up, may be used in the same year. However, the 15 year contribution must be applied first. Combined employer contributions, nonelective employee contributions and elective deferrals are generally limited to $58,000, or up to 100% of “includible compensation” as defined in the Code for 403(b) plans. The 15 year contributions and age-based catch-up contributions generally are in addition to these limitations. In addition, after 1988, employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.

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401(a)/(k) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee may be made on a pre-tax or an after-tax basis, depending on several factors, including whether the employer is eligible to establish a 401(k) or 414(h) contribution option, and whether the employer, if eligible to establish a 401(k) option, has established a Roth 401(k) option under the Plan.

408(b) Individual Retirement Annuities (“408(b) IRAs” or “Traditional IRAs”). For 2021, annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $6,000 or 100% of compensation ($7,000 if you are age 50 or older), and are generally fully deductible in 2021 only by individuals who:

(i)	are not active Participants in another retirement plan, and are not married;

(ii)

are not active Participants in another retirement plan, are married, and either (a) the spouse is not an active Participant in another retirement plan, or (b) the spouse is an active Participant, but the couple’s adjusted gross income is less than $198,000;

(iii)	are active Participants in another retirement plan, are unmarried, and have adjusted gross income of less than $66,000; or

(iv)	are active Participants in another retirement plan, are married, and have adjusted gross income of less than $105,000.

Active Participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a non-working spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses’ Contracts cannot exceed the lesser of $12,000 or 100% of the working spouse’s earned income, and no more than $6,000 may be contributed to either spouse’s IRA for any year. The $12,000 limit increases to $14,000 if both spouses are age 50 or older ($1,000 for each spouse age 50 or older).

You may be eligible to make nondeductible IRA contributions of an amount equal to the lesser of:

(i)	$6,000 ($7,000 if you are age 50 or older; $12,000 for you and your spouse’s IRAs, or $14,000 if you are both age 50 or older) or 100% of compensation; or

(ii)	your applicable IRA deduction limit.

You may also make contributions of eligible rollover amounts from other tax-qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.

408A Roth Individual Retirement Annuities (“408A Roth IRAs” or “Roth IRAs”). For 2021, annual nondeductible contributions for 408A Roth IRA Contracts are limited to the lesser of $6,000 or 100% of compensation ($7,000 if you are age 50 or older), and a full contribution may be made only by individuals who:

(i)	are unmarried and have adjusted gross income of less than $125,000; or

(ii)	are married and filing jointly, and have adjusted gross income of less than $198,000.

The available nondeductible 408A Roth IRA contribution is reduced proportionately to zero where modified adjusted gross income is between $198,000 and $208,000 for those who are married filing joint returns. No contribution may be made for those with modified adjusted gross income over $208,000. Similarly, the contribution is reduced for those who are single with modified adjusted gross income between $125,000 and $140,000, with no contribution for singles with modified adjusted gross income over $140,000. Similarly, individuals who are married and filing separate returns and whose modified adjusted gross income is over $10,000 may not make a contribution to a Roth IRA; a portion may be contributed for modified adjusted gross income between $0 and $10,000.

All contributions to 408(b) traditional IRAs and 408A Roth IRAs must be aggregated for purposes of the annual contribution limit.

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457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit if permitted by applicable state (and/or local) laws. In addition, a non-governmental tax-exempt employer may establish a deferred compensation program for individuals who: (i) perform services for the employer, and (ii) belong to either a select group of management or highly compensated employees and/or are independent contractors.

This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. For 2021, if the program is an Eligible Deferred Compensation Plan (an “EDCP”), you and your employer may contribute (and defer tax on) the lesser of $19,500 or 100% of your “includible” compensation (compensation from the employer currently includible in taxable income). Additionally, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age under the plan and for governmental plans only, age-based catch-up deferrals up to $6,500 are also permitted for individuals age 50 or older. Generally, however, a participant cannot utilize both the catch-up in the three years before normal retirement age, and the age 50 catch-up, in the same year.

The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan Participants, (although certain Contracts remained subject to the claims of the employer’s general creditors until 1999). For plans of non-governmental tax-exempt employers, the employee has no present ownership rights in the Contract and is entitled to payment only in accordance with the EDCP provisions and, where applicable, any trust under which the Contract may be held .

Simplified Employee Pension Plan (“SEP”). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees’ compensation. Employer contributions are excludable from employees’ taxable income. For 2021, the employer may contribute up to 25% of your eligible compensation or $58,000, whichever is less.

Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. Such plans if established by December 31, 1996, may still allow employees to make these contributions. In 2021, the limit is $19,500. Additionally, you may be able to make higher contributions if you are age 50 or older, subject to certain conditions.

SIMPLE IRA. Employer and employee contributions under a SIMPLE IRA Plan are made to a separate individual retirement account or annuity for each employee. For 2021, employee salary reduction contributions cannot exceed $13,500. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions. Employer contributions must be in the form of matching contribution or a nonelective contribution of a percentage of compensation as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.

Nonqualified Contracts. Purchase Payments made under nonqualified Contracts, whether under an employer-sponsored plan or arrangement or independent of any such plan or arrangement, are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit value of a nonqualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons (except for trusts or other entities as agent for an individual), however, are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made after February 28, 1986 to such Contracts.

Unfunded Deferred Compensation Plans. Private for-profit employers may establish unfunded nonqualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules discussed below.

An unfunded deferred compensation plan is a bare contractual promise on the part of the employer to defer current wages to some future time. The assets invested in the Contract are owned by the employer and remains subject to the claims of the employer’s general creditors. Private for-profit employers that are not natural persons are

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currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made on or after February 28, 1986 to such Contracts. Participants have no present right or vested interest in the Contract and are only entitled to payment in accordance with plan provisions.

Tax Consequences of Distributions

403(b) Annuities. Elective deferrals (including salary reduction amounts and Roth 403(b) contributions) accumulated after December 31, 1988, and earnings on such contributions, may not be distributed before one of the following:

(1)	attainment of age 59 1⁄2;
(2)	severance from employment;
(3)	death;
(4)	disability;
(5)	qualifying hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon);
(6)	termination of the plan (if the plan sponsor meets the criteria of IRS guidance to terminate the plan); or
(7)	birth or adoption of a child (subject to limitations).

Similar restrictions will apply to all amounts transferred from a Code section 403(b)(7) custodial account other than certain rollover contributions, except that pre-1989 earnings included in such amounts generally will be eligible for a hardship distribution.

A plan under which a 403(b) annuity is held may impose additional restrictions.

As a general rule, distributions are taxed as ordinary income to the recipient in accordance with Code section 72. However, three important exceptions to this general rule are:

(1)	distributions of Roth 403(b) contributions;
(2)	qualified distributions of earnings on Roth 403(b) contributions; and
(3)	other after-tax amounts in the Contract.

Distributions of Roth 403(b) contributions are tax-free. “Qualified” distributions of earnings on Roth 403(b) contributions made upon attainment of age 59 1⁄2, upon death or disability, are tax-free as long as five or more years have passed since the first contribution to the Roth account or any Roth account under the employer’s Plan. Distribution of earnings that are non-qualified are taxed in the same manner as pre-tax contributions and earnings under the Plan. Distributions of other after-tax amounts in the Contract are tax-free.

401(a)/(k) and 403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee’s after-tax contributions (investment in the Contract). If you or your Beneficiary receive a “lump sum distribution” (legally defined term), the taxable portion may be eligible for special 10-year income averaging treatment. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986. The distribution restrictions for 401(k) elective deferrals in Qualified Plans are generally the same as described for elective deferrals to 403(b) annuities except that for plan years beginning after December 31, 2018, earnings on elective deferrals may be included in qualified hardship distributions from 401(k) plans. The tax consequences of distributions from Qualified Plans are generally the same as described above for 403(b) annuities.

408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Rollovers from a Traditional IRA to a Roth IRA, and conversions of a Traditional IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. The taxable value of such a conversion may take into account the value of certain benefits under the Contract. Prior to 2010, individuals with adjusted gross income over $100,000 were generally ineligible for such conversions, regardless of marital status, as were married individuals who file separately. Beginning in 2010, such conversions are available without regard to income.

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408A Roth IRAs. “Qualified” distributions upon attainment of age 59 1⁄2, upon death or disability or for qualifying first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to the taxpayer’s first 408A Roth IRA. Qualified distributions may be subject to state income tax in some states. Nonqualified distributions are generally taxable to the extent that the distribution exceeds Purchase Payments.

457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or, if a non-governmental tax-exempt employer, otherwise made available to the recipient.

Unfunded Deferred Compensation Plans. Amounts received are includible in gross income for the taxable year in which the amounts are paid or otherwise made available to the recipient.

Nonqualified Contracts. Partial redemptions from a nonqualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a nonqualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a nonqualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner’s investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

When payments are received as an annuity, the Contract Owner’s investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, individuals generally are entitled to deduct the unrecovered amount on their final tax return.

Special Tax Consequences — Early Distribution

403(b) Annuities, 401(a)/(k) and 403(a) Qualified Plans, 408(b) Traditional IRAs, SEPs and SIMPLE IRAs. The taxable portion of distributions received before the recipient attains age 59 1⁄2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

(1)	death;
(2)	disability;
(3)	separation from service after a Participant reaches age 55 (age 50 for public safety employees of a governmental plan) (only applies to 403(b), 401(a)/(k), and 403(a) plans);
(4)

separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary) for a period that lasts the later of five years or until the Participant attains age 59 1/2;

(5)	distributions that do not exceed the employee’s tax-deductible medical expenses for the taxable year of receipt;
(6)	distributions to an alternate payee pursuant to a domestic relations order;
(7)	qualifying disaster distributions; and
(8)	qualifying distributions upon the birth or adoption of a child.

Separation from service is not required for distributions from a Traditional IRA, SEP or SIMPLE IRA under (4) above. Certain distributions from a SIMPLE IRA within two years after first participating in the Plan may be subject to a 25% penalty, rather than a 10% penalty.

Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from the 10% penalty tax:

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(1)	distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer;
(2)	distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild; and
(3)	distributions to cover certain medical care or long-term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive weeks.

408A Roth IRAs. Distributions, other than “qualified” distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax on amounts included in income as other IRAs. Distributions of rollover or conversion contributions may be subject to a 10% penalty tax if the distribution of those contributions is made within five years of the rollover/conversion.

457 Plans. Distributions generally may be made under an EDCP prior to severance from employment only upon attainment of age 59 1/2, for unforeseeable emergencies or for amounts under $5,000 for inactive Participants, and are includible in the recipient’s gross income in the year paid. Such distributions are not subject to the 10% early withdrawal penalty tax. The plan may impose additional restrictions on distributions.

Nonqualified Contracts. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 1⁄2 under a nonqualified Contract, unless the distribution is:

(1)	to a Beneficiary on or after the Contract Owner’s death;
(2)	upon the Contract Owner’s disability;
(3)

part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary for a period lasting the later of 5 years or until the Contract Owner attains age 59 1⁄2;

(4)	made under an immediate annuity contract; or
(5)	allocable to Purchase Payments made before August 14, 1982.

Special Tax Consequences — Required Distributions

403(b) Annuities. Generally, minimum required distributions are required from both pre-tax and Roth amounts accumulated under the Contract and must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1⁄2 (or age 72, for individuals born on or after July 1, 1949), or the calendar year in which the Participant retires. Required distributions must be made over a period no longer than the period determined under The IRS’ Uniform Life Expectancy Table reflecting the joint life expectancy of the Participant and a Beneficiary not more than 10 years younger than the Participant, or if the Participant’s spouse is the sole Beneficiary and is more than 10 years younger than the Participant, their joint life expectancy. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

(i)	must begin to be paid when the Participant attains age 75 or retires, whichever is later; and
(ii)	the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the “50% rule”).

The 50% rule will not apply if a Participant’s spouse is the joint Annuitant. Notwithstanding these pre-January 1, 1987 rules, the entire contract balance must meet the minimum distribution incidental benefit requirement of section 403(b)(10).

At the Participant’s death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin by December 31st of the year following the year of death and be paid over the single life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must be made over a period that does not exceed the longer of the Participant’s or the designated Beneficiary’s life expectancy. Exceptions to this rule may apply in the case of a beneficiary who is also the participant’s spouse.

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Beginning January 1, 2022 for certain governmental and collectively bargained retirement plans, and January 1, 2020 for all others: the maximum period for payments to a beneficiary who is not:

●	the surviving spouse of the plan participant or IRA owner;
●	a minor child of such plan participant or IRA owner;
●	a qualifying special needs beneficiary; or
●	not more than ten years younger than such plan participant or IRA owner;

generally will be limited to a maximum ten year distribution period following the death of the plan participant or IRA owner. Additional rules, requirements and exceptions may apply. Individuals should consult their personal tax advisor.

A Participant generally may aggregate his or her 403(b) Contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the plan, Contract, or account otherwise provides. If you have purchased the IncomeLOCK or IncomeLOCK Plus benefit option, the calculation of the required minimum distribution may include the value of the IncomeLOCK or IncomeLOCK Plus and may increase the amount of the required minimum distribution. IncomeLock and IncomeLock Plus benefit options are no longer available for purchase.

401(a)/(k) and 403(a) Qualified Plans. Minimum distribution requirements for qualified plans are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.

408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

(1)	there is no exception for pre-1987 amounts; and
(2)	there is no available postponement past April 1 of the calendar year following the calendar year in which age 70 1⁄2 (or age 72, as applicable) is attained.

A Participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

408A Roth IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a)/(k) and 403(a) qualified plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A Roth IRAs during the Contract Owner’s lifetime, but generally do apply after the Contract Owner’s death.

A Beneficiary generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCPs are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement. Distributions must satisfy the irrevocable election requirements applicable to non-governmental tax-exempt employer EDCPs.

Nonqualified Contracts. Nonqualified Contracts do not require commencement of distributions at any particular time during the Contract Owner’s lifetime, and generally do not limit the duration of annuity payments.

At the Contract Owner’s death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as in effect at the time of death. Similar distribution requirements will also apply if the Contract Owner is not a natural person, if the Annuitant dies or is changed. An exception to this rule may apply in the case of a beneficiary who is also the participant’s spouse.

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Tax-Free Rollovers, Transfers and Exchanges

403(b) Annuities. Tax-free transfers between 403(b) annuity Contracts and/or 403(b)(7) custodial accounts and, with the exception of distributions to and from Roth 403(b) accounts, tax-free rollovers to or from 403(b) programs to 408(b) IRAs, other 403(b) programs, 401(a)/403(a) qualified plans and governmental EDCPs are permitted under certain circumstances. Funds in a 403(b) annuity contract may be rolled directly over to a Roth IRA. Distributions from Roth 403(b) accounts may be rolled over or transferred to another Roth 403(b) account or rolled over to a Roth IRA or a Roth 401(k) or eligible Roth 457(b) account. Roth 403(b) accounts may only receive rollover contributions from other Roth accounts.

401(a)/(k) and 403(a) Qualified Plans. The taxable portion of certain distributions, except for distributions from Roth accounts, may be rolled over tax-free to or from a 408(b) individual retirement account or annuity, another such plan, a 403(b) program, or a governmental EDCP. Funds in a qualified contract may be rolled directly over to a Roth IRA. The rollover/ transfer rules for Qualified plans are generally the same as described for 403(b) Annuities.

408(b) Traditional IRAs and SEPs. Funds may be rolled over tax-free to or from a 408(b) IRA Contract, from a 403(b) program, a 401(a)/(k) or 403(a) qualified plan, or a governmental EDCP under certain conditions. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any 12-month period.

408A Roth IRAs. Funds may be transferred tax-free from one 408A Roth IRA to another. Funds in a 408(b) IRA or eligible retirement plan (401(a)/(k), 403(b) or governmental 457(b)) may be rolled in a taxable transaction to a 408A Roth IRA.

Special, complicated rules governing holding periods and avoidance of the 10% penalty tax apply to rollovers from 408(b) IRAs to 408A Roth IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.

408(p) SIMPLE IRAs. Funds may generally be rolled over tax-free from a SIMPLE IRA to a 408(b) IRA. However, during the two-year period beginning on the date you first participate in any SIMPLE IRA plan of your employer, SIMPLE IRA funds may only be rolled to another SIMPLE IRA.

457 Plans. Tax-free transfer of EDCP amounts from tax-exempt employers are permitted only to another EDCP of a like employer. Tax-free rollovers to or from a governmental EDCP to other governmental EDCPs, 403(b) programs, 401(a)/401(k)/403(a) Qualified Plans, 408(b) IRAs are permitted under certain circumstances.

Nonqualified Contracts. Certain of the nonqualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. A full or partial exchange of one annuity Contract for another is a tax-free transaction under section 1035, provided that the requirements of that section are satisfied. However, the exchange is reportable to the IRS.

Effect of Tax-Deferred Accumulations

The chart below compares the results from contributions made to:

●	A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);
●	A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and
●	Taxable accounts such as savings accounts.

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This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred account (shown above as “Taxable Account”); (2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as “Nonqualified Contract Tax-Deferred Annuity”); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as “Tax-Deferred Annuity”). The chart assumes a 25% tax rate and a 4% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 4% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 3% under a taxable program. The 4% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

Paycheck Comparison

	Tax-Favored Retirement Program	Taxable Account
Annual amount available for savings before federal taxes	$2,400	$2,400
Current federal income tax due on Purchase Payments	0	$(600)
Net retirement plan Purchase Payments	$2,400	$1,800

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This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

Foreign Account Tax Compliance Act (“FATCA”)

U.S. persons should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity holding accounts on behalf of U.S. persons if such entity fails to provide applicable certifications to the U.S. government. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary. Prospective purchasers with accounts in foreign financial institutions or foreign entities should consult with their tax advisor regarding the application of FATCA to their purchase.

Other Withholding Tax

A non-resident Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

EXCHANGE PRIVILEGE

In the prospectus we described generally how under certain conditions we will allow you to exchange from other fixed and/or variable contracts we issue (other contracts) to Portfolio Director. A more detailed comparison of the features, charges and restrictions between each of these listed other contracts and Portfolio Director is provided below.

Exchanges From Independence Plus Contracts

(UIT-585 and UITG-585)

Sales/Surrender Charges. Under an Independence Plus Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. The first partial surrender (or total surrender if there has been no prior partial surrender), to the extend it does not exceed 10% of the Account Value, may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director imposes a similar surrender charge upon total or partial surrenders. Both the Portfolio Director and Independence Plus Contracts have other similar provisions where surrender charges are not imposed. However, Portfolio Director provides at least one additional provision, not included in Independence Plus Contracts, under which no surrender charge will be imposed. An additional provision allows election of a systematic withdrawal method without surrender charges. For purposes of satisfying the fifteen-year and five-year holding requirements described under “Surrender Charge” in the prospectus, Portfolio Director will be deemed to have been issued on the same date as the Independence Plus Contract or certificate thereunder, but no earlier than January 1, 1982. Purchase Payments exchanged into Portfolio Director and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to Independence Plus Contracts for purposes of calculating the surrender charge under Portfolio Director.

Other Charges. Under the Independence Plus Contracts, a maintenance charge of $20 is assessed for the first year and an annual charge of $15 is assessed for the second and later years during the accumulation period. The

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charge is due in quarterly installments. A daily fee is charged at the annual rate of 1% of the daily net asset value allocable to the variable sub-accounts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant’s Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company for Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of VALIC Separate Account A is attributable to Portfolio Director.

Investment Options. Under Independence Plus Contracts ten Divisions of VALIC Separate Account A are available variable investment alternatives, each investing in shares of a different underlying fund of VALIC Company I. In addition, two fixed investment options are available. Under Portfolio Director, various divisions of VALIC Separate Account A are available. Each division invests in a different mutual fund. See the Portfolio Director prospectus for information on variable and fixed account options.

Annuity Options. Annuity options under Independence Plus Contracts provide for payments on a fixed or variable basis, or a combination of both. The Independence Plus Contract permits annuity payments for a designated period between 3 and 30 years. Portfolio Director permits annuity payments for a designated period between of 5 and 30 years. Independence Plus Contracts and Portfolio Director both provide for “betterment of rates.” Under this provision, annuity payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

Exchanges From V-Plan Contracts

(IFA-582 and GFA-582)

Sales/Surrender Charges. Under a V-Plan Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 7% of the Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. The first partial surrender, to the extent it does not exceed 10% of the account value, may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director also imposes a surrender charge upon total or partial surrenders. However, the surrender charge under Portfolio Director may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. V-Plan Contracts have other provisions where surrender charges are not imposed. However, Portfolio Director provides at least two additional provisions, not included in V-Plan Contracts, under which no surrender charge will be imposed. Those Portfolio Director provisions include no surrender charge on an election of the no charge systematic withdrawal method, and where an employee-Participant has maintained the account for a period of five years and has attained age 59 1⁄2. For purposes of satisfying the fifteen-year and five-year holding requirements, Portfolio Director will be deemed to have been issued on the same date as the V-Plan Contract or certificate thereunder, but no earlier than January 1, 1982.

If there is a total or partial surrender, Purchase Payments exchanged into Portfolio Director and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to the V-Plan Contract for purposes of calculating the surrender charge under Portfolio Director.

Other Charges. There are no administrative and risk charges under V-Plan Contracts. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant’s Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options

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throughout the quarter. Such fees begin immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the VALIC Separate Account A is attributable to Portfolio Director.

Investment Options. There are no variable investment alternatives provided under V-Plan Contracts.

Annuity Options. Annuity options under V-Plan Contracts provide for payments on a fixed basis only. The V-Plan Contract permits annuity payments for a designated period of 1 to 15 years. Under a V-Plan Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Under Portfolio Director, Payout Payments may be made on a fixed or variable basis, or a combination of both. Portfolio Director does not provide for commutation. V-Plan Contracts and Portfolio Director both provide for “betterment of rates.” Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

Exchanges From SA-1 and SA-2 Contracts

(GUP-64, GUP-74, GTS-VA)

Agents’ and Managers’ Retirement Plan Exchange Offer. All eligible agents and managers of the Company are allowed to participate in the Company’s Agents’ and Managers’ Retirement Plan (“Plan”). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts and Independence Plus Contracts for the equivalent units of interest in Portfolio Director. Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director any surrender charges or account maintenance charges. Other individuals who may exchange to Portfolio Director from SA-1 or Independence Plus Contracts may have surrender charges and account maintenance charges imposed under Portfolio Director. All other provisions with regard to exchange offers will apply to the Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options from which to choose. As to the funding vehicle for a Purchase Payment plan, the participant may choose to:

•	Remain in the SA-1 Contract and Independence Plus Contract.
•	Leave current assets in the SA-1 Contract or Independence Plus Contract and direct future Purchase Payments to Portfolio Director; or
•	Transfer all current assets and future Purchase Payments to Portfolio Director.

If the participant chooses to remain in either the SA-1 Contract or Independence Plus Contract, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract or Independence Plus Contract, respectively. If the participant chooses to leave current assets in the SA-1 Contract or the Independence Plus Contract, and direct future Purchase Payments to Portfolio Director, the current assets will be controlled by the provisions of the SA-1 Contract or the Independence Plus Contract, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director subject to the exception that surrender charges and account maintenance charges will not be imposed under Portfolio Director. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director subject to the exception that surrender charges and account maintenance charges will not be imposed under Portfolio Director.

Once a participant transfers assets and future Purchase Payments to Portfolio Director the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director, the participant will be allowed at a later date to transfer the current assets to Portfolio Director. For a complete analysis of the differences between the SA-1 contract or the Independence Plus Contract and Portfolio Director, you should refer to the form of the contract or certificate for its terms and conditions.

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Sales/Surrender Charges. Under the SA-1 and SA-2 Contracts a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a SA-1 or SA-2 Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account Value applied to Portfolio Director (“Exchanged Amount”). Purchase Payments made to Portfolio Director, however, would be subject to a surrender charge. In the case of a partial surrender, all Purchase Payments to Portfolio Director will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. No exchange pursuant to this offer will be allowed within 120 days of a transfer of fixed accumulations under a SA-1 or SA-2 Contract to the variable portion of such Contract. Under Portfolio Director, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first.

Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses for SA-1 and SA-2 Contracts. The charge is generally 1.25% and is included in the above sales and administrative charge. An additional daily charge (at an annual rate of 1% of total net assets attributable to SA-1 Contracts and ranging from .21% to .85% of total net assets attributable to SA-2 Contracts) is made for mortality and expense risks assumed by the Company under the variable portion of the Contract. The total of these expenses and other charges is limited to a maximum of the rate imposed on SA-1 and SA-2 Contracts on April 1, 1987. (See prospectus for SA-1 and SA-2 contracts dated April 20, 1987.) For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant’s Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the average daily net asset value of the Separate Account is attributable to Portfolio Director. (See “Separate Account Charges” and “Separate Account Expense Reimbursement” in the prospectus.)

Investment Options. Under SA-1 and SA-2 Contracts only one Division of VALIC Separate Account A is available as a variable investment alternative. This Division invests in a portfolio of VALIC Company I, the Stock Index Fund. Under a “grandfathering” arrangement, the total advisory fees and certain other charges imposed against these Contracts are limited to a maximum of the rate charged on April 1, 1987. The maximum expense ratio for the GUP and GTS VA Contracts is 1.4157% and 0.6966%, respectively. (See the prospectus for these Contracts dated April 20, 1987.) Under Portfolio Director, various divisions of VALIC Separate Account A are available. Each division invests in a different mutual fund. See the Portfolio Director prospectus for information on variable and fixed account options.

Annuity Options. Annuity options under the SA-1 and SA-2 Contracts provide for payments on a fixed or variable basis, or a combination of both. The SA-1 Contract annuity payments under a designated period option are limited to 15 years on a fixed basis only. Under this Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. SA-2 Contracts do not provide a designated period option nor do they provide for commutation. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years. The SA-1 and SA-2 Contracts make no provision for transfers from a separate account to a fixed annuity during the annuity period. This option, subject to certain conditions, is available under Portfolio Director. The SA-1 Contracts provide an option for monthly variable annuity payments to be made at a level payment basis during each year of the annuity period. Portfolio Director does not provide this option. SA-1 and Portfolio Director, but not SA-2 Contracts, both provide for “betterment of rates.” Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

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Exchanges From Impact Contracts

(UIT-981)

Sales/Surrender Charges. Under an Impact Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 5% of the Purchase Payments withdrawn within three years of the date such Purchase Payments were made. However, in any Participant Year, the first withdrawal of up to 10% of the account value will not be subject to a surrender charge. The most recent Purchase Payments are deemed to be withdrawn first. Portfolio Director also imposes a surrender charge upon total or partial surrenders which may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. Portfolio Director also has other provisions where surrender charges are not imposed. For purposes of satisfying the fifteen- year and five-year holding requirements, Portfolio Director will be deemed to have been issued on the same date as the Impact Contract, or certificate thereunder, but no earlier than January 1, 1982. Only Purchase Payments exchanged into Portfolio Director which were made within three years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to Impact Contracts for purposes of calculating the surrender charge under Portfolio Director.

Other Charges. Under Impact Contracts, a $30 annual charge is assessed once a year to cover administrative expenses. The charge may, with prior regulatory approval if required, be increased or decreased. In addition, a daily charge is made at an annual rate of 1% of the net asset value allocable to the Impact Contracts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant’s Account. The charge is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No charge is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such charge begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The charge may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director.

Investment Options. Under the Impact Contract five Divisions of Separate Account A are available as variable investment alternatives, each investing in shares of a different underlying fund of VALIC Company I. Under Portfolio Director, various divisions of VALIC Separate Account A are available. Each division invests in a different mutual fund. See the Portfolio Director prospectus for information on variable and fixed account options.

Annuity Options. Annuity options under Impact Contracts provide for payments on a fixed or variable basis, or a combination of both. The Impact Contract permits annuity payments for a designated period of 1 to 15 years. Under an Impact Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years. Impact Contracts and Portfolio Director both provide for “betterment of rates.” Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

Exchanges From Compounder Contracts

(C-1-75 AND IFA-78)

Sales/Surrender Charges. Under a Compounder Contract a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a Compounder Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account Value applied to Portfolio Director. Purchase Payments made to Portfolio Director, however, would be subject to the surrender charge under Portfolio Director. In the case of a partial surrender, all Purchase Payments to Portfolio Director will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. Under Portfolio Director, no sales charge is deducted at the

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time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first.

Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses under a Compounder Contract. The charge is 1.25% and is included in the above sales charge. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant’s Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company for Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director.

Investment Options. There are no variable investment alternatives provided under Compounder Contracts.

Annuity Options. Payout Payments under a Compounder Contract are on a fixed basis only and the designated period option is limited to a period of 15 years. However, under a Compounder Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director allows Payout Payments be made on a fixed or variable basis, or both. One option under Portfolio Director provides for a designated period of 5 and 30 years. Unlike Portfolio Director, the Compounder Contracts contain no “betterment of rates” provision.

Information That May Be Applicable To Any Exchange

Guaranteed Annuity Rates. Mortality rates have improved since annuity rates were developed for the other contracts. Therefore, the annuity rates guaranteed in Portfolio Director are less favorable to Contract Owners and Annuitants than those guaranteed in the other contracts. However, the current annuity rates being charged for fixed annuities under the “betterment of rates” provisions discussed above are more favorable than those guaranteed under Portfolio Director or the other contracts. Of course, no assurance can be given that this will continue to be true at the time of annuitization for a given contract. Guaranteed annuity rate tables are set forth in your Contract or in current endorsements thereto. Those guaranteed for Portfolio Director are set forth therein, and copies may be obtained from the Company.

To satisfy a federal tax law requirement, non-spouse Beneficiaries under Portfolio Director generally must receive the entire benefit payable upon the death of the Annuitant over their life expectancy or within five years of the Annuitant’s death. This requirement may be inapplicable to certain other contracts or certificates issued before January 19, 1985 if not exchanged.

Under certain deferred annuity contracts issued before October 21, 1979, upon the death of the owner the entire value of the contract as of the date of death may be received income tax free by the Beneficiary. This will not apply to contracts that have been exchanged on or after October 21, 1979.

Group Unallocated Contracts. We do not allow exchanges from group unallocated Contracts.

CALCULATION OF SURRENDER CHARGE

The surrender charge is discussed in the prospectus under “Fees and Charges — Surrender Charge.” Examples of calculation of the Surrender Charge upon total and partial surrender are set forth below:

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Illustration of Surrender Charge on Total Surrender

Example 1.

Transaction History

Date	Transaction	Amount
10/1/94	Purchase Payment	$10,000
10/1/95	Purchase Payment	$5,000
10/1/96	Purchase Payment	$15,000
10/1/97	Purchase Payment	$2,000
10/1/98	Purchase Payment	$3,000
10/1/99	Purchase Payment	$4,000
12/31/99	Total Purchase Payments (Assumes Account Value is $50,000)	$39,000
12/31/99	Total Surrender

Surrender Charge is lesser of (a) or (b):

a.	Surrender Charge calculated on 60 months of Purchase Payments
	1.	Surrender Charge against Purchase Payment of 10/1/94	$0
	2.	Surrender Charge against Purchase Payment of 10/1/95	$250
	3.	Surrender Charge against Purchase Payment of 10/1/96	$750
	4.	Surrender Charge against Purchase Payment of 10/1/97	$100
	5.	Surrender Charge against Purchase Payment of 10/1/98	$150
	6.	Surrender Charge against Purchase Payment of 10/1/99	$200
	Surrender Charge based on Purchase Payments (1 + 2 + 3 + 4 + 5 + 6)		$1,450

b.	Surrender Charge calculated on the excess over 10% of the Account Value at the time of surrender:
	Account Value at time of surrender	$50,000
	Less 10% not subject to Surrender Charge	-5,000

	Subject to Surrender Charge	45,000
		×.05

	Surrender Charge based on Account Value	$2,250	$2,250

c.	Surrender Charge is the lesser of a or b		$1,450

Illustration of Surrender Charge on a 10% Partial Surrender Followed by a Full Surrender

Example 2.

Transaction History (Assumes No Interest Earned)

Date	Transaction	Amount
10/1/94	Purchase Payment	$10,000
10/1/95	Purchase Payment	5,000
10/1/96	Purchase Payment	15,000
10/1/97	Purchase Payment	2,000
10/1/98	Purchase Payment	3,000
10/1/99	Purchase Payment	4,000
12/31/99	10% Partial Surrender (Assumes Account Value is $39,000)	3,900
2/1/00	Full Surrender	35,100

a.	Since this is the first partial surrender in this Participant Year, calculate the excess over 10% of the value of the Purchase Units 10% of $39,000 = $3,900 [no charge on this 10% withdrawal]

b.	The Account Value upon which Surrender Charge on the Full Surrender may be calculated (levied) is $39,000 — $3,900 = $35,100

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c.	The Surrender Charge calculated on the Account Value withdrawn $35,100 × .05 = $1,755

d.

Since only $29,000 has been paid in Purchase Payments in the 60 months prior to the Full Surrender, the charge can only be calculated on $29,000. The $3,900 partial withdrawal does not reduce this amount. Thus, the charge is $29,000 × (0.05) = $1,450.

PURCHASE UNIT VALUE

Purchase Unit value is discussed in the prospectus under “Purchase Period.” The Purchase Unit value for a Division is calculated as shown below:

Step 1: Calculate the gross investment rate:

Gross Investment Rate
=	(equals) The Division’s investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
÷	(divided by) The value of the Division for the immediately preceding day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. Eastern time on each business day when the Exchange is open.

Step 2: Calculate net investment rate for any day as follows:

Net Investment Rate
=	(equals) Gross Investment Rate (calculated in Step 1)
–	(minus) Separate Account charges.

Step 3: Determine Purchase Unit Value for that day.

Purchase Unit Value for that day.
=	(equals) Purchase Unit Value for immediate preceding day.
×	(multiplied by) Net Investment Rate (as calculated in Step 2) plus 1.00.

The following illustrations show a calculation of new Purchase Unit value and the purchase of Purchase Units (using hypothetical examples):

Illustration of Calculation of Purchase Unit Value

Example 3.

1. Purchase Unit value, beginning of period	$1.800000
2. Value of Fund share, beginning of period	$21.200000
3. Change in value of Fund share	$.500000
4. Gross investment return (3)÷(2)	.023585
5. Daily separate account fee*	.000027
*Fee of 1% per annum used for illustrative purposes.
6. Net investment return (4)—(5)	.023558
7. Net investment factor 1.000000+(6)	1.023558
8. Purchase Unit value, end of period (1)×(7)	$1.842404

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Illustration of Purchase of Purchase Units (Assuming No State Premium Tax)

Example 4.

1. First Periodic Purchase Payment	$100.00
2. Purchase Unit value on effective date of purchase (see Example 3)	$1.800000
3. Number of Purchase Units purchased (1)÷(2)	55.556
4. Purchase Unit value for valuation date following purchase (see Example 3)	$1.842404
5. Value of Purchase Units in account for valuation date following purchase (3)×(4)	$102.36

CALCULATION OF MVA OPTION

The effect of the market value adjustment may be positive or negative. If, for example, on the date of a withdrawal, the index rate described below (plus 0.5%) is higher than that index rate as of the Contract’s date of issue, the effect of the market value adjustment will be negative. If, for example, on the date of a withdrawal, the index rate (plus 0.5%) is lower than that index rate as of the Contract’s date of issue, the effect of the market value adjustment will be positive. Any negative adjustment will be waived to the extent that it would decrease the withdrawal value below the minimum guaranteed value.

The market value adjustment is determined by the formula below, using the following factors:

•	A is an index rate determined at the beginning of each MVA term, for a security with time to maturity equal to that MVA term;

•	B is an index rate determined at the time of withdrawal, for a security with time to maturity equal to the current MVA term;

•	N is the number of months remaining in the current MVA term (rounded up to the next higher number of months); and

•

The index rates for A and B will be the U.S. Treasury Yield as quoted by Bloomberg or a comparable financial market news service, for the maturity equal to the MVA term, using linear interpolation as appropriate.

The market value adjustment will equal:

The amount surrendered or transferred out prior to the end of the MVA term multiplied by:

[(1+A)/(1+B+0.005)](N/12) - 1

The market value adjustment will be added to or deducted from the amount being withdrawn or transferred.

Index rates for any calendar month will equal the average of index rates for the last 5 trading days of the previous calendar month.

PAYOUT PAYMENTS

Assumed Investment Rate

The discussion concerning the amount of Payout Payments which follows this section is based on an Assumed Investment Rate of 3 1⁄2% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1⁄2% rate described here as follows: 3%, 4 1⁄2%, 5% or 6% per annum. (Note: an Assumed Investment Rate higher than 5% may not be selected under individual Contracts.) The foregoing Assumed Investment Rates are used merely in order

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to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

Amount of Payout Payments

The amount of the first variable Payout Payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable annuity as of the tenth day immediately preceding the date Payout Payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.

The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%, 3 1⁄2%, 4% and 5% per annum (3 1⁄2% in the group Contract).

The portion of the first monthly variable Payout Payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

In any subsequent month, the dollar amount of the variable Payout Payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous Payout Payment, less an adjustment to neutralize the 3 1⁄2% or other Assumed Investment Rate referred to above.

Therefore, the dollar amount of variable Payout Payments after the first year will vary with the amount by which the net investment return is greater or less than 3 1⁄2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first Payout Payment in the next year will be approximately 1 1⁄2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first Payout Payment in the next year will be approximately 2 1⁄2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

Each deferred Contract provides that, when fixed Payout Payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity Contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

Payout Unit Value

The value of a Payout Unit is calculated at the same time that the value of a Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See “Purchase Period” in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under “Payout Period.”

The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

Illustration of Calculation of Payout Unit Value

Example 8.

1. Payout Unit value, beginning of period	$.980000
2. Net investment factor for Period (see Example 3)	1.023558
3. Daily adjustment for 3 1⁄2% Assumed Investment Rate	.999906

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4. (2)×(3)	1.023462
5. Payout Unit value, end of period (1)×(4)	$1.002993

Illustration of Payout Payments

Example 9. Annuitant age 65, Life Annuity with 120 Payments Certain

1. Number of Purchase Units at Payout Date	10,000.00
2. Purchase Unit value (see Example 3)	$1.800000
3. Account Value of Contract (1)×(2)	$18,000.00
4. First monthly Payout Payment per $1,000 of Account Value	$5.63
5. First monthly Payout Payment (3)×(4)÷1,000	$101.34
6. Payout Unit value (see Example 8)	$.980000
7. Number of Payout Units (5)÷(6)	103.408
8. Assume Payout Unit value for second month equal to	$.997000
9. Second monthly Payout Payment (7)×(8)	$103.10
10. Assume Payout Unit value for third month equal to	$.953000
11. Third monthly Payout Payment (7)×(10)	$98.55

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.

The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers that are members of the Financial Industry Regulatory Authority (“FINRA”).

AIG Capital Services, Inc. (formerly, SunAmerica Capital Services, Inc. (“AIGCS” or the “Distributor”)), is the distributor for VALIC Separate Account A. The Distributor, an affiliate of the Company, is located at 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997. The Distributor is a Delaware corporation and a member of FINRA.

VALIC financial professionals who sell the Contracts will be compensated for such sales by commissions ranging up to 5.0% of each first-year Purchase Payment. The financial professional will receive commissions of up to 0.85% for level Purchase Payments in subsequent years and up to 5.0% on increases in the amount of Purchase Payments in the year of increase. During the first two years of employment, financial professionals may also receive developmental commissions of up to 4% for each first-year Purchase Payment and for increases in the amount of Purchase Payments.

Pursuant to its underwriting agreement with the Distributor and VALIC Separate Account A, the Company reimburses the Distributor for reasonable sales expenses, including overhead expenses. Sales Commissions paid for Portfolio Director, Portfolio Director 2 and Portfolio Director Plus for the years 2018, 2019 and 2020 totaled $93,002,527, $88,484,176 and $88,344,721, respectively. The Distributor retained $0 in commissions for each of the Portfolio Director products for those same years.

EXPERTS

PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for The Variable Annuity Life Insurance Company Separate Account A and The Variable Annuity Life Insurance Company (“VALIC”).

You may obtain a free copy of these financial statements if you write us at our Home Office, located at 2929 Allen Parkway, Houston, Texas, 77019 or call us at 1-800-448-2542. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

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The following financial statements are included on Form N-VPFS filed on April 26, 2021 have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

-

The Audited Financial Statements of The Variable Annuity Life Insurance Company Separate Account A of The Variable Annuity Life Insurance Company as of December 31, 2020 and for each of the two years in the period ended December 31, 2020

-

The Audited Statutory Financial Statements of The Variable Annuity Life Insurance Company as of December 31, 2020 and December 31, 2019 and for each of the three years in the period ended December 31, 2020

COMMENTS ON FINANCIAL STATEMENTS

The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.

Not all of the VALIC Separate Account A Divisions are available under the Contracts described in the prospectus.

© 2021 American International Group, Inc.

All Rights Reserved.

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Part C — Other Information
Item 24.     Financial Statements and Exhibits
(a)   Financial Statements
The following financial statements are included in Part B of this Registration Statement:
•	The Audited Financial Statements of The Variable Annuity Life Insurance Company Separate Account A of The Variable Annuity Life Insurance Company as of December 31, 2020 and for each of the two years in the period ended December 31, 2020.
•	The Audited Statutory Financial Statements of The Variable Annuity Life Insurance Company as of December 31, 2020 and December 31, 2019 and for each of the three years in the period ended December 31, 2020.
(b)   Exhibits
Exhibit Number	Description	Location
(1)(a)	Resolutions adopted by The Variable Annuity Life Insurance Company Board of Directors at its Annual Meeting of April 18, 1979, establishing The Variable Annuity Life Insurance Company Separate Account A.	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, Accession No. 0000950129-96-000265.
(1)(b)	Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life Insurance Company Board of Directors.	Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account filed on April 30, 2003, Accession No. 0000899243-03-000987.
(2)	Not Applicable.
(3)(a)	Distribution Agreement between The Variable Annuity Life Insurance Company, The Variable Annuity Life Insurance Company Separate Account A and AIG Capital Services, Inc. effective December 31, 2018.	Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account filed on April 30, 2019. Accession No. 0001193125-19-128514.
(4)(a)	Specimen Individual Annuity Contract. (Form UIT-194).	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, Accession No. 0000950129-96-000265.
(4)(b)	Specimen Group Annuity Contract. (Form UITG-194).	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, Accession No. 0000950129-96-000265.
(4)(c)	Specimen Individual Non-Qualified Annuity Contract. (Form UITN-194).	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, Accession No. 0000950129-96-000265.
(4)(d)	Specimen Certificate of Participation under Group Annuity Contract (Form UITG-194P).	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, Accession No. 0000950129-96-000265.
(4)(e)	Specimen Individual Retirement Account Annuity Contract. (Form UIT-IRA-194).	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, Accession No. 0000950129-96-000265.

Exhibit Number	Description	Location
(4)(f)	Specimen Simplified Employee Pension Contract (Form UIT-SEP-194).	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, Accession No. 0000950129-96-000265.
(4)(g)	Specimen Endorsement to Group Annuity Contract or Certificate of Participation under Group Annuity Contract. (Form UITG-194-RSAC), effective upon issuance.	Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 23, 1997, Accession No. 0000950129-97-005374.
(4)(h)	Specimen SIMPLE Individual Retirement Annuity Contract (Form UIT-SIMPLE-897).	Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 17, 1998, Accession No. 0000950129-98-005074.
(4)(i)	Specimen Portfolio Director Endorsement to Individual Annuity Contract (Form IPD-798).	Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 17, 1998, Accession No. 0000950129-99-001733.
(4)(j)	Specimen Portfolio Director Individual Retirement Annuity (IRA) Endorsement to Individual Retirement Account Annuity Contract (Form IPDIRA-798).	Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 17, 1998, Accession No. 0000950129-99-001733.
(4)(k)	Specimen Portfolio Director Non-Qualified Deferred Annuity (NQDA) Endorsement to Individual Non-Qualified Annuity Contract (Form IPDN-798).	Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 17, 1998, Accession No. 0000950129-99-001733.
(4)(l)	Specimen Economic Growth and Tax Relief Reconciliation Act ("EGTRRA") Retirement Plan Annuity Contract Endorsement (Form EGTR-302).	Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account filed on April 30, 2003, Accession No. 0000899243-03-000987.
(4)(m)	Specimen EGTRRA Individual Retirement Annuity Endorsement (Form EGTRIRA 802).	Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account filed on April 30, 2003, Accession No. 0000899243-03-000987.
(4)(n)	Specimen EGTRRA Roth Individual Retirement Annuity Endorsement (Form ROTHEGTR-802).	Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account filed on April 30, 2003, Accession No. 0000899243-03-000987.
(4)(o)	Form of Guaranteed Minimum Withdrawal Benefit Endorsement Form.	Incorporated by reference to Post-Effective Amendment No. 27 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account filed on April 28, 2020, Accession No. 0001683863-20-006208.
(4)(p)	Form of Premium Enhancement Credit Endorsement on First-Year Contributions.	Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on May 25, 2007, Accession No. 0000354912-07-000021.
(4)(q)	Form of Premium Enhancement Credit Endorsement on Eligible Deposits.	Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on May 25, 2007, Accession No. 0000354912-07-000021.

Exhibit Number	Description	Location
(4)(r)	Form of Optional Guaranteed Minimum Withdrawal Benefit Endorsement.	Incorporated by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on February 17, 2011, Accession No. 0001193125-11-039089.
(4)(s)	Death Benefit Endorsement.	Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 29, 2011, Accession No. 0001193125-11-118987.
(4)(t)	Guaranteed Minimum Withdrawal Benefit Endorsement (Extension Offer)	Incorporated by reference to Post-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 29, 2016, Accession No. 0001193125-16-569452.
(4)(u)	Contract Endorsement Form	Incorporated by reference to Post-Effective Amendment No. 27 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account filed on April 28, 2020, Accession No. 0001683863-20-006208.
(4)(v)	Endorsement Form. Form New York Replacement Regulation 60 Right to Examine Endorsement (Individual)	Filed herewith.
(4)(w)	Endorsement Form. Form New York Replacement Regulation 60 Right to Examine Endorsement (Group)	Filed herewith.
(4)(x)	Endorsement Form. Dollar Cost Averaging (DCA) Fixed Account Endorsement	Filed herewith.
(5)(a)(i)	Specimen Application for Portfolio Director/Portfolio Director 2/Portfolio Director Plus Fixed and Variable Annuity for use with all plan types except Individual Retirement Annuities (IRA), Simplified Employee Pension Plan (SEP), and Non-Qualified Deferred Annuities (NQDA).	Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account filed on April 30, 2003, Accession No. 0000899243-03-000987.
(5)(a)(ii)	Specimen Application for Portfolio Director/Portfolio Director 2/Portfolio Director Plus Fixed and Variable Annuity for use with Individual Retirement Annuities (IRA), Simplified Employee Pension Plans (SEP), and Non-Qualified Deferred Annuities (NQDA).	Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account filed on April 30, 2003, Accession No. 0000899243-03-000987.
(5)(b)	Specimen Group Master Application.	Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account filed on April 30, 2003, Accession No. 0000899243-03-000987.
(6)(a)	Copy of Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company, effective as of April 28, 1989.	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, Accession No. 0000950129-96-000265.
(6)(b)	Copy of Amendment Number One to Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company (as amended through April 28, 1989) effective March 28, 1990.	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, Accession No. 0000950129-96-000265.

Exhibit Number	Description	Location
(6)(c)	Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as amended through August 3, 2006.	Incorporated by reference to Initial Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on October 11, 2006, Accession No. 0001193125-06-206012.
(7)	Not Applicable.
(8)(a)(i)	(A) Participation Agreement between The Variable Annuity Life Insurance Company and Vanguard Group, Inc.	Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on June 28, 1996, Accession No. 0000950129-96-001391.
(8)(a)(i)	(B) Amendment No. 1 to Participation Agreement between The Variable Annuity Life Insurance Company and The Vanguard Group, Inc., effective July 17, 1998.	Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on September 1, 1998, Accession No. 0000950129-98-003727.
(8)(b)(i)	Participation Agreement between The Variable Annuity Life Insurance Company, Ariel Investment Trust and Ariel Distributors, Inc. dated November 7, 2000.	Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on November 3, 2000, Accession No. 0000950129-00-005232.
(8)(b)(ii)	Administrative Services Agreement between The Variable Annuity Life Insurance Company and Ariel Distributors, Inc.	Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on November 3, 2000, Accession No. 0000950129-00-005232.
(8)(c)(i)	Participation Agreement among The Variable Annuity Life Insurance Company, Forum Funds and Holland Capital Management LLC dated as of January 28, 2010.	Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 30, 2010, Accession No. 0001193125-10-101439.
(8)(c)(ii)	Administrative Services Agreement between The Variable Annuity Life Insurance Company and Holland Capital Management, L.P. dated November 1, 2000.	Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on November 3, 2000, Accession No. 0000950129-00-005232.
(8)(d)(i)	Participation Agreement among Invesco Distributors, Inc. and The Variable Annuity Life Insurance Company dated as of November 1, 2011.	Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on November 1, 2011, Accession No. 0001193125-11-290526.
(8)(d)(ii)	Administrative Services Agreement between Invesco Distributors, Inc., Invesco Investment Services, Inc., The Variable Annuity Life Insurance Company and American General Distributors, Inc. dated as of November 1, 2011.	Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on November 1, 2011, Accession No. 0001193125-11-290526.
(8)(e)(i)	(A) Participation Agreement among American Beacon Funds, American Beacon Advisors, Inc. and The Variable Annuity Life Insurance Company dated as of March 23, 2012.	Incorporated by reference to Post-Effective Amendment No. 16 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 30, 2012, Accession No. 0001193125-12-194923.
(8)(e)(i)	(B) Amendment to Participation Agreement among American Beacon Funds, American Beacon Advisors, Inc. and The Variable Annuity Life Insurance Company, effective December 15, 2017.	Incorporated by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 30, 2018. Accession No. 0001193125-18-143409.

Exhibit Number	Description	Location
(8)(e)(ii)	(A) Administrative Services Agreement among American Beacon Funds, American Beacon Advisors, Inc. and The Variable Annuity Life Insurance Company dated as of March 23, 2012.	Incorporated by reference to Post-Effective Amendment No. 16 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 30, 2012, Accession No. 0001193125-12-194923.
(8)(e)(ii)	(B) Amendment to Administrative Services Agreement among American Beacon Funds, American Beacon Advisors, Inc. and The Variable Annuity Life Insurance Company, effective December 15, 2017.	Incorporated by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 30, 2018. Accession No. 0001193125-18-143409.
(8)(f)	Participation Agreement between The Variable Annuity Life Insurance Company and T. Rowe Price Retirement Funds, Inc. and T. Rowe Price Associates, Inc.	Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 23, 2014, Accession No. 0001193125-14-452183.
(8)(g)	Administrative Services Agreement between The Variable Annuity Life Insurance Company and T. Rowe Price Retirement Funds, Inc. and T. Rowe Price Associates, Inc.	Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 23, 2014, Accession No. 0001193125-14-452183.
(9)	Opinion of Counsel and Consent of Depositor.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 15, 2006, Accession No. 0001193125-06-254482.
(10)	Consent of Independent Registered Public Accounting Firm — PricewaterhouseCoopers LLP.	Filed herewith.
(11)	Not Applicable.
(12)	Not Applicable.
(13)	Calculation of standard and nonstandard performance information.	Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 23, 1997, Accession No. 0000950129-97-005374.
(14)(a)	Power of Attorney — The Variable Annuity Life Insurance Company	Filed herewith.
(15)	Supplemental Information Form which discloses Section 403(b)(11) withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28, 1988, and which requires the signed acknowledgement of participants who purchase Section 403(b) annuities with regard to these withdrawal restrictions.	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, Accession No. 0000950129-96-000265.

Item 25.     Directors and Officers of the Depositor
The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.
Names, Positions and Offices Held with Depositor
Kevin T. Hogan (3)	Director, Chairman of the Board, Chief Executive Officer, and President
Katherine A. Anderson	Director, Senior Vice President and Chief Risk Officer
Thomas J. Diemer	Director, Executive Vice President and Chief Financial Officer
Terrie N. Fiedler	Director
Michael P. Harwood	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary
Robert J. Scheinerman	Director, Chief Executive Officer, Group Retirement
Alireza Vaseghi	Director, Senior Vice President and Chief Investment Officer
Jonathan J. Novak	Chief Executive Officer, Institutional Markets
Todd A. McGrath	Executive Vice President and Chief Operating Officer
Glenn R. Harris	Executive Vice President
Eric S. Levy	Executive Vice President
Craig A. Anderson	Senior Vice President and Life Controller
Kara R. Boling	Senior Vice President, Operations
Roger A. Craig	Senior Vice President, General Counsel and Assistant Secretary
David Ditillo	Senior Vice President and Chief Information Officer
Kyle L. Jennings	Senior Vice President and Chief Compliance Officer
Christopher V. Muchmore (1)	Senior Vice President, Chief Financial Officer, Individual Retirement
Sai P. Raman	Senior Vice President, Institutional Markets
Christine A. Nixon (1)	Senior Vice President
Justin J. W. Caulfield (2)	Vice President and Treasurer
Julie Cotton Hearne	Vice President and Secretary
Daniel R. Cricks	Vice President and Tax Officer
Lisa K. Gerhart	Vice President and Assistant Life Controller
Christina M. Haley (1)	Vice President, Product Filing
Mark J. Happe	Vice President, 38a-1 Compliance Officer
Tracey E. Harris	Vice President, Product Filing
Frank Kophamel	Vice President and Appointed Actuary
Stephen G. Lunanuova (4)	Vice President and Tax Officer
Barbara J. Moore	Vice President and Tax Officer
Mary M. Newitt (1)	Vice President, Product Filing
Mallary L. Reznik (1)	Vice President and Assistant Secretary
T. Clay Spires	Vice President and Tax Officer
Michelle D. Campion (3)	Vice President
Jeffrey S. Flinn	Vice President
Manda Ghaferi (1)	Vice President
Christopher J. Hobson	Vice President
Jennifer N. Miller (3)	Vice President
Stewart R. Polakov (1)	Vice President
Nicolas Berg	Vice President
Amanda K. Ouslander	Anti-Money Laundering and Economic Sanctions Compliance Officer
Rosemary Foster	Assistant Secretary
Virginia N. Puzon (1)	Assistant Secretary
Marjorie D. Washington	Assistant Secretary
Lloyd J. Bellow	Assistant Tax Officer
Laszlo Kulin (4)	Investment Tax Officer
Michael F. Mulligan	Head of International Pension Risk Transfer
Staci Smith	Manager, State Filings
Melissa H. Cozart	Privacy Officer

(1)	21650 Oxnard Street, Woodland Hills, CA 91367
(2)	175 Water Street, New York, NY 10038
(3)	777 S. Figueroa Street, Los Angeles, CA 90017
(4)	80 Pine Street, New York, NY 10005
Item 26.     Persons Controlled By or Under Common Control with Depositor or Registrant
The Registrant is a separate account of The Variable Annuity Life Insurance Company (“Depositor”). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.’s Form 10-K, SEC File No. 001-08787, Accession No. 0001104659-21-025742, filed on February 19, 2021. Exhibit 21 is incorporated herein by reference.
Item 27.     Number of Contracts Owners
As of February 28, 2021
	Qualified Groups	Qualified Individuals	Non-Qualified Groups	Non-Qualified Individuals
Portfolio Director	5,556	39,389*	581	3,960*
Portfolio Director 2	90,926	77,332**	17,115	8,053**
Portfolio Director Plus	331,146	166,242	77,691	18,131
*	This amount represents the sum of Portfolio Director & Portfolio Director Advantage (UIT-194 + UIT-PDA)
**	This amount represents the sum of Portfolio Director 2 & Portfolio Director 2 Advantage (UIT-PD2 + UIT-PD2A)
Item 28.     Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
The Variable Annuity Life Insurance Company
To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.
Item 29.     Principal Underwriter
(a)   AIG Capital Services, Inc. acts as distributor for the following investment companies:

American General Life Insurance Company
Variable Separate Account
Variable Annuity Account One
Variable Annuity Account Two
Variable Annuity Account Four
Variable Annuity Account Five
Variable Annuity Account Seven
Variable Annuity Account Nine
Separate Account A
Separate Account D
Separate Account I
Separate Account II
Separate Account VA-1
Separate Account VA-2
Separate Account VL-R
Separate Account VUL
Separate Account VUL-2
AG Separate Account A
The United States Life Insurance Company in the City of New York
FS Variable Separate Account
FS Variable Annuity Account One
FS Variable Annuity Account Two
FS Variable Annuity Account Five
Separate Account USL VA-R
Separate Account USL VL-R
Separate Account USL A
Separate Account USL B
The Variable Annuity Life Insurance Company
Separate Account A
(b)   Directors, Officers and principal place of business:
Officer/Directors*	Position
James T. Nichols(1)	Director, President and Chief Executive Officer
Terri Nowak Fiedler(2)	Director, Senior Vice President and Chief Distribution Officer
Todd P. Solash	Director
Frank Curran(1)	Chief Financial Officer, Chief Operations Officer, Controller, Vice President and Treasurer
Michael Fortey(2)	Chief Compliance Officer
John T. Genoy(1)	Vice President
Mallary L. Reznik	Vice President
Daniel R. Cricks(2)	Vice President, Tax Officer
T. Clay Spires(2)	Vice President, Tax Officer
Julie A. Cotton Hearne(2)	Vice President and Secretary
Rosemary Foster(2)	Assistant Secretary
Virginia N. Puzon	Assistant Secretary
Washington, Marjorie(2)	Assistant Secretary
*	Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.
(1)	Principal business address is Harborside 5, 185 Hudson Street, Jersey City, NJ 07311.
(2)	Principal business address 2919 Allen Parkway, Houston, TX 77019.
(c)   AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

Item 30.     Location of Accounts and Records
All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The Variable Annuity Life Insurance Company located at 2727-A Allen Parkway, Houston, Texas 77019.
Item 31.     Management Services
Not Applicable.
Item 32.     Undertakings
a.	VALIC hereby commits itself, on behalf of the contract owners, to the following undertakings:
1.	To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
2.	To include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;
3.	To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
b.	The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.
c.	Additional Commitments
The Tax Reform Act of 1986 added to the Internal Revenue Code a new section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the prospectus or the Statement of Additional Information for contracts of this Registration Statement. The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Act if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:
(1)	Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
(2)	Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in any sales literature used in connection with the offer of the contract;
(3)	Instruct sales representatives who solicit participants to purchase the contract specifically to being the redemption restrictions imposed by section 403(b)(11) to the attention of the potential participants;
(4)	Obtain from each plan participant who purchases a section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by section 403(b)(11), and (2) the investment alternatives available under the employer's section 403(b) arrangement, to which the participant may elect to transfer his contract value.
The Company has complied, and is complying, with the provisions of paragraphs (1)-(4) above.
The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:
(a)	include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;
(b)	include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of the contract to Program participants;

(c)	instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;
(d)	obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.
The Company has complied, and is complying, with the provisions of paragraphs (a)-(d) above.
The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:
(a)	include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the contracts issued in connection with the Florida ORP;
(b)	include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of contracts to eligible employees;
(c)	instruct salespeople who solicit eligible employees to purchase the contracts specifically to bring the restrictions on redemption imposed by the Division to the attention of the eligible employees;
(d)	obtain from each participant in the Florida ORP who purchases a contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding: (i) of the restrictions on redemption imposed by the Division, and (ii) that other investment alternatives are available under the Florida ORP, to which the participant may elect to transfer his or her contract values.
The Company has complied, and is complying, with the provisions of paragraphs (a)-(d) above.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 27th day of April, 2021.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
(Registrant)
BY: THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
(On behalf of the Registrant and itself)

BY:	/s/ CRAIG A. ANDERSON
CRAIG A. ANDERSON
SENIOR VICE PRESIDENT AND LIFE CONTROLLER

This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
	Director, Chairman of the Board, Chief Executive Officer, and President	April 27, 2021
*KEVIN T. HOGAN	(Principal Executive Officer)
KEVIN T. HOGAN

	Director, Executive Vice President and Chief Financial Officer	April 27, 2021
*THOMAS J. DIEMER	(Principal Financial Officer)
THOMAS J. DIEMER

/s/ CRAIG A. ANDERSON	Senior Vice President and Life Controller	April 27, 2021
CRAIG A. ANDERSON	(Principal Accounting Officer)

*KATHERINE A. ANDERSON	Director	April 27, 2021
KATHERINE A. ANDERSON

*TERRI N. FIEDLER	Director	April 27, 2021
TERRI N. FIEDLER

*MICHAEL P. HARWOOD	Director	April 27, 2021
MICHAEL P. HARWOOD

*ROBERT J. SCHEINERMAN	Director	April 27, 2021
ROBERT J. SCHEINERMAN

*ALIREZA VASEGHI	Director	April 27, 2021
ALIREZA VASEGHI

/s/ Manda Ghaferi	Attorney-in-Fact	April 27, 2021
*MANDA GHAFERI